UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2011 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 16.7%
3,751	Ann, Inc.*	$97,301
358	AutoZone, Inc.*	102,191
4,736	Bridgepoint Education, Inc.*	117,263
4,118	Brinker International, Inc.	98,914
1,704	Buffalo Wild Wings, Inc.*	108,255
4,862	Career Education Corp.*	110,319
3,797	CBS Corp., Class B	103,924
5,895	Dana Holding Corp.*	98,270
1,890	Dillard’s, Inc., Class A	106,331
1,967	DineEquity, Inc.*	102,481
2,128	DIRECTV, Class A*	107,847
3,526	DISH Network Corp., Class A*	104,475
4,263	Foot Locker, Inc.	92,635
1,009	Fossil, Inc.*	126,801
6,652	H&R Block, Inc.	99,514
1,499	ITT Educational Services, Inc.*	128,419
2,951	J.C. Penney Co., Inc.	90,773
2,112	Lear Corp.	103,488
1,166	Liberty Media Corp. - Capital, Series A*	93,059
2,761	Limited Brands, Inc.	104,531
7,188	Lincoln Educational Services Corp.	128,521
25,537	Office Depot, Inc.*	96,530
2,352	PetSmart, Inc.	101,183
3,313	Rent-A-Center, Inc.	89,617
3,989	Scholastic Corp.	114,564
11,218	Sinclair Broadcast Group, Inc., Class A	111,170
6,130	Stage Stores, Inc.	109,114
5,032	Sturm Ruger & Co., Inc.	137,474
1,702	Tractor Supply Co.	112,196
1,901	TRW Automotive Holdings Corp.*	95,944
1,340	Weight Watchers International, Inc.	103,435
726	Wynn Resorts Ltd.	111,572
		3,408,111
	Consumer Staples - 4.7%
2,116	BJ’s Wholesale Club, Inc.*	106,541
3,942	Fresh Del Monte Produce, Inc.	96,619
1,499	Hansen Natural Corp.*	114,853
1,949	Herbalife Ltd. (Cayman Islands)	108,598
3,660	Hormel Foods Corp.	106,030
1,506	Philip Morris International, Inc.	107,182
5,140	Smithfield Foods, Inc.*	113,183
6,043	Spartan Stores, Inc.	106,719
11,362	Winn-Dixie Stores, Inc.*	102,031
		961,756
	Energy - 11.9%
2,417	Bill Barrett Corp.*	120,270
703	CARBO Ceramics, Inc.	109,717
1,029	Chevron Corp.	107,037
1,462	ConocoPhillips	105,249
4,923	CVR Energy, Inc.*	132,182
7,271	Delek US Holdings, Inc.	120,844
1,286	Exxon Mobil Corp.	102,610
1,352	Hess Corp.	92,693
3,459	HollyFrontier Corp.	260,774
3,279	Marathon Oil Corp.	101,551
1,551	Murphy Oil Corp.	99,605
3,352	Patterson-UTI Energy, Inc.	109,041
4,280	RPC, Inc.	101,094
1,080	SEACOR Holdings, Inc.	108,389
3,321	Stone Energy Corp.*	107,800
4,401	Tesoro Corp.*	106,900
15,112	VAALCO Energy, Inc.*	100,646
3,946	Valero Energy Corp.	99,123
4,192	W&T Offshore, Inc.	113,603
6,159	Western Refining, Inc.*	125,828
3,427	Williams Cos., Inc. (The)	108,636
		2,433,592
	Financials - 15.5%
17,706	Advance America Cash Advance Centers, Inc.	124,827
2,213	Aflac, Inc.	101,931
8,267	American Equity Investment Life Holding Co.	98,129
3,002	American Financial Group, Inc.	102,008
1,384	American National Insurance Co.	103,717
4,781	AmTrust Financial Services, Inc.	111,015
3,143	Arch Capital Group Ltd.*	106,233
3,913	Aspen Insurance Holdings Ltd. (Bermuda)	101,347
2,865	Assurant, Inc.	102,051
13,905	CNO Financial Group, Inc.*	102,202
4,469	Discover Financial Services	114,451
5,365	East West Bancorp, Inc.	99,574
1,499	Erie Indemnity Co., Class A	110,476
3,431	FBL Financial Group, Inc., Class A	108,008
10,963	Hilltop Holdings, Inc.*	95,926
6,205	Interactive Brokers Group, Inc., Class A	93,944
4,196	INTL FCStone, Inc.*	96,424
3,680	Lincoln National Corp.	97,520
2,739	Moody’s Corp.	97,536
697	National Western Life Insurance Co., Class A	119,417
3,430	Principal Financial Group, Inc.	94,771
1,682	Prudential Financial, Inc.	98,700
3,017	Raymond James Financial, Inc.	95,820
1,634	Rayonier, Inc. REIT	105,311
1,702	Reinsurance Group of America, Inc.	99,074
3,795	SunTrust Banks, Inc.	92,940
7,952	Symetra Financial Corp.	99,877
1,727	Travelers Cos., Inc. (The)	95,210
3,321	Validus Holdings Ltd.	88,305
6,335	West Coast Bancorp*	103,134
14,573	Western Alliance Bancorp*	102,448
		3,162,326
	Health Care - 11.3%
2,437	Aetna, Inc.	101,111
1,763	Air Methods Corp.*	123,586
1,527	AMERIGROUP Corp.*	83,985
2,587	AmerisourceBergen Corp.	99,108
2,343	Cardinal Health, Inc.	102,530
3,064	Centene Corp.*	100,530
2,147	CIGNA Corp.	106,856

3,812	CONMED Corp.*	$99,112
1,429	Cooper Cos., Inc. (The)	109,304
3,052	Coventry Health Care, Inc.*	97,664
3,348	Health Net, Inc.*	94,146
1,338	Humana, Inc.	99,788
4,456	Kindred Healthcare, Inc.*	83,951
2,030	Magellan Health Services, Inc.*	105,763
1,249	McKesson Corp.	101,319
2,250	National Healthcare Corp.	107,033
16,145	PDL BioPharma, Inc.	99,938
5,076	Pfizer, Inc.	97,662
4,907	Team Health Holdings, Inc.*	108,003
2,199	UnitedHealth Group, Inc.	109,136
5,633	ViroPharma, Inc.*	101,845
2,146	WellCare Health Plans, Inc.*	94,102
1,369	WellPoint, Inc.	92,476
		2,318,948
	Industrials - 12.1%
2,063	AGCO Corp.*	97,827
1,575	Alaska Air Group, Inc.*	96,264
6,095	Avis Budget Group, Inc.*	92,095
1,016	Caterpillar, Inc.	100,371
2,409	Ceradyne, Inc.*	78,076
2,120	Cubic Corp.	102,905
1,562	Fluor Corp.	99,234
1,283	Gardner Denver, Inc.	109,427
3,475	Insperity, Inc.	101,540
2,870	KBR, Inc.	102,316
2,880	Lincoln Electric Holdings, Inc.	98,554
2,917	Mueller Industries, Inc.	109,475
1,131	NACCO Industries, Inc., Class A	102,785
2,107	Nordson Corp.	107,520
2,881	Old Dominion Freight Line, Inc.*	106,741
1,561	Polypore International, Inc.*	106,148
1,951	Ryder System, Inc.	109,880
2,034	Sauer-Danfoss, Inc.*	96,615
3,355	Sun Hydraulics Corp.	95,651
4,978	Sykes Enterprises, Inc.*	96,075
3,991	Titan International, Inc.	100,853
1,670	Towers Watson & Co., Class A	102,120
3,642	Trex Co., Inc.*	76,773
11,649	US Airways Group, Inc.*	72,690
711	W.W. Grainger, Inc.	105,491
		2,467,426
	Information Technology - 14.1%
3,333	ACI Worldwide, Inc.*	120,521
2,258	Altera Corp.	92,307
2,427	Arrow Electronics, Inc.*	84,338
7,130	Atmel Corp.*	86,273
2,989	Avnet, Inc.*	87,578
11,990	Brightpoint, Inc.*	108,989
9,984	Cadence Design Systems, Inc.*	103,135
4,914	Cardtronics, Inc.*	112,924
2,863	Cass Information Systems, Inc.	107,477
6,728	Dell, Inc.*	109,263
9,214	GT Solar International, Inc.*	125,679
3,016	IAC/InterActiveCorp.*	124,832
11,411	Imation Corp.*	94,940
6,640	Insight Enterprises, Inc.*	111,751
5,006	Jabil Circuit, Inc.	91,660
2,553	KLA-Tencor Corp.	101,660
9,166	Kulicke & Soffa Industries, Inc.*	84,327
1,771	Littelfuse, Inc.	90,480
10,602	Micron Technology, Inc.*	78,137
2,671	MTS Systems Corp.	105,264
5,524	NCR Corp.*	110,204
5,985	Newport Corp.*	93,007
8,425	NIC, Inc.	107,587
11,314	Photronics, Inc.*	84,629
2,284	Tech Data Corp.*	106,594
6,627	TeleNav, Inc.*	66,469
1,929	Veeco Instruments, Inc.*	76,755
4,404	VirnetX Holding Corp.*	133,926
6,724	Vishay Intertechnology, Inc.*	92,589
		2,893,295
	Materials - 11.1%
2,718	Ball Corp.	105,458
4,231	Buckeye Technologies, Inc.	113,771
2,526	Cabot Corp.	98,767
2,086	Celanese Corp., Series A	115,001
1,185	Cliffs Natural Resources, Inc.	106,437
2,649	Crown Holdings, Inc.*	101,748
1,048	Domtar Corp.	83,788
1,017	Eastman Chemical Co.	98,232
2,054	Freeport-McMoRan Copper & Gold, Inc.	108,780
3,749	Georgia Gulf Corp.*	75,130
19,857	Graphic Packaging Holding Co.*	98,292
5,600	Huntsman Corp.	106,960
2,388	Innophos Holdings, Inc.	115,101
3,437	International Paper Co.	102,079
2,216	LSB Industries, Inc.*	88,064
614	NewMarket Corp.	100,708
7,120	PH Glatfelter Co.	107,441
1,210	PPG Industries, Inc.	101,882
2,046	Rockwood Holdings, Inc.*	123,722
2,406	Silgan Holdings, Inc.	93,305
2,318	W.R. Grace & Co.*	116,920
1,906	Westlake Chemical Corp.	98,635
		2,260,221
	Telecommunication Services - 1.0%
3,643	IDT Corp., Class B	87,906
6,801	USA Mobility, Inc.	112,284
		200,190
	Utilities - 1.6%
3,471	El Paso Electric Co.	116,105
3,034	Northeast Utilities	103,156
4,130	Portland General Electric Co.	102,341
		321,602
	Total Common Stocks and Other Equity Interests (Cost $20,140,210)	20,427,467

	Money Market Fund - 0.5%
98,913	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $98,913)	98,913

	Total Investments (Cost $20,239,123)(a)-100.5%	20,526,380
	Liabilities in excess of other assets-(0.5)%	(102,506)
	Net Assets-100.0%	$20,423,874

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $20,241,823. The net unrealized appreciation was $284,557 which consisted of aggregate gross unrealized appreciation of $1,238,246 and aggregate gross unrealized depreciation of $953,689.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 12.2%
131,658	CBS Corp., Class B	$3,603,479
11,237	Dillard’s, Inc., Class A	632,194
73,780	DIRECTV, Class A*	3,739,170
30,231	Express, Inc.	678,384
252,317	Ford Motor Co.*	3,080,791
5,998	Fossil, Inc.*	753,769
39,543	H&R Block, Inc.	591,563
8,911	ITT Educational Services, Inc.*	763,405
6,929	Liberty Media Corp. - Capital, Series A*	553,004
9,749	Tempur-Pedic International, Inc.*	702,025
15,355	Tenneco, Inc.*	613,279
73,572	Viacom, Inc., Class B	3,562,356
7,969	Weight Watchers International, Inc.	615,127
		19,888,546
	Consumer Staples - 10.0%
11,368	Bunge Ltd.	782,232
14,872	Corn Products International, Inc.	756,836
72,271	Costco Wholesale Corp.	5,655,206
31,233	Fresh Del Monte Produce, Inc.	765,521
23,403	Hain Celestial Group, Inc. (The)*	756,619
34,053	Kroger Co. (The)	846,898
83,555	Philip Morris International, Inc.	5,946,609
40,723	Smithfield Foods, Inc.*	896,721
		16,406,642
	Energy - 13.8%
75,569	Chevron Corp.	7,860,688
27,171	HollyFrontier Corp.	2,048,422
16,995	SEACOR Holdings, Inc.	1,705,618
69,235	Tesoro Corp.*	1,681,718
289,728	Valero Energy Corp.	7,277,967
96,888	Western Refining, Inc.*	1,979,422
		22,553,835
	Financials - 13.8%
99,443	Advance America Cash Advance Centers, Inc.	701,073
46,433	American Equity Investment Life Holding Co.	551,160
16,859	American Financial Group, Inc.	572,869
7,776	American National Insurance Co.	582,733
26,852	AmTrust Financial Services, Inc.	623,503
17,652	Arch Capital Group Ltd.*	596,638
51,524	Capital One Financial Corp.	2,462,847
78,098	CNO Financial Group, Inc.*	574,020
117,140	Discover Financial Services	2,999,955
19,272	FBL Financial Group, Inc., Class A	606,683
61,576	Hilltop Holdings, Inc.*	538,790
34,852	Interactive Brokers Group, Inc., Class A	527,659
96,447	Lincoln National Corp.	2,555,846
28,011	Nelnet, Inc., Class A	564,702
89,908	Principal Financial Group, Inc.	2,484,158
44,077	Prudential Financial, Inc.	2,586,438
16,946	Raymond James Financial, Inc.	538,205
45,260	Travelers Cos., Inc. (The)	2,495,184
		22,562,463
	Health Care - 11.1%
26,409	Allscripts Healthcare Solutions, Inc.*	479,323
7,631	AMERIGROUP Corp.*	419,705
82,959	AmerisourceBergen Corp.	3,178,159
15,311	Centene Corp.*	502,354
21,192	ExamWorks Group, Inc.*	463,681
42,901	Humana, Inc.	3,199,557
22,267	Kindred Healthcare, Inc.*	419,510
10,144	Magellan Health Services, Inc.*	528,502
19,770	Molina Healthcare, Inc.*	447,791
71,640	Neurocrine Biosciences, Inc.*	553,777
23,698	Targacept, Inc.*	484,387
24,520	Team Health Holdings, Inc.*	539,685
70,523	UnitedHealth Group, Inc.	3,500,057
10,724	WellCare Health Plans, Inc.*	470,247
43,907	WellPoint, Inc.	2,965,918
		18,152,653
	Industrials - 10.9%
10,953	Alaska Air Group, Inc.*	669,447
16,752	Ceradyne, Inc.*	542,932
24,159	Insperity, Inc.	705,926
26,106	Kadant, Inc.*	686,849
124,169	KBR, Inc.	4,426,625
70,819	Northrop Grumman Corp.	4,285,258
388,458	Southwest Airlines Co.	3,869,041
34,609	Sykes Enterprises, Inc.*	667,954
11,609	Towers Watson & Co., Class A	709,890
16,931	URS Corp.*	691,293
80,982	US Airways Group, Inc.*	505,328
		17,760,543
	Information Technology - 17.5%
94,373	Altera Corp.	3,857,968
19,756	Arrow Electronics, Inc.*	686,521
298,001	Atmel Corp.*	3,605,812
25,269	CEVA, Inc.*	763,629
281,204	Dell, Inc.*	4,566,753
24,560	IAC/InterActiveCorp.*	1,016,538
92,909	Imation Corp.*	773,003
74,631	Kulicke & Soffa Industries, Inc.*	686,605
14,422	Littelfuse, Inc.	736,820
92,118	Photronics, Inc.*	689,043
53,960	TeleNav, Inc.*	541,219
12,273	Travelzoo, Inc.*	648,014
125,536	VeriSign, Inc.	3,917,979
35,862	VirnetX Holding Corp.*	1,090,563
54,745	Vishay Intertechnology, Inc.*	753,839
217,870	Western Union Co. (The)	4,228,857
		28,563,163
	Materials - 4.7%
60,305	Cliffs Natural Resources, Inc.	5,416,595
19,259	Crown Holdings, Inc.*	739,738
7,621	Domtar Corp.	609,299
21,352	TPC Group, Inc.*	857,283
		7,622,915
	Telecommunication Services - 2.6%
52,394	AT&T, Inc.	1,533,048
16,063	IDT Corp., Class B	387,600
25,795	MetroPCS Communications, Inc.*	419,943

14,434	Telephone & Data Systems, Inc.	$409,348
44,709	Verizon Communications, Inc.	1,577,781
		4,327,720
	Utilities - 3.4%
214,710	Duke Energy Corp.	3,993,606
55,128	NV Energy, Inc.	818,100
33,309	Portland General Electric Co.	825,397
		5,637,103
	Total Common Stocks (Cost $167,815,740)	163,475,583

	Money Market Fund - 0.1%
183,673	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $183,673)	183,673

	Total Investments (Cost $167,999,413)(a)-100.1%	163,659,256
	Liabilities in excess of other assets-(0.1)%	(216,218)
	Net Assets-100.0%	$163,443,038

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $168,002,213. The net unrealized depreciation was $4,342,957 which consisted of aggregate gross unrealized appreciation of $5,358,769 and aggregate gross unrealized depreciation of $9,701,726.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments

PowerShares Dynamic OTC Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 18.0%
9,428	Ameristar Casinos, Inc.	$209,302
8,637	Body Central Corp.*	185,609
3,468	Buffalo Wild Wings, Inc.*	220,322
9,453	Crocs, Inc.*	296,163
20,205	DIRECTV, Class A*	1,023,989
9,582	Fossil, Inc.*	1,204,170
11,069	Liberty Media Corp. - Capital, Series A*	883,417
22,335	PetSmart, Inc.	960,852
5,746	Red Robin Gourmet Burgers, Inc.*	197,777
13,353	Select Comfort Corp.*	224,597
18,790	Sonic Corp.*	201,053
3,913	Ulta Salon, Cosmetics & Fragrance, Inc.*	246,636
		5,853,887
	Consumer Staples - 2.6%
6,931	Hain Celestial Group, Inc. (The)*	224,079
8,207	Hansen Natural Corp.*	628,821
		852,900
	Energy - 1.9%
14,732	Crosstex Energy, Inc.	215,087
11,867	Patterson-UTI Energy, Inc.	386,034
		601,121
	Financials - 7.0%
5,218	American National Insurance Co.	391,037
3,089	AmTrust Financial Services, Inc.	71,727
11,847	Arch Capital Group Ltd.*	400,429
878	Credit Acceptance Corp.*	69,634
20,224	East West Bancorp, Inc.	375,357
13,540	First Busey Corp.	70,273
4,306	First Financial Bancorp	68,939
4,010	Interactive Brokers Group, Inc., Class A	60,711
3,006	MarketAxess Holdings, Inc.	78,547
450	National Western Life Insurance Co., Class A	77,099
3,449	Republic Bancorp, Inc., Class A	62,461
7,190	Signature Bank*	425,360
1,636	UMB Financial Corp.	67,894
4,094	West Coast Bancorp*	66,650
		2,286,118
	Health Care - 13.1%
38,522	Allscripts Healthcare Solutions, Inc.*	699,174
4,604	Cepheid, Inc.*	173,847
2,386	Computer Programs & Systems, Inc.	175,133
5,291	CONMED Corp.*	137,566
36,818	Hologic, Inc.*	683,710
3,579	LifePoint Hospitals, Inc.*	132,781
2,818	Magellan Health Services, Inc.*	146,818
1,784	MWI Veterinary Supply, Inc.*	158,883
5,779	Myriad Genetics, Inc.*	122,919
19,903	Neurocrine Biosciences, Inc.*	153,850
9,109	Perrigo Co.	822,634
6,584	Targacept, Inc.*	134,577
9,508	Techne Corp.	720,611
		4,262,503
	Industrials - 5.0%
6,987	Amerco, Inc.*	629,808
35,192	Avis Budget Group, Inc.*	531,751
2,385	Ceradyne, Inc.*	77,298
2,400	Franklin Electric Co., Inc.	104,760
3,426	G&K Services, Inc., Class A	116,724
8,076	Gibraltar Industries, Inc.*	83,021
4,927	Sykes Enterprises, Inc.*	95,091
		1,638,453
	Information Technology - 50.8%
5,107	ACI Worldwide, Inc.*	184,669
22,867	Altera Corp.	934,803
4,036	Ancestry.com, Inc.*	143,722
72,206	Atmel Corp.*	873,693
19,494	BMC Software, Inc.*	842,531
18,367	Brightpoint, Inc.*	166,956
15,295	Cadence Design Systems, Inc.*	157,997
7,527	Cardtronics, Inc.*	172,970
4,385	Cass Information Systems, Inc.	164,613
4,754	CEVA, Inc.*	143,666
2,939	Coherent, Inc.*	141,160
5,841	Comtech Telecommunications Corp.	157,415
68,137	Dell, Inc.*	1,106,545
35,068	eBay, Inc.*	1,148,477
4,906	EchoStar Corp., Class A*	164,155
9,225	Electro Scientific Industries, Inc.*	177,212
9,046	Electronics for Imaging, Inc.*	155,682
18,286	Entegris, Inc.*	156,711
4,220	FEI Co.*	139,429
16,953	Fiserv, Inc.*	1,023,283
6,800	Fortinet, Inc.*	138,176
14,114	GT Solar International, Inc.*	192,515
4,621	IAC/InterActiveCorp.*	191,263
10,171	Insight Enterprises, Inc.*	171,178
2,220	IPG Photonics Corp.*	133,622
25,850	KLA-Tencor Corp.	1,029,347
14,042	Kulicke & Soffa Industries, Inc.*	129,186
2,713	Littelfuse, Inc.	138,607
17,708	LTX-Credence Corp.*	127,321
4,513	Measurement Specialties, Inc.*	147,395
12,091	Mentor Graphics Corp.*	138,200
107,373	Micron Technology, Inc.*	791,339
21,423	MICROS Systems, Inc.*	1,049,084
6,343	MKS Instruments, Inc.	158,258
4,091	MTS Systems Corp.	161,226
9,169	Newport Corp.*	142,486
12,905	NIC, Inc.	164,797
55,173	NVIDIA Corp.*	763,043
17,331	Photronics, Inc.*	129,636
3,499	Tech Data Corp.*	163,298
10,152	TeleNav, Inc.*	101,825
38,004	TIBCO Software, Inc.*	989,624
2,309	Travelzoo, Inc.*	121,915
2,955	Veeco Instruments, Inc.*	117,579
30,418	VeriSign, Inc.	949,346
		16,495,955
	Materials - 0.8%
4,082	Silgan Holdings, Inc.	158,300

2,135	TPC Group, Inc.*	$85,720
		244,020
	Telecommunication Services - 0.8%
6,310	NII Holdings, Inc.*	267,229

	Total Common Stocks (Cost $32,379,706)	32,502,186

	Money Market Fund - 0.3%
111,128	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $111,128)	111,128

	Total Investments (Cost $32,490,834)(a)-100.3%	32,613,314
	Liabilities in excess of other assets-(0.3)%	(108,504)
	Net Assets-100.0%	$32,504,810

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $32,491,659. The net unrealized appreciation was $121,655 which consisted of aggregate gross unrealized appreciation of $2,331,797 and aggregate gross unrealized depreciation of $2,210,142.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 10.8%
8,415	Aaron’s, Inc.	$212,142
6,808	Abercrombie & Fitch Co., Class A	497,801
5,425	Advance Auto Parts, Inc.	298,212
6,288	Aeropostale, Inc.*	105,953
6,917	Amazon.com, Inc.*	1,539,171
3,715	AMC Networks, Inc., Class A*	138,161
22,931	American Eagle Outfitters, Inc.	301,313
7,436	Ann, Inc.*	192,890
10,634	Apollo Group, Inc., Class A*	540,526
10,388	Asbury Automotive Group, Inc.*	223,654
5,776	Ascena Retail Group, Inc.*	186,680
7,412	Autoliv, Inc.	490,378
21,838	AutoNation, Inc.(a)*	821,327
1,749	AutoZone, Inc.*	499,252
18,280	Barnes & Noble, Inc.(a)	318,072
16,016	Bed Bath & Beyond, Inc.*	936,776
71,314	Best Buy Co., Inc.	1,968,266
7,943	Big Lots, Inc.*	276,655
5,103	BorgWarner, Inc.*	406,301
17,697	Boyd Gaming Corp.(a)*	154,672
11,762	Brinker International, Inc.	282,523
9,140	Brunswick Corp.	199,526
5,734	Cabela’s, Inc., Class A*	156,882
14,863	Cablevision Systems Corp., Class A	362,063
8,564	Career Education Corp.*	194,317
14,268	CarMax, Inc.*	456,148
39,768	Carnival Corp.	1,324,274
79,129	CBS Corp., Class B	2,165,761
53,315	Charming Shoppes, Inc.*	218,592
13,757	Chico’s FAS, Inc.	207,593
7,680	Cinemark Holdings, Inc.	149,683
7,369	Coach, Inc.	475,743
10,201	Collective Brands, Inc.*	120,168
160,850	Comcast Corp., Class A	3,863,617
55,288	Comcast Corp. Special Class A	1,290,422
7,024	Cooper Tire & Rubber Co.	118,425
5,486	Core-Mark Holding Co., Inc.*	204,299
54,158	D.R. Horton, Inc.	643,397
21,313	Dana Holding Corp.*	355,288
11,797	Darden Restaurants, Inc.	599,288
2,814	DeVry, Inc.	174,862
41,720	Dex One Corp.(a)*	84,274
4,648	Dick’s Sporting Goods, Inc.*	171,976
7,580	Dillard’s, Inc., Class A	426,451
40,667	DIRECTV, Class A*	2,061,004
5,598	Discovery Communications, Inc., Class A*	222,800
5,712	Discovery Communications, Inc., Class C*	205,803
23,190	DISH Network Corp., Class A*	687,120
7,909	Dollar Tree, Inc.*	523,813
13,512	Domino’s Pizza, Inc.*	363,067
149,721	Eastman Kodak Co.(a)*	359,330
16,124	Exide Technologies*	115,448
21,187	Expedia, Inc.	671,416
9,631	Family Dollar Stores, Inc.	511,502
21,253	Foot Locker, Inc.	461,828
423,063	Ford Motor Co.*	5,165,599
16,130	Fortune Brands, Inc.	971,187
30,049	GameStop Corp., Class A*	708,555
57,823	Gannett Co., Inc.	737,821
46,011	Gap, Inc. (The)	887,552
11,182	Garmin Ltd. (Switzerland)(a)	364,869
67,523	General Motors Co.*	1,869,037
5,408	Gentex Corp.	153,263
17,047	Genuine Parts Co.	906,219
81,781	Goodyear Tire & Rubber Co. (The)*	1,322,399
6,021	Group 1 Automotive, Inc.	286,780
35,788	H&R Block, Inc.	535,389
13,057	Hanesbrands, Inc.*	398,369
18,242	Harley-Davidson, Inc.	791,520
4,660	Harman International Industries, Inc.	193,856
9,152	Hasbro, Inc.	362,053
176,500	Home Depot, Inc. (The)	6,165,145
5,872	HSN, Inc.*	191,956
3,407	Hyatt Hotels Corp., Class A*	132,158
28,243	International Game Technology	525,037
38,831	Interpublic Group of Cos., Inc. (The)	380,932
39,309	J.C. Penney Co., Inc.	1,209,145
9,090	Jack in the Box, Inc.*	206,525
9,658	Jarden Corp.	299,301
56,418	Johnson Controls, Inc.	2,084,645
21,847	Jones Group, Inc. (The)	282,700
16,598	KB Home(a)	140,917
31,316	Kohl’s Corp.	1,713,298
7,618	Lamar Advertising Co., Class A*	193,954
7,482	Las Vegas Sands Corp.*	353,001
5,180	Lear Corp.	253,820
20,373	Leggett & Platt, Inc.	442,094
16,392	Liberty Global, Inc., Class A*	685,186
15,684	Liberty Global, Inc., Class C*	626,890
68,801	Liberty Media Corp. - Interactive, Class A*	1,129,024
3,481	Liberty Media Corp. - Starz, Class A*	267,202
28,305	Limited Brands, Inc.	1,071,627
21,134	Live Nation Entertainment, Inc.*	234,587
41,397	Liz Claiborne, Inc.(a)*	264,941
7,096	LKQ Corp.*	174,349
149,703	Lowe’s Cos., Inc.	3,230,591
75,870	Macy’s, Inc.	2,190,367
18,629	Marriott International, Inc., Class A	605,443
30,419	Mattel, Inc.	810,971
60,106	McDonald’s Corp.	5,197,967
24,708	McGraw-Hill Cos., Inc. (The)	1,027,853
6,753	MDC Holdings, Inc.	152,685
6,192	Men’s Wearhouse, Inc. (The)	203,036
6,512	Meritage Homes Corp.*	142,287
53,354	MGM Resorts International(a)*	806,179
11,900	Mohawk Industries, Inc.*	619,157
854	Netflix, Inc.*	227,155
28,465	New York Times Co. (The), Class A(a)*	244,230
32,933	Newell Rubbermaid, Inc.	511,120
139,864	News Corp., Class A	2,240,621
45,743	News Corp., Class B	754,760
13,793	NIKE, Inc., Class B	1,243,439
15,799	Nordstrom, Inc.	792,478

554	NVR, Inc.*	$376,770
147,363	Office Depot, Inc.*	557,032
27,477	OfficeMax, Inc.*	194,537
22,139	Omnicom Group, Inc.	1,038,762
7,335	O’Reilly Automotive, Inc.*	436,433
9,622	Penn National Gaming, Inc.*	403,450
11,539	Penske Automotive Group, Inc.	255,358
7,948	PetSmart, Inc.	341,923
2,407	Polaris Industries, Inc.	285,350
2,535	Polo Ralph Lauren Corp.	342,402
455	priceline.com, Inc.*	244,631
71,105	Pulte Group, Inc.*	488,491
3,108	PVH Corp.	222,377
21,019	RadioShack Corp.	292,584
25,801	Regal Entertainment Group, Class A(a)	329,995
10,596	Regis Corp.	157,351
12,429	Rent-A-Center, Inc.	336,204
5,680	Ross Stores, Inc.	430,374
15,440	Royal Caribbean Cruises Ltd.*	472,773
34,659	Saks, Inc.*	372,238
19,338	Sears Holdings Corp.(a)*	1,347,278
23,958	Service Corp. International	250,840
8,675	Signet Jewelers Ltd. (United Kingdom)*	371,637
16,096	Sonic Automotive, Inc., Class A(a)	252,224
72,475	Staples, Inc.	1,163,949
24,458	Starbucks Corp.	980,521
10,575	Starwood Hotels & Resorts Worldwide, Inc.	581,202
24,640	SuperMedia, Inc.*	89,936
83,381	Target Corp.	4,293,288
7,739	Tenneco, Inc.*	309,096
5,923	Tiffany & Co.	471,412
30,758	Time Warner Cable, Inc.	2,254,869
155,390	Time Warner, Inc.	5,463,512
24,925	TJX Cos., Inc. (The)	1,378,353
10,938	Toll Brothers, Inc.*	218,322
3,604	Tractor Supply Co.	237,576
15,928	TRW Automotive Holdings Corp.*	803,886
3,782	Tupperware Brands Corp.	236,337
4,391	Urban Outfitters, Inc.*	142,883
9,170	VF Corp.	1,071,056
38,005	Viacom, Inc., Class B	1,840,202
27,270	Virgin Media, Inc.	721,564
119,202	Walt Disney Co. (The)	4,603,581
3,062	Warnaco Group, Inc. (The)*	163,205
50,912	Wendy’s Co. (The)	268,306
13,799	Whirlpool Corp.	955,305
7,915	Williams-Sonoma, Inc.	293,013
13,748	Wyndham Worldwide Corp.	475,543
2,477	Wynn Resorts Ltd.	380,665
20,898	Yum! Brands, Inc.	1,103,832
		126,522,574
	Consumer Staples - 10.9%
324,731	Altria Group, Inc.	8,540,425
91,733	Archer-Daniels-Midland Co.	2,786,849
35,845	Avon Products, Inc.	940,214
10,708	BJ’s Wholesale Club, Inc.*	539,148
6,257	Brown-Forman Corp., Class B	460,265
25,793	Bunge Ltd.	1,774,816
21,584	Campbell Soup Co.(a)	713,351
5,528	Casey’s General Stores, Inc.	248,760
8,592	Central European Distribution Corp.*	83,171
10,927	Chiquita Brands International, Inc.*	129,376
6,339	Church & Dwight Co., Inc.	255,715
9,654	Clorox Co. (The)	691,130
118,213	Coca-Cola Co. (The)	8,039,666
49,284	Coca-Cola Enterprises, Inc.	1,385,373
28,140	Colgate-Palmolive Co.	2,374,453
56,815	ConAgra Foods, Inc.	1,455,032
22,917	Constellation Brands, Inc., Class A*	467,278
6,060	Corn Products International, Inc.	308,393
46,435	Costco Wholesale Corp.	3,633,539
157,286	CVS Caremark Corp.	5,717,346
128,620	Dean Foods Co.*	1,417,392
12,472	Dole Food Co., Inc.*	176,978
20,151	Dr Pepper Snapple Group, Inc.	760,902
7,039	Energizer Holdings, Inc.*	567,625
4,080	Estee Lauder Cos., Inc. (The), Class A	428,033
10,845	Flowers Foods, Inc.	237,722
6,344	Fresh Del Monte Produce, Inc.	155,491
49,561	General Mills, Inc.	1,851,103
25,763	H.J. Heinz Co.	1,356,164
4,556	Herbalife Ltd. (Cayman Islands)	253,860
9,973	Hershey Co. (The)	562,876
15,089	Hormel Foods Corp.	437,128
9,297	J.M. Smucker Co. (The)	724,422
20,735	Kellogg Co.	1,156,598
39,461	Kimberly-Clark Corp.	2,579,171
172,721	Kraft Foods, Inc., Class A	5,938,148
144,019	Kroger Co. (The)	3,581,753
18,404	Lorillard, Inc.	1,954,873
8,347	McCormick & Co., Inc.	406,082
7,043	Mead Johnson Nutrition Co.	502,659
15,323	Molson Coors Brewing Co., Class B	690,301
4,845	Nash Finch Co.	173,451
17,809	Pantry, Inc. (The)*	317,356
99,741	PepsiCo, Inc.	6,387,414
82,880	Philip Morris International, Inc.	5,898,570
223,833	Procter & Gamble Co. (The)	13,763,491
6,189	Ralcorp Holdings, Inc.*	535,349
45,485	Reynolds American, Inc.	1,601,072
407,132	Rite Aid Corp.(a)*	529,272
5,067	Ruddick Corp.	212,307
98,932	Safeway, Inc.	1,995,458
66,481	Sara Lee Corp.	1,270,452
32,144	Smithfield Foods, Inc.*	707,811
212,492	SUPERVALU, Inc.(a)	1,827,431
83,791	Sysco Corp.	2,563,167
59,091	Tyson Foods, Inc., Class A	1,037,638
4,725	United Natural Foods, Inc.*	197,269
5,055	Universal Corp.	185,620
86,712	Walgreen Co.	3,385,237
349,157	Wal-Mart Stores, Inc.	18,404,065
9,889	Whole Foods Market, Inc.	659,596
55,418	Winn-Dixie Stores, Inc.*	497,654
		128,433,261
	Energy - 11.7%
10,036	Alpha Natural Resources, Inc.*	428,638
29,508	Anadarko Petroleum Corp.	2,436,180
17,372	Apache Corp.	2,149,264
10,593	Arch Coal, Inc.	271,181
3,727	Atwood Oceanics, Inc.*	174,051
24,220	Baker Hughes, Inc.	1,874,144
3,610	Bristow Group, Inc.	175,013

4,356	Cabot Oil & Gas Corp.	$322,692
10,503	Cameron International Corp.*	587,538
46,293	Chesapeake Energy Corp.	1,590,165
218,173	Chevron Corp.	22,694,355
2,485	Cimarex Energy Co.	218,978
214,130	ConocoPhillips	15,415,219
10,412	CONSOL Energy, Inc.	558,083
4,600	Copano Energy LLC(a)	151,018
7,976	CVR Energy, Inc.*	214,156
11,544	Denbury Resources, Inc.*	223,030
26,161	Devon Energy Corp.	2,058,871
7,937	Diamond Offshore Drilling, Inc.(a)	538,367
4,249	Dresser-Rand Group, Inc.*	226,982
37,791	El Paso Corp.	776,605
4,899	Energen Corp.	288,110
10,395	EOG Resources, Inc.	1,060,290
7,479	EQT Corp.	474,767
16,324	Exterran Holdings, Inc.*	301,668
435,050	Exxon Mobil Corp.	34,712,639
7,362	FMC Technologies, Inc.*	335,707
7,259	Forest Oil Corp.*	188,734
69,400	General Maritime Corp.(a)	75,646
45,270	Halliburton Co.	2,477,627
19,189	Helix Energy Solutions Group, Inc.*	375,721
5,400	Helmerich & Payne, Inc.	372,870
34,717	Hess Corp.	2,380,197
7,492	HollyFrontier Corp.	564,822
11,728	Key Energy Services, Inc.*	228,579
6,641	Linn Energy LLC(a)	265,839
102,205	Marathon Oil Corp.	3,165,289
51,101	Marathon Petroleum Corp.*	2,237,713
19,675	McDermott International, Inc.*	396,845
20,029	Murphy Oil Corp.	1,286,262
32,102	Nabors Industries Ltd. (Bermuda)*	847,814
18,589	National Oilwell Varco, Inc.	1,497,716
6,828	Newfield Exploration Co.*	460,344
17,925	Noble Corp. (Switzerland)	660,895
8,090	Noble Energy, Inc.	806,411
45,083	Occidental Petroleum Corp.	4,426,249
5,434	Oceaneering International, Inc.	234,749
3,727	Oil States International, Inc.*	300,769
7,741	Overseas Shipholding Group, Inc.(a)	188,416
13,508	Patterson-UTI Energy, Inc.	439,415
11,135	Peabody Energy Corp.	639,928
15,200	Petrohawk Energy Corp.*	580,488
4,093	Pioneer Natural Resources Co.	380,608
10,960	Plains Exploration & Production Co.*	427,550
10,367	QEP Resources, Inc.	454,386
4,560	Range Resources Corp.	297,130
8,551	Rowan Cos., Inc.*	334,943
51,179	Schlumberger Ltd.	4,625,046
2,932	SEACOR Holdings, Inc.	294,255
8,555	Ship Finance International Ltd. (Bermuda)(a)	136,024
2,303	SM Energy Co.	173,531
12,353	Southern Union Co.	531,179
9,821	Southwestern Energy Co.*	437,624
61,456	Spectra Energy Corp.	1,660,541
41,583	Sunoco, Inc.	1,690,349
4,905	Superior Energy Services, Inc.*	203,508
8,320	Targa Resources Corp.	280,883
8,683	Teekay Corp. (Bahamas)	240,953
43,178	Tesoro Corp.*	1,048,794
4,644	Tidewater, Inc.	252,355
3,581	Ultra Petroleum Corp.*	167,662
4,652	Unit Corp.*	279,166
28,585	USEC, Inc.*	97,475
172,394	Valero Energy Corp.	4,330,537
60,432	Weatherford International Ltd. (Switzerland)*	1,324,669
13,880	Western Refining, Inc.(a)*	283,568
4,422	Whiting Petroleum Corp.*	259,129
50,050	Williams Cos., Inc. (The)	1,586,585
10,886	World Fuel Services Corp.	409,640
		137,565,139
	Financials - 19.2%
36,252	ACE Ltd.	2,428,159
1,955	Affiliated Managers Group, Inc.*	203,965
30,379	Aflac, Inc.	1,399,257
2,951	Alexandria Real Estate Equities, Inc. REIT	241,982
508	Alleghany Corp.*	167,340
6,727	Allied World Assurance Co. Holdings Ltd. (Switzerland)	366,285
107,286	Allstate Corp. (The)	2,973,968
7,144	Alterra Capital Holdings Ltd. (Bermuda)	155,668
100,177	American Express Co.	5,012,857
7,625	American Financial Group, Inc.	259,098
18,242	American International Group, Inc.*	523,545
16,011	Ameriprise Financial, Inc.	866,195
74,376	Annaly Capital Management, Inc. REIT	1,248,029
17,565	Aon Corp.	845,228
20,320	Apartment Investment & Management Co., Class A REIT	554,736
18,402	Arch Capital Group Ltd.*	621,988
8,960	Arthur J. Gallagher & Co.	251,955
11,183	Aspen Insurance Holdings Ltd. (Bermuda)	289,640
28,159	Associated Banc-Corp.	384,370
18,227	Assurant, Inc.	649,246
1,120	Assured Guaranty Ltd. (Bermuda)	15,848
16,242	Astoria Financial Corp.	189,219
4,214	AvalonBay Communities, Inc. REIT	565,477
16,307	Axis Capital Holdings Ltd. (Bermuda)	519,704
13,260	BancorpSouth, Inc.	179,540
2,022,446	Bank of America Corp.	19,637,951
4,931	Bank of Hawaii Corp.	220,958
111,411	Bank of New York Mellon Corp. (The)	2,797,530
96,653	BB&T Corp.	2,482,049
168,810	Berkshire Hathaway, Inc., Class B*	12,520,638
10,480	BioMed Realty Trust, Inc. REIT	205,618
4,623	BlackRock, Inc.	825,021
9,502	Boston Properties, Inc. REIT	1,020,135
23,776	Brandywine Realty Trust REIT	285,074
4,069	BRE Properties, Inc. REIT	213,541
7,638	Brown & Brown, Inc.	166,585
5,156	Camden Property Trust REIT	345,813
65,033	Capital One Financial Corp.	3,108,577
54,554	CapitalSource, Inc.	352,419
14,184	CB Richard Ellis Group, Inc., Class A*	309,211
16,337	CBL & Associates Properties, Inc. REIT	290,145
67,368	Charles Schwab Corp. (The)	1,005,804
43,944	Chimera Investment Corp. REIT	135,348
38,735	Chubb Corp. (The)	2,420,163
24,303	Cincinnati Financial Corp.	664,201
15,637	CIT Group, Inc.*	621,414
464,345	Citigroup, Inc.	17,802,987

4,525	City National Corp.	$242,902
4,729	CME Group, Inc.	1,367,580
82,797	CNO Financial Group, Inc.*	608,558
11,196	Colonial Properties Trust REIT	241,274
22,592	Comerica, Inc.	723,622
7,427	Commerce Bancshares, Inc.	303,839
12,894	CommonWealth REIT	304,556
4,673	Corporate Office Properties Trust REIT	145,190
4,856	Cullen/Frost Bankers, Inc.	261,641
28,800	DCT Industrial Trust, Inc. REIT	156,096
5,084	Delphi Financial Group, Inc., Class A	136,861
32,833	Developers Diversified Realty Corp. REIT	479,690
2,758	Digital Realty Trust, Inc. REIT(a)	168,817
52,968	Discover Financial Services	1,356,510
8,345	Douglas Emmett, Inc. REIT	166,900
33,012	Duke Realty Corp. REIT	463,488
29,405	E*TRADE Financial Corp.*	466,951
8,451	East West Bancorp, Inc.	156,851
6,251	Eaton Vance Corp.	167,652
6,465	Endurance Specialty Holdings Ltd. (Bermuda)	263,384
3,421	Entertainment Properties Trust REIT	159,042
18,495	Equity Residential REIT	1,143,361
2,206	Erie Indemnity Co., Class A	162,582
1,648	Essex Property Trust, Inc. REIT	231,313
7,256	Everest Re Group Ltd.	595,863
15,120	F.N.B. Corp.	151,200
3,390	Federal Realty Investment Trust REIT	296,083
12,129	Federated Investors, Inc., Class B(a)	259,197
86,956	Fidelity National Financial, Inc., Class A	1,417,383
104,015	Fifth Third Bancorp	1,315,790
42,087	First Horizon National Corp.	378,362
27,830	First Niagara Financial Group, Inc.	340,918
13,080	FirstMerit Corp.	191,099
7,972	Franklin Resources, Inc.	1,012,125
23,712	Fulton Financial Corp.	240,677
20,824	General Growth Properties, Inc. REIT	350,051
107,705	Genworth Financial, Inc., Class A*	896,106
50,787	Goldman Sachs Group, Inc. (The)	6,854,721
9,304	Hancock Holding Co.	306,567
5,912	Hanover Insurance Group, Inc. (The)	214,074
101,992	Hartford Financial Services Group, Inc. (The)	2,388,653
5,480	Hatteras Financial Corp. REIT	146,974
11,591	HCC Insurance Holdings, Inc.	349,237
17,662	HCP, Inc. REIT	648,725
7,237	Health Care REIT, Inc. REIT	381,969
6,353	Highwoods Properties, Inc. REIT	218,734
2,985	Home Properties, Inc. REIT	195,577
23,095	Hospitality Properties Trust REIT	583,149
51,688	Host Hotels & Resorts, Inc. REIT	819,255
65,681	Hudson City Bancorp, Inc.	541,868
102,781	Huntington Bancshares, Inc.	621,311
15,748	Interactive Brokers Group, Inc., Class A	238,425
1,947	IntercontinentalExchange, Inc.*	240,065
29,787	Invesco Ltd.(~)	660,676
41,557	iStar Financial, Inc. REIT*	291,315
7,631	Jefferies Group, Inc.	144,302
2,227	Jones Lang LaSalle, Inc.	189,562
477,829	JPMorgan Chase & Co.	19,328,183
147,255	KeyCorp	1,183,930
4,600	Kilroy Realty Corp. REIT	177,468
29,616	Kimco Realty Corp. REIT	563,592
13,752	Knight Capital Group, Inc., Class A*	155,535
18,737	Legg Mason, Inc.	551,243
6,639	Leucadia National Corp.	223,535
18,660	Lexington Realty Trust REIT	156,744
12,641	Liberty Property Trust REIT	429,288
43,454	Lincoln National Corp.	1,151,531
49,622	Loews Corp.	1,978,429
12,655	M&T Bank Corp.	1,091,367
7,887	Macerich Co. (The) REIT	419,036
10,377	Mack-Cali Realty Corp. REIT	345,243
865	Markel Corp.*	346,363
43,473	Marsh & McLennan Cos., Inc.	1,282,019
18,800	MBIA, Inc.(a)*	172,960
4,390	Mercury General Corp.	163,045
70,043	MetLife, Inc.	2,886,472
31,776	MF Global Holdings Ltd.*	234,189
28,723	MFA Financial, Inc. REIT	215,135
19,576	MGIC Investment Corp.*	77,913
13,011	Montpelier Re Holdings Ltd. (Bermuda)	224,570
10,795	Moody’s Corp.	384,410
201,176	Morgan Stanley	4,476,166
5,714	MSCI, Inc., Class A*	202,790
18,663	NASDAQ OMX Group, Inc. (The)*	449,218
6,207	National Retail Properties, Inc. REIT	155,734
45,237	New York Community Bancorp, Inc.	612,057
19,883	Northern Trust Corp.	892,846
21,688	NYSE Euronext	725,680
40,114	Old Republic International Corp.	418,790
9,334	PartnerRe Ltd.	623,698
10,877	Pennsylvania REIT	158,804
39,986	People’s United Financial, Inc.	507,022
19,790	PHH Corp.*	371,260
61,396	Phoenix Cos., Inc. (The)*	147,350
8,072	Piedmont Office Realty Trust, Inc., Class A REIT	165,880
5,188	Platinum Underwriters Holdings Ltd. (Bermuda)	178,208
12,985	Plum Creek Timber Co., Inc. REIT	496,287
54,828	PNC Financial Services Group, Inc.	2,976,612
173,345	Popular, Inc.*	416,028
7,240	Potlatch Corp. REIT	240,513
9,960	Primerica, Inc.	215,335
33,396	Principal Financial Group, Inc.	922,731
3,146	ProAssurance Corp.*	219,119
69,860	Progressive Corp. (The)	1,374,845
41,062	ProLogis, Inc. REIT	1,463,039
13,460	Protective Life Corp.	286,160
53,624	Prudential Financial, Inc.	3,146,656
5,374	Public Storage REIT	642,892
9,026	Raymond James Financial, Inc.	286,666
5,847	Rayonier, Inc. REIT	376,839
5,307	Realty Income Corp. REIT	172,265
15,337	Redwood Trust, Inc. REIT	219,779
6,394	Regency Centers Corp. REIT	287,218
254,863	Regions Financial Corp.	1,552,116
8,043	Reinsurance Group of America, Inc.	468,183
5,568	RenaissanceRe Holdings Ltd. (Bermuda)	387,477
2,622	RLI Corp.	165,579
7,284	SEI Investments Co.	144,078
9,166	Selective Insurance Group, Inc.	150,231
7,960	Senior Housing Properties Trust REIT	190,562
12,267	Simon Property Group, Inc. REIT	1,478,296
5,472	SL Green Realty Corp. REIT	448,813

56,163	SLM Corp.	$875,581
6,460	StanCorp Financial Group, Inc.	214,860
45,134	State Street Corp.	1,871,707
14,288	Sunstone Hotel Investors, Inc. REIT*	127,306
84,664	SunTrust Banks, Inc.	2,073,421
21,008	Susquehanna Bancshares, Inc.	158,190
3,135	SVB Financial Group*	191,298
207,988	Synovus Financial Corp.	380,618
10,126	T. Rowe Price Group, Inc.	575,157
18,618	TCF Financial Corp.	236,821
24,322	TD Ameritrade Holding Corp.	446,552
12,537	Torchmark Corp.	506,369
8,673	Transatlantic Holdings, Inc.	444,144
78,791	Travelers Cos., Inc. (The)	4,343,748
7,622	Trustmark Corp.	166,083
199,603	U.S. Bancorp	5,201,654
13,081	UDR, Inc. REIT	344,161
13,752	Umpqua Holdings Corp.	156,223
11,294	Unitrin, Inc.	318,152
40,602	Unum Group	990,283
10,840	Validus Holdings Ltd.	288,236
19,637	Valley National Bancorp	258,227
12,450	Ventas, Inc. REIT	673,919
11,969	Vornado Realty Trust REIT	1,119,700
18,094	W.R. Berkley Corp.	557,114
12,405	Washington Federal, Inc.	209,769
4,872	Washington Real Estate Investment Trust REIT	156,001
9,209	Webster Financial Corp.	188,048
12,751	Weingarten Realty Investors REIT	327,956
508,049	Wells Fargo & Co.	14,194,889
58,800	Weyerhaeuser Co. REIT	1,175,412
1,200	White Mountains Insurance Group Ltd.	505,668
12,314	Willis Group Holdings PLC (Ireland)	504,135
48,466	XL Group PLC (Ireland)	994,522
29,157	Zions Bancorp	638,538
		225,673,638
	Health Care - 11.0%
119,753	Abbott Laboratories	6,145,724
48,313	Aetna, Inc.	2,004,506
13,926	Agilent Technologies, Inc.*	587,120
7,417	Alere, Inc.*	218,727
7,869	Allergan, Inc.	639,828
4,592	AMERIGROUP Corp.*	252,560
67,074	AmerisourceBergen Corp.	2,569,605
72,753	Amgen, Inc.*	3,979,589
34,692	Baxter International, Inc.	2,018,034
14,627	Becton, Dickinson and Co.	1,222,963
13,442	Biogen Idec, Inc.*	1,369,337
232,616	Boston Scientific Corp.*	1,665,531
191,572	Bristol-Myers Squibb Co.	5,490,454
6,819	Brookdale Senior Living, Inc.*	145,858
3,730	C.R. Bard, Inc.	368,076
88,239	Cardinal Health, Inc.	3,861,339
23,315	CareFusion Corp.*	615,283
8,706	Celgene Corp.*	516,266
5,918	Centene Corp.*	194,170
6,046	Cephalon, Inc.*	483,317
5,190	Cerner Corp.*	345,083
5,750	Charles River Laboratories International, Inc.*	227,413
27,647	CIGNA Corp.	1,375,991
16,979	Community Health Systems, Inc.*	438,737
2,507	Cooper Cos., Inc. (The)	191,760
4,066	Covance, Inc.*	232,779
29,046	Coventry Health Care, Inc.*	929,472
28,723	Covidien PLC (Ireland)	1,458,841
7,357	DaVita, Inc.*	614,604
6,856	DENTSPLY International, Inc.	259,774
2,170	Edwards Lifesciences Corp.*	154,830
129,320	Eli Lilly & Co.	4,952,956
6,805	Endo Pharmaceuticals Holdings, Inc.*	253,486
24,215	Express Scripts, Inc.*	1,313,906
21,500	Forest Laboratories, Inc.*	796,790
33,699	Gilead Sciences, Inc.*	1,427,490
30,102	Health Management Associates, Inc., Class A*	285,969
26,956	Health Net, Inc.*	758,003
7,030	Henry Schein, Inc.*	467,214
5,311	Hill-Rom Holdings, Inc.	198,047
16,144	Hologic, Inc.*	299,794
8,799	Hospira, Inc.*	449,805
26,175	Humana, Inc.	1,952,132
773	Intuitive Surgical, Inc.*	309,625
214,240	Johnson & Johnson	13,880,610
9,859	Kindred Healthcare, Inc.*	185,744
5,319	Kinetic Concepts, Inc.*	356,054
6,025	Laboratory Corp. of America Holdings*	546,829
8,734	Life Technologies Corp.*	393,292
8,481	LifePoint Hospitals, Inc.*	314,645
7,985	Lincare Holdings, Inc.	204,336
4,183	Magellan Health Services, Inc.*	217,934
49,377	McKesson Corp.	4,005,462
46,782	Medco Health Solutions, Inc.*	2,941,652
2,676	MEDNAX, Inc.*	182,396
71,678	Medtronic, Inc.	2,583,992
283,487	Merck & Co., Inc.	9,675,411
1,129	Mettler-Toledo International, Inc.*	174,780
13,897	Mylan, Inc.*	316,574
17,843	Omnicare, Inc.	544,211
9,692	Owens & Minor, Inc.	295,606
7,000	Patterson Cos., Inc.	215,880
8,581	PerkinElmer, Inc.	209,891
2,382	Perrigo Co.	215,118
952,175	Pfizer, Inc.	18,319,847
7,650	Pharmaceutical Product Development, Inc.	220,550
13,699	Quest Diagnostics, Inc.	739,883
15,586	St. Jude Medical, Inc.	724,749
4,824	STERIS Corp.	168,792
12,748	Stryker Corp.	692,726
4,484	Teleflex, Inc.	270,071
77,435	Tenet Healthcare Corp.*	430,539
29,195	Thermo Fisher Scientific, Inc.*	1,754,328
126,763	UnitedHealth Group, Inc.	6,291,248
8,890	Universal American Corp.	84,544
7,775	Universal Health Services, Inc., Class B	385,951
4,024	Varian Medical Systems, Inc.*	252,546
6,536	VCA Antech, Inc.*	127,713
2,908	Waters Corp.*	255,584
5,866	Watson Pharmaceuticals, Inc.*	393,785
80,529	WellPoint, Inc.	5,439,734
14,624	Zimmer Holdings, Inc.*	877,732
		128,933,527

	Industrials - 10.9%
47,796	3M Co.	$4,164,943
2,962	Acuity Brands, Inc.	144,220
14,335	Aecom Technology Corp.*	354,648
12,493	AerCap Holdings NV (Netherlands)*	153,914
9,907	AGCO Corp.*	469,790
5,380	Alaska Air Group, Inc.*	328,826
4,816	Alexander & Baldwin, Inc.	232,179
4,817	Alliant Techsystems, Inc.	314,213
1,858	Amerco, Inc.*	167,480
6,399	AMETEK, Inc.	271,958
181,964	AMR Corp.(a)*	771,527
2,343	Atlas Air Worldwide Holdings, Inc.*	122,750
14,540	Avery Dennison Corp.	458,737
45,017	Avis Budget Group, Inc.*	680,207
6,609	BE Aerospace, Inc.*	263,038
63,896	Boeing Co. (The)	4,502,751
4,328	Brady Corp., Class A	128,109
9,096	Briggs & Stratton Corp.	155,905
6,231	Brink’s Co. (The)	185,933
7,124	C.H. Robinson Worldwide, Inc.	515,136
5,389	Carlisle Cos., Inc.	232,966
39,727	Caterpillar, Inc.	3,924,630
15,798	Cintas Corp.	514,225
8,426	Con-way, Inc.	308,560
10,699	Cooper Industries PLC (Ireland)	559,665
9,534	Corrections Corp. of America*	204,600
11,466	Covanta Holding Corp.	198,133
4,916	Crane Co.	227,709
68,988	CSX Corp.	1,695,035
8,745	Cummins, Inc.	917,176
4,136	Curtiss-Wright Corp.	132,187
28,634	Danaher Corp.	1,406,216
24,240	Deere & Co.	1,903,082
126,538	Delta Air Lines, Inc.*	998,385
7,384	Deluxe Corp.	173,819
4,671	Dollar Thrifty Automotive Group, Inc.*	336,499
3,276	Donaldson Co., Inc.	181,425
13,298	Dover Corp.	804,130
37,976	DryShips, Inc. (Greece)(a)*	142,410
2,367	Dun & Bradstreet Corp. (The)	171,726
12,564	Eaton Corp.	602,444
11,424	EMCOR Group, Inc.*	318,958
50,888	Emerson Electric Co.	2,498,092
4,480	EnerSys*	143,270
7,354	Equifax, Inc.	252,683
2,753	Esterline Technologies Corp.*	210,247
7,809	Expeditors International of Washington, Inc.	372,645
10,780	Fastenal Co.(a)	362,747
30,664	FedEx Corp.	2,664,088
2,610	Flowserve Corp.	259,382
13,429	Fluor Corp.	853,144
9,735	Foster Wheeler AG (Switzerland)*	263,819
5,040	FTI Consulting, Inc.*	182,902
2,126	Gardner Denver, Inc.	181,327
6,708	GATX Corp.	264,496
7,931	General Cable Corp.*	315,416
38,392	General Dynamics Corp.	2,616,031
1,292,025	General Electric Co.	23,140,168
7,709	Goodrich Corp.	733,434
6,415	Granite Construction, Inc.	149,983
10,536	Harsco Corp.	288,792
80,357	Hertz Global Holdings, Inc.*	1,130,623
5,917	HNI Corp.	123,725
58,541	Honeywell International, Inc.	3,108,527
4,166	Hubbell, Inc., Class B	247,752
6,966	Huntington Ingalls Industries, Inc.(a)*	233,222
39,382	Illinois Tool Works, Inc.	1,961,224
25,808	Ingersoll-Rand PLC (Ireland)	965,735
16,329	Iron Mountain, Inc.	516,486
14,501	ITT Corp.	773,483
5,393	J.B. Hunt Transport Services, Inc.	243,979
14,388	Jacobs Engineering Group, Inc.*	563,146
38,417	JetBlue Airways Corp.(a)*	184,017
3,710	Joy Global, Inc.	348,443
5,775	Kansas City Southern*	342,746
15,919	KBR, Inc.	567,512
9,482	Kelly Services, Inc., Class A*	148,393
5,952	Kennametal, Inc.	234,687
3,315	Kirby Corp.*	193,331
15,594	L-3 Communications Holdings, Inc.	1,233,797
4,592	Lennox International, Inc.	169,812
5,950	Lincoln Electric Holdings, Inc.	203,609
43,230	Lockheed Martin Corp.	3,273,808
11,567	Manitowoc Co., Inc. (The)	161,822
13,611	Manpower, Inc.	687,628
78,458	Masco Corp.	827,732
12,764	Meritor, Inc.*	172,314
4,600	Mueller Industries, Inc.	172,638
12,448	Navistar International Corp.*	638,707
7,392	Nielsen Holdings NV (Netherlands)*	221,464
29,953	Norfolk Southern Corp.	2,267,442
42,073	Northrop Grumman Corp.	2,545,837
11,863	Oshkosh Corp.*	294,440
15,660	Owens Corning*	557,183
31,786	PACCAR, Inc.	1,360,759
5,275	Pall Corp.	261,535
10,835	Parker Hannifin Corp.	856,182
9,365	Pentair, Inc.	344,726
31,925	Pitney Bowes, Inc.	687,984
5,134	Precision Castparts Corp.	828,525
16,615	Quanta Services, Inc.*	307,710
52,063	R.R. Donnelley & Sons Co.	979,305
45,017	Raytheon Co.	2,013,610
2,446	Regal-Beloit Corp.	148,301
27,504	Republic Airways Holdings, Inc.*	119,092
29,691	Republic Services, Inc.	861,930
9,981	Robert Half International, Inc.	273,280
6,744	Rockwell Automation, Inc.	483,949
8,401	Rockwell Collins, Inc.	462,811
3,933	Roper Industries, Inc.	321,051
11,438	Ryder System, Inc.	644,188
10,755	Shaw Group, Inc. (The)*	278,339
15,265	SkyWest, Inc.	196,308
4,926	Snap-On, Inc.	280,092
74,324	Southwest Airlines Co.	740,267
10,065	Spirit Aerosystems Holdings, Inc., Class A*	206,232
4,999	SPX Corp.	376,125
10,363	Stanley Black & Decker, Inc.	681,575
1,836	Stericycle, Inc.*	150,772
3,246	Teledyne Technologies, Inc.*	176,031
16,488	Terex Corp.*	366,199
35,631	Textron, Inc.	824,145
4,733	Thomas & Betts Corp.*	230,876

8,288	Timken Co. (The)	$361,937
9,841	Trinity Industries, Inc.	293,163
8,946	Tutor Perini Corp.	141,168
53,636	Tyco International Ltd. (Switzerland)	2,375,538
27,777	Union Pacific Corp.	2,846,587
70,136	United Continental Holdings, Inc.(a)*	1,270,864
50,491	United Parcel Service, Inc., Class B	3,494,987
12,358	United Rentals, Inc.*	284,358
8,757	United Stationers, Inc.	281,012
68,468	United Technologies Corp.	5,671,889
13,144	URS Corp.*	536,670
12,988	USG Corp.(a)*	147,803
9,672	UTi Worldwide, Inc. (British Virgin Islands)	156,396
4,653	W.W. Grainger, Inc.	690,366
2,660	WABCO Holdings, Inc.*	167,713
6,865	Waste Connections, Inc.	221,328
52,360	Waste Management, Inc.	1,648,816
7,007	Werner Enterprises, Inc.	165,015
5,867	WESCO International, Inc.*	297,398
164,278	YRC Worldwide, Inc.(a)*	151,136
		128,074,217
	Information Technology - 10.9%
32,368	Accenture PLC, Class A (Ireland)	1,914,244
39,748	Activision Blizzard, Inc.	470,616
21,830	Adobe Systems, Inc.*	605,128
50,582	Advanced Micro Devices, Inc.*	371,272
5,100	Akamai Technologies, Inc.*	123,522
2,857	Alliance Data Systems Corp.*	280,957
7,098	Altera Corp.	290,166
15,612	Amdocs Ltd. (Guernsey)*	492,246
27,080	Amkor Technology, Inc.*	144,336
5,916	Amphenol Corp., Class A	289,233
16,249	Analog Devices, Inc.	558,966
4,323	Anixter International, Inc.	269,842
39,248	AOL, Inc.(a)*	674,281
20,028	Apple, Inc.*	7,820,533
81,015	Applied Materials, Inc.	998,105
24,207	Arrow Electronics, Inc.*	841,193
10,592	Atmel Corp.*	128,163
4,981	Autodesk, Inc.*	171,346
31,284	Automatic Data Processing, Inc.	1,610,813
5,288	Avago Technologies Ltd. (Singapore)	177,835
30,853	Avnet, Inc.*	903,993
10,990	Benchmark Electronics, Inc.*	161,004
5,860	BMC Software, Inc.*	253,269
13,688	Brightpoint, Inc.*	124,424
10,829	Broadcom Corp., Class A	401,431
9,822	Broadridge Financial Solutions, Inc.	226,495
41,670	Brocade Communications Systems, Inc.*	228,352
21,218	CA, Inc.	473,161
3,818	CACI International, Inc., Class A*	225,568
6,274	Check Point Software Technologies Ltd. (Israel)*	361,696
369,664	Cisco Systems, Inc.	5,903,534
4,453	Citrix Systems, Inc.*	320,794
4,814	Cognizant Technology Solutions Corp., Class A*	336,354
34,488	Computer Sciences Corp.	1,216,737
14,048	Compuware Corp.*	135,704
19,267	Convergys Corp.*	239,682
77,269	Corning, Inc.	1,229,350
3,687	Cree, Inc.*	121,155
235,451	Dell, Inc.*	3,823,724
7,393	Diebold, Inc.	223,564
5,124	DST Systems, Inc.	262,298
58,066	eBay, Inc.*	1,901,662
17,168	Electronic Arts, Inc.*	381,988
79,639	EMC Corp.*	2,076,985
27,078	Fidelity National Information Services, Inc.	812,882
1,401	First Solar, Inc.(a)*	165,640
9,848	Fiserv, Inc.*	594,425
167,196	Flextronics International Ltd. (Singapore)*	1,078,414
5,400	FLIR Systems, Inc.	148,284
7,155	Google, Inc., Class A*	4,319,402
10,639	Harris Corp.	424,177
205,548	Hewlett-Packard Co.	7,227,068
13,262	IAC/InterActiveCorp.*	548,914
60,828	Ingram Micro, Inc., Class A*	1,128,359
12,695	Insight Enterprises, Inc.*	213,657
448,808	Intel Corp.	10,021,883
67,154	International Business Machines Corp.	12,211,955
12,040	Intersil Corp., Class A	145,082
10,029	Intuit, Inc.*	468,354
3,279	Itron, Inc.*	141,128
28,633	Jabil Circuit, Inc.	524,270
16,751	Juniper Networks, Inc.*	391,806
7,681	KLA-Tencor Corp.	305,857
5,690	Lam Research Corp.*	232,607
6,264	Lender Processing Services, Inc.	117,951
10,875	Lexmark International, Inc., Class A*	365,074
10,453	Linear Technology Corp.	306,273
39,900	LSI Corp.*	293,664
26,173	Marvell Technology Group Ltd. (Bermuda)*	387,884
2,432	MasterCard, Inc., Class A	737,504
19,111	Maxim Integrated Products, Inc.	438,789
25,610	MEMC Electronic Materials, Inc.*	190,026
11,900	Microchip Technology, Inc.(a)	401,625
110,969	Micron Technology, Inc.*	817,842
497,384	Microsoft Corp.	13,628,322
6,047	Molex, Inc.(a)	141,984
6,699	Molex, Inc., Class A	132,305
9,661	Monster Worldwide, Inc.*	113,420
21,669	Motorola Mobility Holdings, Inc.*	484,952
56,314	Motorola Solutions, Inc.*	2,527,936
16,374	National Semiconductor Corp.	404,765
17,853	NCR Corp.*	356,167
7,670	NetApp, Inc.*	364,478
4,858	Novellus Systems, Inc.*	150,792
8,694	Nuance Communications, Inc.*	173,967
18,380	NVIDIA Corp.*	254,195
19,731	ON Semiconductor Corp.*	171,462
126,701	Oracle Corp.	3,874,517
21,852	Paychex, Inc.	616,882
53,331	QUALCOMM, Inc.	2,921,472
43,592	SAIC, Inc.*	698,780
13,476	SanDisk Corp.*	573,134
26,085	Sanmina-SCI Corp.*	297,369
76,867	Seagate Technology PLC (Ireland)	1,067,683
4,208	Skyworks Solutions, Inc.*	106,505
50,936	Symantec Corp.*	970,840
9,106	Synopsys, Inc.*	218,271
37,560	TE Connectivity Ltd. (Switzerland)	1,293,191
22,700	Tech Data Corp.*	1,059,409

35,773	Tellabs, Inc.	$148,100
4,614	Teradata Corp.*	253,585
9,176	Teradyne, Inc.*	123,784
63,630	Texas Instruments, Inc.	1,892,993
23,684	Total System Services, Inc.	440,759
3,533	Trimble Navigation Ltd.*	125,704
8,504	Unisys Corp.*	176,628
7,283	VeriSign, Inc.	227,302
20,583	Visa, Inc., Class A	1,760,670
16,994	Vishay Intertechnology, Inc.*	234,007
28,754	Western Digital Corp.*	990,863
21,166	Western Union Co. (The)	410,832
154,022	Xerox Corp.	1,437,025
12,467	Xilinx, Inc.	400,191
87,927	Yahoo!, Inc.*	1,151,844
		127,303,602
	Materials - 3.9%
14,996	Air Products & Chemicals, Inc.	1,330,595
4,227	Airgas, Inc.	290,395
20,687	AK Steel Holding Corp.	251,347
3,513	Albemarle Corp.	233,896
152,409	Alcoa, Inc.	2,244,985
6,804	Allegheny Technologies, Inc.	395,925
4,438	AptarGroup, Inc.	226,560
13,537	Ashland, Inc.	829,006
14,574	Ball Corp.	565,471
11,910	Bemis Co., Inc.	376,356
6,014	Cabot Corp.	235,147
3,744	Carpenter Technology Corp.	215,055
9,995	Celanese Corp., Series A	551,024
2,092	CF Industries Holdings, Inc.	324,929
3,480	Cliffs Natural Resources, Inc.	312,574
25,961	Commercial Metals Co.	376,694
13,982	Crown Holdings, Inc.*	537,049
4,721	Cytec Industries, Inc.	264,376
7,009	Domtar Corp.	560,370
135,132	Dow Chemical Co. (The)	4,712,053
68,108	E.I. du Pont de Nemours & Co.	3,502,113
6,610	Eastman Chemical Co.	638,460
12,024	Ecolab, Inc.	601,200
3,407	FMC Corp.	298,351
43,522	Freeport-McMoRan Copper & Gold, Inc.	2,304,925
3,278	Greif, Inc., Class A	200,122
26,249	Huntsman Corp.	501,356
4,848	International Flavors & Fragrances, Inc.	296,552
73,926	International Paper Co.	2,195,602
17,867	Louisiana-Pacific Corp.*	138,469
4,170	Lubrizol Corp. (The)	561,282
34,589	LyondellBasell Industries NV, Class A (Netherlands)	1,364,882
3,229	Martin Marietta Materials, Inc.(a)	244,177
23,020	MeadWestvaco Corp.	716,843
25,366	Monsanto Co.	1,863,894
5,660	Mosaic Co. (The)	400,275
11,097	Nalco Holding Co.	392,279
27,634	Newmont Mining Corp.	1,536,727
40,805	Nucor Corp.	1,586,906
10,677	Olin Corp.	223,256
24,561	Owens-Illinois, Inc.*	569,078
7,860	Packaging Corp. of America	209,626
14,371	PPG Industries, Inc.	1,210,038
16,282	Praxair, Inc.	1,687,467
8,463	Reliance Steel & Aluminum Co.	397,846
4,600	Rock-Tenn Co., Class A	282,716
5,080	Rockwood Holdings, Inc.*	307,188
14,797	RPM International, Inc.	311,921
4,889	Scotts Miracle-Gro Co. (The), Class A	246,699
16,953	Sealed Air Corp.	364,998
4,552	Sensient Technologies Corp.	168,970
8,030	Sherwin-Williams Co. (The)	619,675
4,969	Sigma-Aldrich Corp.	333,420
4,539	Silgan Holdings, Inc.	176,022
8,808	Solutia, Inc.*	188,844
11,038	Sonoco Products Co.	353,768
16,670	Southern Copper Corp.	569,447
25,549	Steel Dynamics, Inc.	399,075
26,668	Temple-Inland, Inc.	800,573
18,190	United States Steel Corp.(a)	727,418
8,331	Valspar Corp. (The)	273,840
13,896	Vulcan Materials Co.(a)	476,494
5,306	W.R. Grace & Co.*	267,635
10,696	Worthington Industries, Inc.	224,295
		45,568,531
	Telecommunication Services - 4.7%
8,300	American Tower Corp., Class A*	435,999
937,347	AT&T, Inc.	27,426,773
61,723	CenturyLink, Inc.	2,290,541
65,313	Cincinnati Bell, Inc.*	225,983
9,472	Crown Castle International Corp.*	411,085
81,891	Frontier Communications Corp.	613,364
15,892	Leap Wireless International, Inc.*	213,906
253,814	Level 3 Communications, Inc.(a)*	553,315
20,154	MetroPCS Communications, Inc.*	328,107
12,880	NII Holdings, Inc.*	545,468
889,028	Sprint Nextel Corp.*	3,760,588
16,897	Telephone & Data Systems, Inc.	479,199
9,126	tw telecom, inc.*	180,238
5,080	United States Cellular Corp.*	224,485
460,641	Verizon Communications, Inc.	16,256,021
62,414	Windstream Corp.	762,075
		54,707,147
	Utilities - 6.0%
150,550	AES Corp. (The)*	1,853,270
11,143	AGL Resources, Inc.	454,634
4,088	ALLETE, Inc.	164,542
14,178	Alliant Energy Corp.	558,755
56,365	Ameren Corp.	1,624,439
71,407	American Electric Power Co., Inc.	2,632,062
17,321	American Water Works Co., Inc.	484,988
9,238	Aqua America, Inc.	195,384
16,136	Atmos Energy Corp.	539,426
8,368	Avista Corp.	210,957
6,087	Black Hills Corp.	181,880
47,407	Calpine Corp.*	770,364
63,741	CenterPoint Energy, Inc.	1,248,049
5,850	Cleco Corp.	203,112
30,381	CMS Energy Corp.	581,492
41,597	Consolidated Edison, Inc.	2,188,002
53,626	Constellation Energy Group, Inc.	2,082,298
66,098	Dominion Resources, Inc.	3,202,448
9,841	DPL, Inc.	297,690
28,837	DTE Energy Co.	1,437,236
208,528	Duke Energy Corp.	3,878,621
73,533	Dynegy, Inc.(a)*	420,609

53,819	Edison International	$2,048,889
27,839	Entergy Corp.	1,859,645
91,982	Exelon Corp.	4,053,647
61,904	FirstEnergy Corp.	2,764,014
172,481	GenOn Energy, Inc.*	670,951
23,673	Great Plains Energy, Inc.	477,484
14,315	Hawaiian Electric Industries, Inc.	334,971
5,733	IDACORP, Inc.	224,791
14,191	Integrys Energy Group, Inc.	712,530
2,254	ITC Holdings Corp.	158,366
24,726	MDU Resources Group, Inc.	533,093
5,315	National Fuel Gas Co.	384,700
5,464	New Jersey Resources Corp.	238,285
51,992	NextEra Energy, Inc.	2,872,558
6,098	Nicor, Inc.	333,561
54,963	NiSource, Inc.	1,106,405
20,270	Northeast Utilities	689,180
5,805	NorthWestern Corp.	185,876
62,220	NRG Energy, Inc.*	1,525,634
11,648	NSTAR	516,356
30,779	NV Energy, Inc.	456,760
10,403	OGE Energy Corp.	520,566
13,824	ONEOK, Inc.	1,006,249
51,005	Pepco Holdings, Inc.	952,773
49,471	PG&E Corp.	2,049,584
8,489	Piedmont Natural Gas Co., Inc.	247,624
16,516	Pinnacle West Capital Corp.	699,453
19,969	PNM Resources, Inc.	299,934
10,945	Portland General Electric Co.	271,217
57,234	PPL Corp.	1,596,829
44,176	Progress Energy, Inc.	2,064,786
67,290	Public Service Enterprise Group, Inc.	2,203,747
33,841	Questar Corp.	623,690
18,443	SCANA Corp.	722,781
29,541	Sempra Energy	1,497,433
95,250	Southern Co.	3,766,185
5,919	Southwest Gas Corp.	220,720
29,671	TECO Energy, Inc.	549,804
15,713	UGI Corp.	476,104
5,347	Unisource Energy Corp.	196,877
12,690	Vectren Corp.	335,143
14,920	Westar Energy, Inc.	385,085
7,449	WGL Holdings, Inc.	289,096
10,644	Wisconsin Energy Corp.	326,239
64,586	Xcel Energy, Inc.	1,550,064
		70,209,937
	Total Common Stocks and Other Equity Interests (Cost $1,121,253,538)	1,172,991,573

	Money Market Fund - 0.0%
35,313	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $35,313)	35,313

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.0% (Cost $1,121,288,851)	1,173,026,886

	Investments Purchased with Cash Collateral from Securities on Loan Money Market - 1.1%
12,591,645	Liquid Assets Portfolio - Institutional Class (Cost $12,591,645)(b)	12,591,645

	Total Investments (Cost $1,133,880,496)(c)-101.1%	1,185,618,531
	Liabilities in excess of other assets - (1.1)%	(12,444,300)
	Net Assets-100.0%	$1,173,174,231

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated company. The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the security for the three months ended July 31, 2011.

				Change in Unrealized
	Value 4/30/2011	Purchase at Cost	Proceeds from Sales	Appreciation/ (Depreciation)	Realized Gain	Value 7/31/2011	Dividend Income
Invesco Ltd.	$709,466	$44,005	$(13,123)	$(80,806)	$1,134	$660,676	$3,590

(a)  All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,174,368,773. The net unrealized appreciation was $11,249,758 which consisted of aggregate gross unrealized appreciation of $113,245,480 and aggregate gross unrealized depreciation of $101,995,722.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.6%
35,863	1-800-FLOWERS.COM, Inc., Class A*	$107,949
21,793	99 Cents Only Stores*	430,412
16,701	AFC Enterprises, Inc.*	258,030
14,754	AH Belo Corp., Class A	94,426
9,617	Ambassadors Group, Inc.	81,937
72,881	American Apparel, Inc.*(a)	75,796
38,348	American Axle & Manufacturing Holdings, Inc.*	439,852
28,189	American Greetings Corp., Class A	624,950
1,537	American Public Education, Inc.*	70,041
4,560	America’s Car-Mart, Inc.*	154,310
14,375	Ameristar Casinos, Inc.	319,125
5,017	Arbitron, Inc.	196,265
9,445	Arctic Cat, Inc.*	155,654
7,312	Ascent Media Corp., Class A*	351,780
20,820	Audiovox Corp., Class A*	149,696
13,672	Bally Technologies, Inc.*(a)	539,087
122,696	Beazer Homes USA, Inc.*(a)	355,818
29,109	Bebe Stores, Inc.	215,698
71,149	Belo Corp., Class A*	497,331
12,124	Big 5 Sporting Goods Corp.	100,023
472	Biglari Holdings, Inc.*	173,776
4,733	BJ’s Restaurants, Inc.*	219,469
1,128	Blue Nile, Inc.*	47,782
6,606	Blyth, Inc.	417,896
20,822	Bob Evans Farms, Inc.	719,192
25,916	Bon-Ton Stores, Inc. (The)(a)	263,047
4,102	Bravo Brio Restaurant Group, Inc.*	91,680
38,748	Brown Shoe Co., Inc.	391,355
9,602	Buckle, Inc. (The)(a)	425,465
2,664	Buffalo Wild Wings, Inc.*	169,244
22,191	Build-A-Bear Workshop, Inc.*	137,362
58,659	Callaway Golf Co.	372,485
2,068	Capella Education Co.*	88,407
18,086	Carmike Cinemas, Inc.*	112,314
13,459	Carrols Restaurant Group, Inc.*	132,302
11,397	Carter’s, Inc.*	381,799
31,451	Casual Male Retail Group, Inc.*	132,409
14,132	Cato Corp. (The), Class A	393,152
2,099	Cavco Industries, Inc.*	89,333
10,927	CEC Entertainment, Inc.	422,875
30,919	Central European Media Enterprises Ltd., Class A (Bermuda)*(a)	591,171
21,921	Cheesecake Factory, Inc. (The)*	631,982
6,712	Cherokee, Inc.	106,452
15,607	Children’s Place Retail Stores, Inc. (The)*	754,130
14,360	ChinaCast Education Corp.*	70,651
2,480	Chipotle Mexican Grill, Inc.*	804,958
12,022	Choice Hotels International, Inc.	366,551
34,051	Christopher & Banks Corp.	214,521
4,391	Churchill Downs, Inc.	192,897
6,415	Citi Trends, Inc.*	90,002
16,501	Clear Channel Outdoor Holdings, Inc., Class A*	193,887
9,786	Coinstar, Inc.*(a)	478,144
84,645	Coldwater Creek, Inc.*(a)	106,653
4,704	Columbia Sportswear Co.	270,010
47,752	Conn’s, Inc.*(a)	392,999
118,955	Corinthian Colleges, Inc.*(a)	494,853
22,291	Cost Plus, Inc.*	198,167
5,144	CPI Corp.	57,304
13,715	Cracker Barrel Old Country Store, Inc.	618,684
15,300	Crocs, Inc.*	479,349
4,082	CSS Industries, Inc.	80,987
7,810	CTC Media, Inc.	164,479
4,339	Deckers Outdoor Corp.*	430,646
73,637	Denny’s Corp.*	280,557
3,178	Destination Maternity Corp.	52,183
6,771	DineEquity, Inc.*	352,769
21,715	Dollar General Corp.*	683,154
3,897	Dorman Products, Inc.*	139,240
20,422	DreamWorks Animation SKG, Inc., Class A*	446,425
8,392	Drew Industries, Inc.	178,750
14,972	DSW, Inc., Class A*	793,217
53,269	E.W. Scripps Co. (The), Class A*	459,179
24,250	Education Management Corp.*	541,017
21,216	Entercom Communications Corp., Class A*	168,455
17,564	Ethan Allen Interiors, Inc.	323,178
5,872	Express, Inc.	131,768
27,976	Federal-Mogul Corp.*	536,300
22,918	Finish Line, Inc. (The), Class A	488,153
3,222	Fisher Communications, Inc.*	94,469
5,148	Fossil, Inc.*	646,949
30,415	Fred’s, Inc., Class A	400,870
6,406	Fuel Systems Solutions, Inc.*(a)	136,063
82,597	Furniture Brands International, Inc.*	332,866
17,962	Gaylord Entertainment Co.*	527,005
15,530	Genesco, Inc.*	804,454
5,720	G-III Apparel Group Ltd.*	176,576
5,598	Grand Canyon Education, Inc.*	86,153
34,578	Gray Television, Inc.*	84,025
7,772	Guess?, Inc.	296,269
30,315	Harte-Hanks, Inc.	247,674
10,762	Helen of Troy Ltd.*	347,074
10,655	hhgregg, Inc.*(a)	131,376
7,427	Hibbett Sports, Inc.*	291,435
25,497	Hillenbrand, Inc.	558,129
7,332	Hooker Furniture Corp.	66,135
56,753	Hot Topic, Inc.	423,945
100,424	Hovnanian Enterprises, Inc., Class A*(a)	192,814
17,705	Iconix Brand Group, Inc.*	413,058
13,975	International Speedway Corp., Class A	390,881
12,891	Interval Leisure Group, Inc.*	165,649
23,833	Isle of Capri Casinos, Inc.*	202,104
7,742	ITT Educational Services, Inc.*	663,257
20,420	JAKKS Pacific, Inc.*	356,329
7,918	Jos. A. Bank Clothiers, Inc.*	406,273
28,626	Journal Communications, Inc., Class A*	141,985
4,511	K12, Inc.*	144,713
7,792	Kenneth Cole Productions, Inc., Class A*	99,426
7,579	Kid Brands, Inc.*	34,788

5,958	Kirkland’s, Inc.*	$64,287
12,940	Knology, Inc.*	177,666
19,331	Krispy Kreme Doughnuts, Inc.*	158,128
21,263	K-Swiss, Inc., Class A*	226,664
41,078	La-Z-Boy, Inc.*	360,254
19,652	Leapfrog Enterprises, Inc.*	76,643
60,511	Lee Enterprises, Inc.*(a)	55,670
10,658	Libbey, Inc.*	164,879
6,776	Liberty Media Corp. - Capital, Series A*	540,793
7,382	Life Time Fitness, Inc.*	308,272
6,911	Lifetime Brands, Inc.	76,021
19,065	LIN TV Corp., Class A*	78,166
13,426	Lincoln Educational Services Corp.	240,057
54,648	Lions Gate Entertainment Corp. (Canada)*	388,001
31,239	Lithia Motors, Inc., Class A	644,773
60,148	LodgeNet Interactive Corp.*(a)	170,219
1,766	Lululemon Athletica, Inc.*(a)	106,914
5,122	Lumber Liquidators Holdings, Inc.*	80,467
18,617	M/I Homes, Inc.*	210,372
4,897	Mac-Gray Corp.	71,986
19,045	Madison Square Garden, Inc., Class A*	504,692
7,268	Maidenform Brands, Inc.*	187,878
11,866	Marcus Corp.	114,863
23,320	MarineMax, Inc.*	214,311
10,421	Matthews International Corp., Class A	377,136
139,296	McClatchy Co. (The), Class A*(a)	313,416
11,476	McCormick & Schmick’s Seafood Restaurants, Inc.*	101,448
26,156	Media General, Inc., Class A*(a)	71,406
14,126	Meredith Corp.(a)	421,661
8,344	Midas, Inc.*	45,558
31,807	Modine Manufacturing Co.*	474,242
6,122	Monro Muffler Brake, Inc.	218,923
14,094	Morgans Hotel Group Co.*	100,913
3,622	Morningstar, Inc.	225,868
10,463	Morton’s Restaurant Group, Inc.*	72,509
5,256	Motorcar Parts of America, Inc.*	67,855
11,457	Movado Group, Inc.	185,374
20,960	Multimedia Games Holding Co., Inc.*	90,966
13,099	National CineMedia, Inc.	192,948
34,924	Nautilus, Inc.*	65,657
20,806	New York & Co., Inc.*	113,601
18,034	Nutrisystem, Inc.(a)	269,428
29,556	O’Charley’s, Inc.*	179,996
44,413	Orbitz Worldwide, Inc.*	144,786
25,625	Orient-Express Hotels Ltd., Class A*	253,431
5,730	Overstock.com, Inc.*	72,714
12,165	Oxford Industries, Inc.	476,625
9,514	P.F. Chang’s China Bistro, Inc.	313,296
103,744	Pacific Sunwear of California, Inc.*	289,446
4,876	Panera Bread Co., Class A*	562,252
9,759	Papa John’s International, Inc.*	304,578
3,069	Peet’s Coffee & Tea, Inc.*	179,230
43,913	Pep Boys - Manny, Moe & Jack (The)	472,065
8,178	Perry Ellis International, Inc.*	191,120
3,953	PetMed Express, Inc.	43,364
34,269	Pier 1 Imports, Inc.*	376,616
35,571	Pinnacle Entertainment, Inc.*	513,289
22,372	Pool Corp.	598,451
146,551	Quiksilver, Inc.*	770,858
35,208	Radio One, Inc., Class D*	50,347
11,068	Red Lion Hotels Corp.*	83,563
10,354	Red Robin Gourmet Burgers, Inc.*	356,385
38,876	Ruby Tuesday, Inc.*	353,383
3,127	Rue21, Inc.*(a)	102,784
24,154	Ruth’s Hospitality Group, Inc.*	138,885
30,995	Ryland Group, Inc.	456,556
34,733	Sally Beauty Holdings, Inc.*	597,408
22,394	Scholastic Corp.	643,156
53,626	Scientific Games Corp., Class A*	490,142
13,587	Scripps Networks Interactive, Inc., Class A	629,622
62,481	Sealy Corp.*(a)	136,833
18,338	Select Comfort Corp.*	308,445
7,088	Shoe Carnival, Inc.*	223,910
16,468	Shuffle Master, Inc.*	153,482
3,016	Shutterfly, Inc.*	164,070
12,907	Sinclair Broadcast Group, Inc., Class A	127,908
134,751	Sirius XM Radio, Inc.*(a)	284,325
22,110	Skechers U.S.A., Inc., Class A*	368,131
5,268	Skyline Corp.	71,276
36,515	Smith & Wesson Holding Corp.*	122,690
41,199	Sonic Corp.*	440,829
10,172	Sotheby’s	430,784
28,046	Spartan Motors, Inc.	129,012
11,242	Speedway Motorsports, Inc.	152,891
27,069	Stage Stores, Inc.	481,828
19,553	Standard Motor Products, Inc.	277,653
40,041	Standard Pacific Corp.*(a)	114,517
35,908	Stein Mart, Inc.	341,126
4,826	Steiner Leisure Ltd.*	234,640
7,799	Steven Madden Ltd.*	297,142
41,189	Stewart Enterprises, Inc., Class A	286,264
13,584	Stoneridge, Inc.*	169,528
2,515	Strayer Education, Inc.(a)	305,950
4,620	Sturm Ruger & Co., Inc.	126,218
16,038	Superior Industries International, Inc.	324,609
13,912	Systemax, Inc.*	226,626
78,910	Talbots, Inc. (The)*(a)	273,029
9,370	Tempur-Pedic International, Inc.*	674,734
15,524	Texas Roadhouse, Inc.	256,456
20,023	Thor Industries, Inc.	495,169
10,388	Timberland Co. (The), Class A*	444,502
12,974	Tower International, Inc.*	223,412
22,625	TravelCenters of America LLC*	118,781
5,247	True Religion Apparel, Inc.*	176,771
42,382	Tuesday Morning Corp.*	182,243
6,656	Ulta Salon, Cosmetics & Fragrance, Inc.*	419,528
3,507	Under Armour, Inc., Class A*	257,449
13,618	Unifi, Inc.*	174,719
4,953	Universal Electronics, Inc.*	115,950
6,599	Universal Technical Institute, Inc.*	114,163
13,924	Vail Resorts, Inc.	637,023
21,677	Valassis Communications, Inc.*	580,944
17,063	ValueVision Media, Inc., Class A*	127,802
6,864	Vitamin Shoppe, Inc.*	298,996
1,385	Washington Post Co. (The), Class B	557,185
6,696	Weight Watchers International, Inc.	516,864
14,545	West Marine, Inc.*	149,086
57,331	Wet Seal, Inc. (The), Class A*	280,349
11,909	Winnebago Industries, Inc.*	99,916
14,830	WMS Industries, Inc.*	408,863
13,955	Wolverine World Wide, Inc.	528,476
10,954	Wonder Auto Technology, Inc.*(a)	14,843

16,072	World Wrestling Entertainment, Inc., Class A(a)	$161,845
127,396	Zale Corp.*(a)	714,692
4,825	Zumiez, Inc.*	128,200
		66,334,000
	Consumer Staples - 3.6%
8,538	Adecoagro SA (Luxembourg)*	96,906
134,711	Alliance One International, Inc.*	443,199
96,598	American Oriental Bioengineering, Inc. (China)*(a)	115,918
10,944	Andersons, Inc. (The)	449,908
22,836	B&G Foods, Inc.	429,089
1,242	Boston Beer Co., Inc., Class A*	111,966
5,358	Calavo Growers, Inc.	110,750
9,370	Cal-Maine Foods, Inc.(a)	316,800
17,305	Central Garden & Pet Co.*	154,707
48,695	Central Garden & Pet Co., Class A*	426,568
4,097	Coca-Cola Bottling Co. Consolidated	264,338
16,000	Darling International, Inc.*	270,080
4,289	Diamond Foods, Inc.(a)	307,050
14,097	Elizabeth Arden, Inc.*	454,205
2,358	Fresh Market, Inc. (The)*	83,780
9,879	Green Mountain Coffee Roasters, Inc.*	1,026,922
17,537	Hain Celestial Group, Inc. (The)*	566,971
7,426	Hansen Natural Corp.*	568,980
17,441	Heckmann Corp.*	105,169
21,343	Imperial Sugar Co.	492,596
7,086	Ingles Markets, Inc., Class A	109,124
3,654	Inter Parfums, Inc.	73,226
4,906	J & J Snack Foods Corp.	253,591
8,391	Lancaster Colony Corp.(a)	504,551
7,655	National Beverage Corp.	113,141
17,225	Nu Skin Enterprises, Inc., Class A	646,627
4,263	Nutraceutical International Corp.*	63,092
8,199	Omega Protein Corp.*	99,372
52,538	Pilgrim’s Pride Corp.*(a)	252,182
12,839	Prestige Brands Holdings, Inc.*	156,893
9,484	PriceSmart, Inc.	555,004
20,255	Reddy Ice Holdings, Inc.*	60,563
9,231	Revlon, Inc., Class A*	155,450
13,421	Sanderson Farms, Inc.(a)	620,319
8,480	Schiff Nutrition International, Inc.	98,114
36,539	Smart Balance, Inc.*	173,195
13,559	Snyders-Lance, Inc.	276,739
19,740	Spartan Stores, Inc.	348,608
11,394	Susser Holdings Corp.*	185,836
6,806	Tootsie Roll Industries, Inc.	190,908
11,426	TreeHouse Foods, Inc.*	590,039
2,429	USANA Health Sciences, Inc.*	66,433
20,898	Vector Group Ltd.(a)	365,924
2,190	Village Super Market, Inc., Class A	58,867
5,600	WD-40 Co.	245,280
7,103	Weis Markets, Inc.	285,470
7,489	Zhongpin, Inc.*(a)	77,361
		13,421,811
	Energy - 6.8%
13,297	Alon USA Energy, Inc.	161,692
2,541	Approach Resources, Inc.*	65,964
13,576	Atlas Energy, Inc.*	1,358
17,300	ATP Oil & Gas Corp.*(a)	250,677
24,056	Basic Energy Services, Inc.*	779,174
10,715	Berry Petroleum Co., Class A	614,505
8,600	Bill Barrett Corp.*	427,936
12,625	BPZ Resources, Inc.*(a)	45,703
4,372	Brigham Exploration Co.*	139,030
80,338	Cal Dive International, Inc.*	448,286
14,988	Callon Petroleum Co.*	104,466
1,858	CARBO Ceramics, Inc.	289,978
4,898	Carrizo Oil & Gas, Inc.*	188,083
1,352	Clayton Williams Energy, Inc.*	89,665
5,635	Clean Energy Fuels Corp.*(a)	90,216
30,110	Cloud Peak Energy, Inc.*	671,453
13,392	Cobalt International Energy, Inc.*	164,989
21,757	Complete Production Services, Inc.*	845,912
24,144	Comstock Resources, Inc.*	770,194
6,162	Concho Resources, Inc.*	576,640
3,142	Contango Oil & Gas Co.*	198,197
3,219	Continental Resources, Inc.*	220,791
3,578	Core Laboratories NV (Netherlands)(a)	388,857
22,698	Crimson Exploration, Inc.*	71,499
49,757	Crosstex Energy, Inc.	726,452
3,148	Dawson Geophysical Co.*	124,944
7,224	Delek US Holdings, Inc.	120,063
14,733	Delta Petroleum Corp.*(a)	63,794
57,288	DHT Holdings, Inc.(a)	206,237
4,536	Dril-Quip, Inc.*	319,833
7,134	Endeavour International Corp.*	89,460
17,562	Energy Partners Ltd.*	298,730
10,372	Energy XXI Bermuda Ltd. (Bermuda)*	340,305
14,145	ENGlobal Corp.*	56,580
22,195	EXCO Resources, Inc.	353,122
14,129	Gastar Exploration Ltd. (Canada)*(a)	67,113
11,011	Geokinetics, Inc.*	68,819
1,956	Georesources, Inc.*	49,917
6,330	Global Geophysical Services, Inc.*	107,990
53,707	Global Industries Ltd.*	275,517
25,166	GMX Resources, Inc.*	122,055
9,041	Goodrich Petroleum Corp.*(a)	179,283
34,031	Gran Tierra Energy, Inc. (Canada)*	236,515
5,195	Green Plains Renewable Energy, Inc.*(a)	56,885
5,840	Gulf Island Fabrication, Inc.	202,064
12,248	Gulfmark Offshore, Inc., Class A*	596,968
2,642	Gulfport Energy Corp.*	96,327
7,815	Harvest Natural Resources, Inc.*(a)	107,066
137,998	Hercules Offshore, Inc.*	648,591
17,357	Hornbeck Offshore Services, Inc.*	483,219
3,496	InterOil Corp. (Canada)*(a)	218,850
22,684	ION Geophysical Corp.*	230,016
10,261	James River Coal Co.*	194,549
10,498	Knightsbridge Tankers Ltd. (Bermuda)(a)	216,154
4,453	Lufkin Industries, Inc.	362,830
10,575	Magnum Hunter Resources Corp.*	75,929
15,456	Matrix Service Co.*	215,457
36,195	McMoRan Exploration Co.*	609,524
12,036	Miller Energy Resources, Inc.*(a)	53,079
5,796	Mitcham Industries, Inc.*	105,255
4,629	Natural Gas Services Group, Inc.*	73,647
45,402	Newpark Resources, Inc.*	421,785
24,152	Nordic American Tanker Shipping Ltd. (Bermuda)(a)	494,633
223,441	Oilsands Quest, Inc.*	56,374
689	OYO Geospace Corp.*	69,885
13,997	Pacific Ethanol, Inc.*(a)	11,946
106,524	Parker Drilling Co.*	675,362

24,908	Patriot Coal Corp.*(a)	$471,010
40,339	Penn Virginia Corp.	529,248
7,675	Petroleum Development Corp.*	278,756
26,563	PetroQuest Energy, Inc.*(a)	215,957
6,899	PHI, Inc.*	148,535
30,406	Pioneer Drilling Co.*	494,706
12,449	Quicksilver Resources, Inc.*	176,153
5,233	Resolute Energy Corp.*	85,246
5,116	REX American Resources Corp.*	88,149
5,660	Rex Energy Corp.*(a)	62,656
9,052	Rosetta Resources, Inc.*	468,622
11,337	RPC, Inc.	267,780
51,291	SandRidge Energy, Inc.*	590,872
22,052	Stone Energy Corp.*	715,808
15,002	Swift Energy Co.*	571,576
18,717	Teekay Tankers Ltd., Class A (Marshall Islands)(a)	153,292
14,146	Tesco Corp. (Canada)*	300,744
42,866	TETRA Technologies, Inc.*	551,685
49,764	Tsakos Energy Navigation Ltd. (Bermuda)	450,862
11,231	Union Drilling, Inc.*	125,226
16,947	VAALCO Energy, Inc.*	112,867
2,847	Vanguard Natural Resources LLC(a)	86,919
79,816	Vantage Drilling Co. (Cayman Islands)*	130,100
5,221	Venoco, Inc.*	66,359
11,363	W&T Offshore, Inc.	307,937
14,856	Warren Resources, Inc.*	60,464
37,205	Willbros Group, Inc.*	342,286
		25,542,204
	Financials - 18.9%
5,036	1st Source Corp.	116,080
6,896	Abington Bancorp, Inc.	68,339
14,986	Acadia Realty Trust REIT	314,556
79,674	Advance America Cash Advance Centers, Inc.	561,702
4,161	Agree Realty Corp. REIT	94,496
212	Alexander’s, Inc. REIT	85,012
3,985	Altisource Portfolio Solutions SA (Luxembourg)*	134,852
3,199	American Assets Trust, Inc. REIT	70,346
14,621	American Campus Communities, Inc. REIT	544,194
9,168	American Capital Agency Corp. REIT	255,971
37,323	American Equity Investment Life Holding Co.	443,024
3,272	American National Insurance Co.	245,204
6,979	American Safety Insurance Holdings Ltd. (Bermuda)*	130,856
10,206	Ameris Bancorp*	103,285
11,024	AMERISAFE, Inc.*	237,126
8,737	AmTrust Financial Services, Inc.	202,873
79,422	Anworth Mortgage Asset Corp. REIT	550,394
10,454	Arbor Realty Trust, Inc. REIT*	44,325
15,194	Argo Group International Holdings Ltd. (Bermuda)	446,704
3,969	Arrow Financial Corp.	95,653
65,741	Ashford Hospitality Trust, Inc. REIT	716,577
7,033	Associated Estates Realty Corp. REIT	127,649
7,405	Avatar Holdings, Inc.*	113,296
2,523	BancFirst Corp.	96,227
23,114	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	408,887
12,930	Bancorp, Inc. (The)*	116,370
31,507	Bank Mutual Corp.	116,891
2,021	Bank of Marin Bancorp	77,829
3,355	Bank of the Ozarks, Inc.	174,292
91,407	BankAtlantic Bancorp, Inc., Class A*	94,149
7,170	BankFinancial Corp.	58,435
11,487	Banner Corp.	212,739
8,057	Beneficial Mutual Bancorp, Inc.*	63,086
8,467	Berkshire Hills Bancorp, Inc.	185,597
10,151	BGC Partners, Inc., Class A	83,137
8,900	BOK Financial Corp.	484,694
42,425	Boston Private Financial Holdings, Inc.	294,005
36,122	Brookline Bancorp, Inc.	308,843
3,914	Bryn Mawr Bank Corp.	78,750
18,989	Calamos Asset Management, Inc., Class A	258,630
2,120	Camden National Corp.	67,776
49,218	Capitol Federal Financial, Inc.	563,054
32,532	CapLease, Inc. REIT	144,767
46,689	Capstead Mortgage Corp. REIT	590,149
8,285	Cardinal Financial Corp.	88,898
12,099	Cash America International, Inc.	677,060
33,204	Cathay General Bancorp	460,207
51,333	Cedar Shopping Centers, Inc. REIT	254,612
12,332	Center Financial Corp.*	75,965
12,369	Centerstate Banks, Inc.	80,770
11,897	Chemical Financial Corp.	225,686
4,884	Citizens & Northern Corp.	80,391
53,003	Citizens Republic Bancorp, Inc.*	487,098
16,126	Citizens, Inc.*	110,947
8,500	City Holding Co.	265,795
13,764	CNA Financial Corp.	379,061
20,038	CoBiz Financial, Inc.	123,234
25,328	Cogdell Spencer, Inc. REIT	150,955
2,615	Cohen & Steers, Inc.	103,371
2,790	Colony Financial, Inc. REIT	49,132
11,437	Columbia Banking System, Inc.	201,406
8,346	Comerica, Inc.	267,322
16,368	Community Bank System, Inc.	411,819
6,113	Community Trust Bancorp, Inc.	165,785
27,541	Compass Diversified Holdings(a)	412,289
10,809	CompuCredit Holdings Corp.*(a)	32,319
61,374	Cousins Properties, Inc. REIT	522,293
67,249	Cowen Group, Inc., Class A*	265,633
1,524	Credit Acceptance Corp.*	120,868
4,589	Crexus Investment Corp. REIT	48,230
56,053	CVB Financial Corp.(a)	543,154
20,446	Cypress Sharpridge Investments, Inc. REIT(a)	251,690
57,389	DiamondRock Hospitality Co. REIT	586,516
16,730	Dime Community Bancshares	235,056
14,708	Dollar Financial Corp.*	317,840
104,419	Doral Financial Corp. (Puerto Rico)*	182,733
5,009	Duff & Phelps Corp., Class A	57,052
8,808	DuPont Fabros Technology, Inc. REIT	224,516
5,896	Dynex Capital, Inc. REIT	53,654
5,498	Eagle Bancorp, Inc.*	74,168
9,753	EastGroup Properties, Inc. REIT	434,204
29,828	Education Realty Trust, Inc. REIT	261,890
6,648	eHealth, Inc.*(a)	86,092
18,026	Employers Holdings, Inc.	267,866
4,698	Encore Capital Group, Inc.*	128,490
2,354	Enstar Group Ltd. (Bermuda)*	248,677
6,575	Enterprise Financial Services Corp.	91,721

5,937	Equity Lifestyle Properties, Inc. REIT	$386,855
19,804	Equity One, Inc. REIT	384,198
4,568	ESSA Bancorp, Inc.	52,532
2,262	Evercore Partners, Inc., Class A	64,309
29,045	Extra Space Storage, Inc. REIT	617,497
12,058	EZCORP, Inc., Class A*	401,290
9,670	FBL Financial Group, Inc., Class A	304,412
22,192	FBR Capital Markets Corp.*	64,579
65,500	FelCor Lodging Trust, Inc. REIT*	336,670
4,520	Financial Institutions, Inc.	75,800
6,345	First Bancorp	62,498
65,302	First BanCorp*(a)	287,329
24,069	First Busey Corp.(a)	124,918
5,949	First Cash Financial Services, Inc.*	257,413
1,871	First Citizens BancShares, Inc., Class A	337,004
73,910	First Commonwealth Financial Corp.	379,897
10,547	First Community Bancshares, Inc.	132,787
21,898	First Financial Bancorp	350,587
10,744	First Financial Bankshares, Inc.(a)	346,279
3,731	First Financial Corp.	123,459
9,633	First Financial Holdings, Inc.	80,050
63,384	First Industrial Realty Trust, Inc. REIT*	751,100
9,771	First Interstate BancSystem, Inc.	130,736
31,648	First Marblehead Corp. (The)*	52,219
16,249	First Merchants Corp.	145,429
48,110	First Midwest Bancorp, Inc.	573,471
2,399	First of Long Island Corp. (The)	63,741
18,297	First Potomac Realty Trust REIT	285,799
122,668	Flagstar Bancorp, Inc.*	89,560
33,813	Flagstone Reinsurance Holdings SA (Luxembourg)	301,274
16,009	Flushing Financial Corp.	197,231
13,022	Forestar Group, Inc.*	212,259
5,961	FPIC Insurance Group, Inc.*	248,693
31,616	Franklin Street Properties Corp. REIT	398,678
1,684	GAMCO Investors, Inc., Class A	81,455
5,667	Getty Realty Corp. REIT	131,474
39,198	GFI Group, Inc.	177,959
33,241	Glacier Bancorp, Inc.	436,787
5,062	Gladstone Commercial Corp. REIT	87,978
37,082	Gleacher & Co., Inc.*	63,410
49,099	Glimcher Realty Trust REIT	483,625
6,927	Global Indemnity PLC (Ireland)*	144,289
4,437	Government Properties Income Trust REIT	109,727
75,179	Gramercy Capital Corp. REIT*(a)	205,990
4,188	Great Southern Bancorp, Inc.	76,473
4,157	Greenhill & Co., Inc.(a)	183,074
8,392	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	207,786
59,961	Grubb & Ellis Co.*	38,129
7,810	Hallmark Financial Services, Inc.*	52,639
49,894	Hanmi Financial Corp.*(a)	52,888
7,762	Harleysville Group, Inc.	234,568
28,946	Healthcare Realty Trust, Inc. REIT	567,342
3,892	Heartland Financial USA, Inc.	62,467
38,571	Hersha Hospitality Trust REIT	202,112
18,102	Hilltop Holdings, Inc.*	158,392
5,857	Home Bancshares, Inc.	138,049
28,767	Horace Mann Educators Corp.	418,847
9,053	Howard Hughes Corp. (The)*	547,344
8,587	Hudson Valley Holding Corp.	184,449
9,172	IBERIABANK Corp.	467,497
7,149	ICG Group, Inc.*	78,996
9,154	Independent Bank Corp.	243,039
7,208	Infinity Property & Casualty Corp.	365,229
52,789	Inland Real Estate Corp. REIT	465,599
11,702	Institutional Financial Markets, Inc.	36,159
32,850	International Bancshares Corp.	552,537
4,656	INTL FCStone, Inc.*	106,995
4,083	Invesco Mortgage Capital, Inc. REIT(~)	79,945
31,612	Investment Technology Group, Inc.*	384,718
14,776	Investors Bancorp, Inc.*	204,500
42,139	Investors Real Estate Trust REIT	342,590
52,497	Janus Capital Group, Inc.	443,075
1,995	Kansas City Life Insurance Co.	58,453
8,280	KBW, Inc.	141,588
41,828	Kite Realty Group Trust REIT	189,899
9,659	Lakeland Bancorp, Inc.	96,107
6,935	Lakeland Financial Corp.	156,384
24,573	LaSalle Hotel Properties REIT	614,571
7,115	LPL Investment Holdings, Inc.*	235,151
6,966	LTC Properties, Inc. REIT	189,127
40,301	Maiden Holdings Ltd. (Bermuda)	373,590
9,740	MainSource Financial Group, Inc.	89,998
3,632	MarketAxess Holdings, Inc.	94,904
25,782	MB Financial, Inc.	520,539
22,989	Meadowbrook Insurance Group, Inc.	216,097
10,276	Medallion Financial Corp.	95,361
37,231	Medical Properties Trust, Inc. REIT	437,837
8,090	Metro Bancorp, Inc.*	92,792
8,944	Mid-America Apartment Communities, Inc. REIT	633,146
14,728	Mission West Properties, Inc. REIT	119,297
15,107	Monmouth Real Estate Investment Corp., Class A REIT	124,482
77,286	MPG Office Trust, Inc. REIT*(a)	255,817
13,277	Nara Bancorp, Inc.*	106,614
32,967	National Financial Partners Corp.*	373,516
5,840	National Health Investors, Inc. REIT	265,662
68,959	National Penn Bancshares, Inc.	554,430
605	National Western Life Insurance Co., Class A	103,655
6,263	Navigators Group, Inc. (The)*	295,238
16,601	NBT Bancorp, Inc.	365,886
12,625	Nelnet, Inc., Class A	254,520
9,745	New York Mortgage Trust, Inc. REIT	66,363
79,600	Newcastle Investment Corp. REIT	478,396
16,645	NewStar Financial, Inc.*	177,103
4,884	Northfield Bancorp, Inc.(a)	66,911
106,592	NorthStar Realty Finance Corp. REIT	413,577
46,954	Northwest Bancshares, Inc.	577,065
7,217	OceanFirst Financial Corp.	97,069
47,410	Ocwen Financial Corp.*	611,115
52,058	Old National Bancorp	530,992
22,524	OMEGA Healthcare Investors, Inc. REIT	442,371
7,516	One Liberty Properties, Inc. REIT	116,197
13,689	OneBeacon Insurance Group Ltd., Class A	174,398
4,737	Oppenheimer Holdings, Inc., Class A	122,594
10,305	optionsXpress Holdings, Inc.	155,605
20,059	Oriental Financial Group, Inc.	249,133
5,880	Oritani Financial Corp.	76,087
2,847	Orrstown Financial Services, Inc.	53,837
8,553	Pacific Continental Corp.	84,161
15,669	PacWest Bancorp	311,030

7,107	Park National Corp.(a)	$438,075
21,041	Parkway Properties, Inc. REIT	370,953
12,071	Penson Worldwide, Inc.*(a)	36,937
4,611	Peoples Bancorp, Inc.	55,009
5,555	Pico Holdings, Inc.*	151,707
16,800	Pinnacle Financial Partners, Inc.*	256,200
9,190	Piper Jaffray Cos.*	270,921
127,054	PMI Group, Inc. (The)*(a)	127,054
2,320	Portfolio Recovery Associates, Inc.*	187,758
17,868	Post Properties, Inc. REIT	757,603
12,821	Presidential Life Corp.	145,647
26,446	PrivateBancorp, Inc.	311,798
12,128	Prosperity Bancshares, Inc.	503,676
31,796	Provident Financial Services, Inc.	440,693
12,755	Provident New York Bancorp	96,173
5,532	PS Business Parks, Inc. REIT	314,273
91,485	Radian Group, Inc.	290,007
65,113	RAIT Financial Trust REIT(a)	362,028
22,311	Ramco-Gershenson Properties Trust REIT	273,756
13,186	Renasant Corp.	201,746
7,024	Republic Bancorp, Inc., Class A	127,205
9,327	Resource America, Inc., Class A	54,749
35,692	Resource Capital Corp. REIT	203,444
17,068	S&T Bancorp, Inc.	324,633
4,466	S.Y. Bancorp, Inc.	101,423
27,706	Sabra Health Care REIT, Inc. REIT	399,243
3,395	Safeguard Scientifics, Inc.*	61,823
8,585	Safety Insurance Group, Inc.	348,551
11,116	Sandy Spring Bancorp, Inc.	198,643
4,463	Saul Centers, Inc. REIT	176,065
5,302	SCBT Financial Corp.	155,243
20,295	Seabright Holdings, Inc.	184,482
58,280	Seacoast Banking Corp. of Florida*	92,082
9,783	Signature Bank*	578,762
7,402	Simmons First National Corp., Class A	178,832
7,716	Southside Bancshares, Inc.	153,008
10,947	Southwest Bancorp, Inc.*	67,871
12,829	Sovran Self Storage, Inc. REIT	520,216
18,552	St. Joe Co. (The)*(a)	328,556
5,385	State Auto Financial Corp.	89,283
6,404	State Bancorp, Inc.	83,252
8,148	StellarOne Corp.	101,361
17,321	Sterling Bancorp	163,683
8,111	Sterling Financial Corp.*	140,645
21,693	Stewart Information Services Corp.	229,946
10,327	Stifel Financial Corp.*	392,013
66,592	Strategic Hotels & Resorts, Inc. REIT*	452,826
4,622	Suffolk Bancorp	56,019
9,229	Sun Communities, Inc. REIT	353,194
57,300	SWS Group, Inc.	312,285
17,366	Tanger Factory Outlet Centers, Inc. REIT	476,697
9,491	Taubman Centers, Inc. REIT	568,511
3,680	Territorial Bancorp, Inc.	76,838
11,678	Texas Capital Bancshares, Inc.*	319,160
24,328	TFS Financial Corp.*	229,656
2,628	Tompkins Financial Corp.	106,171
3,540	Tower Bancorp, Inc.	93,775
15,578	Tower Group, Inc.	356,113
8,979	TowneBank(a)	117,266
5,140	TriCo Bancshares	76,175
51,162	TrustCo Bank Corp. NY	236,368
11,232	UMB Financial Corp.	466,128
8,626	Union First Market Bankshares Corp.	107,394
22,948	United Bankshares, Inc.(a)	547,539
39,330	United Community Banks, Inc.*	429,877
5,426	United Financial Bancorp, Inc.	84,591
11,162	United Fire & Casualty Co.	191,428
2,679	Universal Health Realty Income Trust REIT	110,402
17,933	Universal Insurance Holdings, Inc.	76,574
5,002	Univest Corp. of Pennsylvania	74,380
9,578	Urstadt Biddle Properties, Inc., Class A REIT	169,914
47,118	U-Store-It Trust REIT	501,807
6,550	ViewPoint Financial Group	85,281
19,482	Virginia Commerce Bancorp, Inc.*	124,100
17,007	Waddell & Reed Financial, Inc., Class A	624,157
21,166	Walter Investment Management Corp. REIT	512,005
4,558	Washington Banking Co.	59,117
4,744	Washington Trust Bancorp, Inc.	108,068
10,098	WesBanco, Inc.	207,514
8,381	West Coast Bancorp*	136,443
9,921	Westamerica Bancorp	465,592
33,757	Western Alliance Bancorp*	237,312
13,917	Westfield Financial, Inc.	112,728
14,322	Wilshire Bancorp, Inc.*(a)	47,263
8,492	Winthrop Realty Trust REIT	93,921
16,528	Wintrust Financial Corp.	564,927
6,297	World Acceptance Corp.*	401,245
3,308	WSFS Financial Corp.	131,361
		71,133,786
	Health Care - 8.3%
3,240	Abaxis, Inc.*	76,853
12,631	Accuray, Inc.*	87,154
46,209	Affymetrix, Inc.*	261,081
3,478	Air Methods Corp.*	243,808
20,699	Albany Molecular Research, Inc.*	98,941
4,978	Alexion Pharmaceuticals, Inc.*	282,750
10,583	Align Technology, Inc.*	232,720
15,228	Alkermes, Inc.*	262,531
33,497	Alliance HealthCare Services, Inc.*	120,924
2,592	Almost Family, Inc.*	65,500
5,557	Alnylam Pharmaceuticals, Inc.*	52,125
15,309	Amedisys, Inc.*	395,891
6,650	American Dental Partners, Inc.*	77,273
44,190	AMN Healthcare Services, Inc.*	356,171
20,822	AmSurg Corp., Class A*	529,503
15,525	Amylin Pharmaceuticals, Inc.*	184,903
2,843	Analogic Corp.	152,925
10,067	AngioDynamics, Inc.*	139,227
5,236	Arthrocare Corp.*	173,050
9,186	Assisted Living Concepts, Inc., Class A	143,945
1,640	athenahealth, Inc.*	96,416
374	Atrion Corp.	74,463
5,399	BioMarin Pharmaceutical, Inc.*	168,611
5,319	Bio-Rad Laboratories, Inc., Class A*	579,771
7,410	Bio-Reference Labs, Inc.*	147,755
52,588	BioScrip, Inc.*	377,582
8,823	Bruker Corp.*	151,932
14,427	Cambrex Corp.*	63,623
3,764	Cantel Medical Corp.	93,837
15,535	CardioNet, Inc.*	78,296
12,775	Catalyst Health Solutions, Inc.*	837,146
2,933	Cepheid, Inc.*	110,750
6,489	Chemed Corp.	394,596

3,521	Chindex International, Inc.*	$40,245
1,242	Computer Programs & Systems, Inc.	91,163
15,759	CONMED Corp.*	409,734
9,403	Continucare Corp.*	59,427
2,019	CorVel Corp.*	93,177
12,875	Cross Country Healthcare, Inc.*	88,966
9,355	Cubist Pharmaceuticals, Inc.*	317,789
4,530	Dendreon Corp.*	167,157
9,033	Emdeon, Inc., Class A*	140,012
5,366	Emergent Biosolutions, Inc.*	110,808
10,320	Emeritus Corp.*	202,788
1,981	Ensign Group, Inc. (The)	56,260
7,951	Enzon Pharmaceuticals, Inc.*(a)	77,284
15,775	eResearchTechnology, Inc.*	100,487
3,856	Exactech, Inc.*	65,899
37,779	Five Star Quality Care, Inc.*	187,006
7,546	Gen-Probe, Inc.*	456,910
17,673	Gentiva Health Services, Inc.*	317,937
10,658	Greatbatch, Inc.*	265,597
6,720	Haemonetics Corp.*	440,160
9,153	Hanger Orthopedic Group, Inc.*	192,305
28,029	Healthsouth Corp.*	683,908
15,917	Healthspring, Inc.*	653,234
25,920	Healthways, Inc.*	386,986
1,907	HMS Holdings Corp.*	144,169
9,638	Human Genome Sciences, Inc.*	202,494
3,261	ICU Medical, Inc.*	138,527
7,686	IDEXX Laboratories, Inc.*	637,477
6,296	Illumina, Inc.*	393,185
16,621	Immucor, Inc.*	440,457
8,357	Impax Laboratories, Inc.*	177,001
5,080	Integra LifeSciences Holdings Corp.*	228,956
17,247	Invacare Corp.	517,065
2,989	IPC The Hospitalist Co., Inc.*	135,192
11,455	Isis Pharmaceuticals, Inc.*	98,971
9,628	Jiangbo Pharmaceuticals, Inc.*(a)	7,558
2,982	Kensey Nash Corp.*	78,128
9,305	KV Pharmaceutical Co., Class A*(a)	18,517
2,719	Landauer, Inc.	153,488
14,257	LCA-Vision, Inc.*	60,022
4,744	LHC Group, Inc.*	108,068
4,608	Luminex Corp.*	93,773
6,935	Masimo Corp.	192,654
12,698	MedAssets, Inc.*	160,884
13,875	MedCath Corp.*	182,040
14,968	Medical Action Industries, Inc.*	114,056
5,385	Medicines Co. (The)*	80,667
10,824	Medicis Pharmaceutical Corp., Class A	402,436
7,147	Medquist Holdings, Inc.*	95,698
7,509	Meridian Bioscience, Inc.	162,194
10,883	Merit Medical Systems, Inc.*	170,537
16,221	Metropolitan Health Networks, Inc.*	91,811
25,436	Molina Healthcare, Inc.*	576,125
4,128	MWI Veterinary Supply, Inc.*	367,640
15,159	Myriad Genetics, Inc.*	322,432
3,857	National Healthcare Corp.	183,478
7,851	Natus Medical, Inc.*	90,522
2,526	Neogen Corp.*	104,475
3,550	NuVasive, Inc.*(a)	101,601
5,525	Obagi Medical Products, Inc.*	57,294
10,474	Omnicell, Inc.*	179,210
6,984	Onyx Pharmaceuticals, Inc.*	230,332
7,564	Orthofix International NV (Netherlands)*	319,428
11,900	Par Pharmaceutical Cos., Inc.*	385,441
20,391	PAREXEL International Corp.*	418,627
113,805	PDL BioPharma, Inc.	704,453
44,973	PharMerica Corp.*	574,305
8,705	Providence Service Corp. (The)*	103,154
23,944	PSS World Medical, Inc.*	572,980
2,475	Quality Systems, Inc.	226,116
7,769	Quidel Corp.*	116,224
23,752	Radnet, Inc.*	89,070
4,188	Regeneron Pharmaceuticals, Inc.*	222,215
19,435	ResMed, Inc.*	588,686
38,113	RTI Biologics, Inc.*	125,392
4,674	Salix Pharmaceuticals Ltd.*	181,258
4,542	Seattle Genetics, Inc.*	77,350
36,559	Select Medical Holdings Corp.*	286,988
8,515	Sirona Dental Systems, Inc.*	430,689
13,346	Skilled Healthcare Group, Inc., Class A*	117,445
3,762	SonoSite, Inc.*	122,867
47,703	Sunrise Senior Living, Inc.*(a)	420,740
8,574	SurModics, Inc.*	94,314
17,329	Symmetry Medical, Inc.*	166,878
7,125	Syneron Medical Ltd. (Israel)*	86,355
6,889	Team Health Holdings, Inc.*	151,627
4,675	Techne Corp.	354,318
9,184	Thoratec Corp.*	309,409
14,109	Triple-S Management Corp., Class B (Puerto Rico)*	304,331
3,746	United Therapeutics Corp.*	214,945
4,609	US Physical Therapy, Inc.	110,985
7,867	Vertex Pharmaceuticals, Inc.*	407,983
22,038	ViroPharma, Inc.*	398,447
9,104	Vivus, Inc.*(a)	74,744
2,585	Volcano Corp.*	81,195
21,892	Warner Chilcott PLC, Class A (Ireland)	460,170
18,238	WellCare Health Plans, Inc.*	799,736
12,396	West Pharmaceutical Services, Inc.	543,813
8,918	Wright Medical Group, Inc.*	139,478
4,597	Zoll Medical Corp.*	320,227
		31,318,809
	Industrials - 18.7%
17,494	A.O. Smith Corp.	725,476
18,462	A123 Systems, Inc.*(a)	94,710
4,665	AAON, Inc.(a)	105,802
22,862	AAR Corp.	670,771
24,962	ABM Industries, Inc.	561,645
58,342	ACCO Brands Corp.*	499,991
14,786	Aceto Corp.	90,195
19,510	Actuant Corp., Class A	482,092
2,422	Advisory Board Co. (The)*	129,674
35,062	Aegean Marine Petroleum Network, Inc. (Greece)	188,984
3,927	Aerovironment, Inc.*	113,215
55,375	Air Transport Services Group, Inc.*	275,767
54,300	Aircastle Ltd. (Bermuda)	621,735
4,045	Alamo Group, Inc.	96,716
15,814	Albany International Corp., Class A	420,178
4,301	Allegiant Travel Co.*	185,072
10,214	Altra Holdings, Inc.*	227,159
5,598	American Railcar Industries, Inc.*	130,937
30,910	American Reprographics Co.*	211,115
1,531	American Science & Engineering, Inc.	124,210

3,984	American Superconductor Corp.*	$29,163
3,153	American Woodmark Corp.	52,403
4,924	Ameron International Corp.	418,983
4,798	Ampco-Pittsburgh Corp.	124,988
12,736	APAC Customer Services, Inc.*	107,110
22,298	Apogee Enterprises, Inc.	255,312
17,344	A-Power Energy Generation Systems Ltd.*(a)	7,241
20,892	Applied Industrial Technologies, Inc.	666,873
23,729	Arkansas Best Corp.	570,920
14,855	Armstrong World Industries, Inc.	586,772
10,963	Astec Industries, Inc.*	411,332
3,585	AZZ, Inc.	179,358
3,483	Badger Meter, Inc.	127,095
22,142	Barnes Group, Inc.	539,158
28,591	Beacon Roofing Supply, Inc.*	611,276
15,509	Belden, Inc.	571,507
15,456	Blount International, Inc.*	257,033
28,956	Builders FirstSource, Inc.*	66,599
3,065	CAI International, Inc.*	53,791
4,476	Cascade Corp.	223,755
22,615	Casella Waste Systems, Inc., Class A*	142,248
40,825	CBIZ, Inc.*	304,554
15,119	CDI Corp.	195,942
13,877	Celadon Group, Inc.*	189,837
68,033	Cenveo, Inc.*	393,911
13,069	Ceradyne, Inc.*	423,566
8,319	Chart Industries, Inc.*	441,406
38,359	China BAK Battery, Inc.*(a)	46,414
16,452	China Yuchai International Ltd. (Bermuda)*(a)	312,753
4,779	CIRCOR International, Inc.	206,692
13,417	CLARCOR, Inc.	591,153
11,256	Clean Harbors, Inc.*	593,754
9,873	Coleman Cable, Inc.*	130,126
8,772	Colfax Corp.*	237,458
14,247	Columbus McKinnon Corp.*	234,363
23,489	Comfort Systems USA, Inc.	245,225
13,034	Commercial Vehicle Group, Inc.*	138,160
8,047	Consolidated Graphics, Inc.*	415,145
8,260	Copa Holdings SA, Class A (Panama)	541,939
13,612	Copart, Inc.*	591,441
10,061	Corporate Executive Board Co. (The)	408,980
6,140	Costamare, Inc. (Marshall Islands)	101,187
3,249	CoStar Group, Inc.*	190,911
5,934	Courier Corp.	57,026
9,521	Covenant Transport Group, Inc., Class A*	55,888
5,931	CRA International, Inc.*	159,425
5,264	Cubic Corp.	255,515
40,858	Diana Shipping, Inc. (Greece)*	400,408
8,435	DigitalGlobe, Inc.*	220,322
12,800	Dolan Co. (The)*	101,504
5,468	Douglas Dynamics, Inc.	83,059
6,596	Ducommun, Inc.	145,112
5,134	DXP Enterprises, Inc.*	139,593
26,669	Dycom Industries, Inc.*	454,440
3,634	Dynamic Materials Corp.	77,041
109,917	Eagle Bulk Shipping, Inc.*(a)	259,404
13,447	Encore Wire Corp.	295,968
76,219	EnergySolutions, Inc.	385,668
19,671	Ennis, Inc.	345,029
9,353	EnPro Industries, Inc.*	432,483
7,846	ESCO Technologies, Inc.	272,099
86,529	Excel Maritime Carriers Ltd. (Liberia)*(a)	223,245
3,018	Exponent, Inc.*	126,183
53,455	Federal Signal Corp.	308,970
17,167	Flow International Corp.*	58,539
51,621	Force Protection, Inc.*	235,908
7,439	Forward Air Corp.	231,799
5,547	Franklin Electric Co., Inc.	242,127
9,050	FreightCar America, Inc.*	223,354
12,617	Furmanite Corp.*	98,917
9,915	Fushi Copperweld, Inc.*(a)	70,099
11,312	G&K Services, Inc., Class A	385,400
54,029	Genco Shipping & Trading Ltd.*(a)	338,222
32,920	GenCorp, Inc.*	186,327
11,941	Generac Holdings, Inc.*	221,506
8,222	Genesee & Wyoming, Inc., Class A*	452,539
20,173	Geo Group, Inc. (The)*	419,598
4,614	GeoEye, Inc.*	184,375
27,883	Gibraltar Industries, Inc.*	286,637
5,097	Gorman-Rupp Co. (The)	166,060
6,719	GP Strategies Corp.*	87,011
15,025	Graco, Inc.	660,048
25,078	GrafTech International Ltd.*	483,002
24,450	Great Lakes Dredge & Dock Corp.	145,477
12,954	Greenbrier Cos., Inc.*	260,634
36,045	Griffon Corp.*	340,625
11,659	H&E Equipment Services, Inc.*	139,908
48,690	Hawaiian Holdings, Inc.*	228,843
15,607	Healthcare Services Group, Inc.	244,874
29,089	Heartland Express, Inc.	445,643
2,459	HEICO Corp.	128,507
4,798	HEICO Corp., Class A	177,526
7,873	Heidrick & Struggles International, Inc.	209,422
19,921	Herman Miller, Inc.	458,382
33,731	Hexcel Corp.*	807,520
16,777	Hill International, Inc.*	90,092
54,839	Horizon Lines, Inc., Class A(a)	57,581
8,613	Houston Wire & Cable Co.	137,033
15,562	Hub Group, Inc., Class A*	552,140
11,820	Hudson Highland Group, Inc.*	70,802
2,735	Hurco Cos., Inc.*	80,464
10,197	Huron Consulting Group, Inc.*	330,077
8,425	ICF International, Inc.*	196,808
16,477	IDEX Corp.	683,466
6,544	IHS, Inc., Class A*	482,227
10,060	II-VI, Inc.*	251,802
10,379	Innerworkings, Inc.*	76,078
12,897	Insituform Technologies, Inc., Class A*	258,585
13,153	Insperity, Inc.	384,331
10,887	Insteel Industries, Inc.	124,765
17,264	Interface, Inc., Class A	276,569
16,259	Interline Brands, Inc.*	272,013
5,629	International Shipholding Corp.	115,901
13,151	John Bean Technologies Corp.	232,247
5,755	Kadant, Inc.*	151,414
11,542	Kaman Corp.	411,126
21,687	KAR Auction Services, Inc.*	385,595
10,695	Kaydon Corp.	381,277
17,549	Kforce, Inc.*	241,825
1,066	KHD Humboldt Wedag International AG (Germany)*	9,344
13,446	Kimball International, Inc., Class B	80,676

17,867	Knight Transportation, Inc.	$281,227
18,265	Knoll, Inc.	333,336
16,005	Korn/Ferry International*	344,748
10,648	Kratos Defense & Security Solutions, Inc.*	115,744
13,965	Landstar System, Inc.	626,330
3,293	Lawson Products, Inc.	61,480
11,792	Layne Christensen Co.*	345,624
4,654	LB Foster Co., Class A	161,726
2,167	Lindsay Corp.	137,171
4,188	LMI Aerospace, Inc.*	96,282
17,620	LSI Industries, Inc.	146,598
12,308	Lydall, Inc.*	148,681
13,496	M&F Worldwide Corp.*	338,210
27,810	Macquarie Infrastructure Co. LLC	724,729
7,765	Marten Transport Ltd.	159,726
19,582	MasTec, Inc.*	408,872
11,400	McGrath Rentcorp	296,742
23,794	Metalico, Inc.*	130,391
4,631	Michael Baker Corp.*	96,603
3,545	Middleby Corp. (The)*	299,482
8,023	Miller Industries, Inc.	131,417
10,888	Mine Safety Appliances Co.	371,499
5,975	Mistras Group, Inc.*	101,933
16,865	Mobile Mini, Inc.*	356,020
10,490	MSC Industrial Direct Co., Class A	648,072
137,199	Mueller Water Products, Inc., Class A	448,641
5,701	Multi-Color Corp.	153,528
9,785	MYR Group, Inc.*	237,678
4,249	NACCO Industries, Inc., Class A	386,149
1,889	National Presto Industries, Inc.	192,187
42,037	Navigant Consulting, Inc.*	494,775
72,446	Navios Maritime Holdings, Inc. (Greece)(a)	312,242
27,375	NCI Building Systems, Inc.*	309,064
7,577	NN, Inc.*	89,257
7,856	Nordson Corp.	400,892
7,720	Northwest Pipe Co.*	231,986
4,521	OceanFreight, Inc., Class A (Marshall Islands)*(a)	76,224
21,353	Old Dominion Freight Line, Inc.*	791,129
18,199	On Assignment, Inc.*	185,630
24,727	Orbital Sciences Corp.*	428,272
12,706	Orion Marine Group, Inc.*	110,415
62,904	Pacer International, Inc.*	335,907
68,401	Paragon Shipping, Inc., Class A(a)	116,966
9,388	Park-Ohio Holdings Corp.*	178,466
14,218	Pike Electric Corp.*	124,976
17,037	Pinnacle Airlines Corp.*	67,978
4,628	Polypore International, Inc.*	314,704
5,085	Powell Industries, Inc.*	195,976
10,025	Quality Distribution, Inc.*	115,288
18,303	Quanex Building Products Corp.	286,808
11,051	RailAmerica, Inc.*	164,439
3,212	Raven Industries, Inc.	169,690
5,989	RBC Bearings, Inc.*	227,402
16,144	Resources Connection, Inc.	210,195
7,422	Robbins & Myers, Inc.	358,037
12,429	Rollins, Inc.	237,270
24,074	RSC Holdings, Inc.*	287,444
24,273	Rush Enterprises, Inc., Class A*	485,217
12,048	Safe Bulkers, Inc. (Marshall Islands)(a)	86,505
15,469	Saia, Inc.*	233,118
5,374	Sauer-Danfoss, Inc.*	255,265
5,462	Schawk, Inc.	86,245
15,193	School Specialty, Inc.*	182,620
140	Seaboard Corp.	366,100
10,997	SeaCube Container Leasing Ltd. (Bermuda)	159,566
40,078	Seaspan Corp. (Hong Kong)	557,084
11,720	Sensata Technologies Holding NV (Netherlands)*	415,826
39,226	SFN Group, Inc.*	546,026
13,014	Simpson Manufacturing Co., Inc.	368,296
9,040	Standard Parking Corp.*	150,426
21,893	Standard Register Co. (The)	65,679
6,738	Standex International Corp.	216,896
33,578	Star Bulk Carriers Corp.	52,382
64,990	Steelcase, Inc., Class A	645,351
11,331	Sterling Construction Co., Inc.*	145,037
3,291	Sun Hydraulics Corp.	93,826
28,789	Swift Transportation Co.*	326,467
14,395	Sykes Enterprises, Inc.*	277,824
5,593	TAL International Group, Inc.	173,047
17,727	Taser International, Inc.*	72,858
18,579	TBS International PLC, Class A (Ireland)*(a)	30,470
6,990	Team, Inc.*	186,983
15,897	Tecumseh Products Co., Class A*	162,467
5,689	Tennant Co.	243,546
25,780	Tetra Tech, Inc.*	567,160
3,404	Textainer Group Holdings Ltd.	88,334
9,241	Titan International, Inc.(a)	233,520
5,188	Titan Machinery, Inc.*	137,015
10,184	Toro Co. (The)	548,205
10,604	Towers Watson & Co., Class A	648,435
8,528	TransDigm Group, Inc.*	768,117
13,445	Tredegar Corp.	256,262
8,693	Trimas Corp.*	208,371
11,688	Triumph Group, Inc.	629,282
26,780	TrueBlue, Inc.*	401,968
3,322	Twin Disc, Inc.	126,236
13,414	Ultrapetrol Bahamas Ltd.*(a)	62,375
6,062	UniFirst Corp.	332,501
13,055	Universal Forest Products, Inc.	384,731
82,493	US Airways Group, Inc.*(a)	514,756
6,062	US Ecology, Inc.	102,387
4,718	Valmont Industries, Inc.	459,297
13,590	Verisk Analytics, Inc., Class A*	452,547
13,260	Viad Corp.	274,880
4,243	Vicor Corp.*	59,699
3,521	VSE Corp.	74,117
19,373	Wabash National Corp.*	145,491
9,621	Wabtec Corp.	620,747
9,997	Watsco, Inc.	591,622
12,315	Watts Water Technologies, Inc., Class A	412,922
18,853	Woodward, Inc.	650,429
6,587	Xerium Technologies, Inc.*(a)	107,632
		70,191,150
	Information Technology - 16.7%
6,639	ACI Worldwide, Inc.*	240,066
1,071	Acme Packet, Inc.*	63,103
15,074	Actuate Corp.*	91,499
38,889	Acxiom Corp.*	534,335
9,930	ADTRAN, Inc.	328,584
12,160	Advanced Energy Industries, Inc.*	129,018
5,316	Advent Software, Inc.*	123,491
4,655	Aeroflex Holding Corp.*	66,567

31,468	Agilysys, Inc.*	$301,149
7,385	Alpha & Omega Semiconductor Ltd. (Bermuda)*	83,007
11,757	American Software, Inc., Class A	100,640
16,505	Anadigics, Inc.*	51,826
4,830	Anaren, Inc.*	96,648
4,452	Ancestry.com, Inc.*	158,536
11,694	ANSYS, Inc.*	591,716
12,175	Applied Micro Circuits Corp.*	76,824
7,108	Ariba, Inc.*	235,062
48,315	Arris Group, Inc.*	579,780
13,026	AsiaInfo-Linkage, Inc.*(a)	199,037
13,650	ATMI, Inc.*	254,573
35,366	Aviat Networks, Inc.*	136,866
15,527	Avid Technology, Inc.*	203,248
23,802	AVX Corp.	331,324
46,293	Axcelis Technologies, Inc.*	76,846
5,461	Bel Fuse, Inc., Class B	103,868
10,380	Black Box Corp.	295,726
7,240	Blackbaud, Inc.	183,896
4,341	Blackboard, Inc.*	189,094
7,477	Blue Coat Systems, Inc.*	150,662
4,511	Bottomline Technologies, Inc.*	105,061
19,915	Brooks Automation, Inc.*	189,392
6,217	Cabot Microelectronics Corp.*	240,536
54,347	Cadence Design Systems, Inc.*	561,405
11,816	Canadian Solar, Inc. (China)*(a)	103,626
8,175	Cardtronics, Inc.*	187,861
1,680	Cass Information Systems, Inc.	63,067
45,371	CDC Corp., Class A (Cayman Islands)*(a)	86,205
2,805	CEVA, Inc.*	84,767
19,236	Checkpoint Systems, Inc.*	302,005
40,409	China Security & Surveillance Technology, Inc. (China)*(a)	235,584
92,296	CIBER, Inc.*	463,326
8,044	Ciena Corp.*	124,360
5,344	Cirrus Logic, Inc.*	81,122
8,587	Cognex Corp.	291,529
16,602	Cogo Group, Inc.*	78,195
5,771	Coherent, Inc.*	277,181
9,655	Cohu, Inc.	120,881
3,119	CommVault Systems, Inc.*	120,768
6,361	Computer Task Group, Inc.*	81,993
16,722	Comtech Telecommunications Corp.	450,658
5,375	Concur Technologies, Inc.*	244,240
12,449	Cray, Inc.*	75,192
14,969	CSG Systems International, Inc.*	265,849
18,750	CTS Corp.	184,313
7,212	Cymer, Inc.*	317,544
20,892	Cypress Semiconductor Corp.*	429,957
15,084	Daktronics, Inc.	149,784
8,386	DealerTrack Holdings, Inc.*	194,471
5,266	DG FastChannel, Inc.*	148,817
12,306	Digi International, Inc.*	175,853
11,167	Digital River, Inc.*	284,759
7,734	Diodes, Inc.*	182,136
8,587	Dolby Laboratories, Inc., Class A*	363,745
19,044	Dot Hill Systems Corp.*	43,039
18,786	DSP Group, Inc.*	142,586
1,670	DTS, Inc.*	57,982
66,676	EarthLink, Inc.	536,075
2,334	Ebix, Inc.*(a)	45,956
16,755	EchoStar Corp., Class A*	560,622
6,581	Electro Rent Corp.	106,349
10,283	Electro Scientific Industries, Inc.*	197,536
20,443	Electronics for Imaging, Inc.*	351,824
26,307	EMCORE Corp.*(a)	68,924
8,337	EMS Technologies, Inc.*	274,121
33,460	Emulex Corp.*	282,737
27,781	Energy Conversion Devices, Inc.*(a)	29,170
32,155	Entegris, Inc.*	275,568
14,409	EPIQ Systems, Inc.	186,164
2,232	ePlus, Inc.*	59,215
7,597	Equinix, Inc.*	793,659
25,153	Euronet Worldwide, Inc.*	431,625
61,225	Evergreen Solar, Inc.*(a)	19,592
16,338	Exar Corp.*	107,994
29,882	Extreme Networks, Inc.*	101,300
5,154	F5 Networks, Inc.*	481,796
3,777	FactSet Research Systems, Inc.	347,824
14,388	Fair Isaac Corp.	428,043
40,618	Fairchild Semiconductor International, Inc.*	609,676
2,956	FARO Technologies, Inc.*	120,487
10,095	FEI Co.*	333,539
5,367	Finisar Corp.*	91,454
1,854	FleetCor Technologies, Inc.*	54,953
24,898	FormFactor, Inc.*	228,813
3,692	Forrester Research, Inc.	116,667
5,208	Fortinet, Inc.*	105,827
8,512	Gartner, Inc.*	314,178
39,207	Genpact Ltd.*	646,916
12,658	Gerber Scientific, Inc.*	139,491
77,352	GigaMedia Ltd. (Taiwan)*	92,822
58,887	Global Cash Access Holdings, Inc.*	165,472
14,471	Global Payments, Inc.	686,070
9,068	Globecomm Systems, Inc.*	126,589
20,746	GT Solar International, Inc.*(a)	282,975
20,962	Harmonic, Inc.*	113,824
17,321	Heartland Payment Systems, Inc.	364,434
2,288	Hittite Microwave Corp.*	128,105
59,973	Hutchinson Technology, Inc.*(a)	187,715
9,411	Hypercom Corp.*	76,323
3,744	iGATE Corp.(a)	56,123
33,159	Imation Corp.*	275,883
23,395	Infinera Corp.*	150,430
8,392	Informatica Corp.*	429,083
16,697	InfoSpace, Inc.*	159,122
57,147	Integrated Device Technology, Inc.*	390,885
10,720	Integrated Silicon Solution, Inc.*	95,301
5,560	InterDigital, Inc.(a)	379,470
24,180	Intermec, Inc.*	260,660
17,377	Internap Network Services Corp.*	108,085
20,342	International Rectifier Corp.*	522,586
7,522	Intevac, Inc.*	68,450
5,988	IXYS Corp.*	81,676
8,755	j2 Global Communications, Inc.*	234,109
18,970	Jack Henry & Associates, Inc.	549,182
8,857	JDA Software Group, Inc.*	247,642
25,090	JDS Uniphase Corp.*	329,933
20,966	Kemet Corp.*	255,785
4,174	Kenexa Corp.*	106,729
12,808	Key Tronic Corp.*	56,996
17,555	Kopin Corp.*	75,486
24,976	Kulicke & Soffa Industries, Inc.*	229,779

24,118	Lattice Semiconductor Corp.*	$149,532
29,834	Lionbridge Technologies, Inc.*	96,960
4,907	Liquidity Services, Inc.*	118,651
5,271	Littelfuse, Inc.	269,295
12,917	LoJack Corp.*	51,797
2,255	Loral Space & Communications, Inc.*	147,206
10,840	LTX-Credence Corp.*	77,940
5,287	Manhattan Associates, Inc.*	197,205
10,244	ManTech International Corp., Class A	417,955
23,351	Mattson Technology, Inc.*(a)	40,631
8,230	MAXIMUS, Inc.	317,925
3,875	Measurement Specialties, Inc.*	126,558
28,058	Mentor Graphics Corp.*	320,703
1,003	MercadoLibre, Inc. (Argentina)	79,658
5,358	Mercury Computer Systems, Inc.*	89,961
18,324	Methode Electronics, Inc.	193,868
9,975	Micrel, Inc.	101,246
12,215	MICROS Systems, Inc.*	598,169
18,643	Microsemi Corp.*	370,064
1,416	MicroStrategy, Inc., Class A*	225,668
10,424	Mitel Networks Corp. (Canada)*	46,387
14,210	MKS Instruments, Inc.	354,540
37,468	ModusLink Global Solutions, Inc.	156,991
60,697	MoneyGram International, Inc.*	203,942
8,336	Monolithic Power Systems, Inc.*	112,453
5,862	Monotype Imaging Holdings, Inc.*	80,309
40,619	Move, Inc.*	83,269
4,364	MTS Systems Corp.	171,985
4,443	Multi-Fineline Electronix, Inc.*	90,237
18,288	Nam Tai Electronics, Inc. (Hong Kong)	106,985
13,707	National Instruments Corp.	354,189
3,374	NCI, Inc., Class A*	72,474
30,378	Ness Technologies, Inc.*	232,999
26,192	Net 1 UEPS Technologies, Inc.*	206,655
7,375	NETGEAR, Inc.*	242,711
3,928	Netlogic Microsystems, Inc.*	135,712
5,723	NetScout Systems, Inc.*	87,276
12,896	NeuStar, Inc., Class A*	335,812
12,538	Newport Corp.*	194,841
6,640	NIC, Inc.	84,793
25,034	Novatel Wireless, Inc.*	128,424
5,167	NXP Semiconductor NV (Netherlands)*	102,203
6,664	Oclaro, Inc.*(a)	31,321
11,061	OmniVision Technologies, Inc.*	323,424
13,575	Online Resources Corp.*	48,327
74,848	Openwave Systems, Inc.*	168,408
3,645	Oplink Communications, Inc.*	61,528
22,394	Opnext, Inc.*	42,325
15,079	Orbotech Ltd. (Israel)*	169,337
6,381	OSI Systems, Inc.*	263,471
24,448	Parametric Technology Corp.*	508,274
8,050	Park Electrochemical Corp.	210,588
7,971	PC Connection, Inc.*	62,333
9,530	PC Mall, Inc.*	75,287
8,548	Perficient, Inc.*	85,565
10,503	Pericom Semiconductor Corp.*	85,915
39,761	Photronics, Inc.*	297,412
11,241	Plantronics, Inc.	385,004
21,089	Plexus Corp.*	622,336
64,999	PMC - Sierra, Inc.*	454,343
26,786	Polycom, Inc.*	724,026
3,233	Power Integrations, Inc.	114,739
14,753	Power-One, Inc.*(a)	106,369
48,186	Powerwave Technologies, Inc.*	104,564
15,712	PRGX Global, Inc.*	102,442
14,407	Progress Software Corp.*	347,209
48,598	Pulse Electronics Corp.	203,140
19,258	Qiao Xing Mobile Communication Co. Ltd. (China)*	37,553
27,923	QLogic Corp.*	423,592
97,885	Quantum Corp.*	257,438
14,676	Quest Software, Inc.*	278,550
6,537	QuinStreet, Inc.*	81,647
7,957	Rackspace Hosting, Inc.*	318,280
7,599	Radiant Systems, Inc.*	214,216
14,245	RadiSys Corp.*	113,105
1,572	RADWARE Ltd. (Israel)*	52,112
8,409	Rambus, Inc.*	116,717
41,439	RealNetworks, Inc.*	140,064
10,249	Red Hat, Inc.*	431,278
57,157	RF Micro Devices, Inc.*	385,810
8,055	Richardson Electronics Ltd.	119,456
5,272	Rimage Corp.	78,131
6,027	Riverbed Technology, Inc.*	172,553
7,801	Rofin-Sinar Technologies, Inc.*	244,795
3,249	Rogers Corp.*	157,512
5,571	Rosetta Stone, Inc.*(a)	76,880
11,215	Rovi Corp.*	594,059
7,076	Rudolph Technologies, Inc.*	60,783
20,963	S1 Corp.*	197,052
3,370	Salesforce.com, Inc.*	487,673
16,722	Sapient Corp.*	232,770
17,117	ScanSource, Inc.*	632,473
9,756	SeaChange International, Inc.*	93,267
9,922	Semtech Corp.*	231,183
12,781	Sigma Designs, Inc.*	109,278
6,427	Silicon Graphics International Corp.*	91,713
16,998	Silicon Image, Inc.*	97,399
5,678	Silicon Laboratories, Inc.*	201,058
6,128	SINA Corp. (China)*	662,376
32,081	SMART Modular Technologies (WWH), Inc.*	288,729
8,459	Smith Micro Software, Inc.*	30,114
4,431	Sohu.com, Inc.*	399,233
6,746	Solera Holdings, Inc.	376,966
60,289	Sonus Networks, Inc.*	178,455
3,878	SS&C Technologies Holdings, Inc.*	71,821
8,259	Standard Microsystems Corp.*	195,408
6,177	STEC, Inc.*(a)	62,820
1,744	Stratasys, Inc.*	44,472
23,421	SunPower Corp., Class A*(a)	459,754
17,371	SunPower Corp., Class B*(a)	263,344
10,355	Super Micro Computer, Inc.*	145,902
3,910	Supertex, Inc.*	75,776
7,676	Sycamore Networks, Inc.	151,217
21,974	Symmetricom, Inc.*	124,593
7,317	Synaptics, Inc.*(a)	179,779
2,001	Synchronoss Technologies, Inc.*	58,529
16,452	SYNNEX Corp.*	465,921
3,187	Syntel, Inc.	175,189
33,776	Take-Two Interactive Software, Inc.*	455,638
4,436	Taleo Corp., Class A*	146,832
43,745	Tekelec*	343,398

24,734	TeleCommunication Systems, Inc., Class A*	$125,649
17,993	TeleTech Holdings, Inc.*	356,081
4,583	Telvent GIT SA (Spain)*	182,770
22,649	Tessera Technologies, Inc.*	355,816
87,371	THQ, Inc.*	232,844
20,877	TIBCO Software, Inc.*	543,637
10,507	TiVo, Inc.*	98,766
14,716	TNS, Inc.*	248,700
23,329	TriQuint Semiconductor, Inc.*	175,434
12,268	TTM Technologies, Inc.*	169,912
5,902	Tyler Technologies, Inc.*	150,442
7,381	Ultra Clean Holdings, Inc.*	51,224
4,010	Ultratech, Inc.*	105,664
72,147	United Online, Inc.	430,718
128,804	UTStarcom Holdings Corp. (Cayman Islands)*(a)	176,461
23,036	ValueClick, Inc.*	416,030
11,277	Varian Semiconductor Equipment Associates, Inc.*	684,965
4,851	Veeco Instruments, Inc.*(a)	193,021
5,879	VeriFone Systems, Inc.*	231,456
3,046	Verint Systems, Inc.*	103,625
10,171	ViaSat, Inc.*	456,983
4,473	Virtusa Corp.*	87,939
4,012	VistaPrint NV (Netherlands)*	107,120
4,981	VMware, Inc., Class A*	499,794
3,062	Volterra Semiconductor Corp.*	78,908
4,294	WebMD Health Corp.*	151,364
6,535	Websense, Inc.*	148,214
19,605	Westell Technologies, Inc., Class A*	55,874
12,446	Wright Express Corp.*	612,343
9,175	XO Group, Inc.*	85,786
30,638	Xyratex Ltd. (Bermuda)*	291,980
15,223	Zebra Technologies Corp., Class A*	608,920
23,019	Zoran Corp.*	191,058
4,306	Zygo Corp.*	51,672
		62,942,298
	Materials - 6.2%
24,018	A. Schulman, Inc.	531,999
14,261	A.M. Castle & Co.*	247,571
2,842	AEP Industries, Inc.*	76,961
2,400	Allied Nevada Gold Corp.*	91,440
9,536	AMCOL International Corp.	292,374
10,056	American Vanguard Corp.	137,365
14,663	Arch Chemicals, Inc.	690,921
2,758	Balchem Corp.	120,718
56,769	Boise, Inc.	393,409
12,356	Buckeye Technologies, Inc.	332,253
11,594	Calgon Carbon Corp.*	172,635
40,265	Century Aluminum Co.*	524,250
6,099	Clearwater Paper Corp.*	461,328
22,368	Coeur d’Alene Mines Corp.*	610,423
4,999	Compass Minerals International, Inc.	393,621
1,845	Deltic Timber Corp.	95,663
16,189	Eagle Materials, Inc.	402,297
42,579	Ferro Corp.*	554,379
67,873	General Steel Holdings, Inc. (China)*(a)	99,773
21,607	Georgia Gulf Corp.*	433,004
8,957	Globe Specialty Metals, Inc.	206,728
18,160	Graham Packaging Co., Inc.*	460,356
65,640	Graphic Packaging Holding Co.*	324,918
26,000	H.B. Fuller Co.	594,360
8,339	Handy & Harman Ltd.*	117,997
2,907	Hawkins, Inc.	100,059
3,829	Haynes International, Inc.	239,849
86,620	Headwaters, Inc.*	198,360
35,932	Hecla Mining Co.*	279,192
15,940	Horsehead Holding Corp.*	178,050
6,396	Innophos Holdings, Inc.	308,287
7,753	Innospec, Inc.*	249,026
7,127	Intrepid Potash, Inc.*	236,973
7,865	Kaiser Aluminum Corp.	439,024
12,766	KapStone Paper and Packaging Corp.*	199,022
9,044	Koppers Holdings, Inc.	334,809
12,185	Kraton Performance Polymers, Inc.*	439,879
17,090	Landec Corp.*	105,616
5,420	LSB Industries, Inc.*	215,391
7,490	Materion Corp.*	285,519
19,301	Mercer International, Inc.*	178,341
12,582	Metals USA Holdings Corp.*	193,511
7,332	Minerals Technologies, Inc.	474,967
21,557	Myers Industries, Inc.	256,528
11,153	Neenah Paper, Inc.	225,179
3,869	NewMarket Corp.	634,593
6,905	Noranda Aluminum Holding Corp.*	95,841
9,338	Olympic Steel, Inc.	244,189
20,128	OM Group, Inc.*	730,244
34,403	Omnova Solutions, Inc.*	232,564
37,775	P.H. Glatfelter Co.	570,025
51,301	PolyOne Corp.	795,165
52,145	Qiao Xing Universal Resources, Inc. (China)*(a)	65,181
4,936	Quaker Chemical Corp.	200,105
8,563	Royal Gold, Inc.	548,888
14,523	RTI International Metals, Inc.*	465,753
9,923	Schnitzer Steel Industries, Inc., Class A	503,989
6,245	Schweitzer-Mauduit International, Inc.	350,407
40,578	Spartech Corp.*	233,323
5,278	Stepan Co.	418,545
14,352	Stillwater Mining Co.*	219,586
8,491	STR Holdings, Inc.*(a)	116,836
29,558	Terra Nova Royalty Corp. (Canada)	229,961
11,214	Texas Industries, Inc.(a)	432,973
19,375	Titanium Metals Corp.	344,681
14,864	TPC Group, Inc.*	596,790
3,277	Universal Stainless & Alloy Products, Inc.*	146,449
19,023	Verso Paper Corp.*	47,748
4,659	Walter Energy, Inc.	571,054
46,434	Wausau Paper Corp.	342,683
6,427	Westlake Chemical Corp.	332,597
9,903	Yongye International, Inc.*	46,940
9,879	Zep, Inc.	185,231
9,498	Zoltek Cos., Inc.*	96,025
		23,302,691
	Telecommunication Services - 1.3%
5,067	AboveNet, Inc.	308,530
36,647	Alaska Communications Systems Group, Inc.(a)	264,958
4,037	Atlantic Tele-Network, Inc.	152,477
8,300	Cbeyond, Inc.*	93,209
5,679	Cogent Communications Group, Inc.*	85,583
16,152	Consolidated Communications Holdings, Inc.	291,059

30,374	FiberTower Corp.*(a)	$34,019
21,296	General Communication, Inc., Class A*	241,710
18,688	Global Crossing Ltd.*	643,428
11,039	IDT Corp., Class B	266,371
16,274	Iridium Communications, Inc.*(a)	138,817
7,847	Neutral Tandem, Inc.*	120,295
14,612	NTELOS Holdings Corp.	283,765
86,015	PAETEC Holding Corp.*	380,186
42,019	Premiere Global Services, Inc.*	355,481
11,966	SBA Communications Corp., Class A*	456,742
7,175	Shenandoah Telecommunications Co.	113,795
8,093	SureWest Communications	106,180
28,767	USA Mobility, Inc.	474,943
23,343	Vonage Holdings Corp.*	93,605
		4,905,153
	Utilities - 1.9%
8,876	American States Water Co.	303,470
21,300	California Water Service Group	390,003
8,934	Central Vermont Public Service Corp.	313,494
8,754	CH Energy Group, Inc.	447,067
3,991	Chesapeake Utilities Corp.	154,093
3,481	Connecticut Water Service, Inc.	88,174
5,953	Consolidated Water Co. Ltd. (Cayman Islands)	53,696
23,061	El Paso Electric Co.	771,390
25,231	Empire District Electric Co. (The)	514,965
16,226	Laclede Group, Inc. (The)	604,419
11,433	MGE Energy, Inc.	469,668
6,613	Middlesex Water Co.	120,952
15,062	Northwest Natural Gas Co.	671,916
6,220	Ormat Technologies, Inc.(a)	129,749
28,627	Otter Tail Corp.	594,869
6,439	SJW Corp.	151,445
10,347	South Jersey Industries, Inc.	522,523
21,624	UIL Holdings Corp.	690,454
7,667	Unitil Corp.	195,892
4,222	York Water Co.	71,943
		7,260,182
	Total Common Stocks and Other Equity Interests (Cost $355,633,317)	376,352,084

	Right - 0.0%
	Energy - 0.0%
182,327	Oilsands Quest, Inc., expiring 08/15/11* (Cost $0)	7,840

	Money Market Fund - 0.1%
512,202	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $512,202)	512,202

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $356,145,519) -100.1%	376,872,126

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.0%
18,909,092	Liquid Assets Portfolio - Institutional Class (Cost $18,909,092)(b)	18,909,092

	Total Investments (Cost $375,054,611)(c) -105.1%	395,781,218
	Liabilities in excess of other assets-(5.1)%	(19,313,159)
	Net Assets-100.0%	$376,468,059

Investment Abbreviations:

REIT                               - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated company. The security and the Fund are advised by wholly owned subsidiaries of  Invesco Ltd. and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from the security for the three months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	04/30/11	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/11	Income
Invesco Mortgage Capital, Inc. REIT	$92,847	$—	$—	$(12,902)	$—	$79,945	$3,961

(a) All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $381,792,845. The net unrealized appreciation was $13,988,373 which consisted of aggregate gross unrealized appreciation of $49,709,534 and aggregate gross unrealized depreciation of $35,721,161.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.7%
9,172	AutoZone, Inc.*	$2,618,147
50,907	Bed Bath & Beyond, Inc.*	2,977,550
42,583	Coach, Inc.	2,749,158
255,127	Comcast Corp., Class A	6,128,151
54,506	DIRECTV, Class A*	2,762,364
70,732	Limited Brands, Inc.	2,677,914
5,427	Priceline.com, Inc.*	2,917,827
18,589	Wynn Resorts Ltd.	2,856,758
		25,687,869
	Consumer Staples - 7.6%
95,476	Coca-Cola Co. (The)	6,493,323
33,381	Costco Wholesale Corp.	2,612,063
27,101	Estee Lauder Cos., Inc. (The), Class A	2,843,166
62,263	Walgreen Co.	2,430,747
		14,379,299
	Energy - 14.3%
34,598	Anadarko Petroleum Corp.	2,856,411
126,623	Halliburton Co.	6,930,077
37,351	National Oilwell Varco, Inc.	3,009,370
29,456	Noble Energy, Inc.	2,936,174
59,586	Occidental Petroleum Corp.	5,850,154
101,095	Valero Energy Corp.	2,539,506
87,789	Williams Cos., Inc. (The)	2,782,911
		26,904,603
	Financials - 5.4%
13,562	BlackRock, Inc.	2,420,275
21,470	Franklin Resources, Inc.	2,725,831
88,475	Marsh & McLennan Cos., Inc.	2,609,128
97,231	SunTrust Banks, Inc.	2,381,187
		10,136,421
	Health Care - 5.8%
54,868	Agilent Technologies, Inc.*	2,313,235
29,198	Biogen Idec, Inc.*	2,974,400
60,010	Cardinal Health, Inc.	2,626,037
46,394	Medco Health Solutions, Inc.*	2,917,255
		10,830,927
	Industrials - 22.8%
60,709	Caterpillar, Inc.	5,997,442
104,764	CSX Corp.	2,574,052
49,990	Danaher Corp.	2,455,009
107,283	Honeywell International, Inc.	5,696,727
37,501	Norfolk Southern Corp.	2,838,826
55,035	PACCAR, Inc.	2,356,048
37,093	Stanley Black & Decker, Inc.	2,439,607
61,336	Union Pacific Corp.	6,285,713
87,036	United Parcel Service, Inc., Class B	6,024,632
73,557	United Technologies Corp.	6,093,462
		42,761,518
	Information Technology - 30.4%
47,820	Accenture PLC, Class A (Ireland)	2,828,075
57,843	Altera Corp.	2,364,622
67,115	Analog Devices, Inc.	2,308,756
18,820	Apple, Inc.*	7,348,834
50,277	Automatic Data Processing, Inc.	2,588,763
36,398	Cognizant Technology Solutions Corp., Class A*	2,543,128
223,359	EMC Corp.*	5,825,203
12,191	Google, Inc., Class A*	7,359,585
50,993	Intuit, Inc.*	2,381,373
9,541	MasterCard, Inc., Class A	2,893,308
188,430	Oracle Corp.	5,762,189
110,725	QUALCOMM, Inc.	6,065,515
79,575	Visa, Inc., Class A	6,806,845
		57,076,196
	Total Common Stocks (Cost $162,411,854)	187,776,833

	Money Market Fund - 0.1%
202,286	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $202,286)	202,286

	Total Investments (Cost $162,614,140)(a)-100.1%	187,979,119
	Liabilities in excess of other assets-(0.1)%	(237,304)
	Net Assets-100.0%	$187,741,815

Notes to Schedule of Investments:

* Non-income producing security.

(a)  At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $162,632,112. The net unrealized appreciation was $25,347,007 which consisted of aggregate gross unrealized appreciation of $28,362,974 and aggregate gross unrealized depreciation of $3,015,967.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 5.7%
203,911	DISH Network Corp., Class A*	$6,041,883
420,814	Ford Motor Co.*	5,138,139
114,583	Kohl’s Corp.	6,268,836
212,517	Macy’s, Inc.	6,135,366
		23,584,224
	Consumer Staples - 6.1%
248,537	Kroger Co. (The)	6,181,115
155,580	Reynolds American, Inc.	5,476,416
262,078	Wal-Mart Stores, Inc.	13,814,132
		25,471,663
	Energy - 13.1%
138,898	Chevron Corp.	14,448,170
197,352	ConocoPhillips	14,207,370
173,492	Exxon Mobil Corp.	13,842,927
189,631	Marathon Oil Corp.	5,872,872
225,463	Spectra Energy Corp.	6,092,010
		54,463,349
	Financials - 20.7%
89,588	ACE Ltd.	6,000,604
127,998	Aflac, Inc.	5,895,588
212,739	American International Group, Inc.*	6,105,609
101,771	Ameriprise Financial, Inc.	5,505,811
113,692	Capital One Financial Corp.	5,434,478
94,622	Chubb Corp. (The)	5,911,982
258,472	Discover Financial Services	6,619,468
335,026	JPMorgan Chase & Co.	13,551,802
284,703	Progressive Corp. (The)	5,602,955
97,260	Prudential Financial, Inc.	5,707,217
99,867	Travelers Cos., Inc. (The)	5,505,668
509,443	Wells Fargo & Co.	14,233,837
		86,075,019
	Health Care - 21.8%
278,094	Abbott Laboratories	14,271,784
140,947	Aetna, Inc.	5,847,891
215,801	Bristol-Myers Squibb Co.	6,184,857
124,193	CIGNA Corp.	6,181,086
162,322	Eli Lilly & Co.	6,216,932
77,379	Humana, Inc.	5,770,926
214,703	Johnson & Johnson	13,910,607
395,905	Merck & Co., Inc.	13,512,238
684,936	Pfizer, Inc.	13,178,169
79,195	WellPoint, Inc.	5,349,622
		90,424,112
	Industrials - 5.6%
86,218	General Dynamics Corp.	5,874,895
79,522	Lockheed Martin Corp.	6,022,201
94,682	Northrop Grumman Corp.	5,729,208
126,339	Tyco International Ltd. (Switzerland)	5,595,554
		23,221,858
	Information Technology - 14.7%
309,203	Corning, Inc.	4,919,420
389,100	Dell, Inc.*	6,318,984
387,871	Hewlett-Packard Co.	13,637,544
645,461	Intel Corp.	14,413,144
85,586	International Business Machines Corp.	15,563,814
319,661	Symantec Corp.*	6,092,739
		60,945,645
	Materials - 5.8%
172,581	Dow Chemical Co. (The)	6,017,900
118,769	Freeport-McMoRan Copper & Gold, Inc.	6,290,006
198,766	International Paper Co.	5,903,350
69,977	PPG Industries, Inc.	5,892,063
		24,103,319
	Telecommunication Services - 6.5%
458,155	AT&T, Inc.	13,405,615
390,938	Verizon Communications, Inc.	13,796,202
		27,201,817
	Total Investments (Cost $396,007,163)(a)-100.0%	415,491,006
	Liabilities in excess of other assets-(0.0)%	(26,489)
	Net Assets-100.0%	$415,464,517

Notes to Schedule of Investments:

* Non-income producing security.

(a)  At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $397,649,030. The net unrealized appreciation was $17,841,976 which consisted of aggregate gross unrealized appreciation of $29,943,749 and aggregate gross unrealized depreciation of $12,101,773.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Core Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 7.7%
6,624	Best Buy Co., Inc.	$182,822
19,235	Comcast Corp., Class A	462,025
5,632	Johnson Controls, Inc.	208,102
14,153	News Corp., Class A	226,731
2,347	Omnicom Group, Inc.	110,121
8,053	Staples, Inc.	129,331
3,146	Time Warner Cable, Inc.	230,633
3,635	Viacom, Inc., Class B	176,007
11,641	Walt Disney Co. (The)	449,576
		2,175,348
	Consumer Staples - 13.0%
9,484	Archer-Daniels-Midland Co.	288,124
3,171	Bunge Ltd.	218,196
4,779	Costco Wholesale Corp.	373,957
5,266	General Mills, Inc.	196,685
2,765	H.J. Heinz Co.	145,550
2,302	Kellogg Co.	128,406
4,377	Kimberly-Clark Corp.	286,081
1,561	Lorillard, Inc.	165,809
24,213	Procter & Gamble Co. (The)	1,488,857
9,489	Walgreen Co.	370,451
		3,662,116
	Energy - 5.0%
3,252	Anadarko Petroleum Corp.	268,485
6,162	Chesapeake Energy Corp.	211,665
2,721	Devon Energy Corp.	214,143
3,267	Hess Corp.	223,986
6,522	Spectra Energy Corp.	176,224
6,774	Weatherford International Ltd. (Switzerland)*	148,486
5,099	Williams Cos., Inc. (The)	161,638
		1,404,627
	Financials - 13.3%
4,121	ACE Ltd.	276,025
10,302	American Express Co.	515,512
1,924	Ameriprise Financial, Inc.	104,088
4,800	Discover Financial Services	122,928
4,863	Marsh & McLennan Cos., Inc.	143,410
9,645	MetLife, Inc.	397,470
5,615	PNC Financial Services Group, Inc.	304,838
6,525	Progressive Corp. (The)	128,412
4,531	State Street Corp.	187,901
46,246	Wells Fargo & Co.	1,292,113
14,346	Weyerhaeuser Co. REIT	286,777
		3,759,474
	Health Care - 22.9%
6,404	AmerisourceBergen Corp.	245,337
7,162	Amgen, Inc.*	391,761
3,757	Baxter International, Inc.	218,545
20,616	Bristol-Myers Squibb Co.	590,855
2,862	CIGNA Corp.	142,442
2,964	Covidien PLC (Ireland)	150,542
13,117	Eli Lilly & Co.	502,381
2,875	Humana, Inc.	214,418
25,427	Johnson & Johnson	1,647,415
5,001	McKesson Corp.	405,681
5,430	Medco Health Solutions, Inc.*	341,438
29,824	Merck & Co., Inc.	1,017,893
12,010	UnitedHealth Group, Inc.	596,056
		6,464,764
	Industrials - 13.6%
4,996	3M Co.	435,352
6,460	Boeing Co. (The)	455,236
6,670	CSX Corp.	163,882
2,350	Deere & Co.	184,499
5,392	Emerson Electric Co.	264,693
3,750	General Dynamics Corp.	255,525
5,843	Honeywell International, Inc.	310,263
3,917	Illinois Tool Works, Inc.	195,067
2,607	Ingersoll-Rand PLC (Ireland)	97,554
2,962	Norfolk Southern Corp.	224,223
3,045	Union Pacific Corp.	312,052
5,342	United Parcel Service, Inc., Class B	369,773
7,116	United Technologies Corp.	589,489
		3,857,608
	Information Technology - 11.4%
23,187	Dell, Inc.*	376,557
49,719	Intel Corp.	1,110,225
7,018	International Business Machines Corp.	1,276,223
10,557	Micron Technology, Inc.*	77,805
3,992	TE Connectivity Ltd. (Switzerland)	137,445
15,590	Xerox Corp.	145,455
7,965	Yahoo!, Inc.*	104,341
		3,228,051
	Materials - 2.9%
1,601	Air Products & Chemicals, Inc.	142,057
7,318	E.I. du Pont de Nemours & Co.	376,291
4,450	Nucor Corp.	173,060
1,438	PPG Industries, Inc.	121,080
		812,488
	Telecommunication Services - 9.5%
92,153	AT&T, Inc.	2,696,397

	Utilities - 0.7%
7,050	PPL Corp.	196,695

	Total Common Stocks and Other Equity Interests (Cost $27,531,416)	28,257,568

	Money Market Fund - 0.1%
23,885	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $23,885)	23,885

	Total Investments (Cost $27,555,301)(a)-100.1%	28,281,453
	Liabilities in excess of other assets-(0.1)%	(25,763)
	Net Assets-100.0%	$28,255,690

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a)  At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $27,565,979. The net unrealized appreciation was $715,474 which consisted of aggregate gross unrealized appreciation of $1,296,359 and aggregate gross unrealized depreciation of $580,885.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Growth Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Consumer Discretionary - 9.1%
81	Amazon.com, Inc.*	$18,024
464	DIRECTV, Class A*	23,516
754	General Motors Co.*	20,871
800	McDonald’s Corp.	69,183
253	NIKE, Inc., Class B	22,808
314	TJX Cos., Inc. (The)	17,364
274	Yum! Brands, Inc.	14,473
		186,239
	Consumer Staples - 17.8%
1,507	Coca-Cola Co. (The)	102,492
323	Colgate-Palmolive Co.	27,255
1,989	CVS Caremark Corp.	72,300
1,329	PepsiCo, Inc.	85,109
1,067	Philip Morris International, Inc.	75,938
		363,094
	Energy - 12.7%
237	Apache Corp.	29,322
272	Baker Hughes, Inc.	21,047
122	EOG Resources, Inc.	12,444
491	Halliburton Co.	26,872
218	Murphy Oil Corp.	14,000
254	National Oilwell Varco, Inc.	20,465
562	Occidental Petroleum Corp.	55,177
598	Schlumberger Ltd.	54,042
416	Transocean Ltd.	25,609
		258,978
	Financials - 13.1%
356	Aflac, Inc.	16,397
1,057	Annaly Capital Management, Inc., REIT	17,736
1,306	Bank of New York Mellon Corp. (The)	32,794
936	Berkshire Hathaway, Inc., Class B*	69,423
67	BlackRock, Inc.	11,957
773	Charles Schwab Corp. (The)	11,541
60	CME Group, Inc.	17,351
533	Goldman Sachs Group, Inc. (The)	71,939
155	Simon Property Group, Inc., REIT	18,680
		267,818
	Health Care - 8.7%
1,500	Abbott Laboratories	76,980
171	Becton, Dickinson and Co.	14,297
343	Express Scripts, Inc.*	18,611
341	Gilead Sciences, Inc.*	14,445
849	Medtronic, Inc.	30,607
370	Thermo Fisher Scientific, Inc.*	22,233
		177,173
	Industrials - 4.2%
428	Caterpillar, Inc.	42,282
287	Danaher Corp.	14,095
1,929	Delta Air Lines, Inc.*	15,220
297	Eaton Corp.	14,241
		85,838
	Information Technology - 29.0%
348	Accenture PLC, Class A (Ireland)	20,581
230	Apple, Inc.*	89,810
997	Applied Materials, Inc.	12,283
360	Automatic Data Processing, Inc.	18,536
4,570	Cisco Systems, Inc.	72,983
1,020	Corning, Inc.	16,228
628	eBay, Inc.*	20,567
925	EMC Corp.*	24,124
88	Google, Inc., Class A*	53,125
5,485	Microsoft Corp.	150,289
1,116	Oracle Corp.	34,127
681	QUALCOMM, Inc.	37,305
767	Texas Instruments, Inc.	22,818
243	Visa, Inc., Class A	20,786
		593,562
	Materials - 4.6%
646	Freeport-McMoRan Copper & Gold, Inc.	34,212
297	Monsanto Co.	21,824
344	Newmont Mining Corp.	19,130
188	Praxair, Inc.	19,484
		94,650
	Telecommunication Services - 0.7%
385	CenturyLink, Inc.	14,287

	Total Common Stocks and Other Equity Interests (Cost $1,999,629)	2,041,639

	Money Market Fund - 0.4%
8,879	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $8,879)	8,879

	Total Investments (Cost $2,008,508)(a) -100.3%	2,050,518
	Liabilities in excess of other assets-(0.3)%	(5,936)
	Net Assets-100.0%	$2,044,582

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,008,508. The net unrealized appreciation was $42,010 which consisted of aggregate gross unrealized appreciation of $86,236 and aggregate gross unrealized depreciation of $44,226.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Large Value Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 7.4%
1,141	CBS Corp., Class B	$31,229
6,523	Ford Motor Co.*	79,646
2,821	Home Depot, Inc. (The)	98,538
470	Kohl’s Corp.	25,714
2,373	Lowe’s Cos., Inc.	51,209
1,204	Macy’s, Inc.	34,759
1,463	Target Corp.	75,330
2,613	Time Warner, Inc.	91,873
224	Whirlpool Corp.	15,508
		503,806
	Consumer Staples - 10.0%
5,319	Altria Group, Inc.	139,890
1,274	Coca-Cola Enterprises, Inc.	35,812
904	ConAgra Foods, Inc.	23,151
3,233	Kraft Foods, Inc., Class A	111,151
2,023	Kroger Co. (The)	50,312
602	Reynolds American, Inc.	21,190
1,455	Safeway, Inc.	29,347
1,000	Sara Lee Corp.	19,110
1,343	Sysco Corp.	41,082
4,087	Wal-Mart Stores, Inc.	215,427
		686,472
	Energy - 20.8%
3,635	Chevron Corp.	378,113
3,482	ConocoPhillips	250,669
7,579	Exxon Mobil Corp.	604,728
742	Kinder Morgan, Inc.	20,947
1,512	Marathon Oil Corp.	46,827
756	Marathon Petroleum Corp.*	33,105
602	Sunoco, Inc.	24,471
2,555	Valero Energy Corp.	64,182
		1,423,042
	Financials - 24.7%
1,709	Allstate Corp. (The)	47,373
36,589	Bank of America Corp.	355,278
1,624	BB&T Corp.	41,704
1,001	Capital One Financial Corp.	47,848
616	Chubb Corp. (The)	38,488
7,732	Citigroup, Inc.	296,445
2,135	Fifth Third Bancorp	27,008
1,700	Genworth Financial, Inc., Class A*	14,144
1,826	Hartford Financial Services Group, Inc. (The)	42,765
7,795	JPMorgan Chase & Co.	315,308
2,533	KeyCorp	20,365
777	Lincoln National Corp.	20,591
650	Loews Corp.	25,916
3,164	Morgan Stanley	70,399
616	Principal Financial Group, Inc.	17,020
915	Prudential Financial, Inc.	53,692
4,606	Regions Financial Corp.	28,051
1,498	SunTrust Banks, Inc.	36,686
1,267	Travelers Cos., Inc. (The)	69,849
3,521	U.S. Bancorp	91,757
679	Unum Group	16,561
741	XL Group PLC (Ireland)	15,205
		1,692,453
	Health Care - 7.1%
825	Aetna, Inc.	34,229
3,422	Boston Scientific Corp.*	24,502
1,372	Cardinal Health, Inc.	60,039
14,957	Pfizer, Inc.	287,772
1,200	WellPoint, Inc.	81,060
		487,602
	Industrials - 10.1%
433	FedEx Corp.	37,619
22,439	General Electric Co.	401,882
251	L-3 Communications Holdings, Inc.	19,859
686	Lockheed Martin Corp.	51,951
755	Northrop Grumman Corp.	45,685
421	PACCAR, Inc.	18,023
721	Raytheon Co.	32,250
875	Tyco International Ltd. (Switzerland)	38,754
1,163	United Continental Holdings, Inc.*	21,074
791	Waste Management, Inc.	24,909
		692,006
	Information Technology - 2.5%
532	Computer Sciences Corp.	18,769
3,297	Hewlett-Packard Co.	115,922
685	Motorola Solutions, Inc.	30,750
		165,441
	Materials - 2.0%
2,317	Alcoa, Inc.	34,129
2,107	Dow Chemical Co. (The)	73,472
1,079	International Paper Co.	32,046
		139,647
	Telecommunication Services - 4.4%
11,768	Sprint Nextel Corp.*	49,779
7,173	Verizon Communications, Inc.	253,135
		302,914
	Utilities - 11.0%
1,875	AES Corp. (The)*	23,081
909	Ameren Corp.	26,197
1,246	American Electric Power Co., Inc.	45,928
706	Consolidated Edison, Inc.	37,136
756	Constellation Energy Group, Inc.	29,356
1,120	Dominion Resources, Inc.	54,263
470	DTE Energy Co.	23,425
3,458	Duke Energy Corp.	64,319
874	Edison International	33,273
498	Entergy Corp.	33,266
1,596	Exelon Corp.	70,335
1,044	FirstEnergy Corp.	46,615
847	NextEra Energy, Inc.	46,797
889	PG&E Corp.	36,831
748	Progress Energy, Inc.	34,962
1,197	Public Service Enterprise Group, Inc.	39,202
482	Sempra Energy	24,433
1,560	Southern Co.	61,682

1,051	Xcel Energy, Inc.	$25,224
		756,325
	Total Common Stocks (Cost $7,114,462)	6,849,708

	Money Market Fund - 0.0%
2,324	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,324)	2,324

	Total Investments (Cost $7,116,786)(a) -100.0%	6,852,032
	Other assets less liabilities-0.0%	1,570
	Net Assets-100.0%	$6,853,602

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $7,116,786. The net unrealized depreciation was $264,754 which consisted of aggregate gross unrealized appreciation of $28,509 and aggregate gross unrealized depreciation of $293,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Core Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 14.2%
1,520	Advance Auto Parts, Inc.	$83,555
1,174	AMC Networks, Inc., Class A*	43,661
412	AutoZone, Inc.*	117,606
4,432	Bed Bath & Beyond, Inc.*	259,228
2,123	Big Lots, Inc.*	73,944
1,450	BorgWarner, Inc.*	115,449
4,698	Cablevision Systems Corp., Class A	114,443
3,335	Darden Restaurants, Inc.	169,418
6,153	DISH Network Corp., Class A*	182,313
2,805	Dollar General Corp.*	88,245
2,187	Dollar Tree, Inc.*	144,845
2,505	Family Dollar Stores, Inc.	133,041
7,530	GameStop Corp., Class A*	177,557
3,047	Garmin Ltd. (Switzerland)	99,424
2,514	Hasbro, Inc.	99,454
12,683	Interpublic Group of Cos., Inc. (The)	124,420
2,672	Jarden Corp.*	82,805
4,732	Marriott International, Inc., Class A	153,790
3,871	Nordstrom, Inc.	194,169
2,258	Penn National Gaming, Inc.*	94,678
2,252	PetSmart, Inc.	96,881
2,120	Tenneco, Inc.*	84,673
1,634	Tiffany & Co.	130,050
4,293	TRW Automotive Holdings Corp.*	216,668
		3,080,317
	Consumer Staples - 6.3%
11,405	Avon Products, Inc.	299,153
2,767	Clorox Co. (The)	198,090
1,862	Corn Products International, Inc.	94,757
1,771	Energizer Holdings, Inc.*	142,813
1,117	Estee Lauder Cos., Inc. (The), Class A	117,185
3,050	Hershey Co. (The)	172,142
2,951	Hormel Foods Corp.	85,490
2,239	McCormick & Co., Inc.	108,927
2,285	Whole Foods Market, Inc.	152,410
		1,370,967
	Energy - 8.8%
2,874	Arch Coal, Inc.	73,575
2,851	Diamond Offshore Drilling, Inc.	193,383
11,237	El Paso Corp.	230,920
1,464	Energen Corp.	86,098
2,419	EQT Corp.	153,558
1,935	Forest Oil Corp.*	50,310
1,174	HollyFrontier Corp.	88,508
2,052	Newfield Exploration Co.*	138,346
2,460	Noble Energy, Inc.	245,213
1,116	Oil States International, Inc.*	90,061
1,268	Pioneer Natural Resources Co.	117,911
2,987	QEP Resources, Inc.	130,920
3,238	Southern Union Co.	139,234
1,886	Superior Energy Services, Inc.*	78,250
1,402	Tidewater, Inc.	76,185
		1,892,472
	Financials - 19.6%
1,504	Allied World Assurance Co. Holdings AG (Switzerland)	81,893
3,580	Alterra Capital Holdings Ltd. (Bermuda)	78,008
4,827	Aon Corp.	232,275
3,007	Arthur J. Gallagher & Co.	84,557
1,352	AvalonBay Communities, Inc. REIT	181,425
2,883	Boston Properties, Inc. REIT	309,519
4,992	CIT Group, Inc.*	198,382
1,484	Cullen/Frost Bankers, Inc.	79,958
5,289	Equity Residential REIT	326,966
1,079	Federal Realty Investment Trust REIT	94,240
3,257	Federated Investors, Inc., Class B	69,602
20,618	Hudson City Bancorp, Inc.	170,099
694	Jones Lang LaSalle, Inc.	59,073
9,606	Kimco Realty Corp. REIT	182,802
2,415	Macerich Co. (The) REIT	128,309
232	Markel Corp.*	92,897
9,427	MF Global Holdings Ltd.*	69,477
3,018	Moody’s Corp.	107,471
5,205	NASDAQ OMX Group, Inc. (The)*	125,284
13,617	New York Community Bancorp, Inc.	184,238
5,892	Northern Trust Corp.	264,580
3,594	ProLogis, Inc. REIT	128,054
1,984	Public Storage REIT	237,346
2,111	Raymond James Financial, Inc.	67,045
1,699	Rayonier, Inc. REIT	109,501
6,471	TD Ameritrade Holding Corp.	118,808
2,741	Transatlantic Holdings, Inc.	140,367
3,524	Vornado Realty Trust REIT	329,670
		4,251,846
	Health Care - 10.9%
1,404	AMERIGROUP Corp.*	77,220
3,584	Biogen Idec, Inc.*	365,102
1,045	C.R. Bard, Inc.	103,121
1,564	Cephalon, Inc.*	125,026
5,800	Community Health Systems, Inc.*	149,872
2,101	DaVita, Inc.*	175,518
2,092	DENTSPLY International, Inc.	79,266
6,149	Forest Laboratories, Inc.*	227,882
7,654	Health Management Associates, Inc., Class A*	72,713
2,157	Henry Schein, Inc.*	143,354
1,373	Kinetic Concepts, Inc.*	91,909
1,843	Laboratory Corp. of America Holdings*	167,271
2,943	Owens & Minor, Inc.	89,761
24,754	Tenet Healthcare Corp.*	137,632
2,046	WellCare Health Plans, Inc.*	89,717
4,322	Zimmer Holdings, Inc.*	259,406
		2,354,770
	Industrials - 15.0%
2,965	AGCO Corp.*	140,600
1,435	Alaska Air Group, Inc.*	87,707
1,379	Alliant Techsystems, Inc.	89,952
3,100	Cooper Industries PLC (Ireland)	162,161
2,870	Corrections Corp. of America*	61,590
3,745	Dover Corp.	226,460
1,901	Equifax, Inc.	65,318

3,984	Fluor Corp.	$253,104
2,494	General Cable Corp.*	99,186
2,451	Goodrich Corp.	233,188
1,141	Hubbell, Inc., Class B	67,855
3,420	Iron Mountain, Inc.	108,175
4,586	ITT Corp.	244,617
3,884	Jacobs Engineering Group, Inc.*	152,020
1,860	Kansas City Southern*	110,391
3,384	Oshkosh Corp.*	83,991
1,453	Pall Corp.	72,040
2,941	Parker Hannifin Corp.	232,398
1,829	Rockwell Automation, Inc.	131,249
2,448	Rockwell Collins, Inc.	134,860
3,378	Shaw Group, Inc. (The)*	87,423
1,453	Snap-On, Inc.	82,618
3,752	URS Corp.*	153,194
1,108	W.W. Grainger, Inc.	164,394
		3,244,491
	Information Technology - 14.1%
8,996	Activision Blizzard, Inc.	106,513
4,419	Amdocs Ltd. (Guernsey)*	139,331
4,815	Analog Devices, Inc.	165,636
6,333	CA, Inc.	141,226
4,756	Electronic Arts, Inc.*	105,821
7,572	Fidelity National Information Services, Inc.	227,311
2,932	Fiserv, Inc.*	176,975
2,888	Harris Corp.	115,144
7,606	Jabil Circuit, Inc.	139,266
2,356	KLA-Tencor Corp.	93,816
3,225	Linear Technology Corp.	94,492
10,455	LSI Corp.*	76,949
6,158	Maxim Integrated Products, Inc.	141,388
7,868	MEMC Electronic Materials, Inc.*	58,381
3,413	Microchip Technology, Inc.	115,189
7,644	Motorola Mobility Holdings, Inc.*	171,073
5,120	National Semiconductor Corp.	126,566
6,342	Paychex, Inc.	179,035
14,147	Symantec Corp.*	269,642
2,634	Unisys Corp.*	54,708
6,691	Western Digital Corp.*	230,572
3,781	Xilinx, Inc.	121,370
		3,050,404
	Materials - 6.7%
1,151	Albemarle Corp.	76,634
1,822	Allegheny Technologies, Inc.	106,022
1,611	Cabot Corp.	62,990
2,737	Celanese Corp., Series A	150,891
3,992	Crown Holdings, Inc.*	153,333
3,432	Ecolab, Inc.	171,600
981	FMC Corp.	85,906
1,395	International Flavors & Fragrances, Inc.	85,332
1,088	Lubrizol Corp. (The)	146,445
1,323	Scotts Miracle-Gro Co. (The), Class A	66,758
1,611	Sigma-Aldrich Corp.	108,098
3,828	Southern Copper Corp.	130,764
6,930	Steel Dynamics, Inc.	108,247
		1,453,020
	Telecommunication Services - 3.2%
36,660	Frontier Communications Corp.	274,583
65,487	Level 3 Communications, Inc.*	142,762
22,047	Windstream Corp.	269,194
		686,539
	Utilities - 1.2%
5,088	American Water Works Co., Inc.	142,464
3,904	DPL, Inc.	118,096
		260,560
	Total Common Stocks and Other Equity Interests (Cost $21,471,124)	21,645,386

	Money Market Fund - 0.4%
90,192	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,192)	90,192

	Total Investments (Cost $21,561,316)(a)-100.4%	21,735,578
	Liabilities in excess of other assets-(0.4)%	(83,562)
	Net Assets-100.0%	$21,652,016

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $21,564,196. The net unrealized appreciation was $171,382 which consisted of aggregate gross unrealized appreciation of $807,939 and aggregate gross unrealized depreciation of $636,557.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Growth Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 10.0%
22,242	Apollo Group, Inc., Class A*	$1,130,561
35,155	CarMax, Inc.*	1,123,905
17,378	Coach, Inc.	1,121,924
14,536	Discovery Communications, Inc., Class A*	578,533
18,937	Las Vegas Sands Corp.*	893,448
33,317	Lear Corp.	1,632,533
19,104	O’Reilly Automotive, Inc.*	1,136,688
5,821	Polo Ralph Lauren Corp.	786,242
1,309	priceline.com, Inc.*	703,784
12,686	Ross Stores, Inc.	961,218
4,459	Wynn Resorts Ltd.	685,259
		10,754,095
	Consumer Staples - 4.3%
15,811	Church & Dwight Co., Inc.	637,816
20,461	J.M. Smucker Co. (The)	1,594,321
17,093	Mead Johnson Nutrition Co.	1,219,927
13,085	Ralcorp Holdings, Inc.*	1,131,853
		4,583,917
	Energy - 14.9%
14,622	Alpha Natural Resources, Inc.*	624,506
28,234	Cameron International Corp.*	1,579,410
6,361	Cimarex Energy Co.	560,531
22,609	CONSOL Energy, Inc.	1,211,842
25,491	Denbury Resources, Inc.*	492,486
17,763	FMC Technologies, Inc.*	809,993
11,308	Helmerich & Payne, Inc.	780,817
39,730	McDermott International, Inc. (Panama)*	801,354
39,973	Noble Corp. (Switzerland)	1,473,805
13,017	Oceaneering International, Inc.	562,334
23,133	Peabody Energy Corp.	1,329,454
34,304	Petrohawk Energy Corp.*	1,310,070
28,392	Plains Exploration & Production Co.*	1,107,572
9,537	Range Resources Corp.	621,431
25,463	Southwestern Energy Co.*	1,134,631
9,995	Whiting Petroleum Corp.*	585,707
29,096	World Fuel Services Corp.	1,094,882
		16,080,825
	Financials - 18.0%
5,252	Affiliated Managers Group, Inc.*	547,941
8,331	Alexandria Real Estate Equities, Inc. REIT	683,142
32,678	CB Richard Ellis Group, Inc., Class A*	712,380
188,110	Chimera Investment Corp. REIT	579,379
10,887	Digital Realty Trust, Inc. REIT	666,393
47,454	First Niagara Financial Group, Inc.	581,312
16,165	Franklin Resources, Inc.	2,052,308
53,577	HCP, Inc. REIT	1,967,883
20,486	Health Care REIT, Inc. REIT	1,081,251
5,513	IntercontinentalExchange, Inc.*	679,753
14,672	Leucadia National Corp.	494,006
83,220	MFA Financial, Inc. REIT	623,318
16,622	MSCI, Inc., Class A*	589,915
61,750	NYSE Euronext	2,066,155
99,759	People’s United Financial, Inc.	1,264,944
12,035	SL Green Realty Corp. REIT	987,111
23,206	T. Rowe Price Group, Inc.	1,318,101
31,761	UDR, Inc. REIT	835,632
19,930	Validus Holdings Ltd.	529,939
22,094	Ventas, Inc. REIT	1,195,948
		19,456,811
	Health Care - 14.4%
29,632	Agilent Technologies, Inc.*	1,249,285
16,628	Alere, Inc.*	490,360
19,660	Allergan, Inc.	1,598,555
10,393	Cerner Corp.*	691,031
14,371	Endo Pharmaceuticals Holdings, Inc.*	535,320
33,151	Hologic, Inc.*	615,614
21,626	Hospira, Inc.*	1,105,521
1,719	Intuitive Surgical, Inc.*	688,545
24,066	Life Technologies Corp.*	1,083,692
48,564	Mylan, Inc.*	1,106,288
31,795	St. Jude Medical, Inc.	1,478,467
30,540	Stryker Corp.	1,659,544
9,265	Varian Medical Systems, Inc.*	581,471
69,196	Warner Chilcott PLC, Class A (Ireland)	1,454,500
17,970	Watson Pharmaceuticals, Inc.*	1,206,326
		15,544,519
	Industrials - 15.9%
32,325	Aecom Technology Corp.*	799,720
13,788	AMETEK, Inc.	585,990
16,098	BE Aerospace, Inc.*	640,700
17,703	C.H. Robinson Worldwide, Inc.	1,280,104
20,376	Cummins, Inc.	2,137,035
18,662	Expeditors International of Washington, Inc.	890,551
21,756	Fastenal Co.	732,089
6,733	Flowserve Corp.	669,126
22,928	Foster Wheeler AG (Switzerland)*	621,349
8,304	Joy Global, Inc.	779,912
11,237	Precision Castparts Corp.	1,813,427
42,535	Quanta Services, Inc.*	787,748
68,517	Republic Services, Inc.	1,989,049
8,731	Roper Industries, Inc.	712,712
24,311	Spirit Aerosystems Holdings, Inc., Class A*	498,132
23,373	Stanley Black & Decker, Inc.	1,537,242
7,658	TransDigm Group, Inc.*	689,756
		17,164,642
	Information Technology - 15.0%
51,545	Adobe Systems, Inc.*	1,428,827
102,139	Advanced Micro Devices, Inc.*	749,700
15,617	Altera Corp.	638,423
14,181	Amphenol Corp., Class A	693,309
14,656	Autodesk, Inc.*	504,166
12,887	BMC Software, Inc.*	556,976
29,682	Broadcom Corp., Class A	1,100,312
98,515	Brocade Communications Systems, Inc.*	539,862
9,580	Citrix Systems, Inc.*	690,143
3,418	First Solar, Inc.*	404,110
20,164	Intuit, Inc.*	941,659
38,932	Juniper Networks, Inc.*	910,620
12,328	Lam Research Corp.*	503,969
59,332	Marvell Technology Group Ltd. (Bermuda)*	879,300

18,537	NetApp, Inc.*	$880,878
53,791	NVIDIA Corp.*	743,930
60,162	ON Semiconductor Corp.*	522,808
31,248	SanDisk Corp.*	1,328,977
20,646	Synopsys, Inc.*	494,885
10,957	Teradata Corp.*	602,197
56,787	Western Union Co. (The)	1,102,236
		16,217,287
	Materials - 3.5%
10,939	Airgas, Inc.	751,509
7,353	CF Industries Holdings, Inc.	1,142,068
11,015	Cliffs Natural Resources, Inc.	989,368
12,707	Mosaic Co. (The)	898,639
		3,781,584
	Telecommunication Services - 4.0%
21,674	American Tower Corp., Class A*	1,138,535
20,609	Crown Castle International Corp.*	894,431
49,065	MetroPCS Communications, Inc.*	798,778
34,521	NII Holdings, Inc.*	1,461,964
		4,293,708
	Total Common Stocks and Other Equity Interests (Cost $105,948,191)	107,877,388

	Money Market Fund - 0.1%
171,904	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $171,904)	171,904

	Total Investments (Cost $106,120,095)(a)-100.1%	108,049,292
	Liabilities in excess of other assets-(0.1)%	(152,287)
	Net Assets-100.0%	$107,897,005

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $106,137,523. The net unrealized appreciation was $1,911,769 which consisted of aggregate gross unrealized appreciation of $5,201,213 and aggregate gross unrealized depreciation of $3,289,444.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Mid Value Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 23.4%
1,752	Abercrombie & Fitch Co., Class A	$128,106
5,208	American Eagle Outfitters, Inc.	68,433
1,813	AutoNation, Inc.*	68,187
2,844	Brinker International, Inc.	68,313
6,466	Carnival Corp.	215,318
12,518	D.R. Horton, Inc.	148,714
6,059	Dana Holding Corp.(Panama)*	101,004
1,573	Dillard’s, Inc., Class A	88,497
4,453	Domino’s Pizza, Inc.*	119,652
40,326	Eastman Kodak Co.*	96,782
3,016	Expedia, Inc.	95,577
5,567	Foot Locker, Inc.	120,971
4,219	Fortune Brands, Inc.	254,026
14,906	Gannett Co., Inc.	190,201
10,856	Gap, Inc. (The)	209,412
4,450	Genuine Parts Co.	236,562
18,626	Goodyear Tire & Rubber Co. (The)*	301,182
1,444	Group 1 Automotive, Inc.	68,778
8,559	H&R Block, Inc.	128,043
3,123	Hanesbrands, Inc.*	95,283
4,644	Harley-Davidson, Inc.	201,503
7,592	International Game Technology	141,135
6,820	J.C. Penney Co., Inc.	209,783
4,768	Jones Group, Inc. (The)	61,698
4,884	Leggett & Platt, Inc.	105,983
5,285	Lennar Corp., Class A	93,492
3,863	Liberty Global, Inc., Class A*	161,473
17,509	Liberty Media Corp. - Interactive, Class A*	287,323
803	Liberty Media Corp. - Starz, Class A*	61,638
6,019	Limited Brands, Inc.	227,879
8,588	Mattel, Inc.	228,956
6,602	McGraw-Hill Cos., Inc. (The)	274,643
11,648	MGM Resorts International*	176,001
2,368	Mohawk Industries, Inc.*	123,207
6,565	New York Times Co. (The), Class A*	56,328
8,781	Newell Rubbermaid, Inc.	136,281
126	NVR, Inc.*	85,691
39,601	Office Depot, Inc.*	149,692
7,073	OfficeMax, Inc.*	50,077
11,454	Pulte Group, Inc.*	78,689
5,071	RadioShack Corp.	70,588
2,283	Rent-A-Center, Inc.	61,755
3,534	Royal Caribbean Cruises Ltd.	108,211
7,228	Saks, Inc.*	77,629
3,394	Sears Holdings Corp.*	236,460
6,258	Service Corp. International	65,521
2,194	Signet Jewelers Ltd. (United Kingdom)*	93,991
2,672	Starwood Hotels & Resorts Worldwide, Inc.	146,853
3,615	Toll Brothers, Inc.*	72,155
2,447	VF Corp.	285,810
7,210	Virgin Media, Inc.	190,777
223	Washington Post Co. (The), Class B	89,713
1,602	Williams-Sonoma, Inc.	59,306
3,754	Wyndham Worldwide Corp.	129,851
		7,403,133
	Consumer Staples - 4.2%
2,672	BJ’s Wholesale Club, Inc.*	134,535
4,344	Campbell Soup Co.	143,569
5,555	Constellation Brands, Inc., Class A*	113,266
3,928	Dr Pepper Snapple Group, Inc.	148,321
3,617	Molson Coors Brewing Co., Class B	162,946
178,754	Rite Aid Corp.*	232,380
6,877	Smithfield Foods, Inc.*	151,432
14,208	Tyson Foods, Inc., Class A	249,493
		1,335,942
	Energy - 3.1%
3,629	Exterran Holdings, Inc.*	67,064
4,177	Frontline Ltd./Bermuda (Bermuda)	48,035
4,246	Helix Energy Solutions Group, Inc.*	83,137
7,629	Nabors Industries Ltd. (Bermuda)*	201,482
3,175	Patterson-UTI Energy, Inc.	103,283
2,355	Rowan Cos., Inc.*	92,245
762	SEACOR Holdings, Inc.	76,474
9,613	Tesoro Corp.*	233,500
1,178	Unit Corp.*	70,692
		975,912
	Financials - 23.3%
2,960	American Financial Group, Inc.	100,581
5,070	American International Group, Inc.*	145,509
1,053	American National Insurance Co.	78,912
4,763	Apartment Investment & Management Co., Class A REIT	130,030
3,120	Arch Capital Group Ltd.*	105,456
3,397	Aspen Insurance Holdings Ltd. (Bermuda)	87,982
6,879	Associated Banc-Corp.	93,898
5,064	Assurant, Inc.	180,380
4,400	Axis Capital Holdings Ltd. (Bermuda)	140,228
1,281	Bank of Hawaii Corp.	57,402
6,609	Brandywine Realty Trust REIT	79,242
1,458	Camden Property Trust REIT	97,788
16,269	CapitalSource, Inc.	105,098
4,284	CBL & Associates Properties, Inc. REIT	76,084
6,392	Cincinnati Financial Corp.	174,693
1,118	City National Corp.	60,014
19,615	CNO Financial Group, Inc.*	144,170
6,516	Comerica, Inc.	208,707
1,914	Commerce Bancshares, Inc.	78,302
3,917	CommonWealth REIT	92,520
7,091	Developers Diversified Realty Corp. REIT	103,600
8,990	Duke Realty Corp. REIT	126,220
7,849	E*TRADE Financial Corp.*	124,642
1,879	Endurance Specialty Holdings Ltd. (Bermuda)	76,550
1,393	Everest Re Group Ltd.	114,393
12,213	Fidelity National Financial, Inc., Class A	199,072
11,286	First Horizon National Corp.	101,461
3,686	FirstMerit Corp.	53,852
6,130	Fulton Financial Corp.	62,219
7,471	General Growth Properties, Inc. REIT	125,588
1,655	Hanover Insurance Group, Inc. (The)	59,928
3,287	HCC Insurance Holdings, Inc.	99,037

5,786	Hospitality Properties Trust REIT	$146,096
13,334	Host Hotels & Resorts, Inc. REIT	211,344
29,301	Huntington Bancshares, Inc.	177,125
3,871	Interactive Brokers Group, Inc., Class A	58,607
8,260	Invesco Ltd.(~)	183,207
9,698	iStar Financial, Inc. REIT*	67,983
4,821	Legg Mason, Inc.	141,834
3,584	Liberty Property Trust REIT	121,713
3,073	M&T Bank Corp.	265,016
2,581	Mack-Cali Realty Corp. REIT	85,870
3,982	Montpelier Re Holdings Ltd. (Bermuda)	68,729
9,797	Old Republic International Corp.	102,281
3,059	PartnerRe Ltd.	204,402
5,641	PHH Corp.*	105,825
5,905	Piedmont Office Realty Trust, Inc., Class A REIT	121,348
3,421	Plum Creek Timber Co., Inc. REIT	130,751
50,090	Popular, Inc.*	120,216
1,951	Potlatch Corp. REIT	64,812
3,748	Protective Life Corp.	79,682
1,791	Regency Centers Corp. REIT	80,452
1,608	Reinsurance Group of America, Inc.	93,602
1,565	RenaissanceRe Holdings Ltd. (Bermuda)	108,908
13,868	SLM Corp.	216,202
1,701	StanCorp Financial Group, Inc.	56,575
58,581	Synovus Financial Corp.	107,203
4,760	TCF Financial Corp.	60,547
3,152	Torchmark Corp.	127,309
2,211	Unitrin, Inc.	62,284
5,011	Valley National Bancorp	65,895
3,575	W.R. Berkley Corp.	110,074
3,270	Weingarten Realty Investors REIT	84,104
227	White Mountains Insurance Group Ltd.	95,656
7,639	Zions Bancorp	167,294
		7,376,504
	Health Care - 3.9%
5,860	CareFusion Corp.*	154,645
7,540	Coventry Health Care, Inc.*	241,280
6,112	Health Net, Inc.*	171,869
3,055	Kindred Healthcare, Inc.*	57,556
2,207	LifePoint Hospitals, Inc.*	81,880
4,245	Omnicare, Inc.	129,473
2,334	PerkinElmer, Inc.	57,090
3,493	Quest Diagnostics, Inc.	188,657
1,224	Teleflex, Inc.	73,722
1,794	Universal Health Services, Inc., Class B	89,054
		1,245,226
	Industrials - 11.5%
3,645	Avery Dennison Corp.	115,000
8,428	Avis Budget Group, Inc.*	127,347
1,377	Carlisle Cos., Inc.	59,528
3,345	Cintas Corp.	108,880
1,858	Con-way, Inc.	68,040
3,047	EMCOR Group, Inc.*	85,072
1,650	GATX Corp.	65,059
2,654	Harsco Corp.	72,746
16,710	Hertz Global Holdings, Inc.*	235,110
11,062	JetBlue Airways Corp.*	52,987
3,608	KBR, Inc.	128,625
3,560	Manpower, Inc.	179,851
16,048	Masco Corp.	169,306
2,551	Navistar International Corp.*	130,892
3,768	Owens Corning*	134,065
2,434	Pentair, Inc.	89,596
8,397	Pitney Bowes, Inc.	180,955
13,573	R.R. Donnelley & Sons Co.	255,308
2,457	Robert Half International, Inc.	67,273
2,733	Ryder System, Inc.	153,923
3,678	SkyWest, Inc.	47,299
17,761	Southwest Airlines Co.	176,900
1,323	SPX Corp.	99,542
3,630	Terex Corp.*	80,622
9,155	Textron, Inc.	211,755
1,107	Thomas & Betts Corp.*	53,999
1,834	Timken Co. (The)	80,091
2,145	Trinity Industries, Inc.	63,900
2,695	United Rentals, Inc.*	62,012
2,118	United Stationers, Inc.	67,967
16,723	US Airways Group, Inc.*	104,351
3,779	USG Corp.*	43,005
1,369	WESCO International, Inc.*	69,395
		3,640,401
	Information Technology - 6.5%
970	Anixter International, Inc.	60,547
8,898	AOL, Inc.*	152,868
6,298	Arrow Electronics, Inc.*	218,855
7,776	Avnet, Inc.*	227,837
1,894	Diebold, Inc.	57,275
2,432	IAC/InterActiveCorp.*	100,660
3,691	Insight Enterprises, Inc.*	62,120
2,861	Lexmark International, Inc., Class A*	96,044
4,448	NCR Corp.*	88,738
10,618	SAIC, Inc.*	170,207
9,010	Sanmina-SCI Corp.*	102,714
16,954	Seagate Technology PLC (Ireland)	235,491
2,192	SYNNEX Corp.*	62,077
5,381	Tech Data Corp.*	251,131
6,044	Total System Services, Inc.	112,479
4,063	Vishay Intertechnology, Inc.*	55,947
		2,054,990
	Materials - 8.6%
5,073	AK Steel Holding Corp.	61,637
3,474	Ashland, Inc.	212,748
3,688	Ball Corp.	143,094
3,272	Bemis Co., Inc.	103,395
6,247	Commercial Metals Co.	90,644
1,261	Cytec Industries, Inc.	70,616
1,502	Eastman Chemical Co.	145,078
7,294	Huntsman Corp.	139,315
862	Martin Marietta Materials, Inc.	65,184
5,979	MeadWestvaco Corp.	186,186
2,828	Nalco Holding Co.	99,970
6,180	Owens-Illinois, Inc.*	143,191
2,759	Packaging Corp. of America	73,583
2,135	Reliance Steel & Aluminum Co.	100,366
1,372	Rockwood Holdings, Inc.*	82,965
3,732	RPM International, Inc.	78,671
4,497	Sealed Air Corp.	96,820
1,739	Sherwin-Williams Co. (The)	134,199
2,985	Sonoco Products Co.	95,669
6,870	Temple-Inland, Inc.	206,237
4,947	United States Steel Corp.	197,831
1,940	Valspar Corp. (The)	63,768

3,626	Vulcan Materials Co.	$124,336
		2,715,503
	Telecommunication Services - 0.2%
2,427	Telephone & Data Systems, Inc.	68,830

	Utilities - 15.3%
2,869	AGL Resources, Inc.	117,055
3,922	Alliant Energy Corp.	154,566
4,115	Atmos Energy Corp.	137,565
12,272	Calpine Corp.*	199,420
15,061	CenterPoint Energy, Inc.	294,894
8,413	CMS Energy Corp.	161,025
17,162	Dynegy, Inc.*	98,167
46,963	GenOn Energy, Inc.*	182,686
5,913	Great Plains Energy, Inc.	119,265
3,771	Hawaiian Electric Industries, Inc.	88,241
3,813	Integrys Energy Group, Inc.	191,451
5,851	MDU Resources Group, Inc.	126,148
1,361	National Fuel Gas Co.	98,509
1,587	Nicor, Inc.	86,809
14,299	NiSource, Inc.	287,839
5,633	Northeast Utilities	191,522
3,076	NSTAR	136,359
7,869	NV Energy, Inc.	116,776
2,708	OGE Energy Corp.	135,508
3,398	ONEOK, Inc.	247,340
13,533	Pepco Holdings, Inc.	252,796
2,131	Piedmont Natural Gas Co., Inc.	62,161
4,521	Pinnacle West Capital Corp.	191,464
4,687	PNM Resources, Inc.	70,399
3,203	Portland General Electric Co.	79,370
6,841	Questar Corp.	126,080
4,674	SCANA Corp.	183,174
7,299	TECO Energy, Inc.	135,251
3,937	UGI Corp.	119,291
3,419	Vectren Corp.	90,296
4,219	Westar Energy, Inc.	108,892
1,911	WGL Holdings, Inc.	74,166
5,818	Wisconsin Energy Corp.	178,322
		4,842,807
	Total Common Stocks and Other Equity Interests (Cost $31,379,915)	31,659,248

	Money Market Fund - 0.3%
90,024	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $90,024)	90,024

	Total Investments (Cost $31,469,939)(a)-100.3%	31,749,272
	Liabilities in excess of other assets-(0.3)%	(81,386)
	Net Assets-100.0%	$31,667,886

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings for the investment in Invesco Ltd. for the three months ended July 31, 2011.

				Change in
				Unrealized
	Value 4/30/2011	Purchases at Cost	Proceeds from Sales	Appreciation/ (Depreciation)	Realized Gain	Value 7/31/2011	Dividend Income
Invesco Ltd.	$—	$190,531	$(1,172)	$(6,156)	$4	$183,207	$—

(a)  At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $31,470,352. The net unrealized appreciation was $278,920 which consisted of aggregate gross unrealized appreciation of $1,203,790 and aggregate gross unrealized depreciation of $924,870.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Core Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 11.6%
1,554	99 Cents Only Stores*	$30,691
2,181	AFC Enterprises, Inc.*	33,696
1,497	AH Belo Corp., Class A	9,581
3,100	American Axle & Manufacturing Holdings, Inc.*	35,557
360	America’s Car-Mart, Inc.*	12,182
488	Arbitron, Inc.	19,091
2,565	Bon-Ton Stores, Inc. (The)	26,035
1,780	Carter’s, Inc.*	59,630
4,533	Chico’s FAS, Inc.	68,403
473	Choice Hotels International, Inc.	14,422
3,489	Cinemark Holdings, Inc.	68,001
750	Citi Trends, Inc.*	10,522
1,032	Coinstar, Inc.*	50,424
411	Columbia Sportswear Co.	23,591
471	CPI Corp.	5,247
3,906	dELiA*s, Inc.*	6,875
1,402	Education Management Corp.*	31,279
899	Express, Inc.	20,174
2,352	hhgregg, Inc.*	29,000
598	Hibbett Sports, Inc.*	23,466
2,387	Hillenbrand, Inc.	52,251
1,137	Interval Leisure Group, Inc.*	14,610
1,116	John Wiley & Sons, Inc., Class A	55,867
624	Kirkland’s, Inc.*	6,733
1,326	Krispy Kreme Doughnuts, Inc.*	10,847
1,917	Leapfrog Enterprises, Inc.*	7,476
1,504	Life Time Fitness, Inc.*	62,807
1,175	Lincoln Educational Services Corp.	21,009
5,781	Lions Gate Entertainment Corp. (Canada)*	41,045
7,179	Live Nation Entertainment, Inc.*	79,687
3,969	LodgeNet Interactive Corp.*	11,232
630	Maidenform Brands, Inc.*	16,285
2,754	Orient-Express Hotels Ltd., Class A*	27,237
666	Overstock.com, Inc.*	8,452
759	P.F. Chang’s China Bistro, Inc.	24,994
884	Polaris Industries, Inc.	104,798
1,142	PVH Corp.	81,710
5,475	Sally Beauty Holdings, Inc.*	94,170
1,536	Select Comfort Corp.*	25,836
1,323	Shuffle Master, Inc.*	12,330
3,642	Smith & Wesson Holding Corp.*	12,237
420	Steiner Leisure Ltd.*	20,420
669	Steven Madden Ltd.*	25,489
790	Tempur-Pedic International, Inc.*	56,888
1,932	Texas Roadhouse, Inc.	31,917
2,207	Thor Industries, Inc.	54,579
1,230	Tractor Supply Co.	81,082
1,708	Tupperware Brands Corp.	106,733
425	Universal Electronics, Inc.*	9,949
681	Universal Technical Institute, Inc.*	11,781
1,677	ValueVision Media, Inc., Class A*	12,561
1,371	Warnaco Group, Inc. (The)*	73,074
512	Weight Watchers International, Inc.	39,521
4,535	Wet Seal, Inc. (The), Class A*	22,176
		1,895,650
	Consumer Staples - 6.6%
1,092	Andersons, Inc. (The)	44,892
1,755	B&G Foods, Inc.	32,976
1,460	Brown-Forman Corp., Class B	107,398
431	Calavo Growers, Inc.	8,909
713	Cal-Maine Foods, Inc.	24,106
2,545	Casey’s General Stores, Inc.	114,525
7,242	Central European Distribution Corp.*	70,103
4,767	Flowers Foods, Inc.	104,493
1,250	Hain Celestial Group, Inc. (The)*	40,412
2,271	Herbalife Ltd. (Cayman Islands)	126,540
459	Inter Parfums, Inc.	9,198
456	J & J Snack Foods Corp.	23,571
575	National Beverage Corp.	8,498
1,739	Nu Skin Enterprises, Inc., Class A	65,282
691	Omega Protein Corp.*	8,375
621	Revlon, Inc., Class A*	10,458
983	Sanderson Farms, Inc.	45,434
1,201	TreeHouse Foods, Inc.*	62,020
1,859	United Natural Foods, Inc.*	77,613
3,384	Vector Group Ltd.	59,254
501	WD-40 Co.	21,944
		1,066,001
	Energy - 6.5%
872	Berry Petroleum Co., Class A	50,009
1,765	Bill Barrett Corp.*	87,826
1,629	Bristow Group, Inc.	78,974
1,704	Cabot Oil & Gas Corp.	126,232
7,263	Cal Dive International, Inc.*	40,528
1,416	Callon Petroleum Co.*	9,870
3,078	Cloud Peak Energy, Inc.*	68,639
2,375	Complete Production Services, Inc.*	92,340
3,425	CVR Energy, Inc.*	91,961
1,620	ENGlobal Corp.*	6,480
3,300	EXCO Resources, Inc.	52,503
1,350	Geokinetics, Inc.*	8,437
5,346	Global Industries Ltd.*	27,425
450	Gulf Island Fabrication, Inc.	15,570
1,018	Gulfmark Offshore, Inc., Class A*	49,617
9,363	Hercules Offshore, Inc.*	44,006
1,424	Matrix Service Co.*	19,851
4,116	Newpark Resources, Inc.*	38,238
1,968	PetroQuest Energy, Inc.*	16,000
432	Resolute Energy Corp.*	7,037
830	Rosetta Resources, Inc.*	42,969
1,612	VAALCO Energy, Inc.*	10,736
1,417	W&T Offshore, Inc.	38,401
681	Westmoreland Coal Co.*	10,467
2,784	Willbros Group, Inc.*	25,613
		1,059,729
	Financials - 20.9%
600	Abington Bancorp, Inc.	5,946
1,560	Acadia Realty Trust REIT	32,744
579	American Safety Insurance Holdings Ltd. (Bermuda)*	10,856

907	AMERISAFE, Inc.*	$19,510
9,225	Anworth Mortgage Asset Corp. REIT	63,929
5,508	Ashford Hospitality Trust, Inc. REIT	60,037
765	Berkshire Hills Bancorp, Inc.	16,769
5,549	BioMed Realty Trust, Inc. REIT	108,871
1,055	BOK Financial Corp.	57,455
2,117	BRE Properties, Inc. REIT	111,100
3,052	Brown & Brown, Inc.	66,564
400	Bryn Mawr Bank Corp.	8,048
12,858	Capital Trust, Inc., Class A REIT*	46,675
1,470	Capitol Federal Financial, Inc.	16,817
5,708	Capstead Mortgage Corp. REIT	72,149
708	Cardinal Financial Corp.	7,597
1,056	Cash America International, Inc.	59,094
706	CBOE Holdings, Inc.	16,266
1,050	Centerstate Banks, Inc.	6,857
1,209	Citizens, Inc.*	8,318
495	CNB Financial Corp.	6,836
1,389	Columbia Banking System, Inc.	24,460
2,545	Corporate Office Properties Trust REIT	79,073
4,527	Cowen Group, Inc., Class A*	17,882
1,378	Dollar Financial Corp.*	29,779
4,493	Douglas Emmett, Inc. REIT	89,860
966	EastGroup Properties, Inc. REIT	43,006
2,722	Eaton Vance Corp.	73,004
1,618	Entertainment Properties Trust REIT	75,221
886	Erie Indemnity Co., Class A	65,298
815	Essex Property Trust, Inc. REIT	114,393
2,592	Extra Space Storage, Inc. REIT	55,106
473	Federal Agricultural Mortgage Corp., Class C	9,555
1,746	First California Financial Group, Inc.*	6,390
2,130	First Financial Bancorp	34,101
966	First Financial Bankshares, Inc.	31,134
249	First of Long Island Corp. (The)	6,616
2,262	First Potomac Realty Trust REIT	35,332
5,529	Flagstone Reinsurance Holdings SA (Luxembourg)	49,263
1,428	Flushing Financial Corp.	17,593
2,997	Forest City Enterprises, Inc., Class A*	53,976
161	GAMCO Investors, Inc., Class A	7,788
907	Getty Realty Corp. REIT	21,042
3,354	Glacier Bancorp, Inc.	44,072
530	Gladstone Commercial Corp. REIT	9,211
4,278	Glimcher Realty Trust REIT	42,138
993	Hallmark Financial Services, Inc.*	6,693
2,873	Highwoods Properties, Inc. REIT	98,917
857	Independent Bank Corp.	22,753
4,008	Investors Real Estate Trust REIT	32,585
1,916	Kilroy Realty Corp. REIT	73,919
598	Lakeland Financial Corp.	13,485
2,895	LaSalle Hotel Properties REIT	72,404
8,245	Lexington Realty Trust REIT	69,258
797	LTC Properties, Inc. REIT	21,639
2,314	Meadowbrook Insurance Group, Inc.	21,752
1,045	Mid-America Apartment Communities, Inc. REIT	73,976
1,242	Monmouth Real Estate Investment Corp., Class A REIT	10,234
414	National Health Investors, Inc. REIT	18,833
3,035	National Retail Properties, Inc. REIT	76,148
924	New York Mortgage Trust, Inc. REIT	6,292
1,602	Northwest Bancshares, Inc.	19,689
423	OmniAmerican Bancorp, Inc.*	6,193
2,475	Oriental Financial Group, Inc.	30,740
314	Orrstown Financial Services, Inc.	5,938
637	Pico Holdings, Inc.*	17,396
1,485	Pinnacle Financial Partners, Inc.*	22,646
815	Piper Jaffray Cos.*	24,026
634	PS Business Parks, Inc. REIT	36,018
2,938	Realty Income Corp. REIT	95,367
2,709	Sabra Healthcare REIT, Inc. REIT*	39,037
375	Safeguard Scientifics, Inc.*	6,829
371	Saul Centers, Inc. REIT	14,636
518	SCBT Financial Corp.	15,167
3,648	SEI Investments Co.	72,157
737	Southside Bancshares, Inc.	14,615
1,869	Sterling Financial Corp.*	32,408
1,289	SVB Financial Group*	78,655
6,694	Symetra Financial Corp.	84,077
1,381	Taubman Centers, Inc. REIT	82,722
1,063	Texas Capital Bancshares, Inc.*	29,052
1,020	TowneBank	13,321
1,453	UMB Financial Corp.	60,300
453	United Financial Bancorp, Inc.	7,062
231	Universal Health Realty Income Trust REIT	9,520
530	Washington Banking Co.	6,874
2,518	Washington Real Estate Investment Trust REIT	80,626
1,302	Westfield Financial, Inc.	10,546
511	World Acceptance Corp.*	32,561
		3,404,797
	Health Care - 9.6%
5,847	Alliance HealthCare Services, Inc.*	21,108
1,803	Amedisys, Inc.*	46,625
1,974	Amylin Pharmaceuticals, Inc.*	23,510
349	Analogic Corp.	18,773
602	Bio-Rad Laboratories, Inc., Class A*	65,618
3,448	Brookdale Senior Living, Inc.*	73,753
330	Cantel Medical Corp.	8,227
2,869	Centene Corp.*	94,132
620	Chemed Corp.	37,702
192	Computer Programs & Systems, Inc.	14,093
991	Cooper Cos., Inc. (The)	75,802
1,836	Covance, Inc.*	105,111
2,751	Emdeon, Inc., Class A*	42,640
804	Emeritus Corp.*	15,799
1,128	Enzon Pharmaceuticals, Inc.*	10,964
1,383	eResearchTechnology, Inc.*	8,810
2,982	Five Star Quality Care, Inc.*	14,761
1,788	Gentiva Health Services, Inc.*	32,166
1,051	Greatbatch, Inc.*	26,191
589	Haemonetics Corp.*	38,579
1,070	Hanger Orthopedic Group, Inc.*	22,481
2,621	Healthsouth Corp.*	63,952
2,274	Healthspring, Inc.*	93,325
349	ICU Medical, Inc.*	14,825
277	Landauer, Inc.	15,637
840	Merit Medical Systems, Inc.*	13,163
1,658	Molina Healthcare, Inc.*	37,554
681	Orthofix International NV (Curgcao)*	28,759
2,505	Patterson Cos., Inc.	77,254
3,071	Pharmaceutical Product Development, Inc.	88,537
2,096	PSS World Medical, Inc.*	50,157

2,736	RTI Biologics, Inc.*	$9,001
1,947	STERIS Corp.	68,125
672	Team Health Holdings, Inc.*	14,791
1,673	Triple-S Management Corp., Class B (Puerto Rico)*	36,087
2,364	Universal American Corp.	22,482
355	US Physical Therapy, Inc.	8,548
2,941	VCA Antech, Inc.*	57,467
1,066	West Pharmaceutical Services, Inc.	46,765
1,623	Wright Medical Group, Inc.*	25,384
		1,568,658
	Industrials - 21.5%
2,010	AAR Corp.	58,973
1,659	Actuant Corp., Class A	40,994
217	Advisory Board Co. (The)*	11,618
7,012	Aircastle Ltd. (Bermuda)	80,287
813	Altra Holdings, Inc.*	18,081
1,061	Atlas Air Worldwide Holdings, Inc.*	55,586
311	Badger Meter, Inc.	11,348
2,557	Brink’s Co. (The)	76,301
7,155	Cenveo, Inc.*	41,428
988	Ceradyne, Inc.*	32,021
1,138	CLARCOR, Inc.	50,140
1,206	Coleman Cable, Inc.*	15,895
2,037	Comfort Systems USA, Inc.	21,266
1,393	Copart, Inc.*	60,526
375	Cubic Corp.	18,203
1,371	Dolan Co. (The)*	10,872
1,333	Donaldson Co., Inc.	73,822
581	Douglas Dynamics, Inc.	8,825
1,051	Dun & Bradstreet Corp. (The)	76,250
290	Dynamic Materials Corp.	6,148
11,493	Eagle Bulk Shipping, Inc.*	27,124
1,740	EnerSys*	55,645
731	ESCO Technologies, Inc.	25,351
1,236	Esterline Technologies Corp.*	94,393
723	Forward Air Corp.	22,529
520	Franklin Electric Co., Inc.	22,698
2,121	FTI Consulting, Inc.*	76,971
972	Gardner Denver, Inc.	82,902
5,184	Genco Shipping & Trading Ltd.*	32,452
3,081	GenCorp, Inc.*	17,439
1,116	Generac Holdings, Inc.*	20,702
2,536	Geo Group, Inc. (The)*	52,749
623	Global Power Equipment Group, Inc.*	16,179
359	Gorman-Rupp Co. (The)	11,696
1,296	Graco, Inc.	56,933
2,160	Great Lakes Dredge & Dock Corp.	12,852
6,213	Hawaiian Holdings, Inc.*	29,201
1,716	Healthcare Services Group, Inc.	26,924
761	Heidrick & Struggles International, Inc.	20,243
2,943	Hexcel Corp.*	70,456
666	Houston Wire & Cable Co.	10,596
1,308	Hub Group, Inc., Class A*	46,408
249	Hurco Cos., Inc.*	7,326
956	Huron Consulting Group, Inc.*	30,946
2,133	IDEX Corp.	88,477
1,467	Interface, Inc., Class A	23,501
2,230	J.B. Hunt Transport Services, Inc.	100,885
4,495	KAR Auction Services, Inc.*	79,921
1,062	Kaydon Corp.	37,860
1,369	Kirby Corp.*	79,840
1,608	Knight Transportation, Inc.	25,310
1,638	Knoll, Inc.	29,894
1,050	Layne Christensen Co. *	30,776
403	LB Foster Co., Class A	14,004
2,385	Lincoln Electric Holdings, Inc.	81,615
359	LMI Aerospace, Inc.*	8,254
2,518	Macquarie Infrastructure Co. LLC	65,619
1,449	Mobile Mini, Inc.*	30,588
1,719	Moog, Inc., Class A*	70,393
933	MSC Industrial Direct Co., Class A	57,641
452	Multi-Color Corp.	12,172
852	MYR Group, Inc.*	20,695
2,427	Nielsen Holdings NV (Netherlands)*	72,713
787	Nordson Corp.	40,161
1,366	Old Dominion Freight Line, Inc.*	50,610
1,899	On Assignment, Inc.*	19,370
2,391	Orbital Sciences Corp.*	41,412
1,344	Orion Marine Group, Inc.*	11,679
454	Powell Industries, Inc.*	17,497
2,349	RailAmerica, Inc.*	34,953
527	RBC Bearings, Inc.*	20,010
1,201	Regal-Beloit Corp.	72,817
560	Robbins & Myers, Inc.	27,014
858	Standard Parking Corp.*	14,277
895	Sterling Construction Co., Inc.*	11,456
264	Sun Hydraulics Corp.	7,527
1,512	Sykes Enterprises, Inc.*	29,182
1,044	TAL International Group, Inc.	32,301
1,358	Teledyne Technologies, Inc.*	73,644
2,294	Tetra Tech, Inc.*	50,468
313	Textainer Group Holdings Ltd.	8,122
239	Trex Co., Inc.*	5,038
1,060	Triumph Group, Inc.	57,070
3,375	Tutor Perini Corp.	53,258
2,796	Ultrapetrol Bahamas Ltd.*	13,001
726	US Ecology, Inc.	12,262
4,012	UTi Worldwide, Inc. (British Virgin Islands)	64,874
419	Vicor Corp.	5,895
291	VSE Corp.	6,126
725	Wabtec Corp.	46,777
880	Watsco, Inc.	52,078
1,489	Woodward, Inc.	51,371
		3,499,707
	Information Technology - 12.0%
615	ACI Worldwide, Inc.*	22,238
1,317	Actuate Corp.*	7,994
932	ADTRAN, Inc.	30,840
1,218	Advanced Energy Industries, Inc.*	12,923
1,175	Alliance Data Systems Corp.*	115,549
480	Anaren, Inc.*	9,605
5,001	Arris Group, Inc.*	60,012
1,323	ATMI, Inc.*	24,674
606	Booz Allen Hamilton Holding Corp.*	11,023
7,259	Brightpoint, Inc.*	65,984
866	Cardtronics, Inc.*	19,901
186	Cass Information Systems, Inc.	6,982
825	Cognex Corp.	28,009
550	Coherent, Inc.*	26,416
840	Cohu, Inc.	10,517
531	Computer Task Group, Inc.*	6,845
1,546	Comtech Telecommunications Corp.	41,665
1,341	Cray, Inc.*	8,100

1,362	CSG Systems International, Inc.*	$24,189
643	Cymer, Inc.*	28,311
2,060	Cypress Semiconductor Corp.*	42,395
1,242	Daktronics, Inc.	12,333
847	DealerTrack Holdings, Inc.*	19,642
1,695	EchoStar Corp., Class A*	56,715
767	EMS Technologies, Inc.*	25,219
5,500	Energy Conversion Devices, Inc.*	5,775
3,728	Entegris, Inc.*	31,949
2,196	Euronet Worldwide, Inc.*	37,683
669	Fabrinet (Cayman Islands)*	10,303
1,063	FEI Co.*	35,122
1,320	Global Payments, Inc.	62,581
816	GSI Group, Inc. (Canada)*	9,164
2,032	Heartland Payment Systems, Inc.	42,753
1,047	Integrated Silicon Solution, Inc.*	9,308
1,806	Internap Network Services Corp.*	11,233
1,859	International Rectifier Corp.*	47,758
831	Intevac, Inc.*	7,562
1,677	Jack Henry & Associates, Inc.	48,549
1,836	Kemet Corp.*	22,399
1,464	Kopin Corp.*	6,295
3,110	Lender Processing Services, Inc.	58,561
407	Littelfuse, Inc.	20,794
482	Manhattan Associates, Inc.*	17,979
1,180	ManTech International Corp., Class A	48,144
708	MAXIMUS, Inc.	27,350
3,117	Mentor Graphics Corp.*	35,627
465	Mercury Computer Systems, Inc.*	7,807
873	Micrel, Inc.	8,861
115	MicroStrategy, Inc., Class A*	18,328
1,178	MKS Instruments, Inc.	29,391
4,680	MoneyGram International, Inc.*	15,725
759	Monotype Imaging Holdings, Inc.*	10,398
3,171	Move, Inc.*	6,501
407	Multi-Fineline Electronix, Inc.*	8,266
315	NCI, Inc., Class A*	6,766
1,047	NETGEAR, Inc.*	34,457
2,358	Novatel Wireless, Inc.*	12,097
887	OmniVision Technologies, Inc.*	25,936
1,932	Online Resources Corp.*	6,878
573	OSI Systems, Inc.*	23,659
930	Pericom Semiconductor Corp.*	7,607
1,761	Plexus Corp.*	51,967
1,233	PRGX Global, Inc.*	8,039
1,532	Quest Software, Inc.*	29,077
709	Rofin-Sinar Technologies, Inc.*	22,248
454	Rogers Corp.*	22,010
828	Rudolph Technologies, Inc.*	7,113
1,917	S1 Corp.*	18,020
880	Semtech Corp.*	20,504
3,420	SMART Modular Technologies (WWH), Inc.*	30,780
2,745	Take-Two Interactive Software, Inc.*	37,030
744	TechTarget, Inc.*	4,933
2,685	TeleCommunication Systems, Inc., Class A*	13,640
1,249	TeleTech Holdings, Inc.*	24,718
2,019	Tessera Technologies, Inc.*	31,718
1,656	TNS, Inc.*	27,986
497	Tyler Technologies, Inc.*	12,669
846	Ultra Clean Holdings, Inc.*	5,871
1,347	Zebra Technologies Corp., Class A*	53,880
		1,959,850
	Materials - 7.4%
838	AMCOL International Corp.	25,693
2,014	AptarGroup, Inc.	102,815
549	Clearwater Paper Corp.*	41,526
144	Deltic Timber Corp.	7,467
1,784	Graham Packaging Co., Inc.*	45,224
15,502	Graphic Packaging Holding Co.*	76,735
1,076	Greif, Inc., Class A	65,690
1,520	Horsehead Holding Corp.*	16,978
804	Innophos Holdings, Inc.	38,753
1,011	Kaiser Aluminum Corp.	56,434
867	Koppers Holdings, Inc.	32,096
689	Kraton Performance Polymers, Inc.*	24,873
732	Materion Corp.*	27,904
287	NewMarket Corp.	47,074
2,031	OM Group, Inc.*	73,685
2,772	Omnova Solutions, Inc.*	18,739
4,810	PolyOne Corp.	74,555
430	Quaker Chemical Corp.	17,432
1,357	Rock-Tenn Co., Class A	83,401
889	Schnitzer Steel Industries, Inc., Class A	45,152
682	Schweitzer-Mauduit International, Inc.	38,267
1,852	Silgan Holdings, Inc.	71,821
3,489	Solutia, Inc.*	74,804
383	Stepan Co.	30,372
317	Universal Stainless & Alloy Products, Inc.*	14,167
563	Westlake Chemical Corp.	29,135
819	Zep, Inc.	15,356
		1,196,148
	Telecommunication Services - 1.6%
2,134	Global Crossing Ltd.*	73,474
2,361	NTELOS Holdings Corp.	45,851
10,410	PAETEC Holding Corp.*	46,012
672	Shenandoah Telecommunications Co.	10,658
4,334	tw telecom, inc.*	85,596
		261,591
	Utilities - 2.3%
4,497	Aqua America, Inc.	95,112
367	Chesapeake Utilities Corp.	14,170
2,750	Cleco Corp.	95,480
624	Middlesex Water Co.	11,413
614	Ormat Technologies, Inc.	12,808
966	South Jersey Industries, Inc.	48,783
2,628	UIL Holdings Corp.	83,912
378	York Water Co.	6,441
		368,119
	Total Common Stocks and Other Equity Interests (Cost $15,960,352)	16,280,250

	Money Market Fund - 0.5%
89,091	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,091)	89,091

	Total Investments (Cost $16,049,443)(a)-100.5%	16,369,341
	Liabilities in excess of other assets-(0.5)%	(85,370)
	Net Assets-100.0%	$16,283,971

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $16,049,901. The net unrealized appreciation was $319,440 which consisted of aggregate gross unrealized appreciation of $768,153 and aggregate gross unrealized depreciation of $448,713.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Growth Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 17.5%
15,685	Aeropostale, Inc.*	$264,292
1,029	American Public Education, Inc.*	46,892
10,636	Ascena Retail Group, Inc.*	343,756
6,922	Bally Technologies, Inc.*	272,934
1,769	BJ’s Restaurants, Inc.*	82,029
898	Blue Nile, Inc.*	38,039
5,555	Buckle, Inc. (The)	246,142
2,023	Buffalo Wild Wings, Inc.*	128,521
1,775	Capella Education Co.*	75,881
8,872	Crocs, Inc.*	277,960
2,382	Deckers Outdoor Corp.*	236,414
5,998	DeVry, Inc.	372,716
13,529	Dick’s Sporting Goods, Inc.*	500,573
2,957	DineEquity, Inc.*	154,060
1,499	Dorman Products, Inc.*	53,559
9,772	DreamWorks Animation SKG, Inc., Class A*	213,616
2,375	DSW, Inc., Class A*	125,828
3,703	Fossil, Inc.*	465,356
2,041	Fuel Systems Solutions, Inc.*	43,351
13,155	Gentex Corp.	372,813
2,458	G-III Apparel Group Ltd.*	75,878
4,323	Grand Canyon Education, Inc.*	66,531
7,918	Guess?, Inc.	301,834
9,074	Iconix Brand Group, Inc.*	211,696
1,739	iRobot Corp.*	60,795
4,964	ITT Educational Services, Inc.*	425,266
3,546	Jos. A. Bank Clothiers, Inc.*	181,945
1,835	K12, Inc.*	58,867
6,639	Knology, Inc.*	91,153
18,817	LKQ Corp.*	462,334
3,312	Lumber Liquidators Holdings, Inc.*	52,032
2,920	Monro Muffler Brake, Inc.	104,419
1,496	Morningstar, Inc.	93,291
9,589	National CineMedia, Inc.	141,246
2,392	Panera Bread Co., Class A*	275,822
1,500	Peet’s Coffee & Tea, Inc.*	87,600
2,306	PetMed Express, Inc.	25,297
2,298	Rue21, Inc.*	75,535
7,615	Scripps Networks Interactive, Inc., Class A	352,879
1,432	Shutterfly, Inc.*	77,901
4,839	Sotheby’s	204,932
1,636	Strayer Education, Inc.	199,019
2,057	Sturm Ruger & Co., Inc.	56,197
4,021	True Religion Apparel, Inc.*	135,467
2,766	Ulta Salon, Cosmetics & Fragrance, Inc.*	174,341
2,150	Under Armour, Inc., Class A*	157,831
13,923	Valassis Communications, Inc.*	373,136
3,697	Vitamin Shoppe, Inc.*	161,041
111,514	Wendy’s Co. (The)	587,679
8,230	WMS Industries, Inc.*	226,901
2,334	Zumiez, Inc.*	62,014
		9,875,611
	Consumer Staples - 2.5%
2,694	Adecoagro SA (Luxembourg)*	30,577
609	Boston Beer Co., Inc., Class A*	54,901
9,344	Darling International, Inc.*	157,727
1,914	Diamond Foods, Inc.	137,023
1,712	Fresh Market, Inc. (The)*	60,827
2,607	Green Mountain Coffee Roasters, Inc.*	270,998
5,143	Hansen Natural Corp.*	394,057
6,967	Heckmann Corp.*	42,011
3,530	PriceSmart, Inc.	206,576
14,479	Smart Balance, Inc.*	68,630
		1,423,327
	Energy - 8.9%
1,255	Approach Resources, Inc.*	32,580
11,418	ATP Oil & Gas Corp.*	165,447
7,628	Atwood Oceanics, Inc.*	356,228
6,484	BPZ Resources, Inc.*	23,472
3,700	Brigham Exploration Co.*	117,660
1,045	CARBO Ceramics, Inc.	163,093
2,297	Carrizo Oil & Gas, Inc.*	88,205
713	Clayton Williams Energy, Inc.*	47,286
2,179	Clean Energy Fuels Corp.*	34,886
8,723	Cobalt International Energy, Inc.*	107,467
1,309	Contango Oil & Gas Co.*	82,572
1,130	Continental Resources, Inc.*	77,507
12,849	Crimson Exploration, Inc.*	40,474
8,700	Delta Petroleum Corp.*	37,671
9,987	Dresser-Rand Group, Inc.*	533,505
2,466	Dril-Quip, Inc.*	173,878
3,029	Endeavour International Corp.*	37,984
5,230	Energy XXI Bermuda Ltd. (Bermuda)*	171,596
1,155	Georesources, Inc.*	29,476
3,408	Global Geophysical Services, Inc.*	58,140
9,916	GMX Resources, Inc.*	48,093
2,871	Goodrich Petroleum Corp.*	56,932
4,526	Green Plains Renewable Energy, Inc.*	49,560
1,052	Gulfport Energy Corp.*	38,356
10,964	ION Geophysical Corp.*	111,175
4,378	James River Coal Co.*	83,007
1,822	Lufkin Industries, Inc.	148,456
15,550	McMoRan Exploration Co.*	261,862
2,318	Natural Gas Services Group, Inc.*	36,879
1,087	Oasis Petroleum, Inc.*	32,110
12,964	Patriot Coal Corp.*	245,149
3,696	Petroleum Development Corp.*	134,239
21,404	Quicksilver Resources, Inc.*	302,867
4,121	Rex Energy Corp.*	45,619
2,597	RPC, Inc.	61,341
38,393	SandRidge Energy, Inc.*	442,287
5,818	SM Energy Co.	438,386
34,667	Vantage Drilling Co. (Cayman Islands)*	56,507
3,910	Venoco, Inc.*	49,696
7,382	Warren Resources, Inc.*	30,045
		5,051,693
	Financials - 17.7%
151	Alexander’s, Inc. REIT	60,551
2,000	Altisource Portfolio Solutions SA (Luxembourg)*	67,680

10,399	American Campus Communities, Inc. REIT	$387,051
15,191	American Capital Agency Corp. REIT	424,133
34,878	American Capital Ltd.*	337,270
3,589	AmTrust Financial Services, Inc.	83,337
5,939	Associated Estates Realty Corp. REIT	107,793
35,702	Assured Guaranty Ltd. (Bermuda)	505,183
1,838	Bank of the Ozarks, Inc.	95,484
4,478	Beneficial Mutual Bancorp, Inc.*	35,063
5,788	BGC Partners, Inc., Class A	47,404
13,678	Cogdell Spencer, Inc. REIT	81,521
1,824	Cohen & Steers, Inc.	72,103
932	Credit Acceptance Corp.*	73,917
3,669	CreXus Investment Corp. REIT	38,561
14,369	Cypress Sharpridge Investments, Inc. REIT	176,882
34,157	DiamondRock Hospitality Co. REIT	349,085
3,346	Duff & Phelps Corp., Class A	38,111
6,044	DuPont Fabros Technology, Inc. REIT	154,062
5,876	Dynex Capital, Inc. REIT	53,472
21,586	East West Bancorp, Inc.	400,636
3,440	eHealth, Inc.*	44,548
3,669	Encore Capital Group, Inc.*	100,347
988	Enstar Group Ltd. (Bermuda)*	104,372
2,825	Equity Lifestyle Properties, Inc. REIT	184,077
5,131	EZCORP, Inc., Class A*	170,760
2,290	First Cash Financial Services, Inc.*	99,088
11,172	First Republic Bank*	316,391
2,566	Fox Chase Bancorp, Inc.	34,307
36,357	Gleacher & Co., Inc.*	62,170
3,945	Government Properties Income Trust REIT	97,560
2,609	Greenhill & Co., Inc.	114,900
3,980	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	98,545
15,974	Hatteras Financial Corp. REIT	428,423
28,410	Hersha Hospitality Trust REIT	148,868
3,324	Home Bancshares, Inc.	78,347
4,355	IBERIABANK Corp.	221,974
2,894	ICG Group, Inc.*	31,979
1,883	INTL FCStone, Inc.*	43,271
5,010	Investors Bancorp, Inc.*	69,338
14,804	Jefferies Group, Inc.	279,944
3,865	KBW, Inc.	66,091
15,885	Maiden Holdings Ltd. (Bermuda)	147,254
1,749	MarketAxess Holdings, Inc.	45,701
18,892	Medical Properties Trust, Inc. REIT	222,170
12,693	OMEGA Healthcare Investors, Inc. REIT	249,291
6,620	Oritani Financial Corp.	85,663
5,166	Pebblebrook Hotel Trust REIT	102,132
1,483	Portfolio Recovery Associates, Inc.*	120,019
11,486	PrivateBancorp, Inc.	135,420
7,389	Prosperity Bancshares, Inc.	306,865
20,112	Resource Capital Corp. REIT	114,638
24,485	Senior Housing Properties Trust REIT	586,171
4,321	Signature Bank*	255,630
4,963	Stifel Financial Corp.*	188,395
9,819	Tanger Factory Outlet Centers, Inc. REIT	269,532
8,044	TFS Financial Corp.*	75,935
1,927	Tower Bancorp, Inc.	51,046
8,258	Tower Group, Inc.	188,778
6,211	Two Harbors Investment Corp. REIT	60,868
7,903	Universal Insurance Holdings, Inc.	33,746
8,655	Waddell & Reed Financial, Inc., Class A	317,639
918	Westwood Holdings Group, Inc.	34,590
5,542	Winthrop Realty Trust REIT	61,295
		10,037,377
	Health Care - 13.8%
1,444	Abaxis, Inc.*	34,252
4,403	Accuray, Inc.*	30,381
1,329	Air Methods Corp.*	93,163
4,171	Align Technology, Inc.*	91,720
8,389	Alkermes, Inc.*	144,626
1,200	Almost Family, Inc.*	30,324
2,342	AMAG Pharmaceuticals, Inc.*	34,685
5,532	AngioDynamics, Inc.*	76,508
3,123	Arthrocare Corp.*	103,215
1,066	athenahealth, Inc.*	62,670
5,702	BioMarin Pharmaceutical, Inc.*	178,073
3,087	Bio-Reference Labs, Inc.*	61,555
5,081	Bruker Corp.*	87,495
4,892	Catalyst Health Solutions, Inc.*	320,573
1,361	Cepheid, Inc.*	51,391
723	CorVel Corp.*	33,366
8,206	Cubist Pharmaceuticals, Inc.*	278,758
2,113	Dendreon Corp.*	77,970
2,194	Emergent Biosolutions, Inc.*	45,306
2,261	Ensign Group, Inc. (The)	64,212
3,976	Gen-Probe, Inc.*	240,747
1,158	HMS Holdings Corp.*	87,545
3,731	Human Genome Sciences, Inc.*	78,388
3,903	IDEXX Laboratories, Inc.*	323,715
8,168	Immucor, Inc.*	216,452
7,709	Impax Laboratories, Inc.*	163,277
3,086	Integra LifeSciences Holdings Corp.*	139,086
1,327	IPC The Hospitalist Co., Inc.*	60,020
5,457	Isis Pharmaceuticals, Inc.*	47,148
2,690	LHC Group, Inc.*	61,278
2,497	Luminex Corp.*	50,814
4,797	Masimo Corp.	133,261
6,767	MedAssets, Inc.*	85,738
5,344	Medicines Co. (The)*	80,053
6,437	Medicis Pharmaceutical Corp., Class A	239,328
7,290	MEDNAX, Inc.*	496,886
4,673	Meridian Bioscience, Inc.	100,937
1,687	MWI Veterinary Supply, Inc.*	150,244
6,981	Myriad Genetics, Inc.*	148,486
3,505	Natus Medical, Inc.*	40,413
1,041	Neogen Corp.*	43,056
4,093	NuVasive, Inc.*	117,142
4,634	Omnicell, Inc.*	79,288
3,576	Onyx Pharmaceuticals, Inc.*	117,936
7,305	Par Pharmaceutical Cos., Inc.*	236,609
9,452	PAREXEL International Corp.*	194,050
4,483	Providence Service Corp. (The)*	53,124
1,128	Quality Systems, Inc.	103,054
2,730	Questcor Pharmaceuticals, Inc.*	84,766
3,790	Quidel Corp.*	56,698
16,664	Radnet, Inc.*	62,490
1,884	Regeneron Pharmaceuticals, Inc.*	99,965
13,591	ResMed, Inc.*	411,671
2,198	Salix Pharmaceuticals Ltd.*	85,238
4,292	Sirona Dental Systems, Inc.*	217,089
1,670	SonoSite, Inc.*	54,542
2,255	Techne Corp.	170,906
5,508	Thoratec Corp.*	185,565
2,491	United Therapeutics Corp.*	142,934

12,270	ViroPharma, Inc.*	$221,842
2,433	Volcano Corp.*	76,421
2,367	Zoll Medical Corp.*	164,885
		7,823,330
	Industrials - 10.5%
12,260	A123 Systems, Inc.*	62,894
1,992	AAON, Inc.	45,179
1,215	Acacia Research - Acacia Technologies*	52,148
1,500	Aerovironment, Inc.*	43,245
2,117	Allegiant Travel Co.*	91,095
773	American Science & Engineering, Inc.	62,713
1,949	American Superconductor Corp.*	14,267
1,583	AZZ, Inc.	79,197
3,410	Chart Industries, Inc.*	180,935
6,000	Clean Harbors, Inc.*	316,500
3,186	Colfax Corp.*	86,245
4,244	Copa Holdings SA, Class A (Panama)	278,449
1,548	CoStar Group, Inc.*	90,960
2,165	DXP Enterprises, Inc.*	58,866
1,537	Exponent, Inc.*	64,262
26,464	Force Protection, Inc.*	120,940
5,483	Furmanite Corp.*	42,987
4,280	Genesee & Wyoming, Inc., Class A*	235,571
2,422	GeoEye, Inc.*	96,783
18,007	GrafTech International Ltd.*	346,815
1,003	HEICO Corp.	52,417
6,122	ICF International, Inc.*	143,010
2,637	IHS, Inc., Class A*	194,321
4,618	II-VI, Inc.*	115,589
7,376	InnerWorkings, Inc.*	54,066
7,258	Insituform Technologies, Inc., Class A*	145,523
995	Lindsay Corp.	62,984
10,764	MasTec, Inc.*	224,752
9,403	Metalico, Inc.*	51,528
1,606	Middleby Corp. (The)*	135,675
1,114	National Presto Industries, Inc.	113,338
2,419	Polypore International, Inc.*	164,492
1,365	Raven Industries, Inc.	72,113
3,622	Roadrunner Transportation Systems, Inc.*	55,887
5,563	Rollins, Inc.	106,198
3,217	Team, Inc.*	86,055
4,386	Titan International, Inc.	110,834
2,713	Titan Machinery, Inc.*	71,650
5,894	Towers Watson & Co., Class A	360,418
2,855	Valmont Industries, Inc.	277,934
5,492	Verisk Analytics, Inc., Class A*	182,884
5,705	WABCO Holdings, Inc.*	359,700
12,555	Waste Connections, Inc.	404,773
		5,916,192
	Information Technology - 22.9%
957	Acme Packet, Inc.*	56,386
2,625	Advent Software, Inc.*	60,979
10,886	Anadigics, Inc.*	34,182
1,240	Ancestry.com, Inc.*	44,156
3,320	Ariba, Inc.*	109,792
1,100	Aruba Networks, Inc.*	25,245
4,223	Aspen Technology, Inc.*	65,457
4,086	Blackbaud, Inc.	103,784
3,415	Blackboard, Inc.*	148,757
3,695	Blue Coat Systems, Inc.*	74,454
1,929	Bottomline Technologies, Inc.*	44,926
8,901	Brooks Automation, Inc.*	84,649
2,924	Cabot Microelectronics Corp.*	113,130
25,775	Cadence Design Systems, Inc.*	266,256
4,227	Ciena Corp.*	65,349
2,825	Cirrus Logic, Inc.*	42,884
1,343	CommVault Systems, Inc.*	52,001
1,395	comScore, Inc.*	30,425
2,131	Concur Technologies, Inc.*	96,833
3,504	DG FastChannel, Inc.*	99,023
4,615	Dice Holdings, Inc.*	63,641
3,977	Diodes, Inc.*	93,658
4,524	Dolby Laboratories, Inc., Class A*	191,637
810	DTS, Inc.*	28,123
1,490	Ebix, Inc.*	29,338
5,257	Entropic Communications, Inc.*	35,117
5,572	Equinix, Inc.*	582,107
52,992	Evergreen Solar, Inc.*	16,957
2,421	FactSet Research Systems, Inc.	222,950
1,438	FARO Technologies, Inc.*	58,613
4,805	Finisar Corp.*	81,877
2,309	Forrester Research, Inc.	72,964
2,167	Fortinet, Inc.*	44,033
5,264	Gartner, Inc.*	194,294
30,984	Genpact Ltd.*	511,236
3,721	Globecomm Systems, Inc.*	51,945
14,599	GT Solar International, Inc.*	199,130
13,714	Harmonic, Inc.*	74,467
1,631	Hittite Microwave Corp.*	91,320
3,272	Hypercom Corp.*	26,536
2,114	iGATE Corp.	31,689
10,502	Infinera Corp.*	67,528
3,837	Informatica Corp.*	196,186
2,840	InterDigital, Inc.	193,830
2,436	Intralinks Holdings, Inc.*	37,222
1,089	IPG Photonics Corp.*	65,547
8,921	Itron, Inc.*	383,960
3,556	Ixia*	35,560
4,917	j2 Global Communications, Inc.*	131,481
6,092	JDA Software Group, Inc.*	170,332
1,570	Kenexa Corp.*	40,145
12,661	Kulicke & Soffa Industries, Inc.*	116,481
13,320	Lattice Semiconductor Corp.*	82,584
6,090	Limelight Networks, Inc.*	25,091
1,380	Loral Space & Communications, Inc.*	90,086
5,070	LTX-Credence Corp.*	36,453
1,649	Measurement Specialties, Inc.*	53,856
5,939	MICROS Systems, Inc.*	290,833
10,169	Microsemi Corp.*	201,855
4,630	Monolithic Power Systems, Inc.*	62,459
2,013	Nanometrics, Inc.*	34,000
7,095	National Instruments Corp.	183,335
2,480	Netlogic Microsystems, Inc.*	85,684
2,245	NetScout Systems, Inc.*	34,236
9,874	NeuStar, Inc., Class A*	257,119
4,849	NIC, Inc.	61,922
5,470	Oclaro, Inc.*	25,709
2,482	Oplink Communications, Inc.*	41,896
12,845	Parametric Technology Corp.*	267,048
4,267	Perficient, Inc.*	42,713
34,992	PMC - Sierra, Inc.*	244,594
13,882	Polycom, Inc.*	375,231
2,123	Power Integrations, Inc.	75,345
9,542	Power-One, Inc.*	68,798

18,994	Powerwave Technologies, Inc.*	$41,217
7,324	Progress Software Corp.*	176,508
2,356	QuinStreet, Inc.*	29,426
3,611	Rackspace Hosting, Inc.*	144,440
4,606	Radiant Systems, Inc.*	129,843
3,985	Rambus, Inc.*	55,312
33,388	RF Micro Devices, Inc.*	225,369
10,422	Sapient Corp.*	145,074
4,457	SeaChange International, Inc.*	42,609
6,395	Sigma Designs, Inc.*	54,677
1,902	Silicon Graphics International Corp.*	27,142
3,565	Silicon Laboratories, Inc.*	126,237
4,973	Smith Micro Software, Inc.*	17,704
1,847	Solarwinds, Inc.*	39,729
3,423	Solera Holdings, Inc.	191,277
24,518	Sonus Networks, Inc.*	72,573
3,714	SS&C Technologies Holdings, Inc.*	68,783
4,004	STEC, Inc.*	40,721
957	Stratasys, Inc.*	24,404
1,191	SuccessFactors, Inc.*	32,157
14,417	SunPower Corp., Class A*	283,006
4,319	Super Micro Computer, Inc.*	60,855
4,042	Synaptics, Inc.*	99,312
1,424	Synchronoss Technologies, Inc.*	41,652
1,604	Syntel, Inc.	88,172
2,244	Taleo Corp., Class A*	74,276
22,790	Teradyne, Inc.*	307,437
9,095	TIBCO Software, Inc.*	236,834
6,110	TiVo, Inc.*	57,434
18,272	TriQuint Semiconductor, Inc.*	137,405
8,604	TTM Technologies, Inc.*	119,165
1,646	Ultratech, Inc.*	43,372
5,518	Varian Semiconductor Equipment Associates, Inc.*	335,163
4,256	Veeco Instruments, Inc.*	169,346
3,146	VeriFone Systems, Inc.*	123,858
1,074	Verint Systems, Inc.*	36,538
4,759	ViaSat, Inc.*	213,822
3,175	WebMD Health Corp.*	111,919
3,042	Websense, Inc.*	68,993
4,262	Wright Express Corp.*	209,690
3,174	XO Group, Inc.*	29,677
		12,932,547
	Materials - 4.0%
1,299	Balchem Corp.	56,857
7,717	Calgon Carbon Corp.*	114,906
10,538	Coeur d’Alene Mines Corp.*	287,582
3,830	Compass Minerals International, Inc.	301,574
3,866	Globe Specialty Metals, Inc.	89,227
6,039	Handy & Harman Ltd.*	85,452
1,072	Hawkins, Inc.	36,898
25,826	Hecla Mining Co.*	200,668
4,010	Intrepid Potash, Inc.*	133,333
8,038	KapStone Paper and Packaging Corp.*	125,312
2,156	LSB Industries, Inc.*	85,680
4,703	Noranda Aluminum Holding Corp.*	65,278
4,002	Royal Gold, Inc.	256,528
8,281	Stillwater Mining Co.*	126,699
3,788	STR Holdings, Inc.*	52,123
9,859	Titanium Metals Corp.	175,392
4,312	Zoltek Cos., Inc.*	43,594
		2,237,103
	Telecommunication Services - 1.4%
2,320	AboveNet, Inc.	141,265
1,766	Atlantic Tele-Network, Inc.	66,702
6,083	Cbeyond, Inc.*	68,312
7,956	Clearwire Corp., Class A*	17,265
4,431	Cogent Communications Group, Inc.*	66,775
23,178	FiberTower Corp.*	25,959
8,599	Iridium Communications, Inc.*	73,349
4,017	Neutral Tandem, Inc.*	61,581
5,939	SBA Communications Corp., Class A*	226,692
10,545	Vonage Holdings Corp.*	42,285
		790,185
	Utilities - 0.8%
6,473	ITC Holdings Corp.	454,793

	Total Common Stocks and Other Equity Interests (Cost $56,285,847)	56,542,158

	Money Market Fund - 0.2%
95,165	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,165)	95,165

	Total Investments (Cost $56,381,012)(a)-100.2%	56,637,323
	Liabilities in excess of other assets-(0.2)%	(86,592)
	Net Assets-100.0%	$56,550,731

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $56,403,968. The net unrealized appreciation was $233,355 which consisted of aggregate gross unrealized appreciation of $2,306,079 and aggregate gross unrealized depreciation of $2,072,724.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Pure Small Value Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 22.6%
6,135	1-800-FLOWERS.COM, Inc., Class A*	$18,466
12,797	A.C. Moore Arts & Crafts, Inc.*	23,674
8,141	Aaron’s, Inc.	205,235
1,996	Ambassadors Group, Inc.	17,006
5,859	American Greetings Corp., Class A	129,894
3,453	Ameristar Casinos, Inc.	76,657
6,097	Ann, Inc.*	158,156
1,733	Arctic Cat, Inc.*	28,560
10,698	Asbury Automotive Group, Inc.*	230,328
1,323	Ascent Capital Group, Inc., Class A*	63,650
5,160	Audiovox Corp., Class A*	37,100
25,601	Barnes & Noble, Inc.	445,457
27,838	Beazer Homes USA, Inc.*	80,730
7,564	Bebe Stores, Inc.	56,049
13,295	Belo Corp., Class A*	92,932
1,820	Benihana, Inc., Class A*	16,780
4,391	Big 5 Sporting Goods Corp.	36,226
122	Biglari Holdings, Inc.*	44,917
14,294	Bluegreen Corp.*	36,879
1,843	Blyth, Inc.	116,588
4,481	Bob Evans Farms, Inc.	154,774
4,992	Books-A-Million, Inc.	15,425
18,551	Boyd Gaming Corp.*	162,136
4,402	Brookfield Residential Properties, Inc. (Canada)*	43,888
10,708	Brown Shoe Co., Inc.	108,151
8,798	Brunswick Corp.	192,060
5,730	Build-A-Bear Workshop, Inc.*	35,469
5,680	Cabela’s, Inc.*	155,405
15,078	Callaway Golf Co.	95,745
7,507	Career Education Corp.*	170,334
4,768	Carmike Cinemas, Inc.*	29,609
3,837	Carriage Services, Inc.	21,909
3,487	Carrols Restaurant Group, Inc.*	34,277
5,790	Casual Male Retail Group, Inc.*	24,376
3,222	Cato Corp. (The), Class A	89,636
387	Cavco Industries, Inc.*	16,471
2,359	CEC Entertainment, Inc.	91,293
4,872	Central European Media Enterprises Ltd., Class A (Bermuda)*	93,153
42,586	Charming Shoppes, Inc.*	174,603
4,755	Cheesecake Factory, Inc. (The)*	137,087
1,426	Cherokee, Inc.	22,616
2,763	Children’s Place Retail Stores, Inc. (The)*	133,508
7,269	Christopher & Banks Corp.	45,795
927	Churchill Downs, Inc.	40,723
3,718	Clear Channel Outdoor Holdings, Inc., Class A*	43,686
17,910	Coldwater Creek, Inc.*	22,567
11,274	Collective Brands, Inc.*	132,808
8,540	Conn’s, Inc.*	70,284
7,100	Cooper Tire & Rubber Co.	119,706
28,583	Corinthian Colleges, Inc.*	118,905
4,505	Cost Plus, Inc.*	40,049
3,083	Cracker Barrel Old Country Store, Inc.	139,074
1,840	CSS Industries, Inc.	36,506
3,999	Cumulus Media, Inc., Class A*	14,116
1,253	Delta Apparel, Inc.*	24,647
13,969	Denny’s Corp.*	53,222
1,501	Destination Maternity Corp.	24,646
2,153	Drew Industries, Inc.	45,859
12,741	E.W. Scripps Co. (The), Class A*	109,827
51,031	Emmis Communications Corp., Class A*	51,541
4,045	Entercom Communications Corp., Class A*	32,117
6,192	Entravision Communications Corp., Class A*	11,951
3,625	Ethan Allen Interiors, Inc.	66,700
17,386	Exide Technologies*	124,484
4,943	Federal-Mogul Corp.*	94,757
4,308	Finish Line, Inc. (The), Class A	91,760
680	Fisher Communications, Inc.*	19,938
1,332	Flexsteel Industries	20,313
6,482	Fred’s, Inc., Class A	85,433
16,536	Furniture Brands International, Inc.*	66,640
3,452	Gaylord Entertainment Co.*	101,282
3,292	Genesco, Inc.*	170,526
18,372	Gray Television, Inc.*	44,644
15,783	Great Wolf Resorts, Inc.*	55,083
5,079	Harman International Industries, Inc.	211,286
7,355	Harte-Hanks, Inc.	60,090
4,490	Hastings Entertainment, Inc.*	20,878
2,688	Haverty Furniture Cos., Inc.	29,810
2,911	Helen of Troy Ltd.*	93,880
2,146	Hooker Furniture Corp.	19,357
11,224	Hot Topic, Inc.	83,843
29,511	Hovnanian Enterprises, Inc., Class A*	56,661
4,468	HSN, Inc.*	146,059
3,596	Hyatt Hotels Corp., Class A*	139,489
2,882	International Speedway Corp., Class A	80,610
6,289	Isle of Capri Casinos, Inc.*	53,331
8,655	Jack in the Box, Inc.*	196,642
4,367	JAKKS Pacific, Inc.*	76,204
7,887	Journal Communications, Inc., Class A*	39,120
16,768	KB Home	142,360
1,694	Kenneth Cole Productions, Inc., Class A*	21,615
2,265	Kid Brands, Inc.*	10,396
3,432	K-Swiss, Inc., Class A*	36,585
6,383	Lamar Advertising Co., Class A*	162,511
9,481	La-Z-Boy, Inc.*	83,148
33,522	Lee Enterprises, Inc.*	30,840
2,490	Libbey, Inc.*	38,520
4,575	LIN TV Corp., Class A*	18,757
6,777	Lithia Motors, Inc., Class A	139,877
30,370	Liz Claiborne, Inc.*	194,368
3,651	Luby’s, Inc.*	19,971
3,070	M/I Homes, Inc.*	34,691
1,513	Mac-Gray Corp.	22,241
4,585	Madison Square Garden, Inc., Class A*	121,502
3,531	Marcus Corp.	34,180
5,547	MarineMax, Inc.*	50,977
2,198	Matthews International Corp., Class A	79,546

32,771	McClatchy Co. (The), Class A*	$73,735
3,398	McCormick & Schmick’s Seafood Restaurants, Inc.*	30,038
6,164	MDC Holdings, Inc.	139,368
11,736	Media General, Inc., Class A*	32,039
5,844	Men’s Wearhouse, Inc. (The)	191,625
4,568	Meredith Corp.	136,355
4,939	Meritage Homes Corp.*	107,917
2,322	Midas, Inc.*	12,678
6,163	Modine Manufacturing Co.*	91,890
2,439	Morgans Hotel Group Co.*	17,463
2,374	Movado Group, Inc.	38,411
4,437	Multimedia Games Holding Co., Inc.*	19,257
6,204	Nautilus, Inc.*	11,664
5,462	New York & Co., Inc.*	29,823
3,753	Nutrisystem, Inc.	56,070
8,931	O’Charley’s, Inc.*	54,390
20,880	Orbitz Worldwide, Inc.*	68,069
1,644	Oxford Industries, Inc.	64,412
22,464	Pacific Sunwear of California, Inc.*	62,675
2,120	Papa John’s International, Inc.*	66,165
11,806	Penske Automotive Group, Inc.	261,267
9,733	Pep Boys - Manny, Moe & Jack (The)	104,630
1,779	Perry Ellis International, Inc.*	41,575
5,853	Pier 1 Imports, Inc.*	64,324
8,292	Pinnacle Entertainment, Inc.*	119,654
5,207	Pool Corp.	139,287
30,690	Quiksilver, Inc.*	161,429
17,460	Radio One, Inc., Class D*	24,968
2,727	Red Lion Hotels Corp.*	20,589
2,649	Red Robin Gourmet Burgers, Inc.*	91,179
17,380	Regal Entertainment Group, Class A	222,290
11,036	Regis Corp.	163,885
1,397	Rocky Brands, Inc.*	17,784
7,748	Ruby Tuesday, Inc.*	70,429
4,980	Ruth’s Hospitality Group, Inc.*	28,635
7,405	Ryland Group, Inc.	109,076
4,387	Scholastic Corp.	125,995
10,514	Scientific Games Corp., Class A*	96,098
18,789	Sealy Corp.*	41,148
1,324	Shiloh Industries, Inc.	13,942
1,339	Shoe Carnival, Inc.*	42,299
6,001	Sinclair Broadcast Group, Inc., Class A	59,470
5,615	Skechers U.S.A., Inc., Class A*	93,490
1,170	Skyline Corp.	15,830
15,224	Sonic Automotive, Inc., Class A	238,560
7,909	Sonic Corp.*	84,626
5,523	Spartan Motors, Inc.	25,406
2,361	Speedway Motorsports, Inc.	32,110
5,397	Stage Stores, Inc.	96,067
3,133	Standard Motor Products, Inc.	44,489
15,681	Standard Pacific Corp.*	44,848
5,489	Stein Mart, Inc.	52,145
928	Steinway Musical Instruments, Inc.*	26,903
8,274	Stewart Enterprises, Inc., Class A	57,504
2,984	Stoneridge, Inc.*	37,240
2,517	Superior Industries International, Inc.	50,944
31,108	SuperMedia, Inc.*	113,544
5,217	Systemax, Inc.*	84,985
17,624	Talbots, Inc. (The)*	60,979
2,331	Timberland Co. (The), Class A*	99,743
2,647	Tower International, Inc.*	45,581
7,747	Town Sports International Holdings, Inc.*	70,808
27,390	TravelCenters of America LLC*	143,797
12,144	Tuesday Morning Corp.*	52,219
2,449	Unifi, Inc.*	31,421
2,890	Vail Resorts, Inc.	132,217
3,071	West Marine, Inc.*	31,478
741	Weyco Group, Inc.	17,162
3,047	Winnebago Industries, Inc.*	25,564
3,243	Wolverine World Wide, Inc.	122,812
4,333	World Wrestling Entertainment, Inc., Class A	43,633
28,973	Zale Corp.*	162,539
		14,048,784
	Consumer Staples - 3.9%
29,604	Alliance One International, Inc.*	97,397
10,400	Central Garden & Pet Co., Class A*	91,104
12,474	Chiquita Brands International, Inc.*	147,692
718	Coca-Cola Bottling Co. Consolidated	46,325
11,884	Dole Food Co., Inc.*	168,634
2,595	Elizabeth Arden, Inc.*	83,611
6,457	Fresh Del Monte Produce, Inc.	158,261
4,871	Imperial Sugar Co.	112,423
4,346	Ingles Markets, Inc., Class A	66,928
2,552	John B. Sanfilippo & Son, Inc.*	21,360
1,807	Lancaster Colony Corp.	108,655
5,411	Nash Finch Co.	193,714
1,310	Nutraceutical International Corp.*	19,388
10,743	Pilgrim’s Pride Corp.*	51,566
5,180	Prestige Brands Holdings, Inc.*	63,300
15,754	Reddy Ice Holdings, Inc.*	47,105
6,347	Ruddick Corp.	265,939
1,948	Seneca Foods Corp., Class A*	50,453
2,099	Snyders-Lance, Inc.	42,841
7,318	Spartan Stores, Inc.	129,236
2,980	Spectrum Brands Holdings, Inc.*	79,566
4,520	Susser Holdings Corp.*	73,721
1,082	Tootsie Roll Industries, Inc.	30,350
5,223	Universal Corp.	191,789
922	Village Super Market, Inc., Class A	24,783
1,796	Weis Markets, Inc.	72,181
		2,438,322
	Energy - 5.3%
1,693	Adams Resources & Energy, Inc.	43,679
2,925	Alon USA Energy, Inc.	35,568
3,849	Basic Energy Services, Inc.*	124,669
4,462	Comstock Resources, Inc.*	142,338
15,352	Crosstex Energy, Inc.	224,139
785	Dawson Geophysical Co.*	31,157
2,404	Delek US Holdings, Inc.	39,954
12,954	DHT Holdings, Inc.	46,634
2,560	Energy Partners Ltd.*	43,546
100,033	General Maritime Corp.	109,036
1,645	Harvest Natural Resources, Inc.*	22,537
3,110	Hornbeck Offshore Services, Inc.*	86,582
13,178	Key Energy Services, Inc.*	256,839
2,222	Knightsbridge Tankers Ltd. (Bermuda)	45,751
5,812	Nordic American Tanker Ltd. (Bermuda)	119,030
7,785	Overseas Shipholding Group, Inc.	189,487
17,598	Parker Drilling Co.*	111,571
8,747	Penn Virginia Corp.	114,761
2,400	PHI, Inc.*	51,672
5,664	Pioneer Drilling Co.*	92,153

1,326	REX American Resources Corp.*	$22,847
8,453	SemGroup Corp., Class A*	196,786
7,429	Ship Finance International Ltd. (Bermuda)	118,121
4,211	Stone Energy Corp.*	136,689
3,651	Swift Energy Co.*	139,103
4,727	Targa Resources Corp.	159,584
6,817	Teekay Tankers Ltd., Class A (Marshall Islands)	55,831
8,673	TETRA Technologies, Inc.*	111,622
3,646	Union Drilling, Inc.*	40,653
43,166	USEC, Inc.*	147,196
10,753	Western Refining, Inc.*	219,684
		3,279,219
	Financials - 25.3%
2,955	1st Source Corp.	68,113
11,990	Advance America Cash Advance Centers, Inc.	84,530
1,006	Agree Realty Corp. REIT	22,846
540	Alleghany Corp.*	177,881
564	Alliance Financial Corp.	18,166
9,469	American Equity Investment Life Holding Co.	112,397
757	American National Bankshares, Inc.	14,148
2,776	Ameris Bancorp*	28,093
971	Ames National Corp.	16,886
29,379	Anchor Bancorp Wisconsin, Inc.*	19,393
7,338	Arbor Realty Trust, Inc. REIT*	31,113
5,147	Argo Group International Holdings Ltd. (Bermuda)	151,322
1,241	Arrow Financial Corp.	29,908
4,101	Asset Acceptance Capital Corp.*	20,259
2,265	Asta Funding, Inc.	17,826
14,960	Astoria Financial Corp.	174,284
2,004	Avatar Holdings, Inc.*	30,661
1,545	Baldwin & Lyons, Inc., Class B	37,435
582	BancFirst Corp.	22,197
5,355	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	94,730
2,535	Bancorp, Inc. (The)*	22,815
13,733	BancorpSouth, Inc.	185,945
10,989	Bank Mutual Corp.	40,769
434	Bank of Marin Bancorp	16,713
22,428	BankAtlantic Bancorp, Inc., Class A*	23,101
2,488	BankFinancial Corp.	20,277
2,879	Banner Corp.	53,319
9,769	Boston Private Financial Holdings, Inc.	67,699
8,255	Brookline Bancorp, Inc.	70,580
4,159	Calamos Asset Management, Inc., Class A	56,646
894	Camden National Corp.	28,581
2,175	Capital City Bank Group, Inc.	22,424
10,503	CapLease, Inc. REIT	46,738
7,882	Cathay General Bancorp	109,245
10,479	Cedar Shopping Centers, Inc. REIT	51,976
3,481	Center Financial Corp.*	21,443
2,391	Central Pacific Financial Corp.*	32,231
4,577	Chemical Financial Corp.	86,826
1,475	Chesapeake Lodging Trust REIT	24,338
1,375	Citizens & Northern Corp.	22,632
1,861	City Holding Co.	58,193
3,868	CNA Financial Corp.	106,525
3,864	CoBiz Financial, Inc.	23,764
12,110	Colonial Properties Trust REIT	260,971
3,773	Community Bank System, Inc.	94,929
2,062	Community Trust Bancorp, Inc.	55,921
5,337	CompuCredit Holdings Corp.*	15,958
13,632	Cousins Properties, Inc. REIT	116,008
9,455	CVB Financial Corp.	91,619
34,720	DCT Industrial Trust, Inc. REIT	188,182
6,054	Delphi Financial Group, Inc., Class A	162,974
3,220	Dime Community Bancshares	45,241
2,341	Donegal Group, Inc., Class A	28,139
61,139	Doral Financial Corp.*	106,993
2,565	Edelman Financial Group, Inc.	19,571
6,522	Education Realty Trust, Inc. REIT	57,263
2,221	EMC Insurance Group, Inc.	41,466
3,816	Employers Holdings, Inc.	56,706
1,541	Enterprise Financial Services Corp.	21,497
5,005	Equity One, Inc. REIT	97,097
1,260	ESB Financial Corp.	16,859
17,040	F.N.B. Corp.	170,400
2,359	FBL Financial Group, Inc., Class A	74,261
9,069	FBR & Co.*	26,391
15,941	FelCor Lodging Trust, Inc. REIT*	81,937
1,452	Financial Institutions, Inc.	24,350
2,724	First Bancorp	26,831
29,791	First BanCorp*	131,080
1,333	First Bancorp, Inc.	19,635
10,497	First Busey Corp.	54,479
437	First Citizens BancShares, Inc., Class A	78,712
15,462	First Commonwealth Financial Corp.	79,475
2,403	First Community Bancshares, Inc.	30,254
1,744	First Defiance Financial Corp.*	25,567
1,115	First Financial Corp.	36,895
4,002	First Financial Holdings, Inc.	33,257
13,442	First Industrial Realty Trust, Inc. REIT*	159,288
2,397	First Interstate BancSystem, Inc.	32,072
17,292	First Marblehead Corp. (The)*	28,532
6,812	First Merchants Corp.	60,967
11,934	First Midwest Bancorp, Inc.	142,253
94,651	Flagstar Bancorp, Inc.*	69,105
2,889	Forestar Group, Inc.*	47,091
1,245	FPIC Insurance Group, Inc.*	51,941
7,281	Franklin Street Properties Corp. REIT	91,813
1,045	German American Bancorp, Inc.	17,525
10,086	GFI Group, Inc.	45,790
2,068	Global Indemnity PLC (Ireland)*	43,076
22,623	Gramercy Capital Corp. REIT*	61,987
1,506	Great Southern Bancorp, Inc.	27,500
7,395	Greene Bankshares, Inc.*	19,079
3,825	Hancock Holding Co.	126,034
32,205	Hanmi Financial Corp.*	34,137
4,484	Harleysville Group, Inc.	135,506
7,068	Healthcare Realty Trust, Inc. REIT	138,533
2,027	Heartland Financial USA, Inc.	32,533
1,440	Heritage Financial Corp.	18,763
3,733	Hilltop Holdings, Inc.*	32,664
3,425	Home Properties, Inc. REIT	224,406
6,557	Horace Mann Educators Corp.	95,470
1,422	Howard Hughes Corp. (The)*	85,974
1,977	Hudson Valley Holding Corp.	42,466
9,174	Independent Bank Corp.*	19,999
1,646	Infinity Property & Casualty Corp.	83,403
10,518	Inland Real Estate Corp. REIT	92,769
8,073	International Bancshares Corp.	135,788

6,423	Intervest Bancshares Corp., Class A*	$21,967
1,084	Invesco Mortgage Capital, Inc. REIT	21,225
7,654	Investment Technology Group, Inc.*	93,149
12,707	Janus Capital Group, Inc.	107,247
968	Kansas City Life Insurance Co.	28,362
11,235	Kite Realty Group Trust REIT	51,007
14,654	Knight Capital Group, Inc., Class A*	165,737
2,992	Lakeland Bancorp, Inc.	29,770
4,571	LPL Investment Holdings, Inc.*	151,072
3,813	MainSource Financial Group, Inc.	35,232
1,479	Marlin Business Services Corp.*	18,458
6,199	MB Financial, Inc.	125,158
23,364	MBIA, Inc.*	214,949
1,562	Mercantile Bank Corp.*	15,386
620	Merchants Bancshares, Inc.	16,393
5,085	Mercury General Corp.	188,857
1,705	Metro Bancorp, Inc.*	19,556
20,598	MGIC Investment Corp.*	81,980
5,139	Mission West Properties, Inc. REIT	41,626
18,481	MPG Office Trust, Inc. REIT*	61,172
3,294	Nara Bancorp, Inc.*	26,451
666	National Bankshares, Inc.	17,203
6,908	National Financial Partners Corp.*	78,268
12,329	National Penn Bancshares, Inc.	99,125
371	National Western Life Insurance Co., Class A	63,563
1,889	Navigators Group, Inc. (The)*	89,047
4,197	NBT Bancorp, Inc.	92,502
4,235	Nelnet, Inc., Class A	85,378
26,205	Newcastle Investment Corp. REIT	157,492
3,981	NewStar Financial, Inc.*	42,358
30,250	NorthStar Realty Finance Corp. REIT	117,370
1,758	OceanFirst Financial Corp.	23,645
8,742	Ocwen Financial Corp.*	112,684
13,825	Old National Bancorp	141,015
1,481	One Liberty Properties, Inc. REIT	22,896
6,099	OneBeacon Insurance Group Ltd., Class A	77,701
1,535	Oppenheimer Holdings, Inc., Class A	39,726
1,998	optionsXpress Holdings, Inc.	30,170
1,039	Pacific Capital Bancorp NA*	31,149
1,915	Pacific Continental Corp.	18,844
3,653	PacWest Bancorp	72,512
2,238	Park National Corp.	137,950
4,751	Parkway Properties, Inc. REIT	83,760
1,169	Peapack Gladstone Financial Corp.	13,116
418	Penns Woods Bancorp, Inc.	14,852
8,566	Pennsylvania Real Estate Investment Trust REIT	125,064
1,974	PennyMac Mortgage Investment Trust REIT	31,604
5,049	Penson Worldwide, Inc.*	15,450
2,533	Peoples Bancorp, Inc.	30,219
61,017	Phoenix Cos., Inc. (The)*	146,441
6,075	Platinum Underwriters Holdings Ltd. (Bermuda)	208,676
22,416	PMI Group, Inc. (The)*	22,416
3,830	Post Properties, Inc. REIT	162,392
5,443	Presidential Life Corp.	61,832
5,858	Primerica, Inc.	126,650
3,243	ProAssurance Corp.*	225,875
6,563	Provident Financial Services, Inc.	90,963
4,030	Provident New York Bancorp	30,386
11,544	Radian Group, Inc.	36,594
20,754	RAIT Financial Trust REIT	115,392
5,362	Ramco-Gershenson Properties Trust REIT	65,792
16,169	Redwood Trust, Inc. REIT	231,702
3,469	Renasant Corp.	53,076
1,713	Republic Bancorp, Inc., Class A	31,022
2,508	Resource America, Inc., Class A	14,722
2,569	Retail Opportunity Investments Corp. REIT	28,567
2,361	RLI Corp.	149,097
3,997	S&T Bancorp, Inc.	76,023
1,223	S.Y. Bancorp, Inc.	27,774
2,101	Safety Insurance Group, Inc.	85,301
2,880	Sandy Spring Bancorp, Inc.	51,466
5,069	SeaBright Holdings, Inc.	46,077
12,351	Seacoast Banking Corp. of Florida*	19,515
10,002	Selective Insurance Group, Inc.	163,933
1,689	Sierra Bancorp	19,457
1,673	Simmons First National Corp., Class A	40,420
2,461	Southwest Bancorp, Inc.*	15,258
3,027	Sovran Self Storage, Inc. REIT	122,745
4,532	St. Joe Co. (The)*	80,262
2,519	State Auto Financial Corp.	41,765
1,741	State Bancorp, Inc.	22,633
2,936	StellarOne Corp.	36,524
3,890	Sterling Bancorp	36,761
8,029	Stewart Information Services Corp.	85,107
14,197	Strategic Hotels & Resorts, Inc. REIT*	96,540
1,405	Suffolk Bancorp	17,029
4,078	Summit Hotel Properties, Inc. REIT	46,000
2,107	Sun Communities, Inc. REIT	80,635
16,274	Sunstone Hotel Investors, Inc. REIT*	145,001
24,241	Susquehanna Bancshares, Inc.	182,535
10,503	SWS Group, Inc.	57,241
791	Tompkins Financial Corp.	31,956
1,834	TriCo Bancshares	27,180
14,235	TrustCo Bank Corp. NY	65,766
7,732	Trustmark Corp.	168,480
15,505	Umpqua Holdings Corp.	176,137
3,469	Union First Market Bankshares Corp.	43,189
5,162	United Bankshares, Inc.	123,165
6,177	United Community Banks, Inc.*	67,515
3,201	United Fire & Casualty Co.	54,897
2,216	Univest Corp. of Pennsylvania	32,952
1,920	Urstadt Biddle Properties, Inc., Class A REIT	34,061
8,755	U-Store-It Trust REIT	93,241
3,558	Virginia Commerce Bancorp, Inc.*	22,664
5,806	Walter Investment Management Corp.	140,447
13,893	Washington Federal, Inc.	234,931
1,693	Washington Trust Bancorp, Inc.	38,567
9,217	Webster Financial Corp.	188,211
4,037	WesBanco, Inc.	82,960
3,003	West Bancorp, Inc.	29,940
1,595	West Coast Bancorp*	25,967
2,266	Westamerica Bancorp	106,343
6,688	Western Alliance Bancorp*	47,017
4,668	Wilshire Bancorp, Inc.*	15,404
3,476	Wintrust Financial Corp.	118,810
857	WSFS Financial Corp.	34,031
		15,713,195
	Health Care - 3.9%
556	Accretive Health, Inc.*	16,702
3,756	Addus HomeCare Corp.*	21,897
8,453	Affymetrix, Inc.*	47,759

5,880	Albany Molecular Research, Inc.*	$28,106
10,653	Allied Healthcare International, Inc.*	40,694
2,501	American Dental Partners, Inc.*	29,062
8,367	AMN Healthcare Services, Inc.*	67,438
4,708	AmSurg Corp., Class A*	119,724
1,805	Assisted Living Concepts, Inc., Class A	28,284
9,718	BioScrip, Inc.*	69,775
22,058	Cambrex Corp.*	97,276
2,244	Capital Senior Living Corp.*	19,725
4,407	Charles River Laboratories International, Inc.*	174,297
3,583	CONMED Corp.*	93,158
6,483	Cross Country Healthcare, Inc.*	44,798
5,741	Healthways, Inc.*	85,713
5,678	Hill-Rom Holdings, Inc.	211,733
3,290	Invacare Corp.	98,634
2,691	LCA-Vision, Inc.*	11,329
6,687	Lincare Holdings, Inc.	171,120
4,607	Magellan Health Services, Inc.*	240,025
4,096	MedCath Corp.*	53,740
2,814	Medical Action Industries, Inc.*	21,443
919	National Healthcare Corp.	43,717
1,098	Palomar Medical Technologies, Inc.*	10,892
26,002	PDL BioPharma, Inc.	160,952
10,474	PharMerica Corp.*	133,753
8,781	Select Medical Holdings Corp.*	68,931
2,696	Skilled Healthcare Group, Inc., Class A*	23,725
9,314	Sunrise Senior Living, Inc.*	82,150
1,718	SurModics, Inc.*	18,898
4,795	Symmetry Medical, Inc.*	46,176
		2,381,626
	Industrials - 17.9%
3,447	A.O. Smith Corp.	142,947
6,601	ABM Industries, Inc.	148,523
10,632	ACCO Brands Corp.*	91,116
3,524	Accuride Corp.*	40,350
3,201	Aceto Corp.	19,526
3,051	Acuity Brands, Inc.	148,553
10,551	Air Transport Services Group, Inc.*	52,544
775	Alamo Group, Inc.	18,530
3,505	Albany International Corp., Class A	93,128
4,802	Alexander & Baldwin, Inc.	231,504
1,201	Amerco, Inc.*	108,258
1,891	American Railcar Industries, Inc.*	44,231
5,969	American Reprographics Co.*	40,768
1,357	American Woodmark Corp.	22,553
913	Ameron International Corp.	77,687
1,163	Ampco-Pittsburgh Corp.	30,296
5,150	Apogee Enterprises, Inc.	58,968
4,027	Applied Industrial Technologies, Inc.	128,542
4,176	Arkansas Best Corp.	100,475
2,726	Armstrong World Industries, Inc.	107,677
1,973	Astec Industries, Inc.*	74,027
2,437	Baltic Trading Ltd. (Marshall Islands)	13,379
5,989	Barnes Group, Inc.	145,832
6,567	Beacon Roofing Supply, Inc.*	140,402
3,614	Belden, Inc.	133,176
3,211	Blount International, Inc.*	53,399
26,075	BlueLinx Holdings, Inc.*	58,669
4,614	Brady Corp., Class A	136,574
8,274	Briggs & Stratton Corp.	141,816
21,837	Builders FirstSource, Inc.*	50,225
847	Cascade Corp.	42,342
7,038	Casella Waste Systems, Inc., Class A*	44,269
7,189	CBIZ, Inc.*	53,630
3,072	CDI Corp.	39,813
2,582	Celadon Group, Inc.*	35,322
1,225	CIRCOR International, Inc.	52,981
2,788	Columbus McKinnon Corp.*	45,863
1,887	Commercial Vehicle Group, Inc.*	20,002
1,545	Consolidated Graphics, Inc.*	79,707
2,518	Corporate Executive Board Co. (The)	102,357
2,315	Courier Corp.	22,247
13,657	Covanta Holding Corp.	235,993
2,849	Covenant Transport Group, Inc., Class A*	16,724
1,398	CRA International, Inc.*	37,578
4,356	Crane Co.	201,770
4,706	Curtiss-Wright Corp.	150,404
7,719	Deluxe Corp.	181,705
2,699	DigitalGlobe, Inc.*	70,498
3,805	Dollar Thrifty Automotive Group, Inc.*	274,112
1,423	Ducommun, Inc.	31,306
5,775	Dycom Industries, Inc.*	98,406
2,424	Encore Wire Corp.	53,352
16,896	EnergySolutions, Inc.	85,494
4,174	Ennis, Inc.	73,212
2,535	EnPro Industries, Inc.*	117,218
11,592	Federal Signal Corp.	67,002
3,489	Flow International Corp.*	11,898
1,738	FreightCar America, Inc.*	42,894
4,577	Frozen Food Express Industries*	16,935
2,420	G&K Services, Inc., Class A	82,449
5,757	Gibraltar Industries, Inc.*	59,182
1,506	GP Strategies Corp.*	19,503
5,747	Granite Construction, Inc.	134,365
2,332	Greenbrier Cos., Inc.*	46,920
7,692	Griffon Corp.*	72,689
4,273	H&E Equipment Services, Inc.*	51,276
1,518	Hardinge, Inc.	16,622
4,906	Heartland Express, Inc.	75,160
4,471	Herman Miller, Inc.	102,878
5,804	HNI Corp.	121,362
92,945	Horizon Lines, Inc., Class A	97,592
8,162	Hudson Highland Group, Inc.*	48,890
2,742	Insperity, Inc.	80,121
1,942	Insteel Industries, Inc.	22,255
5,448	Interline Brands, Inc.*	91,145
1,203	International Shipholding Corp.	24,770
2,817	John Bean Technologies Corp.	49,748
1,324	Kadant, Inc.*	34,834
2,338	Kaman Corp.	83,280
7,449	Kelly Services, Inc., Class A*	116,577
6,302	Kennametal, Inc.	248,488
3,121	Kforce, Inc.*	43,007
9,879	Kimball International, Inc., Class B	59,274
3,621	Korn/Ferry International*	77,996
1,447	Kratos Defense & Security Solutions, Inc.*	15,729
2,997	Landstar System, Inc.	134,415
676	Lawson Products, Inc.	12,621
3,853	Lennox International, Inc.	142,484
1,084	LS Starrett Co., Class A	13,756
4,221	LSI Industries, Inc.	35,119
3,052	Lydall, Inc.*	36,868
3,679	M&F Worldwide Corp.*	92,196

11,408	Manitowoc Co., Inc. (The)	$159,598
1,546	Marten Transport Ltd.	31,801
2,672	McGrath Rentcorp	69,552
14,167	Meritor, Inc.*	191,255
1,340	Michael Baker Corp.*	27,952
1,599	Miller Industries, Inc.	26,192
2,759	Mine Safety Appliances Co.	94,137
4,661	Mueller Industries, Inc.	174,927
27,513	Mueller Water Products, Inc., Class A	89,968
932	NACCO Industries, Inc., Class A	84,700
9,060	Navigant Consulting, Inc.*	106,636
6,270	NCI Building Systems, Inc.*	70,788
1,494	NN, Inc.*	17,599
1,746	Northwest Pipe Co.*	52,467
18,037	Pacer International, Inc.*	96,318
2,040	Park-Ohio Holdings Corp.*	38,780
3,699	Pike Electric Corp.*	32,514
10,458	Pinnacle Airlines Corp.*	41,727
3,607	Quality Distribution, Inc.*	41,481
3,907	Quanex Building Products Corp.	61,223
26,573	Republic Airways Holdings, Inc.*	115,061
3,538	Resources Connection, Inc.	46,065
13,776	RSC Holdings, Inc.*	164,485
4,949	Rush Enterprises, Inc., Class A*	98,931
4,223	Saia, Inc.*	63,641
562	Sauer-Danfoss, Inc.*	26,695
1,284	Schawk, Inc.	20,274
7,474	School Specialty, Inc.*	89,837
26	Seaboard Corp.	67,990
1,662	SeaCube Container Leasing Ltd. (Bermuda)	24,116
8,655	SFN Group, Inc.*	120,478
3,202	Simpson Manufacturing Co., Inc.	90,617
8,910	Standard Register Co. (The)	26,730
1,334	Standex International Corp.	42,941
18,067	Steelcase, Inc., Class A	179,405
7,392	Swift Transportation Co.*	83,825
18,441	TBS International PLC, Class A (Ireland)*	30,243
5,059	Tecumseh Products Co., Class A*	51,703
1,306	Tennant Co.	55,910
2,151	Toro Co. (The)	115,788
2,764	Tredegar Corp.	52,682
1,916	Trimas Corp.*	45,927
5,565	TrueBlue, Inc.*	83,531
663	Twin Disc, Inc.	25,194
1,441	UniFirst Corp.	79,039
2,858	Universal Forest Products, Inc.	84,225
2,562	USA Truck, Inc.*	29,002
2,835	Viad Corp.	58,770
3,369	Wabash National Corp.*	25,301
2,973	Watts Water Technologies, Inc., Class A	99,685
5,471	Werner Enterprises, Inc.	128,842
1,750	Willis Lease Finance Corp.*	23,275
2,113	Xerium Technologies, Inc.*	34,526
		11,096,629
	Information Technology - 9.1%
9,627	Acxiom Corp.*	132,275
5,892	Agilysys, Inc.*	56,386
2,562	American Software, Inc., Class A	21,931
27,295	Amkor Technology, Inc.*	145,482
2,886	Applied Micro Circuits Corp.*	18,211
9,198	Aviat Networks, Inc.*	35,596
3,451	Avid Technology, Inc.*	45,174
4,092	AVX Corp.	56,961
10,191	Axcelis Technologies, Inc.*	16,917
879	Bel Fuse, Inc., Class B	16,719
11,775	Benchmark Electronics, Inc.*	172,504
2,576	Black Box Corp.	73,390
10,600	Broadridge Financial Solutions, Inc.	244,436
3,911	CACI International, Inc., Class A*	231,062
4,271	Checkpoint Systems, Inc.*	67,055
12,237	CIBER, Inc.*	61,430
13,728	Compuware Corp.*	132,612
16,452	Convergys Corp.*	204,663
4,426	CTS Corp.	43,508
2,844	Digi International, Inc.*	40,641
2,209	Digital River, Inc.*	56,329
4,731	DSP Group, Inc.*	35,908
3,814	DST Systems, Inc.	195,239
1,284	Dynamics Research Corp.*	15,524
15,717	EarthLink, Inc.	126,365
1,672	Electro Rent Corp.	27,019
1,974	Electro Scientific Industries, Inc.*	37,921
4,823	Electronics for Imaging, Inc.*	83,004
7,609	Emulex Corp.*	64,296
1,806	EPIQ Systems, Inc.	23,334
959	ePlus, Inc.*	25,442
3,801	Exar Corp.*	25,125
7,290	Extreme Networks, Inc.*	24,713
2,808	Fair Isaac Corp.	83,538
11,669	Fairchild Semiconductor International, Inc.*	175,152
3,710	FormFactor, Inc.*	34,095
3,989	Gerber Scientific, Inc.*	43,959
15,888	Global Cash Access Holdings, Inc.*	44,645
19,704	Hutchinson Technology, Inc.*	61,673
9,423	Imation Corp.*	78,399
3,320	InfoSpace, Inc.*	31,640
13,534	Integrated Device Technology, Inc.*	92,573
7,030	Intermec, Inc.*	75,783
13,532	Intersil Corp., Class A	163,061
1,325	IXYS Corp.*	18,073
7,038	Lionbridge Technologies, Inc.*	22,873
3,900	Methode Electronics, Inc.	41,262
13,923	ModusLink Global Solutions, Inc.	58,337
6,585	Molex, Inc.	154,616
10,373	Monster Worldwide, Inc.*	121,779
992	MTS Systems Corp.	39,095
2,685	Newport Corp.*	41,725
5,402	Novellus Systems, Inc.*	167,678
18,408	Openwave Systems, Inc.*	41,418
1,709	Park Electrochemical Corp.	44,707
7,487	PC Connection, Inc.*	58,548
4,335	PC Mall, Inc.*	34,246
4,125	Pfsweb, Inc.*	19,759
8,489	Photronics, Inc.*	63,498
2,438	Plantronics, Inc.	83,501
16,919	Pulse Electronics Corp.	70,721
6,152	QLogic Corp.*	93,326
22,300	Quantum Corp.*	58,649
3,132	RadiSys Corp.*	24,868
8,436	RealNetworks, Inc.*	28,514
1,752	Richardson Electronics Ltd.	25,982
1,058	Rimage Corp.	15,680
3,667	ScanSource, Inc.*	135,496
3,132	Silicon Image, Inc.*	17,946

1,974	Standard Microsystems Corp.*	$46,705
4,064	StarTek, Inc.*	14,630
770	Supertex, Inc.*	14,923
1,440	Sycamore Networks, Inc.	28,368
4,599	Symmetricom, Inc.*	26,076
8,682	Tekelec*	68,154
36,053	Tellabs, Inc.	149,259
1,350	Tessco Technologies, Inc.	20,047
24,355	THQ, Inc.*	64,906
21,837	United Online, Inc.	130,367
5,624	ValueClick, Inc.*	101,569
1,715	Vishay Precision Group, Inc.*	29,241
4,794	Zoran Corp.*	39,790
		5,658,022
	Materials - 5.5%
4,780	A. Schulman, Inc.	105,877
3,682	A.M. Castle & Co.*	63,920
1,056	AEP Industries, Inc.*	28,597
2,182	American Vanguard Corp.	29,806
2,954	Arch Chemicals, Inc.	139,193
14,723	Boise, Inc.	102,030
3,396	Buckeye Technologies, Inc.	91,318
3,871	Carpenter Technology Corp.	222,350
6,724	Century Aluminum Co.*	87,547
3,613	Eagle Materials, Inc.	89,783
9,168	Ferro Corp.*	119,367
4,164	Georgia Gulf Corp.*	83,447
5,940	H.B. Fuller Co.	135,788
806	Haynes International, Inc.	50,488
16,245	Headwaters, Inc.*	37,201
1,658	Innospec, Inc.*	53,255
897	Kronos Worldwide, Inc.	27,771
3,339	Landec Corp.*	20,635
15,027	Louisiana-Pacific Corp.*	116,459
6,556	Metals USA Holdings Corp.*	100,831
1,588	Minerals Technologies, Inc.	102,871
5,760	Myers Industries, Inc.	68,544
2,372	Neenah Paper, Inc.	47,891
9,497	Olin Corp.	198,582
1,455	Olympic Steel, Inc.	38,048
8,037	P.H. Glatfelter Co.	121,278
2,739	Penford Corp.*	15,914
2,999	RTI International Metals, Inc.*	96,178
4,545	Sensient Technologies Corp.	168,710
10,931	Spartech Corp.*	62,853
1,810	Texas Industries, Inc.	69,884
3,627	TPC Group, Inc.*	145,624
16,155	Verso Paper Corp.*	40,549
5,654	W.R. Grace & Co.*	285,188
10,276	Wausau Paper Corp.	75,837
8,263	Worthington Industries, Inc.	173,275
		3,416,889
	Telecommunication Services - 1.6%
7,999	Alaska Communications Systems Group, Inc.	57,833
65,542	Cincinnati Bell, Inc.*	226,775
4,310	Consolidated Communications Holdings, Inc.	77,666
4,984	General Communication, Inc., Class A*	56,568
2,310	Hickorytech Corp.	24,671
1,725	IDT Corp., Class B*	41,624
12,567	Leap Wireless International, Inc.*	169,152
8,308	Premiere Global Services, Inc.*	70,286
2,848	SureWest Communications	37,366
2,196	United States Cellular Corp.	97,041
7,493	USA Mobility, Inc.	123,710
		982,692
	Utilities - 4.9%
4,754	ALLETE, Inc.	191,349
1,966	American States Water Co.	67,218
9,264	Avista Corp.	233,545
5,559	Black Hills Corp.	166,103
4,479	California Water Service Group	82,011
1,740	Central Vermont Public Service Corp.	61,057
2,633	CH Energy Group, Inc.	134,467
808	Connecticut Water Service, Inc.	20,467
4,683	El Paso Electric Co.	156,646
6,454	Empire District Electric Co. (The)	131,726
6,491	IDACORP, Inc.	254,512
4,141	Laclede Group, Inc. (The)	154,252
2,849	MGE Energy, Inc.	117,037
5,740	New Jersey Resources Corp.	250,321
3,581	Northwest Natural Gas Co.	159,748
6,387	NorthWestern Corp.	204,512
6,654	Otter Tail Corp.	138,270
1,847	SJW Corp.	43,442
6,266	Southwest Gas Corp.	233,659
5,761	Unisource Energy Corp.	212,120
1,813	Unitil Corp.	46,322
		3,058,784
	Total Common Stocks and Other Equity Interests
	(Cost $60,929,361)	62,074,162

	Money Market Fund - 0.2%
124,184	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $124,184)	124,184

	Total Investments
	(Cost $61,053,545)(a)-100.2%	62,198,346
	Liabilities in excess of other assets-(0.2)%	(113,045)
	Net Assets-100.0%	$62,085,301

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $61,075,500. The net unrealized appreciation was $1,122,846 which consisted of aggregate gross unrealized appreciation of $3,029,263 and aggregate gross unrealized depreciation of $1,906,417.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Consumer Discretionary - 12.1%
15,976	AH Belo Corp., Class A	$102,246
6,422	Asbury Automotive Group, Inc.*	138,266
2,226	Ascent Capital Group, Inc., Class A*	107,093
15,714	Audiovox Corp., Class A*	112,984
19,084	Callaway Golf Co.	121,183
22,943	ChinaCast Education Corp.(a)*	112,880
13,732	Conn’s, Inc. (a)*	113,014
3,333	Core-Mark Holding Co., Inc.*	124,121
11,860	Cost Plus, Inc.*	105,435
3,005	Dorman Products, Inc.*	107,369
12,265	E.W. Scripps Co. (The), Class A*	105,724
3,997	Fisher Communications, Inc.*	117,192
8,237	Fred’s, Inc., Class A	108,564
4,438	Geeknet, Inc.*	109,352
3,442	G-III Apparel Group Ltd.*	106,255
10,344	Global Traffic Network, Inc.*	121,956
46,630	Gray Television, Inc.*	113,311
28,957	Hastings Entertainment, Inc.*	134,650
14,940	InterCLICK, Inc.*	107,120
6,434	JAKKS Pacific, Inc.*	112,273
12,507	Krispy Kreme Doughnuts, Inc.*	102,307
6,034	Lithia Motors, Inc., Class A	124,542
37,223	LJ International, Inc. (British Virgin Islands)*	114,647
21,502	Luby’s, Inc.*	117,616
6,593	MDC Partners, Inc., Class A (Canada)	131,662
7,897	Motorcar Parts of America, Inc.*	101,950
6,923	Movado Group, Inc.	112,014
10,882	Pep Boys - Manny, Moe & Jack (The)	116,981
4,711	Perry Ellis International, Inc.*	110,096
15,042	Red Lion Hotels Corp.*	113,567
3,232	Red Robin Gourmet Burgers, Inc.*	111,245
9,616	Rocky Brands, Inc.*	122,412
3,920	Shoe Carnival, Inc.*	123,833
8,378	Speedway Motorsports, Inc.	113,941
7,087	Stage Stores, Inc.	126,149
7,816	Standard Motor Products, Inc.	110,987
12,333	Stein Mart, Inc.	117,163
4,631	Steinway Musical Instruments, Inc.*	134,253
16,267	Stewart Enterprises, Inc., Class A	113,056
4,142	Stonemor Partners LP	116,142
14,633	Summer Infant, Inc.*	125,990
5,392	Superior Industries International, Inc.	109,134
21,805	TravelCenters of America LLC*	114,476
8,626	Unifi, Inc.*	110,672
4,707	Universal Electronics, Inc.*	110,191
15,509	ValueVision Media, Inc., Class A*	116,162
8,546	Zagg, Inc. (a)*	131,181
21,206	Zale Corp.*	118,966
		5,552,323
	Consumer Staples - 3.5%
36,783	Alliance One International, Inc.*	121,016
11,704	Central Garden & Pet Co., Class A*	102,527
13,817	Craft Brewers Alliance, Inc.*	107,634
5,958	Imperial Sugar Co.	137,511
3,314	Nash Finch Co.	118,641
8,626	Omega Protein Corp.*	104,547
6,326	Pantry, Inc. (The)*	112,729
9,268	Prestige Brands Holdings, Inc.*	113,255
22,943	Smart Balance, Inc.*	108,750
6,090	Spartan Stores, Inc.	107,549
16,726	SunOpta, Inc. (Canada)*	98,516
7,573	Susser Holdings Corp.*	123,516
14,058	Winn-Dixie Stores, Inc.*	126,241
11,332	Zhongpin, Inc. (a)*	117,060
		1,599,492
	Energy - 8.9%
12,471	Capital Product Partners LP (Marshall Islands)	100,516
33,473	Crimson Exploration, Inc.*	105,440
9,998	Crosstex Energy, Inc.	145,971
3,475	Dawson Geophysical Co.*	137,923
31,012	DHT Holdings, Inc.	111,643
7,901	Endeavour International Corp.*	99,079
8,023	Energy Partners Ltd.*	136,471
13,533	Fx Energy, Inc.*	129,375
5,297	Georesources, Inc.*	135,179
4,483	Global Partners LP	97,819
11,004	Green Plains Renewable Energy, Inc.*	120,494
3,681	Gulf Island Fabrication, Inc.	127,363
10,768	Harvest Natural Resources, Inc.*	147,522
21,572	Hercules Offshore, Inc.*	101,388
27,632	Hyperdynamics Corp. (a)*	146,450
5,392	Knightsbridge Tankers Ltd. (Bermuda)	111,021
8,881	Matrix Service Co.*	123,801
18,573	Miller Energy Resources, Inc.*	81,907
6,851	Mitcham Industries, Inc.*	124,414
7,334	Natural Gas Services Group, Inc.*	116,684
1,169	OYO Geospace Corp.*	118,572
20,289	Parker Drilling Co.*	128,632
16,917	PetroQuest Energy, Inc.*	137,535
5,467	PHI, Inc.*	117,705
7,812	Pioneer Drilling Co.*	127,101
7,176	REX American Resources Corp.*	123,643
11,878	Scorpio Tankers, Inc. (Marshall Islands)*	87,778
12,640	Teekay Tankers Ltd., Class A (Marshall Islands) (a)	103,522
3,280	TransMontaigne Partners LP	114,308
11,860	Tsakos Energy Navigation Ltd. (Bermuda)	107,452
11,547	Union Drilling, Inc.*	128,749
37,924	Uranerz Energy Corp. (a)*	114,151
19,743	VAALCO Energy, Inc.*	131,488
13,892	Willbros Group, Inc.*	127,806
		4,068,902
	Financials - 23.6%
5,708	1st Source Corp.	131,569
17,232	Advance America Cash Advance Centers, Inc.	121,486
5,302	Agree Realty Corp. REIT	120,408

6,210	American Safety Insurance Holdings Ltd. (Bermuda)*	$116,437
5,240	AMERISAFE, Inc.*	112,712
7,368	Apollo Commercial Real Estate Finance, Inc. REIT	114,646
25,406	Arbor Realty Trust, Inc. REIT*	107,721
3,765	Arlington Asset Investment Corp., Class A	105,721
16,166	ARMOUR Residential REIT, Inc.	117,042
9,528	Ashford Hospitality Trust, Inc. REIT	103,855
14,145	Asta Funding, Inc.	111,321
6,840	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	121,000
11,388	Bancorp, Inc. (The)*	102,492
6,803	Banner Corp.	125,992
5,306	Berkshire Hills Bancorp, Inc.	116,308
18,046	Boston Private Financial Holdings, Inc.	125,059
13,292	Brookline Bancorp, Inc.	113,647
8,182	Calamos Asset Management, Inc., Class A	111,439
1,280	Capital Southwest Corp.	120,205
24,176	CapLease, Inc. REIT	107,583
23,052	Cedar Shopping Centers, Inc. REIT	114,338
6,961	Chesapeake Lodging Trust REIT	114,856
6,586	Colony Financial, Inc. REIT	115,979
31,599	Cowen Group, Inc., Class A*	124,816
8,161	Dime Community Bancshares	114,662
9,276	Duff & Phelps Corp., Class A	105,654
12,274	Dynex Capital, Inc. REIT	111,693
13,871	Education Realty Trust, Inc. REIT	121,787
5,387	Federal Agricultural Mortgage Corp., Class C	108,817
20,697	First Commonwealth Financial Corp.	106,383
3,614	First Financial Corp.	119,587
8,060	First Interstate BancSystem, Inc.	107,843
13,292	First Merchants Corp.	118,963
14,090	Flagstone Reinsurance Holdings SA (Luxembourg)	125,542
9,456	Flushing Financial Corp.	116,498
8,783	Fox Chase Bancorp, Inc.	117,429
12,837	Gladstone Capital Corp.	115,533
16,662	Gladstone Investment Corp.	116,967
7,973	Golub Capital BDC, Inc.	124,777
39,209	Gramercy Capital Corp. REIT*	107,433
23,149	Harris & Harris Group, Inc.*	118,060
11,317	Hercules Technology Growth Capital, Inc.	106,380
7,886	HFF, Inc., Class A*	119,079
13,432	Hilltop Holdings, Inc.*	117,530
7,607	Horace Mann Educators Corp.	110,758
9,708	ICG Group, Inc.*	107,273
4,516	Independent Bank Corp.	119,900
4,907	INTL FCStone, Inc.*	112,763
3,820	Kansas City Life Insurance Co.	111,926
23,855	Kite Realty Group Trust REIT	108,302
14,942	Kohlberg Capital Corp.	106,536
13,066	Maiden Holdings Ltd. (Bermuda)	121,122
6,192	Main Street Capital Corp.	108,112
9,387	Marlin Business Services Corp.*	117,150
19,552	MCG Capital Corp.	108,905
11,987	Meadowbrook Insurance Group, Inc.	112,678
13,533	Mission West Properties, Inc. REIT	109,617
8,969	MVC Capital, Inc.	112,202
14,635	Nara Bancorp, Inc.*	117,519
735	National Western Life Insurance Co., Class A	125,928
11,141	NewStar Financial, Inc.*	118,540
14,477	NGP Capital Resources Co.	113,934
29,473	NorthStar Realty Finance Corp. REIT	114,355
4,210	Oppenheimer Holdings, Inc., Class A	108,955
9,200	Oriental Financial Group, Inc.	114,264
6,961	Parkway Properties, Inc. REIT	122,722
10,220	PennantPark Investment Corp.	108,536
7,171	PennyMac Mortgage Investment Trust REIT	114,808
7,651	Pinnacle Financial Partners, Inc.*	116,678
11,375	Presidential Life Corp.	129,220
14,209	Provident New York Bancorp	107,136
18,841	RAIT Financial Trust REIT	104,756
9,597	Ramco-Gershenson Properties Trust REIT	117,755
8,214	Renasant Corp.	125,674
18,801	Resource Capital Corp. REIT	107,166
11,057	Retail Opportunity Investments Corp. REIT	122,954
7,093	Sabra Health Care REIT, Inc.	102,210
6,274	Safeguard Scientifics, Inc.*	114,250
2,818	Safety Insurance Group, Inc.	114,411
6,600	Sandy Spring Bancorp, Inc.	117,942
12,010	SeaBright Holdings, Inc.	109,171
11,860	Stewart Information Services Corp.	125,716
37,000	Thomas Properties Group, Inc.*	120,250
6,436	Triangle Capital Corp.	110,635
11,050	Two Harbors Investment Corp. REIT	108,290
7,703	United Financial Bancorp, Inc.	120,090
6,840	United Fire & Casualty Co.	117,306
8,626	ViewPoint Financial Group	112,311
1,941	Virtus Investment Partners, Inc.*	152,485
5,552	Walter Investment Management Corp. REIT	134,303
5,161	Washington Trust Bancorp, Inc.	117,568
6,044	WesBanco, Inc.	124,204
9,938	Winthrop Realty Trust REIT	109,914
2,995	WSFS Financial Corp.	118,931
		10,865,380
	Health Care - 8.8%
15,976	Achillion Pharmaceuticals, Inc.*	118,382
16,973	Akorn, Inc.*	117,623
9,178	American Dental Partners, Inc.*	106,648
8,353	AngioDynamics, Inc.*	115,522
29,052	BSD Medical Corp. (a)*	95,291
14,637	Caliper Life Sciences, Inc.*	119,292
4,415	Cantel Medical Corp.	110,066
12,778	Capital Senior Living Corp.*	112,319
8,140	Cardiovascular Systems, Inc.*	121,693
14,539	Depomed, Inc.*	109,915
19,084	Dusa Pharmaceuticals, Inc.*	97,138
12,756	Endologix, Inc.*	115,824
3,865	Ensign Group, Inc. (The)	109,766
20,472	Five Star Quality Care, Inc.*	101,336
8,510	Furiex Pharmaceuticals, Inc.*	161,350
4,412	Greatbatch, Inc.*	109,947
7,828	Healthways, Inc.*	116,872
2,717	ICU Medical, Inc.*	115,418
8,736	MedCath Corp.*	114,616
22,848	Merge Healthcare, Inc.*	116,068
7,625	Omnicell, Inc.*	130,464
40,396	PharmAthene, Inc.*	107,049
16,501	QLT, Inc. (Canada)*	112,867
12,560	Skilled Healthcare Group, Inc., Class A*	110,528

43,064	Solta Medical, Inc.*	$105,076
12,838	Spectrum Pharmaceuticals, Inc.*	136,083
12,458	Sunrise Senior Living, Inc.*	109,880
39,873	SuperGen, Inc.*	122,011
13,244	Symmetry Medical, Inc.*	127,540
21,572	Synergetics USA, Inc.*	113,469
9,787	Syneron Medical Ltd. (Israel)*	118,618
5,464	Triple-S Management Corp., Class B*	117,858
4,820	US Physical Therapy, Inc.	116,066
42,271	YM Biosciences, Inc. (Canada)*	99,337
49,928	Zalicus, Inc.*	114,834
		4,026,766
	Industrials - 17.7%
17,710	Aceto Corp.	108,031
48,497	Active Power, Inc. (a)*	81,960
17,350	Air Transport Services Group, Inc.*	86,403
5,004	Alamo Group, Inc.	119,646
16,501	Alexco Resource Corp. (Canada)*	122,768
4,961	Altra Holdings, Inc.*	110,333
5,063	American Railcar Industries, Inc.*	118,424
9,273	Apogee Enterprises, Inc.	106,176
5,749	CAI International, Inc.*	100,895
2,485	Cascade Corp.	124,225
2,145	Consolidated Graphics, Inc.*	110,660
15,344	Covenant Transport Group, Inc., Class A*	90,069
4,395	CRA International, Inc.*	118,138
14,036	Dolan Co. (The)*	111,305
5,791	Ducommun, Inc.	127,402
4,676	DXP Enterprises, Inc.*	127,140
7,253	Dycom Industries, Inc.*	123,591
5,298	Dynamic Materials Corp.	112,318
47,923	Eagle Bulk Shipping, Inc. (a)*	113,098
4,903	Encore Wire Corp.	107,915
24,040	EnergySolutions, Inc.	121,642
6,843	Ennis, Inc.	120,026
36,790	Excel Maritime Carriers Ltd. (Liberia)*	94,918
2,713	Exponent, Inc.*	113,430
23,949	Force Protection, Inc.*	109,447
3,470	G&K Services, Inc., Class A	118,223
10,493	Gibraltar Industries, Inc.*	107,868
4,421	Global Power Equipment Group, Inc.*	114,813
22,300	Global Ship Lease, Inc., Class A*	87,639
8,718	GP Strategies Corp.*	112,898
21,278	Great Lakes Dredge & Dock Corp.	126,604
6,028	Greenbrier Cos., Inc.*	121,283
10,888	Hardinge, Inc.	119,224
20,858	Hawaiian Holdings, Inc.*	98,033
3,685	Hurco Cos., Inc.*	108,413
4,666	ICF International, Inc.*	108,998
11,297	Industrial Services of America, Inc. (a)*	114,665
6,528	Intersections, Inc.	126,774
3,768	Kadant, Inc.*	99,136
7,192	Kelly Services, Inc., Class A*	112,555
9,772	Kratos Defense & Security Solutions, Inc.*	106,222
3,871	Layne Christensen Co.*	113,459
3,609	LB Foster Co., Class A	125,413
14,944	LSI Industries, Inc.	124,334
9,936	Lydall, Inc.*	120,027
6,358	Miller Industries, Inc.	104,144
7,330	Mistras Group, Inc.*	125,050
4,810	Multi-Color Corp.	129,533
5,059	MYR Group, Inc.*	122,883
11,311	Navigant Consulting, Inc.*	133,130
23,052	Navios Maritime Holdings, Inc. (Greece)	99,354
7,943	NN, Inc.*	93,568
4,576	Northwest Pipe Co.*	137,509
12,099	On Assignment, Inc.*	123,410
3,268	Powell Industries, Inc.*	125,949
1,671	Preformed Line Products Co.	104,204
9,190	Primoris Services Corp.	112,118
21,766	Republic Airways Holdings, Inc.*	94,247
6,247	Rush Enterprises, Inc., Class A*	124,877
13,088	SFN Group, Inc.*	182,185
11,625	Sparton Corp.*	107,299
3,861	Standex International Corp.	124,286
4,908	Team, Inc.*	131,289
11,631	Tecumseh Products Co., Class A*	118,869
4,125	Titan Machinery, Inc.*	108,941
6,469	Tredegar Corp.	123,299
4,817	Trimas Corp.*	115,463
3,073	Twin Disc, Inc.	116,774
24,040	Ultrapetrol Bahamas Ltd.*	111,786
5,315	Viad Corp.	110,180
20,627	WCA Waste Corp.*	117,368
		8,144,256
	Information Technology - 17.9%
16,726	Accelrys, Inc.*	121,598
6,508	Allot Communications Ltd. (Israel)*	96,449
5,760	Amtech Systems, Inc. (a)*	103,392
5,592	Anaren, Inc.*	111,896
5,800	ATMI, Inc.*	108,170
14,005	AXT, Inc.*	122,264
3,792	Black Box Corp.	108,034
10,942	Brooks Automation, Inc.*	104,058
18,940	Bsquare Corp.*	118,186
3,911	CEVA, Inc.*	118,190
13,054	ChipMOS TECHNOLOGIES Bermuda LTD. (Bermuda)*	100,385
21,421	CIBER, Inc.*	107,533
22,257	Cogo Group, Inc.*	104,830
11,004	Daktronics, Inc.	109,270
9,125	Digi International, Inc.*	130,396
41,854	Dot Hill Systems Corp.*	94,590
6,155	Electro Scientific Industries, Inc.*	118,238
43,373	EMCORE Corp.*	113,637
8,364	EPIQ Systems, Inc.	108,063
4,490	ePlus, Inc.*	119,120
15,271	EXFO, Inc. (Canada)*	114,685
43,373	FSI International, Inc.*	122,746
7,651	Globecomm Systems, Inc.*	106,808
22,558	Glu Mobile, Inc. (a)*	113,241
9,841	GSI Group, Inc. (Canada)*	110,514
12,605	Imation Corp.*	104,874
13,013	InfoSpace, Inc.*	124,014
16,166	Internap Network Services Corp.*	100,552
35,700	inTEST Corp.*	121,023
7,924	IXYS Corp.*	108,083
8,317	Kemet Corp.*	101,467
4,965	Kenexa Corp.*	126,955
5,478	Keynote Systems, Inc.	131,198
18,216	Lattice Semiconductor Corp.*	112,939
9,853	LeCroy Corp.*	100,205
26,055	Limelight Networks, Inc.*	107,347
5,040	Liquidity Services, Inc.*	121,867

22,977	Magic Software Enterprises Ltd. (Israel)*	$119,251
39,340	Majesco Entertainment Co. (a)*	96,383
13,389	Marchex, Inc., Class B	116,083
3,333	Measurement Specialties, Inc.*	108,856
6,361	Mercury Computer Systems, Inc.*	106,801
17,207	MIPS Technologies, Inc.*	123,546
8,393	Monotype Imaging Holdings, Inc.*	114,984
21,502	NAM TAI Electronics, Inc. (Hong Kong)	125,787
6,272	Nanometrics, Inc.*	105,934
6,518	Newport Corp.*	101,290
11,733	Nova Measuring Instruments Ltd. (Israel)*	100,200
21,682	Novatel Wireless, Inc.*	111,229
6,357	Oplink Communications, Inc.*	107,306
52,119	Opnext, Inc.*	98,505
9,319	Orbotech Ltd. (Israel)*	104,652
15,271	PC Mall, Inc.*	120,641
14,036	Photronics, Inc.*	104,989
3,417	RADWARE Ltd. (Israel)*	113,273
11,088	Rudolph Technologies, Inc.*	95,246
15,887	S1 Corp.*	149,338
11,024	SeaChange International, Inc.*	105,389
11,631	ShoreTel, Inc.*	99,096
10,163	Sierra Wireless, Inc. (Canada)*	109,659
15,547	Sigma Designs, Inc.*	132,927
5,953	Silicom Ltd. (Israel)*	108,583
6,924	Silicon Graphics International Corp.*	98,805
18,392	Silicon Image, Inc.*	105,386
57,974	SMTC Corp.*	128,702
4,345	Standard Microsystems Corp.*	102,803
19,236	Telular Corp.	122,726
38,706	TheStreet.com, Inc.	109,925
3,928	Ultratech, Inc.*	103,503
9,528	VASCO Data Security International, Inc.*	92,231
6,196	Virtusa Corp.*	121,813
9,646	Web.com Group, Inc.*	83,824
33,263	Westell Technologies, Inc., Class A*	94,800
12,439	XO Group, Inc.*	116,305
		8,207,588
	Materials - 5.3%
7,168	A.M. Castle & Co.*	124,436
9,165	American Vanguard Corp.	125,194
25,641	Augusta Resource Corp. (Canada)*	126,154
15,267	Boise, Inc.	105,800
6,681	Golden Minerals Co.*	97,142
3,280	Hawkins, Inc.	112,898
1,901	Haynes International, Inc.	119,079
8,926	Horsehead Holding Corp.*	99,703
3,514	Innospec, Inc.*	112,870
7,168	KapStone Paper and Packaging Corp.*	111,749
11,786	Mercer International, Inc.*	108,903
5,577	Neenah Paper, Inc.	112,600
4,263	Olympic Steel, Inc.	111,477
7,745	PH Glatfelter Co.	116,872
17,538	Puda Coal, Inc.*	26,307
2,769	Quaker Chemical Corp.	112,255
16,726	Richmont Mines, Inc. (Canada)*	130,797
26,061	SinoCoking Coal and Coke Chemical Industries, Inc. (a)*	121,705
3,027	TPC Group, Inc.*	121,534
6,275	UFP Technologies, Inc.*	118,284
2,502	Universal Stainless & Alloy Products, Inc.*	111,814
11,297	Zoltek Cos., Inc.*	114,213
		2,441,786
	Telecommunication Services - 1.4%
9,843	General Communication, Inc., Class A*	111,718
4,414	IDT Corp., Class B	106,510
13,732	Iridium Communications, Inc.*	117,134
4,821	MagicJack VocalTec Ltd. (Israel)*	106,014
7,085	SureWest Communications	92,955
7,793	USA Mobility, Inc.	128,662
		662,993
	Utilities - 0.7%
2,947	Chesapeake Utilities Corp.	113,783
6,389	Middlesex Water Co.	116,855
21,412	Star Gas Partners LP	110,272
		340,910
	Total Common Stocks and Other Equity Interests (Cost $47,949,821)	45,910,396

	Money Market Fund - 0.8%
361,781	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $361,781)	361,781

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.7% (Cost $48,311,602)	46,272,177

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 2.3%
1,071,700	Liquid Assets Portfolio - Institutional Class (Cost $1,071,000) (b)	1,071,000

	Total Investments (Cost $49,382,602)(c)-103.0%	47,343,177
	Liabilities in excess of other assets-(3.0)%	(1,399,814)
	Net Assets-100.0%	$45,943,363

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a)  All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $49,547,654. The net unrealized depreciation was $2,204,477 which consisted of aggregate gross unrealized appreciation of $2,650,332 and aggregate gross unrealized depreciation of $4,854,809.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 58.0%
22,030	AAR Corp.	$646,360
12,226	Aerovironment, Inc.*	352,476
18,601	Alliant Techsystems, Inc.	1,213,343
113,489	Boeing Co. (The)	7,997,570
14,819	Cubic Corp.	719,314
5,840	Ducommun, Inc.	128,480
23,714	Elbit Systems Ltd. (Israel)	1,111,949
16,940	Esterline Technologies Corp.*	1,293,708
32,537	GenCorp, Inc.*	184,159
89,280	General Dynamics Corp.	6,083,539
51,153	Goodrich Corp.	4,866,696
23,104	HEICO Corp.	1,207,415
19,455	Kratos Defense & Security Solutions, Inc.*	211,476
56,339	L-3 Communications Holdings, Inc.	4,457,542
6,719	LMI Aerospace, Inc.*	154,470
83,346	Lockheed Martin Corp.	6,311,793
25,143	Moog, Inc., Class A*	1,029,606
80,152	Northrop Grumman Corp.	4,849,998
32,389	Orbital Sciences Corp.*	560,978
110,904	Raytheon Co.	4,960,736
79,516	Rockwell Collins, Inc.	4,380,536
20,360	Teledyne Technologies, Inc.*	1,104,123
27,706	TransDigm Group, Inc.*	2,495,479
27,180	Triumph Group, Inc.	1,463,371
95,258	United Technologies Corp.	7,891,173
		65,676,290
	Auto Manufacturers - 1.3%
39,364	Force Protection, Inc.*	179,894
50,493	Oshkosh Corp.*	1,253,236
		1,433,130
	Commercial Services - 4.0%
77,791	Booz Allen Hamilton Holding Corp.*	1,415,018
195,792	SAIC, Inc.*	3,138,546
		4,553,564
	Computers - 4.1%
16,694	CACI International, Inc., Class A*	986,282
85,894	Computer Sciences Corp.	3,030,340
14,345	Keyw Holding Corp. (The)*	160,090
16,727	Mercury Computer Systems, Inc.*	280,846
7,576	NCI, Inc., Class A*	162,733
		4,620,291
	Electronics - 3.0%
5,099	American Science & Engineering, Inc.	413,682
88,515	FLIR Systems, Inc.	2,430,622
10,560	OSI Systems, Inc.*	436,022
33,604	Taser International, Inc.*	138,113
		3,418,439
	Engineering & Construction - 1.6%
43,589	URS Corp.*	1,779,739

	Metal Fabricate/Hardware - 4.9%
34,613	Precision Castparts Corp.	5,585,846

	Miscellaneous Manufacturing - 14.2%
13,799	Ceradyne, Inc.*	447,226
143,134	Honeywell International, Inc.	7,600,415
84,122	ITT Corp.	4,487,067
153,338	Textron, Inc.	3,546,708
		16,081,416
	Packaging & Containers - 3.2%
93,107	Ball Corp.	3,612,551

	Software - 0.7%
20,229	ManTech International Corp., Class A	825,343

	Telecommunications - 5.0%
14,437	Comtech Telecommunications Corp.	389,077
25,609	DigitalGlobe, Inc.*	668,907
8,503	EMS Technologies, Inc.*	279,579
12,292	GeoEye, Inc.*	491,188
70,510	Harris Corp.	2,811,234
23,140	ViaSat, Inc.*	1,039,680
		5,679,665
	Total Common Stocks (Cost $135,522,721)	113,266,274

	Money Market Fund - 0.1%
148,708	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $148,708)	148,708

	Total Investments (Cost $135,671,429)(a)-100.1%	113,414,982
	Liabilities in excess of other assets-(0.1)%	(154,273)
	Net Assets-100.0%	$113,260,709

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $135,779,348. The net unrealized depreciation was $22,364,366 which consisted of aggregate gross unrealized appreciation of $540,444 and aggregate gross unrealized depreciation of $22,904,810.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Cleantech™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Auto Parts & Equipment - 3.5%
31,422	Fuel Systems Solutions, Inc.*	$667,403
97,516	Johnson Controls, Inc.	3,603,216
22,275	Westport Innovations, Inc. (Canada)*	569,861
		4,840,480
	Biotechnology - 2.5%
21,284	Novozymes A/S, Class B (Denmark)	3,476,899

	Building Materials - 2.0%
194,889	Kingspan Group PLC (Ireland)	1,960,389
34,822	WaterFurnace Renewable Energy, Inc. (Canada)	840,852
		2,801,241
	Chemicals - 0.5%
1,152	Gurit Holding AG (Switzerland)	771,703

	Commercial Services - 2.9%
2,064	SGS SA (Switzerland)	4,022,208

	Electric - 3.7%
50,562	Ameresco, Inc., Class A*	680,564
15,678,300	Energy Development Corp. (Philippines)	2,526,238
44,701	EnerNOC, Inc.*	748,295
58,085	Ormat Technologies, Inc.	1,211,653
		5,166,750
	Electrical Components & Equipment - 13.1%
68,093	Advanced Energy Industries, Inc.*	722,467
1,157,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	902,577
60,557	EnerSys*	1,936,613
262,620	Gamesa Corp. Tecnologica SA (Spain)	1,928,437
39,561	Saft Groupe SA (France)	1,286,497
24,591	Schneider Electric SA (France)(a)	3,574,366
26,668	SMA Solar Technology AG (Germany)(a)	2,452,603
113,460	SunPower Corp., Class A(a)*	2,227,220
142,593	Vestas Wind Systems A/S (Denmark)*	3,151,652
		18,182,432
	Electronics - 8.8%
25,528	Badger Meter, Inc.	931,517
102,602	Elster Group SE ADR (Germany)*	1,742,182
52,500	Horiba Ltd. (Japan)	1,745,239
41,733	Itron, Inc.*	1,796,188
83,129	Trimble Navigation Ltd.*	2,957,730
19,401	Vaisala Oyj, Class A (Finland)	634,532
72,032	Woodward, Inc.	2,485,104
		12,292,492
	Energy-Alternate Sources - 4.0%
2,609,000	China Longyuan Power Group Corp., H-Shares (China)	2,262,729
28,069	First Solar, Inc.(a)*	3,318,598
		5,581,327
	Engineering & Construction - 6.1%
154,963	ABB Ltd. (Switzerland)	3,731,537
83,823	Arcadis NV (Netherlands)	1,978,452
39,719	Grontmij NV CVA (Netherlands)	740,279
63,938	Insituform Technologies, Inc., Class A*	1,281,957
44,420	Mistras Group, Inc.*	757,805
		8,490,030
	Environmental Control - 10.2%
63,970	Asahi Holdings, Inc. (Japan)	1,447,799
27,300	BWT AG (Austria)	653,181
1,022,000	Hyflux Ltd. (Singapore)	1,664,066
103,200	Kurita Water Industries Ltd. (Japan)	2,993,455
115,303	Nalco Holding Co.	4,075,961
72,457	Tetra Tech, Inc.*	1,594,054
200,744	Tomra Systems ASA (Norway)(a)	1,815,493
		14,244,009
	Hand/Machine Tools - 1.2%
46,243	Meyer Burger Technology AG (Switzerland)(a)*	1,625,135

	Healthcare-Services - 1.3%
19,413	Eurofins Scientific (France)	1,755,526

	Machinery-Diversified - 4.3%
115,494	GLV, Inc., Class A (Canada)*	685,108
26,178	Kadant, Inc.*	688,743
19,835	Lindsay Corp.	1,255,556
40,494	Roper Industries, Inc.	3,305,525
		5,934,932
	Mining - 0.5%
76,447	5N Plus, Inc. (Canada)*	664,199

	Miscellaneous Manufacturing - 18.6%
165,242	Alfa Laval AB (Sweden)	3,452,775
51,953	CLARCOR, Inc.	2,289,049
52,507	Donaldson Co., Inc.	2,907,838
46,011	ESCO Technologies, Inc.	1,595,661
113,175	Hexcel Corp.*	2,709,409
60,181	Pall Corp.	2,983,774
36,794	Polypore International, Inc.*	2,501,992
29,084	Siemens AG (Germany)	3,735,523
39,173	SPX Corp.	2,947,377
53,684	STR Holdings, Inc.*	738,692
		25,862,090
	Semiconductors - 7.5%
87,041	Aixtron SE (Germany)(a)	2,348,964
31,035	Centrotherm Photovoltaics AG (Germany)(a)*	1,067,214
84,203	Cree, Inc.*	2,766,911
153,720	GT Solar International, Inc.*	2,096,741
44,103	Power Integrations, Inc.	1,565,215
42,546	Rubicon Technology, Inc.(a)*	626,277
		10,471,322
	Software - 4.3%
57,468	ANSYS, Inc.*	2,907,881
87,499	Autodesk, Inc.*	3,009,966
		5,917,847
	Telecommunications - 4.9%
221,868	Corning, Inc.	3,529,920
98,007	Polycom, Inc.*	2,649,129

33,972	RuggedCom, Inc. (Canada)*	$701,408
		6,880,457
	Total Common Stocks and Other Equity Interests (Cost $130,045,138)	$138,981,079

	Money Market Fund - 0.1%
98,872	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $98,872)	98,872

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.0% (Cost $130,144,010)	139,079,951

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 7.6%
10,574,057	Liquid Assets Portfolio - Institutional Class (Cost $10,574,057)(b)	10,574,057

	Total Investments (Cost $140,718,067)(c)-107.6%	149,654,008
	Liabilities in excess of other assets-(7.6)%	(10,621,659)
	Net Assets-100.0%	$139,032,349

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $144,626,369. The net unrealized appreciation was $5,027,639 which consisted of aggregate gross unrealized appreciation of $22,595,522 and aggregate gross unrealized depreciation of $17,567,883.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 27.2%
119,330	AutoNation, Inc.*	$4,488,001
127,992	Brinker International, Inc.	3,074,368
125,745	CBS Corp., Class B	3,441,641
286,250	Chico’s FAS, Inc.	4,319,513
16,862	Chipotle Mexican Grill, Inc.*	5,473,068
58,588	Dollar Tree, Inc.*	3,880,283
161,654	Federal-Mogul Corp.*	3,098,907
44,788	Fossil, Inc.*	5,628,508
59,984	John Wiley & Sons, Inc., Class A	3,002,799
179,093	Liberty Media Corp. - Capital, Series A*	14,293,412
230,024	Liberty Media Corp. - Interactive, Class A*	3,774,694
39,576	McDonald’s Corp.	3,422,532
57,610	Netflix, Inc.*	15,323,684
27,534	Panera Bread Co., Class A*	3,174,946
64,749	Polo Ralph Lauren Corp.	8,745,647
30,360	priceline.com, Inc.*	16,323,054
40,016	Ross Stores, Inc.	3,032,012
76,559	Signet Jewelers Ltd. (United Kingdom)*	3,279,788
1,652,775	Sirius XM Radio, Inc.*	3,487,355
101,679	Tempur-Pedic International, Inc.*	7,321,905
54,953	Tractor Supply Co.	3,622,502
39,057	VF Corp.	4,561,858
156,938	Virgin Media, Inc.	4,152,579
155,526	Wyndham Worldwide Corp.	5,379,644
25,693	Wynn Resorts Ltd.	3,948,500
149,862	Yum! Brands, Inc.	7,915,711
		148,166,911
	Consumer Staples - 7.0%
212,007	Altria Group, Inc.	5,575,784
48,353	Brown-Forman Corp., Class B	3,556,847
135,809	Green Mountain Coffee Roasters, Inc.*	14,117,345
68,384	Herbalife Ltd. (Cayman Islands)	3,810,356
123,198	Hormel Foods Corp.	3,569,046
48,839	J.M. Smucker Co. (The)	3,805,535
57,041	Whole Foods Market, Inc.	3,804,635
		38,239,548
	Energy - 4.3%
104,718	Atwood Oceanics, Inc.*	4,890,330
115,516	Energen Corp.	6,793,496
135,541	EQT Corp.	8,604,143
36,496	Pioneer Natural Resources Co.	3,393,763
		23,681,732
	Financials - 5.3%
189,521	CB Richard Ellis Group, Inc., Class A*	4,131,558
310,264	Developers Diversified Realty Corp. REIT	4,532,957
87,795	Macerich Co. (The) REIT	4,664,548
68,570	Rayonier, Inc. REIT	4,419,337
48,839	SL Green Realty Corp. REIT	4,005,775
8,008	White Mountains Insurance Group Ltd.	3,374,491
191,721	XL Group PLC (Ireland)	3,934,115
		29,062,781
	Health Care - 11.6%
155,990	Alexion Pharmaceuticals, Inc.*	8,860,232
42,077	Cooper Cos., Inc. (The)	3,218,470
130,840	Edwards Lifesciences Corp.*	9,335,434
526,810	Health Management Associates, Inc., Class A*	5,004,695
132,253	Henry Schein, Inc.*	8,789,534
19,499	Mettler-Toledo International, Inc.*	3,018,640
54,767	Perrigo Co.	4,946,008
55,601	Regeneron Pharmaceuticals, Inc.*	2,950,189
152,932	SXC Health Solutions Corp. (Canada)*	9,654,597
85,961	Valeant Pharmaceuticals International, Inc. (Canada)	4,730,434
32,665	Waters Corp.*	2,870,927
		63,379,160
	Industrials - 25.2%
226,596	AMETEK, Inc.	9,630,330
159,139	C.H. Robinson Worldwide, Inc.	11,507,341
83,534	Chicago Bridge & Iron Co. NV (Netherlands)	3,445,777
69,797	Copart, Inc.*	3,032,680
275,528	CSX Corp.	6,769,723
90,569	Danaher Corp.	4,447,844
55,115	Deere & Co.	4,327,079
88,161	Donaldson Co., Inc.	4,882,356
72,738	Gardner Denver, Inc.	6,203,824
39,530	Goodrich Corp.	3,760,884
77,972	IDEX Corp.	3,234,279
298,801	J.B. Hunt Transport Services, Inc.	13,517,757
102,286	Kirby Corp.*	5,965,319
69,010	Norfolk Southern Corp.	5,224,057
59,214	Precision Castparts Corp.	9,555,955
84,511	Roper Industries, Inc.	6,898,633
42,564	Stanley Black & Decker, Inc.	2,799,434
50,319	Towers Watson & Co., Class A	3,077,007
47,658	Union Pacific Corp.	4,883,992
191,767	United Continental Holdings, Inc.*	3,474,818
34,389	United Technologies Corp.	2,848,785
32,549	W.W. Grainger, Inc.	4,829,295
50,599	WABCO Holdings, Inc.*	3,190,267
302,025	Waste Connections, Inc.	9,737,286
		137,244,722
	Information Technology - 8.1%
87,721	Amphenol Corp., Class A	4,288,680
46,980	Apple, Inc.*	18,344,750
44,925	F5 Networks, Inc.*	4,199,589
50,878	FactSet Research Systems, Inc.	4,685,355
82,881	Gartner, Inc.*	3,059,138
58,148	Informatica Corp.*	2,973,107
65,304	Rovi Corp.*	3,459,153
99,624	Western Digital Corp.*	3,433,043
		44,442,815
	Materials - 8.9%
83,807	AptarGroup, Inc.	4,278,347
79,407	Ashland, Inc.	4,862,885
247,600	Ball Corp.	9,606,880
60,441	Celanese Corp., Series A	3,332,112
35,662	Cliffs Natural Resources, Inc.	3,203,161
59,608	Domtar Corp.	4,765,660
67,736	FMC Corp.	5,931,641

195,241	Huntsman Corp.	$3,729,103
49,465	Sherwin-Williams Co. (The)	3,817,214
76,026	Sigma-Aldrich Corp.	5,101,345
		48,628,348
	Utilities - 2.4%
44,277	National Fuel Gas Co.	3,204,769
74,405	ONEOK, Inc.	5,415,940
139,802	UGI Corp.	4,236,001
		12,856,710
	Total Common Stocks and Other Equity Interests (Cost $497,313,700)	545,702,727

	Money Market Fund - 0.1%
344,414	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $344,414)	344,414

	Total Investments (Cost $497,658,114)(a)-100.1%	546,047,141
	Liabilities in excess of other assets-(0.1)%	(274,610)
	Net Assets-100.0%	$545,772,531

Investment Abbreviations:

REIT     - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $498,182,793. The net unrealized appreciation was $47,864,348 which consisted of aggregate gross unrealized appreciation of $56,227,411 and aggregate gross unrealized depreciation of $8,363,063.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Diversified Financial Services - 6.6%
903,177	Brait SA (South Africa)	$2,355,388
2,104,519	Intermediate Capital Group PLC (United Kingdom)	9,199,513
87,581	Partners Group Holding AG (Switzerland)	16,656,169
		28,211,070
	Electric - 1.0%
208,471	Otter Tail Corp.	4,332,027

	Equity Fund - 11.1%
804,378	Financial Select Sector SPDR Fund	11,904,794
200,000	iShares Russell 2000 Index Fund	15,930,000
150,746	SPDR S&P 500 ETF Trust	19,453,771
		47,288,565
	Food - 2.3%
695,532	Hakon Invest AB (Sweden)	9,868,987

	Holding Companies-Diversified - 19.8%
137,479	Ackermans & van Haaren NV (Belgium)	12,183,364
266,227	Compass Diversified Holdings	3,985,418
133,765	Hal Trust (Netherlands)	17,578,553
443,931	Latour Investment AB, Class B (Sweden)	8,058,484
616,234	Leucadia National Corp.	20,748,599
125,331	Schouw & Co. (Denmark)	3,142,370
165,125	Wendel (France)	19,056,334
		84,753,122
	Internet - 0.5%
116,897	Safeguard Scientifics, Inc.*	2,128,694

	Investment Companies - 31.2%
534,158	AP Alternative Assets LP (United Kingdom)	6,548,777
873,986	Apollo Investment Corp.	8,372,786
3,247,715	ARC Capital Holdings Ltd. (Cayman Islands)*	3,349,044
893,165	Ares Capital Corp.	14,415,683
487,230	BlackRock Kelso Capital Corp.	4,204,795
238,841	Candover Investments PLC (United Kingdom)*	2,282,754
23,801	Capital Southwest Corp.	2,235,152
1,856,000	China Merchants China Direct Investments Ltd. (Hong Kong)	3,152,664
1,496,674	DeA Capital SpA (Italy)*	3,183,067
235,992	Electra Private Equity PLC (United Kingdom)*	6,395,657
377,477	Fifth Street Finance Corp.	3,971,058
233,803	Gladstone Capital Corp.	2,104,227
144,156	Golub Capital BDC, Inc.	2,256,041
210,859	Hercules Technology Growth Capital, Inc.	1,982,075
180,906	HgCapital Trust PLC (United Kingdom)	3,236,833
558,086	Hosken Consolidated Investments Ltd. (South Africa)	7,110,806
343,637	JZ Capital Partners Ltd. (Guernsey)	2,154,786
116,942	Main Street Capital Corp.	2,041,807
364,433	MCG Capital Corp.	2,029,892
165,819	MVC Capital, Inc.	2,074,396
265,085	NGP Capital Resources Co.	2,086,219
295,016	PennantPark Investment Corp.	3,133,070
542,322	Prospect Capital Corp.	5,043,595
1,167,602	Ratos AB, Class B (Sweden)	21,213,477
610,573	RHJ International (Belgium)*	4,097,429
222,787	Solar Capital Ltd.	5,133,012
1,822,565	SVG Capital PLC (United Kingdom)*	7,880,243
235,907	TICC Capital Corp.	2,118,445
		133,807,790
	Private Equity - 26.5%
4,184,825	3i Group PLC (United Kingdom)	18,430,571
291,129	Altamir Amboise (France)	3,108,359
1,369,721	American Capital Ltd.*	13,245,202
637,750	Apollo Global Management LLC, Class A	11,039,453
654,500	Bure Equity AB (Sweden)	3,154,392
119,634	Deutsche Beteiligungs AG (Germany)	3,176,113
209,602	Dinamia Capital Privado Sociedad de Capital Riesgo SA (Spain)	1,963,812
215,856	Eurazeo (France)	14,729,143
137,951	Gimv NV (Belgium)	8,421,051
1,144,498	GP Investments Ltd. BDR (Bermuda)*	3,576,441
372,660	Jafco Co. Ltd. (Japan)	10,046,709
20,048,000	K1 Ventures Ltd. (Singapore)	2,314,992
464,655	Onex Corp. (Canada)	17,443,738
117,966	Paris Orleans et Cie SA (France)*	3,108,945
		113,758,921
	Water - 1.0%
153,213	Pico Holdings, Inc.*	4,184,247

	Total Investments (Cost $385,633,949)(a)-100.0%	428,333,423
	Other assets less liabilities-0.0%	161,269
	Net Assets-100.0%	$428,494,692

Investment Abbreviations:

BDR                       - Brazilian Depositary Receipt

ETF                          - Exchange-Traded Fund

SPDR                 - Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $407,038,603. The net unrealized appreciation was $21,294,820 which consisted of aggregate gross unrealized appreciation of $52,109,986 and aggregate gross unrealized depreciation of $30,815,166.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Bermuda - 0.4%
58,744	China Yuchai International Ltd.	$1,116,724
52,915	Global Sources Ltd.*	487,347
		1,604,071
	British Virgin Islands - 0.8%
70,775	Camelot Information Systems, Inc. ADR(a)*	831,606
25,089	China Ceramics Co. Ltd.*	121,682
93,681	China Gerui Advanced Materials Group Ltd.*	380,345
101,261	China Metro-Rural Holdings Ltd.*	156,955
38,175	Duoyuan Global Water, Inc. ADR*	37,030
85,824	Hollysys Automation Technologies Ltd.(a)*	598,193
40,007	Origin Agritech Ltd.*	168,029
30,828	Ossen Innovation Co. Ltd. ADR*	97,108
136,143	Renesola Ltd. ADR(a)*	616,728
		3,007,676
	Canada - 0.8%
275,886	Silvercorp Metals, Inc.	2,858,179

	Cayman Islands - 15.8%
14,631	21Vianet Group, Inc. ADR*	192,398
34,392	3SBio, Inc. ADR*	553,711
78,625	7 Days Group Holdings Ltd. ADR*	1,726,605
111,861	Actions Semiconductor Co. Ltd. ADR*	221,485
57,525	Ambow Education Holding Ltd. ADR*	362,407
31,019	AutoChina International Ltd.(a)*	749,419
72,728	AutoNavi Holdings Ltd. ADR*	1,204,376
10,549	Bcd Semiconductor Manufacturing Ltd. ADR*	72,261
65,024	Bitauto Holdings Ltd. ADR*	439,562
92,523	Bona FILM Group Ltd. ADR*	434,858
53,834	CDC Corp., Class A*	102,285
41,012	Changyou.com Ltd. ADR(a)*	2,125,652
30,838	Charm Communications, Inc. ADR*	355,254
57,261	ChemSpec International Ltd. ADR*	440,337
118,861	China Cord Blood Corp.*	416,013
92,713	China Digital TV Holding Co. Ltd. ADR	445,950
52,926	China Distance Education Holdings Ltd. ADR*	162,483
36,317	China GrenTech Corp. Ltd. ADR*	72,997
80,542	China Hydroelectric Corp. ADR*	309,281
35,999	China Kanghui Holdings, Inc. ADR(a)*	784,418
95,027	China Lodging Group Ltd. ADR*	1,628,763
50,861	China Medical Technologies, Inc. ADR(a)*	336,700
197,027	China Ming Yang Wind Power Group Ltd. ADR(a)*	1,024,540
163,760	China Nepstar Chain Drugstore Ltd. ADR	466,716
39,795	China New Borun Corp. ADR(a)*	274,188
30,610	China Nuokang Bio-Pharmaceutical, Inc. ADR*	153,968
226,023	China Real Estate Information Corp. ADR(a)*	1,464,629
83,199	China Techfaith Wireless Communication Technology Ltd. ADR*	356,924
80,152	China Xiniya Fashion Ltd. ADR*	247,670
38,010	ChinaCache International Holdings Ltd. ADR*	292,297
79,071	CNinsure, Inc. ADR(a)*	1,133,878
74,495	Concord Medical Services Holdings Ltd. ADR*	277,866
40,620	Country Style Cooking Restaurant Chain Co. Ltd. ADR(a)*	515,468
55,394	Daqo New Energy Corp. ADR*	350,644
24,412	E-Commerce China Dangdang, Inc. ADR(a)*	275,856
126,460	E-House China Holdings Ltd. ADR	992,711
94,939	Funtalk China Holdings Ltd.(a)*	664,573
40,543	Global Education & Technology Group Ltd. ADR*	203,526
16,197	Gushan Environmental Energy Ltd. ADR*	31,422
132,606	Hanwha SolarOne Co. Ltd. ADR(a)*	718,725
46,710	hiSoft Technology International Ltd. ADR(a)*	647,868
70,822	IFM Investments Ltd. ADR*	127,480
82,587	ISoftStone Holdings Ltd. ADR(a)*	1,015,820
34,255	JinkoSolar Holding Co. Ltd. ADR(a)*	743,333
54,876	Ku6 Media Co. Ltd. ADR*	165,725
72,302	Le Gaga Holdings Ltd. ADR*	429,474
45,995	Lentuo International, Inc. ADR*	287,929
91,140	Longtop Financial Technologies Ltd. ADR(a)*	172,528
89,475	Mecox Lane Ltd. ADR*	253,214
14,255	NetQin Mobile, Inc. ADR(a)*	110,049
61,229	New Oriental Education & Technology Group, Inc. ADR*	7,820,780
57,779	Noah Education Holdings Ltd. ADR*	122,491
87,731	Noah Holdings Ltd. ADR(a)*	1,159,804
16,145	Perfect World Co. Ltd. ADR*	319,510
123,255	Qihoo 360 Technology Co. Ltd. ADR*	2,841,028
68,700	RDA Microelectronics, Inc. ADR*	623,109
206,240	Renren, Inc. ADR*	2,233,579
800,220	Semiconductor Manufacturing International Corp. ADR*	2,384,656
227,013	Shanda Games Ltd. ADR*	1,362,078
29,244	ShangPharma Corp. ADR*	345,079
103,699	SinoTech Energy Ltd. ADR(a)*	421,018
50,715	Sky-Mobi Ltd. ADR(a)*	381,377
119,897	SouFun Holdings Ltd. ADR(a)*	2,493,858
76,089	Spreadtrum Communications, Inc. ADR	1,031,006
75,722	Syswin, Inc. ADR*	211,264
58,715	TAL Education Group ADR*	748,616
125,153	Trina Solar Ltd. ADR(a)*	2,241,490
12,406	Tri-Tech Holding, Inc.*	81,259
246,097	UtStarcom Holdings Corp.*	337,153
70,231	VanceInfo Technologies, Inc. ADR(a)*	1,420,773
111,487	WuXi PharmaTech Cayman, Inc. ADR*	1,736,967
110,271	Xueda Education Group ADR*	979,206
9,961	Youku.Com, Inc. ADR*	367,660
		58,199,997
	China - 63.2%
44,508	51job, Inc. ADR*	2,939,753
36,452	Acorn International, Inc. ADR	176,792
88,910	AgFeed Industries, Inc.(a)*	169,818

96,571	Agria Corp. ADR*	$91,742
103,384	Airmedia Group, Inc. ADR*	329,795
766,299	Aluminum Corp. of China Ltd. ADR(a)	16,368,147
120,907	American Oriental Bioengineering, Inc.*	145,088
35,016	ATA, Inc. ADR	320,747
157,974	Baidu, Inc. ADR*	24,812,976
67,610	Canadian Solar, Inc.(a)*	592,940
355,487	China Eastern Airlines Corp. Ltd. ADR*	8,784,084
34,149	China Finance Online Co. Ltd. ADR*	109,277
316,238	China Life Insurance Co. Ltd. ADR	15,824,550
162,153	China Petroleum and Chemical Corp. ADR(a)	16,054,769
141,421	China Security & Surveillance Technology, Inc.(a)*	824,484
309,496	China Southern Airlines Co. Ltd. ADR(a)*	10,055,525
68,973	China Sunergy Co. Ltd. ADR(a)*	108,977
247,923	China Telecom Corp. Ltd. ADR	16,313,333
25,301	ChinaEdu Corp. ADR*	162,179
214,716	Ctrip.com International Ltd. ADR(a)*	9,898,408
26,552	eLong, Inc. ADR*	615,210
213,715	Focus Media Holding Ltd. ADR(a)*	7,029,086
84,806	General Steel Holdings, Inc.(a)*	124,665
359,409	Giant Interactive Group, Inc. ADR	2,763,855
223,307	Guangshen Railway Co. Ltd. ADR(a)	4,381,283
64,401	Home Inns & Hotels Management, Inc. ADR*	2,482,015
494,015	Huaneng Power International, Inc. ADR	9,702,455
264,780	JA Solar Holdings Co. Ltd. ADR(a)*	1,270,944
25,679	Jinpan International Ltd.	316,622
55,212	KongZhong Corp. ADR*	272,195
228,494	LDK Solar Co. Ltd. ADR(a)*	1,540,050
181,424	Mindray Medical International Ltd. ADR(a)	4,912,962
205,058	NetEase.com, Inc. ADR*	10,359,530
146,863	PetroChina Co. Ltd. ADR	20,888,324
81,913	Qiao Xing Mobile Communication Co. Ltd.*	159,730
144,793	Qiao Xing Universal Resources, Inc.*	180,991
106,289	Shanda Interactive Entertainment Ltd. ADR*	3,721,178
84,162	Simcere Pharmaceutical Group ADR*	922,416
97,372	SINA Corp.(a)*	10,524,939
113,489	Sinopec Shanghai Petrochemical Co. Ltd. ADR	4,740,436
85,529	Sinovac Biotech Ltd.*	242,047
283,956	Suntech Power Holdings Co. Ltd. ADR(a)*	2,084,237
46,520	The9 Ltd. ADR*	260,512
57,119	Vimicro International Corp. ADR*	87,392
161,168	VisionChina Media, Inc. ADR(a)*	436,765
158,380	WSP Holdings Ltd. ADR*	114,825
119,990	Xinyuan Real Estate Co. Ltd. ADR	232,781
416,036	Yanzhou Coal Mining Co. Ltd. ADR(a)	15,934,179
233,940	Yingli Green Energy Holding Co. Ltd. ADR(a)*	1,693,726
28,216	Yucheng Technologies Ltd.*	103,271
		232,182,005
	Hong Kong - 13.7%
354,759	China Mobile Ltd. ADR	17,677,641
35,816	China Natural Resources, Inc.(a)*	319,837
815,958	China Unicom Ltd. ADR(a)	16,335,479
69,813	CNOOC Ltd. ADR	15,520,128
70,621	Nam Tai Electronics, Inc.*	413,133
		50,266,218
	United States - 5.2%
118,665	Advanced Battery Technologies, Inc.(a)*	157,824
52,002	American Lorain Corp.*	90,483
71,338	Aoxing Pharmaceutical Co., Inc.*	62,777
68,641	A-Power Energy Generation Systems Ltd.(a)*	28,658
115,753	AsiaInfo-Linkage, Inc.(a)*	1,768,706
44,267	China Automotive Systems, Inc.(a)*	333,331
97,958	China BAK Battery, Inc.*	118,529
38,383	China Biologic Products, Inc.(a)*	360,800
43,907	China Fire & Security Group, Inc.(a)*	346,426
40,687	China GengSheng Minerals, Inc.(a)*	66,727
42,120	China Green Agriculture, Inc.(a)*	216,076
53,562	China Housing & Land Development, Inc.(a)*	63,739
81,185	China Information Technology, Inc.*	172,924
45,620	China Marine Food Group Ltd.(a)*	134,579
32,617	China Natural Gas, Inc.(a)*	102,744
55,885	China North East Petroleum Holdings Ltd.(a)*	185,538
56,476	China Nutrifruit Group Ltd.*	102,786
67,429	China Pharma Holdings, Inc.*	138,904
77,978	China Precision Steel, Inc.(a)*	81,877
60,675	China Recycling Energy Corp.*	117,710
48,564	China Shen Zhou Mining & Resources, Inc.(a)*	146,178
64,556	China Shengda Packaging Group, Inc.*	91,024
39,144	China TransInfo Technology Corp.(a)*	142,093
55,512	China Valves Technology, Inc.(a)*	176,528

74,791	China XD Plastics Co. Ltd. (a)*	313,374
30,106	China Yida Holding Co.(a)*	132,466
78,464	ChinaCast Education Corp.(a)*	386,043
24,152	Chindex International, Inc.*	276,057
56,703	Cogo Group, Inc.*	267,071
52,952	Deer Consumer Products, Inc.(a)	347,895
34,944	Feihe International, Inc.(a)*	298,422
60,216	Fushi Copperweld, Inc.*	425,727
53,993	Gulf Resources, Inc.(a)*	188,976
49,259	Harbin Electric, Inc.(a)*	809,325
29,377	HQ Sustainable Maritime Industries, Inc.*	6,169
22,122	Jiangbo Pharmaceuticals, Inc.*	17,366
42,401	Kandi Technolgies Corp.(a)*	112,363
93,039	Keyuan Petrochemicals, Inc.	221,898
77,643	Kingold Jewelry, Inc.*	115,688
50,051	L&L Energy, Inc.(a)*	248,253
47,339	Lihua International, Inc.(a)*	319,538
157,092	Longwei Petroleum Investment Holding Ltd.*	256,060
28,208	Orient Paper, Inc.*	108,883
48,345	Puda Coal, Inc.*	72,518
45,646	QKL Stores, Inc.*	78,055
42,841	Shengkai Innovations, Inc.*	100,248
35,983	Sino Clean Energy, Inc.*	73,765
32,766	SinoCoking Coal and Coke Chemical Industries, Inc.(a)*	153,017
39,212	SkyPeople Fruit Juice, Inc.*	100,775
63,158	SmartHeat, Inc.*	85,263
60,344	Sohu.com, Inc.*	5,436,994
29,815	SORL Auto Parts, Inc.*	146,690
62,421	Sutor Technology Group Ltd.*	73,657
74,988	Synthesis Energy Systems, Inc.*	155,225
90,318	Synutra International, Inc.(a)*	722,544
18,812	Telestone Technologies Corp.(a)*	114,941
44,862	Tianyin Pharmaceutical Co., Inc.	71,779
111,028	Tiens Biotech Group USA, Inc.*	184,306
56,570	Trunkbow International Holdings Ltd.*	189,509

32,152	Universal Travel Group*	$31,830
37,553	Winner Medical Group, Inc.(a)*	174,621
54,182	Wonder Auto Technology, Inc.(a)*	73,417
77,819	Yongye International, Inc.*	368,862
28,575	Yuhe International, Inc.*	35,719
63,608	Zhongpin, Inc.(a)*	657,071
		19,159,341
	Total Common Stocks and Other Equity Interests (Cost $363,115,605)	$367,277,487

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 99.9% (Cost $363,115,605)	367,277,487

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 15.7%
57,737,735	Liquid Assets Portfolio - Institutional Class (Cost $57,737,735)(b)	57,737,735

	Total Investments (Cost $420,853,340)(c)-115.6%	425,015,222
	Liabilities in excess of other assets-(15.6)%	(57,537,937)
	Net Assets-100.0%	$367,477,285

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $460,946,717. The net unrealized depreciation was $35,931,495 which consisted of aggregate gross unrealized appreciation of $77,362,078 and aggregate gross unrealized depreciation of $113,293,573.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.8%
	Auto Manufacturers - 3.6%
14,025	Toyota Motor Corp. ADR (Japan)	$1,148,928

	Biotechnology - 8.7%
1,339,290	Nanosphere, Inc.*	2,758,937

	Chemicals - 6.9%
12,023	Air Products & Chemicals, Inc.	1,066,801
21,611	E.I. du Pont de Nemours & Co.	1,111,238
		2,178,039
	Computers - 8.1%
31,967	Hewlett-Packard Co.	1,123,960
7,947	International Business Machines Corp.	1,445,162
		2,569,122
	Electrical Components & Equipment - 9.5%
291,507	A123 Systems, Inc.(a)*	1,495,431
1,755,467	Ener1, Inc.(a)*	1,509,702
		3,005,133
	Electronics - 11.3%
42,709	FEI Co.*	1,411,105
39,656	NVE Corp.*	2,183,856
		3,594,961
	Energy-Alternate Sources - 3.8%
532,525	Headwaters, Inc.*	1,219,482

	Investment Companies - 7.0%
433,452	Harris & Harris Group, Inc.*	2,210,605

	Miscellaneous Manufacturing - 6.8%
12,127	3M Co.	1,056,747
61,176	General Electric Co.	1,095,662
		2,152,409
	Pharmaceuticals - 19.6%
652,074	BioDelivery Sciences International, Inc.(a)*	2,464,840
206,142	Elan Corp. PLC ADR (Ireland)*	2,279,930
305,258	Flamel Technologies SA ADR (France)*	1,489,659
		6,234,429
	Semiconductors - 9.7%
52,407	Intel Corp.	1,170,248
47,801	Veeco Instruments, Inc.(a)*	1,902,002
		3,072,250
	Software - 4.8%
210,625	Accelrys, Inc.*	1,531,244

	Total Common Stocks and Other Equity Interests (Cost $35,432,008)	31,675,539

	Money Market Fund - 0.3%
84,111	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $84,111)	84,111

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.1% (Cost $35,516,119)	31,759,650

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 16.9%
5,359,050	Liquid Assets Portfolio - Institutional Class (Cost $5,359,050)(b)	5,359,050

	Total Investments (Cost $40,875,169)(c)-117.0%	37,118,700
	Liabilities in excess of other assets-(17.0)%	(5,391,020)
	Net Assets-100.0%	$31,727,680

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $45,321,720. The net unrealized depreciation was $8,203,020 which consisted of aggregate gross unrealized appreciation of $4,447,017 and aggregate gross unrealized depreciation of $12,650,037.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Aerospace/Defense - 2.0%
4,943	General Dynamics Corp.	$336,816

	Banks - 1.7%
6,740	JPMorgan Chase & Co.	272,633

	Beverages - 2.2%
3,155	Molson Coors Brewing Co., Class B	142,132
3,370	PepsiCo, Inc.	215,815
		357,947
	Biotechnology - 1.1%
3,370	Amgen, Inc.*	184,339

	Building Materials - 0.8%
19,187	Cemex SAB de CV ADR (Mexico)*	135,076

	Coal - 2.4%
17,973	Cloud Peak Energy, Inc.*	400,798

	Commercial Services - 13.6%
8,762	Apollo Group, Inc., Class A*	445,373
7,863	Automatic Data Processing, Inc.	404,866
13,480	CoreLogic, Inc.*	212,714
1,348	MasterCard, Inc., Class A	408,781
15,727	Paychex, Inc.	443,973
16,401	Western Union Co. (The)	318,343
		2,234,050
	Computers - 0.9%
9,016	Dell, Inc.*	146,420

	Cosmetics/Personal Care - 1.3%
3,370	Procter & Gamble Co. (The)	207,221

	Diversified Financial Services - 5.2%
5,617	American Express Co.	281,075
22,467	Discover Financial Services	575,380
		856,455
	Electric - 4.5%
16,625	Exelon Corp.	732,664

	Entertainment - 3.2%
8,987	International Game Technology	167,068
12,581	International Speedway Corp., Class A	351,891
		518,959
	Food - 2.0%
10,559	Sysco Corp.	323,000

	Healthcare-Products - 4.4%
5,841	Johnson & Johnson	378,439
5,617	Zimmer Holdings, Inc.*	337,132
		715,571
	Insurance - 4.9%
7,863	Berkshire Hathaway, Inc., Class B*	583,199
13,480	First American Financial Corp.	215,545
		798,744
	Internet - 5.8%
14,828	eBay, Inc.*	485,617
764	Google, Inc., Class A*	461,219
		946,836
	Mining - 5.4%
8,987	Compass Minerals International, Inc.	707,636
5,392	Vulcan Materials Co.	184,892
		892,528
	Miscellaneous Manufacturing - 1.2%
2,247	3M Co.	195,804

	Oil & Gas - 3.2%
6,560	Exxon Mobil Corp.	523,422

	Pharmaceuticals - 9.7%
12,986	Abbott Laboratories	666,441
8,313	Novartis AG ADR (Switzerland)	508,756
21,119	Pfizer, Inc.	406,330
		1,581,527
	Pipelines - 3.5%
4,665	Kinder Morgan Management LLC*	285,778
6,740	TransCanada Corp. (Canada)	282,743
		568,521
	Real Estate - 5.1%
47,180	St. Joe Co. (The)*	835,558

	Retail - 9.4%
15,727	CarMax, Inc.*	502,792
22,467	Lowe’s Cos., Inc.	484,838
4,943	Walgreen Co.	192,975
6,740	Wal-Mart Stores, Inc.	355,265
		1,535,870
	Software - 3.5%
11,233	Autodesk, Inc.*	386,415
6,740	Microsoft Corp.	184,676
		571,091
	Telecommunications - 1.1%
11,233	Cisco Systems, Inc.	179,391

	Textiles - 1.8%
8,987	Cintas Corp.	292,527

	Total Common Stocks and Other Equity Interests (Cost $14,448,742)	16,343,768

	Money Market Fund - 0.6%
91,006	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,006)	91,006

	Total Investments (Cost $14,539,748)(a)-100.5%	16,434,774
	Liabilities in excess of other assets-(0.5)%	(75,628)
	Net Assets-100.0%	$16,359,146

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $14,540,283. The net unrealized appreciation was $1,894,491 which consisted of aggregate gross unrealized appreciation of $2,364,859 and aggregate gross unrealized depreciation of $470,368.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) - 101.5%
	Consumer Discretionary - 10.8%
790	Abercrombie & Fitch Co., Class A	$57,765
3,222	Amazon.com, Inc.*(>)	716,959
1,098	Apollo Group, Inc., Class A*	55,811
572	AutoNation, Inc.*	21,513
230	AutoZone, Inc.*	65,653
2,250	Bed Bath & Beyond, Inc.*	131,602
2,910	Best Buy Co., Inc.	80,316
676	Big Lots, Inc.*	23,545
2,074	Cablevision Systems Corp., Class A	50,523
2,039	CarMax, Inc.*	65,187
3,894	Carnival Corp.	129,670
6,033	CBS Corp., Class B	165,123
279	Chipotle Mexican Grill, Inc.*	90,558
2,651	Coach, Inc.	171,149
24,946	Comcast Corp., Class A(>)	599,203
2,537	D.R. Horton, Inc.	30,140
1,232	Darden Restaurants, Inc.	62,586
549	DeVry, Inc.	34,115
6,925	DIRECTV, Class A*(>)	350,959
2,513	Discovery Communications, Inc., Class A*	100,017
1,799	Expedia, Inc.	57,010
1,103	Family Dollar Stores, Inc.	58,580
34,252	Ford Motor Co.*(>)	418,217
1,389	Fortune Brands, Inc.	83,632
1,274	GameStop Corp., Class A*	30,041
2,166	Gannett Co., Inc.	27,638
3,526	Gap, Inc. (The)	68,017
1,420	Genuine Parts Co.	75,487
2,202	Goodyear Tire & Rubber Co. (The)*	35,606
2,756	H&R Block, Inc.	41,230
2,133	Harley-Davidson, Inc.	92,551
632	Harman International Industries, Inc.	26,291
1,230	Hasbro, Inc.	48,659
14,362	Home Depot, Inc. (The)(>)	501,665
2,705	International Game Technology	50,286
4,407	Interpublic Group of Cos., Inc. (The)	43,233
1,924	J.C. Penney Co., Inc.	59,182
6,119	Johnson Controls, Inc.	226,097
2,537	Kohl’s Corp.	138,799
1,288	Leggett & Platt, Inc.	27,950
1,453	Lennar Corp., Class A	25,704
2,272	Limited Brands, Inc.	86,018
11,744	Lowe’s Cos., Inc.	253,436
3,852	Macy’s, Inc.	111,207
2,557	Marriott International, Inc., Class A	83,103
3,137	Mattel, Inc.	83,632
9,360	McDonald’s Corp.(>)	809,453
2,751	McGraw-Hill Cos., Inc. (The)	114,442
392	Netflix, Inc.*	104,268
2,628	Newell Rubbermaid, Inc.	40,787
20,606	News Corp., Class A(>)	330,108
3,422	NIKE, Inc., Class B	308,493
1,514	Nordstrom, Inc.	75,942
2,537	Omnicom Group, Inc.	119,036
1,246	O’Reilly Automotive, Inc.*	74,137
578	Polo Ralph Lauren Corp.	78,070
451	priceline.com, Inc.*(>)	242,480
3,040	Pulte Group, Inc.*	20,885
1,051	Ross Stores, Inc.	79,634
820	Scripps Networks Interactive, Inc., Class A	37,999
388	Sears Holdings Corp.*	27,032
6,433	Staples, Inc.	103,314
6,763	Starbucks Corp.	271,129
1,756	Starwood Hotels & Resorts Worldwide, Inc.	96,510
6,215	Target Corp.	320,010
1,155	Tiffany & Co.	91,926
3,036	Time Warner Cable, Inc.	222,569
9,660	Time Warner, Inc.	339,646
3,480	TJX Cos., Inc. (The)	192,444
1,125	Urban Outfitters, Inc.*	36,607
788	VF Corp.	92,038
5,274	Viacom, Inc., Class B	255,367
17,047	Walt Disney Co. (The)(>)	658,355
50	Washington Post Co. (The), Class B	20,115
686	Whirlpool Corp.	47,492
1,535	Wyndham Worldwide Corp.	53,096
685	Wynn Resorts Ltd.	105,271
4,198	Yum! Brands, Inc.	221,738
		11,346,058
	Consumer Staples - 10.8%
18,882	Altria Group, Inc.(>)	496,597
6,154	Archer-Daniels-Midland Co.	186,959
3,878	Avon Products, Inc.	101,720
932	Brown-Forman Corp., Class B	68,558
1,649	Campbell Soup Co.	54,499
1,202	Clorox Co. (The)	86,051
20,646	Coca-Cola Co. (The)(>)	1,404,135
2,933	Coca-Cola Enterprises, Inc.	82,447
4,409	Colgate-Palmolive Co.(>)	372,031
3,686	ConAgra Foods, Inc.	94,398
1,614	Constellation Brands, Inc., Class A*	32,910
3,942	Costco Wholesale Corp.	308,462
12,229	CVS Caremark Corp.(>)	444,524
1,655	Dean Foods Co.*	18,238
1,996	Dr Pepper Snapple Group, Inc.	75,369
1,030	Estee Lauder Cos., Inc. (The), Class A	108,057
5,761	General Mills, Inc.	215,173
2,902	H.J. Heinz Co.	152,761
1,382	Hershey Co. (The)	78,000
1,249	Hormel Foods Corp.	36,184
1,049	J.M. Smucker Co. (The)	81,738
2,255	Kellogg Co.	125,784
3,546	Kimberly-Clark Corp.	231,767
15,855	Kraft Foods, Inc., Class A(>)	545,095
5,466	Kroger Co. (The)	135,939
1,296	Lorillard, Inc.	137,661
1,194	McCormick & Co., Inc.	58,088
1,846	Mead Johnson Nutrition Co.	131,749
1,435	Molson Coors Brewing Co., Class B	64,647
14,257	PepsiCo, Inc.(>)	913,018
16,039	Philip Morris International, Inc.(>)	1,141,496
25,175	Procter & Gamble Co. (The)(>)	1,548,011

3,052	Reynolds American, Inc.	$107,430
3,192	Safeway, Inc.	64,383
5,274	Sara Lee Corp.	100,786
1,914	SUPERVALU, Inc.	16,460
5,259	Sysco Corp.	160,873
2,704	Tyson Foods, Inc., Class A	47,482
8,259	Walgreen Co.(>)	322,431
17,224	Wal-Mart Stores, Inc.(>)	907,877
1,350	Whole Foods Market, Inc.	90,045
		11,349,833
	Energy - 13.2%
2,046	Alpha Natural Resources, Inc.*	87,385
4,485	Anadarko Petroleum Corp.	370,282
3,455	Apache Corp.(>)	427,453
3,921	Baker Hughes, Inc.	303,407
945	Cabot Oil & Gas Corp.	70,006
2,210	Cameron International Corp.*	123,627
5,932	Chesapeake Energy Corp.	203,764
18,129	Chevron Corp.(>)	1,885,779
12,749	ConocoPhillips(>)	917,801
2,047	CONSOL Energy, Inc.	109,719
3,581	Denbury Resources, Inc.*	69,185
3,815	Devon Energy Corp.	300,240
629	Diamond Offshore Drilling, Inc.	42,665
6,936	El Paso Corp.	142,535
2,422	EOG Resources, Inc.(>)	247,044
1,351	EQT Corp.	85,761
44,421	Exxon Mobil Corp.(>)	3,544,352
2,165	FMC Technologies, Inc.*	98,724
8,254	Halliburton Co.(>)	451,741
962	Helmerich & Payne, Inc.	66,426
2,728	Hess Corp.	187,032
6,422	Marathon Oil Corp.	198,889
3,211	Marathon Petroleum Corp.*	140,610
1,747	Murphy Oil Corp.	112,192
2,591	Nabors Industries Ltd. (Bermuda)*	68,428
3,816	National Oilwell Varco, Inc.	307,455
1,192	Newfield Exploration Co.*	80,365
2,272	Noble Corp. (Switzerland)*	83,769
1,591	Noble Energy, Inc.	158,591
7,332	Occidental Petroleum Corp.(>)	719,856
2,444	Peabody Energy Corp.	140,457
1,050	Pioneer Natural Resources Co.	97,639
1,593	QEP Resources, Inc.	69,821
1,452	Range Resources Corp.	94,612
1,153	Rowan Cos., Inc.*	45,163
12,238	Schlumberger Ltd.(>)	1,105,948
3,140	Southwestern Energy Co.*	139,918
5,858	Spectra Energy Corp.	158,283
1,091	Sunoco, Inc.	44,349
1,296	Tesoro Corp.*	31,480
5,145	Valero Energy Corp.	129,242
5,304	Williams Cos., Inc. (The)	168,137
		13,830,132
	Financials - 15.1%
3,045	ACE Ltd.	203,954
4,219	Aflac, Inc.	194,327
4,717	Allstate Corp. (The)	130,755
9,433	American Express Co.(>)	472,027
3,936	American International Group, Inc.*	112,963
2,184	Ameriprise Financial, Inc.	118,154
2,979	Aon Corp.	143,349
1,076	Apartment Investment & Management Co., Class A REIT	29,375
868	Assurant, Inc.	30,918
786	AvalonBay Communities, Inc. REIT	105,473
91,383	Bank of America Corp.(>)	887,329
11,197	Bank of New York Mellon Corp. (The)	281,157
6,279	BB&T Corp.	161,245
15,612	Berkshire Hathaway, Inc., Class B*(>)	1,157,942
864	BlackRock, Inc.	154,189
1,314	Boston Properties, Inc. REIT	141,071
4,143	Capital One Financial Corp.	198,035
2,634	CB Richard Ellis Group, Inc., Class A*	57,421
9,034	Charles Schwab Corp. (The)	134,878
2,641	Chubb Corp. (The)	165,010
1,468	Cincinnati Financial Corp.	40,120
26,339	Citigroup, Inc.(>)	1,009,837
605	CME Group, Inc.(>)	174,960
1,814	Comerica, Inc.(>)	58,102
4,920	Discover Financial Services	126,001
2,268	E*TRADE Financial Corp.*	36,016
2,654	Equity Residential REIT	164,070
842	Federated Investors, Inc., Class B	17,994
8,283	Fifth Third Bancorp	104,780
2,373	First Horizon National Corp.	21,333
1,300	Franklin Resources, Inc.*	165,048
4,425	Genworth Financial, Inc., Class A*	36,816
4,666	Goldman Sachs Group, Inc. (The)(>)	629,770
4,016	Hartford Financial Services Group, Inc. (The)	94,055
3,658	HCP, Inc. REIT	134,358
1,593	Health Care REIT, Inc. REIT	84,079
6,186	Host Hotels & Resorts, Inc. REIT	98,048
4,753	Hudson City Bancorp, Inc.	39,212
7,784	Huntington Bancshares, Inc.	47,054
660	IntercontinentalExchange, Inc.*	81,378
4,164	Invesco Ltd.(~)	92,358
1,678	Janus Capital Group, Inc.	14,162
35,834	JPMorgan Chase & Co.(>)	1,449,485
8,572	KeyCorp	68,919
3,667	Kimco Realty Corp. REIT	69,783
1,344	Legg Mason, Inc.	39,541
1,785	Leucadia National Corp.	60,101
2,828	Lincoln National Corp.	74,942
2,802	Loews Corp.	111,716
1,134	M&T Bank Corp.	97,796
4,942	Marsh & McLennan Cos., Inc.	145,740
9,534	MetLife, Inc.(>)	392,896
1,786	Moody’s Corp.	63,599
13,401	Morgan Stanley	298,172
1,351	NASDAQ OMX Group, Inc. (The)*	32,519
2,179	Northern Trust Corp.	97,848
2,358	NYSE Euronext	78,899
3,395	People’s United Financial, Inc.	43,049
1,457	Plum Creek Timber Co., Inc. REIT	55,687
4,749	PNC Financial Services Group, Inc.	257,823
2,897	Principal Financial Group, Inc.	80,044
5,894	Progressive Corp. (The)	115,994
4,096	ProLogis, Inc. REIT	145,941
4,400	Prudential Financial, Inc.	258,192
1,259	Public Storage REIT	150,614
11,332	Regions Financial Corp.	69,012
2,648	Simon Property Group, Inc. REIT(>)	319,111

4,760	SLM Corp.	$74,208
4,548	State Street Corp.	188,606
4,844	SunTrust Banks, Inc.	118,630
2,345	T. Rowe Price Group, Inc.	133,196
1,031	Torchmark Corp.(>)	41,642
3,775	Travelers Cos., Inc. (The)	208,116
17,378	U.S. Bancorp(>)	452,871
2,774	Unum Group	67,658
2,592	Ventas, Inc. REIT	140,305
1,477	Vornado Realty Trust REIT	138,173
47,700	Wells Fargo & Co.(>)	1,332,738
4,860	Weyerhaeuser Co. REIT	97,151
2,789	XL Group PLC (Ireland)	57,230
1,655	Zions Bancorp(>)	36,245
		15,813,315
	Health Care - 11.6%
14,016	Abbott Laboratories(>)	719,301
3,424	Aetna, Inc.	142,062
3,141	Agilent Technologies, Inc.*	132,425
2,752	Allergan, Inc.	223,765
2,468	AmerisourceBergen Corp.	94,549
8,382	Amgen, Inc.*(>)	458,495
5,146	Baxter International, Inc.	299,343
1,971	Becton, Dickinson and Co.	164,795
2,177	Biogen Idec, Inc.*(>)	221,771
13,779	Boston Scientific Corp.*	98,658
15,382	Bristol-Myers Squibb Co.(>)	440,848
770	C.R. Bard, Inc.	75,984
3,159	Cardinal Health, Inc.	138,238
2,016	CareFusion Corp.*	53,202
4,171	Celgene Corp.*	247,340
693	Cephalon, Inc.*	55,398
1,305	Cerner Corp.*	86,769
2,443	CIGNA Corp.	121,588
1,339	Coventry Health Care, Inc.*	42,848
4,468	Covidien PLC (Ireland)	226,930
858	DaVita, Inc.*	71,677
1,267	DENTSPLY International, Inc.	48,007
1,036	Edwards Lifesciences Corp.*	73,919
9,185	Eli Lilly & Co.	351,785
4,772	Express Scripts, Inc.*	258,929
2,579	Forest Laboratories, Inc.*	95,578
7,097	Gilead Sciences, Inc.*	300,629
1,514	Hospira, Inc.*	77,396
1,520	Humana, Inc.	113,362
351	Intuitive Surgical, Inc.*	140,593
24,719	Johnson & Johnson(>)	1,601,544
904	Laboratory Corp. of America Holdings*	82,047
1,613	Life Technologies Corp.*	72,633
2,272	McKesson Corp.	184,305
3,605	Medco Health Solutions, Inc.*	226,682
9,646	Medtronic, Inc.	347,738
27,835	Merck & Co., Inc.(>)	950,009
3,958	Mylan, Inc.*	90,163
862	Patterson Cos., Inc.	26,584
1,018	PerkinElmer, Inc.	24,900
71,257	Pfizer, Inc.(>)	1,370,985
1,420	Quest Diagnostics, Inc.	76,694
2,963	St. Jude Medical, Inc.	137,779
3,009	Stryker Corp.	163,509
4,415	Tenet Healthcare Corp.*	24,547
3,453	Thermo Fisher Scientific, Inc.*	207,491
9,767	UnitedHealth Group, Inc.(>)	484,736
1,054	Varian Medical Systems, Inc.*	66,149
828	Waters Corp.*	72,773
1,143	Watson Pharmaceuticals, Inc.*	76,730
3,312	WellPoint, Inc.	223,726
1,733	Zimmer Holdings, Inc.*	104,015
		12,191,923
	Industrials - 10.8%
6,408	3M Co.(>)	558,393
949	Avery Dennison Corp.	29,941
6,661	Boeing Co. (The)(>)	469,401
1,467	C.H. Robinson Worldwide, Inc.	106,079
5,812	Caterpillar, Inc.(>)	574,167
1,143	Cintas Corp.	37,205
9,947	CSX Corp.	244,398
1,767	Cummins, Inc.	185,323
4,911	Danaher Corp.	241,179
3,784	Deere & Co.	297,082
1,681	Dover Corp.	101,650
449	Dun & Bradstreet Corp. (The)	32,575
3,075	Eaton Corp.	147,446
6,776	Emerson Electric Co.	332,634
1,110	Equifax, Inc.	38,140
1,916	Expeditors International of Washington, Inc.	91,432
2,656	Fastenal Co.	89,374
2,850	FedEx Corp.	247,608
504	Flowserve Corp.	50,087
1,570	Fluor Corp.	99,742
3,358	General Dynamics Corp.(>)	228,814
95,641	General Electric Co.(>)	1,712,930
1,128	Goodrich Corp.	107,318
7,096	Honeywell International, Inc.(>)	376,798
4,510	Illinois Tool Works, Inc.	224,598
2,986	Ingersoll-Rand PLC (Ireland)	111,736
1,810	Iron Mountain, Inc.	57,250
1,657	ITT Corp.	88,384
1,147	Jacobs Engineering Group, Inc.*	44,894
950	Joy Global, Inc.	89,224
954	L-3 Communications Holdings, Inc.	75,480
2,566	Lockheed Martin Corp.	194,323
3,231	Masco Corp.	34,087
3,184	Norfolk Southern Corp.	241,029
2,642	Northrop Grumman Corp.	159,867
3,295	PACCAR, Inc.	141,059
1,050	Pall Corp.	52,059
1,460	Parker Hannifin Corp.	115,369
1,841	Pitney Bowes, Inc.	39,674
1,297	Precision Castparts Corp.	209,310
1,952	Quanta Services, Inc.*	36,151
1,691	R.R. Donnelley & Sons Co.	31,808
3,213	Raytheon Co.	143,717
2,738	Republic Services, Inc.	79,484
1,326	Robert Half International, Inc.	36,306
1,301	Rockwell Automation, Inc.	93,360
1,388	Rockwell Collins, Inc.	76,465
862	Roper Industries, Inc.	70,365
460	Ryder System, Inc.	25,907
527	Snap-On, Inc.	29,965
7,142	Southwest Airlines Co.	71,134
1,517	Stanley Black & Decker, Inc.	99,773
772	Stericycle, Inc.*	63,397
2,489	Textron, Inc.	57,571

4,231	Tyco International Ltd. (Switzerland)	$187,391
4,425	Union Pacific Corp.(>)	453,474
8,892	United Parcel Service, Inc., Class B(>)	615,504
8,257	United Technologies Corp.(>)	684,010
526	W.W. Grainger, Inc.	78,043
4,274	Waste Management, Inc.	134,588
		11,346,472
	Information Technology - 19.0%
5,858	Accenture PLC, Class A (Ireland)	346,442
4,552	Adobe Systems, Inc.*	126,181
5,208	Advanced Micro Devices, Inc.*	38,227
1,682	Akamai Technologies, Inc.*	40,738
2,906	Altera Corp.	118,797
1,588	Amphenol Corp., Class A	77,637
2,702	Analog Devices, Inc.	92,949
8,341	Apple, Inc.*(>)	3,256,994
11,886	Applied Materials, Inc.	146,436
2,081	Autodesk, Inc.*	71,586
4,506	Automatic Data Processing, Inc.	232,014
1,594	BMC Software, Inc.*	68,893
4,303	Broadcom Corp., Class A	159,512
3,424	CA, Inc.	76,355
49,603	Cisco Systems, Inc.(>)	792,160
1,695	Citrix Systems, Inc.*	122,108
2,747	Cognizant Technology Solutions Corp., Class A*	191,933
1,398	Computer Sciences Corp.	49,321
1,966	Compuware Corp.*	18,992
14,160	Corning, Inc.	225,286
14,805	Dell, Inc.*	240,433
10,299	eBay, Inc.*	337,292
2,998	Electronic Arts, Inc.*	66,705
18,557	EMC Corp.*(>)	483,967
734	F5 Networks, Inc.*	68,614
2,428	Fidelity National Information Services, Inc.	72,889
489	First Solar, Inc.*	57,814
1,295	Fiserv, Inc.*	78,166
1,443	FLIR Systems, Inc.	39,625
2,264	Google, Inc., Class A*(>)	1,366,754
1,150	Harris Corp.	45,850
18,703	Hewlett-Packard Co.(>)	657,597
47,817	Intel Corp.(>)	1,067,754
10,923	International Business Machines Corp.(>)	1,986,348
2,465	Intuit, Inc.*	115,116
1,771	Jabil Circuit, Inc.	32,427
2,050	JDS Uniphase Corp.*	26,958
4,807	Juniper Networks, Inc.*	112,436
1,515	KLA-Tencor Corp.	60,327
715	Lexmark International, Inc., Class A*	24,003
2,050	Linear Technology Corp.	60,065
5,459	LSI Corp.*	40,178
852	MasterCard, Inc., Class A(>)	258,369
2,076	MEMC Electronic Materials, Inc.*	15,404
1,719	Microchip Technology, Inc.	58,016
7,764	Micron Technology, Inc.*	57,221
66,923	Microsoft Corp.(>)	1,833,690
1,251	Molex, Inc.	29,373
1,164	Monster Worldwide, Inc.*	13,665
2,657	Motorola Mobility Holdings, Inc.*	59,464
3,059	Motorola Solutions, Inc.*	137,319
2,173	National Semiconductor Corp.	53,717
3,318	NetApp, Inc.*	157,671
806	Novellus Systems, Inc.*(>)	25,018
5,414	NVIDIA Corp.*	74,876
35,139	Oracle Corp.(>)	1,074,551
2,904	Paychex, Inc.	81,980
15,058	QUALCOMM, Inc.(>)	824,877
1,743	Red Hat, Inc.*	73,345
2,517	SAIC, Inc.*	40,348
1,086	Salesforce.com, Inc.*	157,155
2,153	SanDisk Corp.*	91,567
6,814	Symantec Corp.*	129,875
3,274	Tellabs, Inc.	13,554
1,524	Teradata Corp.*	83,759
1,670	Teradyne, Inc.*	22,528
10,468	Texas Instruments, Inc.	311,423
1,456	Total System Services, Inc.	27,096
1,520	VeriSign, Inc.	47,439
4,320	Visa, Inc., Class A(>)	369,533
2,095	Western Digital Corp.*	72,194
5,701	Western Union Co. (The)	110,656
12,637	Xerox Corp.	117,903
2,395	Xilinx, Inc.	76,880
11,752	Yahoo!, Inc.*	153,951
		19,948,296
	Materials - 3.7%
1,911	Air Products & Chemicals, Inc.	169,563
632	Airgas, Inc.	43,418
994	AK Steel Holding Corp.	12,077
9,591	Alcoa, Inc.	141,275
954	Allegheny Technologies, Inc.	55,513
1,516	Ball Corp.	58,821
953	Bemis Co., Inc.	30,115
648	CF Industries Holdings, Inc.	100,647
1,305	Cliffs Natural Resources, Inc.	117,215
10,600	Dow Chemical Co. (The)	369,622
8,372	E.I. du Pont de Nemours & Co.(>)	430,488
643	Eastman Chemical Co.	62,107
2,091	Ecolab, Inc.	104,550
650	FMC Corp.	56,921
8,545	Freeport-McMoRan Copper & Gold, Inc.(>)	452,543
727	International Flavors & Fragrances, Inc.	44,471
3,946	International Paper Co.	117,196
1,532	MeadWestvaco Corp.	47,706
4,835	Monsanto Co.	355,276
4,455	Newmont Mining Corp.	247,743
2,853	Nucor Corp.	110,953
1,477	Owens-Illinois, Inc.*	34,222
1,428	PPG Industries, Inc.	120,238
2,745	Praxair, Inc.	284,492
1,447	Sealed Air Corp.	31,154
797	Sherwin-Williams Co. (The)	61,505
1,098	Sigma-Aldrich Corp.	73,676
813	Titanium Metals Corp.	14,463
1,296	United States Steel Corp.	51,827
1,162	Vulcan Materials Co.	39,845
		3,839,642
	Telecommunication Services - 3.0%
3,575	American Tower Corp., Class A*	187,795
53,407	AT&T, Inc.(>)	1,562,689
5,547	CenturyLink, Inc.	205,849
8,972	Frontier Communications Corp.	67,200
2,393	MetroPCS Communications, Inc.*	38,958
26,982	Sprint Nextel Corp.*	114,134

25,511	Verizon Communications, Inc.(>)	$900,283
4,598	Windstream Corp.	56,142
		3,133,050
	Utilities - 3.5%
5,925	AES Corp. (The)*	72,937
2,173	Ameren Corp.	62,626
4,347	American Electric Power Co., Inc.	160,230
3,839	CenterPoint Energy, Inc.	75,168
2,274	CMS Energy Corp.	43,524
2,641	Consolidated Edison, Inc.	138,917
1,810	Constellation Energy Group, Inc.	70,282
5,192	Dominion Resources, Inc.	251,552
1,529	DTE Energy Co.	76,205
12,005	Duke Energy Corp.	223,293
2,941	Edison International	111,964
1,605	Entergy Corp.	107,214
5,971	Exelon Corp.	263,142
3,769	FirstEnergy Corp.	168,286
702	Integrys Energy Group, Inc.	35,247
3,805	NextEra Energy, Inc.	210,226
411	Nicor, Inc.	22,482
2,522	NiSource, Inc.	50,768
1,594	Northeast Utilities	54,196
2,172	NRG Energy, Inc.*	53,257
964	ONEOK, Inc.	70,170
2,038	Pepco Holdings, Inc.	38,070
3,588	PG&E Corp.	148,651
982	Pinnacle West Capital Corp.	41,588
5,205	PPL Corp.	145,220
2,653	Progress Energy, Inc.	124,001
4,559	Public Service Enterprise Group, Inc.	149,307
1,033	SCANA Corp.	40,483
2,156	Sempra Energy	109,288
7,661	Southern Co.	302,916
1,941	TECO Energy, Inc.	35,967
2,108	Wisconsin Energy Corp.	64,610
4,364	Xcel Energy, Inc.	104,736
		3,626,523
	Total Investments (Cost $84,904,728)(a)-101.5%	106,425,244
	Liabilities in excess of other assets-(1.5)%	(1,562,651)
	Net Assets-100.0%	$104,862,593

Investment Abbreviations:

REIT                     - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written.

(>) Security not subject to call options written.

(~) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the three months ended July 31, 2011:

	Value			Change in Unrealized	Realized	Notional Value
	April 30, 2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain	July 31, 2011	Dividend Income
Invesco Ltd.	$114,949	$3,268	$(13,702)	$(16,522)	$4,365	$92,358	$556

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $84,904,728. The net unrealized appreciation was $21,520,516 which consisted of aggregate gross unrealized appreciation of $23,377,385 and aggregate gross unrealized depreciation of $1,856,869.

The following written option contracts were open at July 31, 2011:

			Number
	Contract	Strike	of	Premium		Unrealized
	Month	Price	Contracts	Received	Value	Appreciation
Call Option S&P 500 Index	Aug-11	$1,310	823	$2,372,104	$1,547,240	$824,864

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500 High Quality Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 19.1%
19,145	Darden Restaurants, Inc.	$972,566
28,049	Family Dollar Stores, Inc.	1,489,682
53,637	Gap, Inc. (The)	1,034,658
17,799	Genuine Parts Co.	946,195
11,865	Harley-Davidson, Inc.	514,822
22,820	Hasbro, Inc.	902,759
27,817	Home Depot, Inc. (The)	971,648
24,000	Johnson Controls, Inc.	886,800
21,562	Lowe’s Cos., Inc.	465,308
13,708	Marriott International, Inc., Class A	445,510
18,315	Mattel, Inc.	488,278
11,903	McDonald’s Corp.	1,029,371
30,412	News Corp., Class A	487,200
16,391	NIKE, Inc., Class B	1,477,649
10,140	Nordstrom, Inc.	508,622
31,430	Omnicom Group, Inc.	1,474,696
3,703	Polo Ralph Lauren Corp.	500,164
19,085	Ross Stores, Inc.	1,446,070
29,887	Target Corp.	1,538,882
6,202	Tiffany & Co.	493,617
27,709	TJX Cos., Inc. (The)	1,532,308
8,992	VF Corp.	1,050,266
25,524	Walt Disney Co. (The)	985,737
18,323	Yum! Brands, Inc.	967,821
		22,610,629
	Consumer Staples - 22.2%
37,893	Altria Group, Inc.	996,586
32,803	Archer-Daniels-Midland Co.	996,555
17,857	Avon Products, Inc.	468,389
13,474	Brown-Forman Corp., Class B	991,147
14,911	Campbell Soup Co.	492,809
14,958	Clorox Co. (The)	1,070,843
22,254	Coca-Cola Co. (The)	1,513,495
17,287	Colgate-Palmolive Co.	1,458,677
19,364	ConAgra Foods, Inc.	495,912
6,259	Costco Wholesale Corp.	489,767
40,116	CVS Caremark Corp.	1,458,217
41,443	General Mills, Inc.	1,547,896
51,081	Hormel Foods Corp.	1,479,817
13,406	J.M. Smucker Co. (The)	1,044,596
27,704	Kellogg Co.	1,545,329
15,295	Kimberly-Clark Corp.	999,681
14,267	Kraft Foods, Inc., Class A	490,499
31,128	McCormick & Co., Inc.	1,514,377
21,854	PepsiCo, Inc.	1,399,530
23,538	Procter & Gamble Co. (The)	1,447,352
48,830	Sysco Corp.	1,493,710
34,681	Walgreen Co.	1,353,946
28,261	Wal-Mart Stores, Inc.	1,489,637
		26,238,767
	Energy - 3.3%
4,072	Apache Corp.	503,788
9,624	Chevron Corp.	1,001,088
18,544	Exxon Mobil Corp.	1,479,626
6,822	Hess Corp.	467,716
4,793	Occidental Petroleum Corp.	470,577
		3,922,795
	Financials - 7.5%
21,908	Aflac, Inc.	1,009,082
9,598	American Express Co.	480,284
3,710	AvalonBay Communities, Inc. REIT	497,845
9,486	Capital One Financial Corp.	453,431
16,236	Chubb Corp. (The)	1,014,425
17,555	Cincinnati Financial Corp.	479,778
3,799	Goldman Sachs Group, Inc. (The)	512,751
9,524	Health Care REIT, Inc. REIT	502,677
122,942	Hudson City Bancorp, Inc.	1,014,272
26,125	Kimco Realty Corp. REIT	497,159
8,364	T. Rowe Price Group, Inc.	475,075
23,603	Torchmark Corp.	953,325
8,685	Travelers Cos., Inc. (The)	478,804
17,991	Wells Fargo & Co.	502,669
		8,871,577
	Health Care - 10.1%
19,105	Abbott Laboratories	980,469
11,944	AmerisourceBergen Corp.	457,575
16,725	Baxter International, Inc.	972,893
11,410	Becton, Dickinson and Co.	953,990
9,031	C.R. Bard, Inc.	891,179
12,985	DENTSPLY International, Inc.	492,002
9,336	Express Scripts, Inc.*	506,571
22,619	Johnson & Johnson	1,465,485
6,025	McKesson Corp.	488,748
26,808	Medtronic, Inc.	966,428
20,395	Mylan, Inc.*	464,598
8,546	Quest Diagnostics, Inc.	461,570
25,413	Stryker Corp.	1,380,942
29,345	UnitedHealth Group, Inc.	1,456,392
		11,938,842
	Industrials - 21.1%
15,656	3M Co.	1,364,264
18,757	C.H. Robinson Worldwide, Inc.	1,356,319
13,842	Caterpillar, Inc.	1,367,451
15,180	Cintas Corp.	494,109
19,025	CSX Corp.	467,444
28,024	Danaher Corp.	1,376,259
5,917	Deere & Co.	464,544
14,728	Dover Corp.	890,602
19,397	Eaton Corp.	930,086
26,724	Emerson Electric Co.	1,311,881
29,202	Expeditors International of Washington, Inc.	1,393,519
27,815	Fastenal Co.	935,975
20,470	General Dynamics Corp.	1,394,826
26,818	General Electric Co.	480,310
8,556	Honeywell International, Inc.	454,324
17,297	Illinois Tool Works, Inc.	861,391
8,659	ITT Corp.	461,871
11,954	L-3 Communications Holdings, Inc.	945,800
6,733	Norfolk Southern Corp.	509,688
7,496	Northrop Grumman Corp.	453,583
11,414	Parker Hannifin Corp.	901,934
16,469	Rockwell Collins, Inc.	907,277

12,179	Roper Industries, Inc.	$994,172
8,010	Snap-On, Inc.	455,449
9,776	Union Pacific Corp.	1,001,844
16,915	United Technologies Corp.	1,401,239
9,508	W.W. Grainger, Inc.	1,410,702
		24,986,863
	Information Technology - 4.5%
18,696	Automatic Data Processing, Inc.	962,657
11,435	Harris Corp.	455,914
13,976	Hewlett-Packard Co.	491,396
8,660	International Business Machines Corp.	1,574,821
15,398	Linear Technology Corp.	451,161
15,010	Oracle Corp.	459,006
32,519	Paychex, Inc.	918,011
		5,312,966
	Materials - 7.1%
10,507	Air Products & Chemicals, Inc.	932,286
7,232	Airgas, Inc.	496,838
25,245	Ball Corp.	979,506
27,069	Ecolab, Inc.	1,353,450
15,687	International Flavors & Fragrances, Inc.	959,574
13,834	Praxair, Inc.	1,433,756
11,973	Sherwin-Williams Co. (The)	923,957
20,194	Sigma-Aldrich Corp.	1,355,017
		8,434,384
	Utilities - 5.1%
10,478	Dominion Resources, Inc.	507,659
14,997	Entergy Corp.	1,001,800
11,412	FirstEnergy Corp.	509,546
17,660	NextEra Energy, Inc.	975,715
6,771	ONEOK, Inc.	492,861
18,182	PPL Corp.	507,278
9,646	Sempra Energy	488,956
12,638	Southern Co.	499,706
32,122	Wisconsin Energy Corp.	984,539
		5,968,060
	Total Common Stocks and Other Equity Interests (Cost $105,407,636)	118,284,883

	Money Market Fund - 0.1%
117,913	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $117,913)	117,913

	Total Investments (Cost $105,525,549)(a)-100.1%	118,402,796
	Liabilities in excess of other assets-(0.1)%	(73,210)
	Net Assets-100.0%	$118,329,586

Investment Abbreviations:

REIT                     - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $105,539,214. The net unrealized appreciation was $12,863,582 which consisted of aggregate gross unrealized appreciation of $13,908,178 and aggregate gross unrealized depreciation of $1,044,596.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Electronics - 10.6%
1,139,184	Badger Meter, Inc. (~)(a)	$41,568,824
904,174	Itron, Inc.*	38,915,649
1,113,412	Watts Water Technologies, Inc., Class A	37,332,705
		117,817,178
	Engineering & Construction - 15.0%
1,817,442	Aecom Technology Corp.*	44,963,515
1,903,848	Insituform Technologies, Inc., Class A*	38,172,153
1,299,881	Layne Christensen Co.(~)*	38,099,512
1,107,151	URS Corp.*	45,204,975
		166,440,155
	Environmental Control - 13.4%
2,284,710	Calgon Carbon Corp.*	34,019,332
2,812,122	Energy Recovery, Inc.(~)(a)*	8,633,214
790,583	Met-Pro Corp.(~)	8,332,745
1,466,360	Nalco Holding Co.	51,835,826
2,122,215	Tetra Tech, Inc.*	46,688,730
		149,509,847
	Hand/Machine Tools - 3.3%
830,601	Franklin Electric Co., Inc.	36,255,734

	Machinery-Diversified - 17.3%
347,386	Flowserve Corp.	34,523,221
1,151,094	Gorman-Rupp Co. (The)(~)	37,502,642
862,193	IDEX Corp.	35,763,766
757,214	Lindsay Corp.(~)(a)	47,931,646
450,686	Roper Industries, Inc.	36,789,498
		192,510,773
	Metal Fabricate/Hardware - 9.9%
10,391,815	Mueller Water Products, Inc., Class A(~)	33,981,235
837,990	Northwest Pipe Co.(~)*	25,181,599
527,059	Valmont Industries, Inc.	51,309,194
		110,472,028
	Miscellaneous Manufacturing - 17.7%
545,109	Ameron International Corp.(~)	46,383,325
825,316	Danaher Corp.	40,531,269
690,972	ITT Corp.	36,856,446
719,172	Pall Corp.	35,656,548
1,007,910	Pentair, Inc.	37,101,167
		196,528,755
	Water - 12.8%
676,514	American States Water Co.	23,130,014
789,232	American Water Works Co., Inc.	22,098,496
1,072,782	Aqua America, Inc.	22,689,339
387,890	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	23,153,154
1,310,310	Consolidated Water Co. Ltd. (Cayman Islands)(~)	11,818,996
1,769,814	Veolia Environnement SA ADR (France)(a)	39,626,136
		142,516,135
	Total Common Stocks and Other Equity Interests (Cost $1,085,314,041)	$1,112,050,605

	Money Market Fund - 0.1%
1,260,696	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,260,696)	1,260,696

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.1% (Cost $1,086,574,737)	1,113,311,301

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 4.4%
49,391,020	Liquid Assets Portfolio - Institutional Class (Cost $49,391,020)(b)	49,391,020

	Total Investments (Cost $1,135,965,757)(c)-104.5%	1,162,702,321
	Liabilities in excess of other assets-(4.5)%	(50,494,240)
	Net Assets-100.0%	$1,112,208,081

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(~) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended July 31, 2011:

	Value			Change in Unrealized	Realized	Value
	April 30, 2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain (Loss)	July 31, 2011	Dividend Income
Ameron International Corp.	$38,384,679	$2,029,660	$(2,010,464)	$7,901,400	$78,050	$46,383,325	$163,973
Badger Meter, Inc.	48,331,952	778,558	(5,711,929)	(1,971,374)	141,617	41,568,824	175,999
Consolidated Water Co. Ltd. (Cayman Islands)	12,854,141	—	—	(1,035,145)	—	11,818,996	98,273
Energy Recovery, Inc.	6,029,647	3,216,389	(324,786)	(227,527)	(60,509)	8,633,214	—
Gorman-Rupp Co. (The)	41,560,636	707,550	(4,959,147)	(1,167,420)	1,361,023	37,502,642	114,754
Layne Christensen Co.	35,862,020	4,772,946	(1,891,928)	(755,010)	111,484	38,099,512	—
Lindsay Corp.	54,739,685	3,523,598	(2,594,287)	(9,172,479)	1,435,129	47,931,646	63,029
Met-Pro Corp.	6,383,337	3,279,442	(339,535)	(980,610)	(9,889)	8,332,745	34,930
Mueller Water Products, Inc. Class A	40,402,780	6,643,696	(1,968,589)	(11,280,544)	183,892	33,981,235	160,048
Northwest Pipe Co.	20,149,047	13,580	—	5,018,972	—	25,181,599	—
Total Investments in Affiliates	$304,697,924	$24,965,419	$(19,800,665)	$(13,669,737)	$3,240,797	$299,433,738	$811,006

(a)  All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,170,812,273. The net unrealized depreciation was $8,109,952 which consisted of aggregate gross unrealized appreciation of $143,143,353 and aggregate gross unrealized depreciation of $151,253,305.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Auto Manufacturers - 2.2%
304,220	Tesla Motors, Inc.(a)*	$8,569,877

	Auto Parts & Equipment - 4.1%
513,138	Amerigon, Inc.*	8,630,981
344,346	Fuel Systems Solutions, Inc.(a)*	7,313,909
		15,944,890
	Building Materials - 0.5%
1,410,701	Broadwind Energy, Inc.*	1,862,125

	Chemicals - 8.4%
87,392	Air Products & Chemicals, Inc.	7,754,292
216,209	OM Group, Inc.*	7,844,063
137,513	Sociedad Quimica y Minera de Chile SA ADR (Chile)	8,844,836
816,071	Zoltek Cos., Inc.*	8,250,478
		32,693,669
	Commercial Services - 2.0%
420,315	Quanta Services, Inc.(a)*	7,784,234

	Computers - 4.2%
898,523	Echelon Corp.(a)*	7,448,756
534,019	Maxwell Technologies, Inc.*	9,008,901
		16,457,657
	Electric - 12.6%
593,438	Ameresco, Inc., Class A*	7,987,676
514,112	Calpine Corp.*	8,354,320
291,436	CPFL Energia SA ADR (Brazil)(a)	8,419,586
208,040	IDACORP, Inc.	8,157,248
116,612	ITC Holdings Corp.	8,193,159
375,778	Ormat Technologies, Inc.(a)	7,838,729
		48,950,718
	Electrical Components & Equipment - 21.8%
1,647,227	A123 Systems, Inc.(a)*	8,450,275
879,398	Active Power, Inc.*	1,486,183
983,966	American Superconductor Corp.(a)*	7,202,631
716,547	Canadian Solar, Inc. (China)(a)*	6,284,117
1,396,161	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)*	7,260,037
7,053,519	Ener1, Inc.(a)*	6,066,026
2,047,193	Energy Conversion Devices, Inc.(a)*	2,149,553
1,042,620	Power-One, Inc.(a)*	7,517,290
3,728,289	Satcon Technology Corp.(a)*	7,009,183
473,387	SunPower Corp., Class A(a)*	9,292,587
1,071,983	Suntech Power Holdings Co. Ltd. ADR (China)(a)*	7,868,355
242,805	Universal Display Corp.(a)*	7,262,298
950,367	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)*	6,880,657
		84,729,192
	Electronics - 2.4%
177,470	Itron, Inc.*	7,638,309
894,896	UQM Technologies, Inc.*	1,843,486
		9,481,795
	Energy-Alternate Sources - 13.7%
276,385	Amyris, Inc.(a)*	6,398,313
1,310,587	Ballard Power Systems, Inc. (Canada)*	2,018,304
746,844	Comverge, Inc.(a)*	2,374,964
69,664	First Solar, Inc.(a)*	8,236,375
1,461,447	FuelCell Energy, Inc.(a)*	1,943,724
567,998	Gevo, Inc.(a)*	9,389,007
1,418,090	JA Solar Holdings Co. Ltd. ADR (China)(a)*	6,806,832
396,490	Solazyme, Inc.*	9,059,796
396,879	Trina Solar Ltd. ADR (Cayman Islands)(a)*	7,108,103
		53,335,418
	Engineering & Construction - 0.5%
420,583	Lime Energy Co.*	1,858,977

	Food - 2.2%
695,301	Cosan Ltd., Class A (Brazil)	8,573,061

	Mining - 4.5%
148,992	Molycorp, Inc.(a)*	9,480,361
773,505	Rare Element Resources Ltd. (Canada)(a)*	8,183,683
		17,664,044
	Miscellaneous Manufacturing - 4.4%
130,576	Polypore International, Inc.*	8,879,168
583,410	STR Holdings, Inc.(a)*	8,027,722
		16,906,890
	Semiconductors - 16.5%
253,734	Aixtron SE ADR (Germany)(a)	6,812,758
103,380	Amtech Systems, Inc.(a)*	1,855,671
247,074	Cree, Inc.*	8,118,851
3,473,535	EMCORE Corp.(a)*	9,100,662
533,631	GT Solar International, Inc.*	7,278,727
315,359	International Rectifier Corp.*	8,101,573
1,030,395	MEMC Electronic Materials, Inc.*	7,645,531
1,697,619	Renesola Ltd. ADR (British Virgin Islands)(a)*	7,690,214
499,212	Rubicon Technology, Inc.(a)*	7,348,400
		63,952,387
	Total Common Stocks and Other Equity Interests (Cost $530,356,543)	388,764,934

	Money Market Fund - 0.0%
26,674	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $26,674)	26,674

	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 100.0% (Cost $530,383,217)	388,791,608

	Investments Purchased with Cash Collateral from securities on Loan
	Money Market Fund - 28.7%
111,551,459	Liquid Assets Portfolio - Institutional Class (Cost $111,551,459)(b)	$111,551,459

	Total Investments (Cost $641,934,676)(c)-128.7%	500,343,067
	Liabilities in excess of other assets-(28.7)%	(111,437,474)
	Net Assets-100.0%	$388,905,593

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $669,801,639. The net unrealized depreciation was $169,458,572 which consisted of aggregate gross unrealized appreciation of $37,040,683 and aggregate gross unrealized depreciation of $206,499,255.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Agriculture - 2.2%
33,255	Andersons, Inc. (The)	$1,367,113

	Auto Manufacturers - 1.8%
53,681	Tata Motors Ltd. ADR (India)	1,149,847

	Auto Parts & Equipment - 7.7%
158,045	Exide Technologies*	1,131,602
29,353	Johnson Controls, Inc.	1,084,593
30,427	Tenneco, Inc.*	1,215,255
53,931	Westport Innovations, Inc. (Canada)*	1,382,791
		4,814,241
	Building Materials - 2.3%
24,704	Apogee Enterprises, Inc.	282,861
31,687	Owens Corning*	1,127,423
		1,410,284
	Chemicals - 4.3%
45,384	Methanex Corp. (Canada)	1,345,182
21,917	Rockwood Holdings, Inc.*	1,325,321
		2,670,503
	Electric - 8.6%
108,467	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,308,112
70,576	Companhia Energetica de Minas Gerais ADR (Brazil)	1,362,117
80,495	EnerNOC, Inc.*	1,347,486
61,696	Enersis SA ADR (Chile)	1,344,356
		5,362,071
	Electrical Components & Equipment - 9.9%
71,470	A-Power Energy Generation Systems Ltd.*	29,839
23,594	Emerson Electric Co.	1,158,229
16,450	Energizer Holdings, Inc.*	1,326,528
36,060	EnerSys*	1,153,199
32,153	General Cable Corp.*	1,278,725
61,055	GrafTech International Ltd.*	1,175,919
		6,122,439
	Electronics - 6.8%
79,637	Elster Group SE ADR (Germany)*	1,352,236
52,673	Koninklijke Philips Electronics NV (Netherlands)	1,304,710
43,418	SemiLEDs Corp.*	235,326
38,376	Woodward, Inc.	1,323,972
		4,216,244
	Energy-Alternate Sources - 4.4%
93,553	Clean Energy Fuels Corp.*	1,497,784
72,008	Covanta Holding Corp.	1,244,298
		2,742,082
	Engineering & Construction - 6.0%
33,144	Chicago Bridge & Iron Co. NV (Netherlands)	1,367,190
39,933	Foster Wheeler AG (Switzerland)*	1,082,184
62,875	McDermott International, Inc. (Panama)*	1,268,189
		3,717,563
	Environmental Control - 1.9%
236,745	EnergySolutions, Inc.	1,197,930

	Hand/Machine Tools - 1.9%
19,857	Regal-Beloit Corp.	1,203,930

	Machinery-Diversified - 5.6%
49,385	Altra Holdings, Inc.*	1,098,322
23,275	Chart Industries, Inc.*	1,234,972
44,328	Global Power Equipment Group, Inc.*	1,151,198
		3,484,492
	Mining - 7.2%
196,058	Avalon Rare Metals, Inc. (Canada)*	1,078,319
53,888	Cameco Corp. (Canada)	1,431,265
765,819	Denison Mines Corp. (Canada)*	1,615,878
97,936	USEC, Inc.*	333,962
		4,459,424
	Miscellaneous Manufacturing - 13.9%
31,053	A.O. Smith Corp.	1,287,768
19,895	Cooper Industries PLC (Ireland)	1,040,707
24,053	Eaton Corp.	1,153,341
35,713	ESCO Technologies, Inc.	1,238,527
55,031	Hexcel Corp.*	1,317,442
29,442	LSB Industries, Inc.*	1,170,025
16,174	PMFG, Inc.*	303,586
8,788	Siemens AG ADR (Germany)	1,118,625
		8,630,021
	Oil & Gas - 9.8%
47,864	Chesapeake Energy Corp.	1,644,128
25,743	Range Resources Corp.	1,677,414
25,468	Sasol Ltd. ADR (South Africa)	1,277,220
32,936	Southwestern Energy Co.*	1,467,628
		6,066,390
	Semiconductors - 1.6%
24,793	Veeco Instruments, Inc.*	986,513

	Telecommunications - 1.9%
74,044	Corning, Inc.	1,178,040

	Transportation - 2.2%
35,346	Golar LNG Ltd. (Bermuda)	1,347,743

	Total Common Stocks and Other Equity Interests (Cost $55,518,075)	62,126,870

	Money Market Fund - 0.1%
77,612	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $77,612)	77,612

	Total Investments (Cost $55,595,687)(a)-100.1%	62,204,482
	Liabilities in excess of other assets-(0.1)%	(70,575)
	Net Assets-100.0%	$62,133,907

Investment Abbreviations:

ADR                     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $56,877,240. The net unrealized appreciation was $5,327,242 which consisted of aggregate gross unrealized appreciation of $10,421,572 and aggregate gross unrealized depreciation of $5,094,330.

This Fund has holdings greater than 10% of net assets in the following countries:

Canada	11.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback Achievers™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Consumer Discretionary - 23.4%
3,028	Advance Auto Parts, Inc.	$166,449
3,193	Aeropostale, Inc.*	53,802
8,072	American Eagle Outfitters, Inc.	106,066
420	America’s Car-Mart, Inc.*	14,213
5,951	AutoNation, Inc.*	223,817
1,710	AutoZone, Inc.*	488,119
2,878	Big Lots, Inc.*	100,241
331	Blyth, Inc.	20,939
3,578	Brinker International, Inc.	85,943
2,955	Career Education Corp.*	67,049
827	CEC Entertainment, Inc.	32,005
1,011	Children’s Place Retail Stores, Inc. (The)*	48,851
12,010	Coach, Inc.	775,366
2,281	Dillard’s, Inc., Class A	128,329
31,144	DIRECTV, Class A*	1,578,378
5,033	Dollar Tree, Inc.*	333,336
4,727	Family Dollar Stores, Inc.	251,051
5,681	GameStop Corp., Class A*	133,958
21,965	Gap, Inc. (The)	423,705
12,495	H&R Block, Inc.	186,925
1,189	ITT Educational Services, Inc.*	101,862
2,072	Jack in the Box, Inc.*	47,076
5,087	Liberty Global, Inc., Class A*	212,637
893	Lincoln Educational Services Corp.	15,967
53,026	Lowe’s Cos., Inc.	1,144,301
1,117	Nutrisystem, Inc.	16,688
246	NVR, Inc.*	167,302
1,068	Papa John’s International, Inc.*	33,332
3,745	RadioShack Corp.	52,130
27,979	Target Corp.	1,440,639
2,498	Tempur-Pedic International, Inc.*	179,881
2,083	Timberland Co. (The), Class A*	89,132
42,112	Time Warner, Inc.	1,480,658
15,564	TJX Cos., Inc. (The)	860,689
312	Washington Post Co. (The), Class B	125,518
16,938	Wendy’s Co. (The)	89,263
		11,275,617
	Consumer Staples - 12.1%
534	Boston Beer Co., Inc., Class A*	48,140
1,560	Casey’s General Stores, Inc.	70,200
1,810	Central Garden & Pet Co., Class A*	15,856
9,362	Dr Pepper Snapple Group, Inc.	353,509
6,034	Lorillard, Inc.	640,931
16,552	Safeway, Inc.	333,854
23,507	Sara Lee Corp.	449,219
38,989	Walgreen Co.	1,522,131
45,765	Wal-Mart Stores, Inc.	2,412,273
		5,846,113
	Financials - 7.4%
811	Abington Bancorp, Inc.	8,037
4,189	American Financial Group, Inc.	142,342
5,045	Arch Capital Group Ltd.*	170,521
2,971	Ashford Hospitality Trust, Inc. REIT	32,384
2,870	Aspen Insurance Holdings Ltd. (Bermuda)	74,333
3,803	Assurant, Inc.	135,463
11,435	Chubb Corp. (The)	714,459
1,557	Employers Holdings, Inc.	23,137
1,631	Endurance Specialty Holdings Ltd. (Bermuda)	66,447
2,176	Everest Re Group Ltd.	178,693
338	FPIC Insurance Group, Inc.*	14,101
1,852	Hanover Insurance Group, Inc. (The)	67,061
513	Infinity Property & Casualty Corp.	25,994
3,773	iStar Financial, Inc. REIT*	26,449
6,134	Legg Mason, Inc.	180,462
2,220	Meadowbrook Insurance Group, Inc.	20,868
2,515	Montpelier Re Holdings Ltd. (Bermuda)	43,409
7,126	NASDAQ OMX Group, Inc. (The)*	171,523
1,433	Platinum Underwriters Holdings Ltd. (Bermuda)	49,223
1,241	ProAssurance Corp.*	86,436
2,032	RenaissanceRe Holdings Ltd. (Bermuda)	141,407
2,217	StanCorp Financial Group, Inc.	73,737
17,245	Travelers Cos., Inc. (The)	950,717
5,617	W.R. Berkley Corp.	172,947
		3,570,150
	Health Care - 28.2%
15,781	Aetna, Inc.	654,753
38,064	Amgen, Inc.*	2,082,101
9,877	Biogen Idec, Inc.*	1,006,170
69,118	Bristol-Myers Squibb Co.	1,980,922
2,167	Charles River Laboratories International, Inc.*	85,705
11,784	Forest Laboratories, Inc.*	436,715
30,048	Gilead Sciences, Inc.*	1,272,833
3,906	Health Net, Inc.*	109,837
603	ICU Medical, Inc.*	25,615
336	Kensey Nash Corp.*	8,803
1,218	Maxygen, Inc.	6,614
10,082	McKesson Corp.	817,852
13,685	Medco Health Solutions, Inc.*	860,513
4,969	Nabi Biopharmaceuticals*	9,789
2,359	PSS World Medical, Inc.*	56,451
6,717	Quest Diagnostics, Inc.	362,785
1,425	Quidel Corp.*	21,318
582	SonoSite, Inc.*	19,008
45,157	UnitedHealth Group, Inc.	2,241,142
16,017	WellPoint, Inc.	1,081,948
8,039	Zimmer Holdings, Inc.*	482,501
		13,623,375
	Industrials - 6.0%
2,069	CBIZ, Inc.*	15,435
5,531	Cintas Corp.	180,034
1,382	Dycom Industries, Inc.*	23,549
1,723	FTI Consulting, Inc.*	62,528
6,191	KBR, Inc.	220,709
14,059	Lockheed Martin Corp.	1,064,688
11,432	Northrop Grumman Corp.	691,750
2,024	Ryder System, Inc.	113,992
1,296	Toro Co. (The)	69,764

1,289	Tredegar Corp.	$24,568
2,937	W.W. Grainger, Inc.	435,763
		2,902,780
	Information Technology - 21.8%
7,692	Amdocs Ltd. (Guernsey)*	242,529
2,445	Benchmark Electronics, Inc.*	35,819
2,778	Brightpoint, Inc.*	25,252
5,027	Broadridge Financial Solutions, Inc.	115,923
8,369	Compuware Corp.*	80,845
1,971	DST Systems, Inc.	100,895
1,830	Electronics for Imaging, Inc.*	31,494
1,623	Fair Isaac Corp.	48,284
12,088	Fidelity National Information Services, Inc.	362,882
2,553	Global Cash Access Holdings, Inc.*	7,174
66,240	Hewlett-Packard Co.	2,328,998
3,160	IAC/InterActiveCorp.*	130,792
6,218	Integrated Device Technology, Inc.*	42,531
13,441	International Business Machines Corp.	2,444,246
1,340	LoopNet, Inc.*	24,549
25,232	LSI Corp.*	185,707
446	MicroStrategy, Inc., Class A*	71,079
662	MTS Systems Corp.	26,089
963	Multi-Fineline Electronix, Inc.*	19,559
3,615	Novellus Systems, Inc.*	112,210
809	Oplink Communications, Inc.*	13,656
4,176	QLogic Corp.*	63,350
14,333	SAIC, Inc.*	229,758
20,172	Seagate Technology PLC (Ireland)	280,189
581	Stamps.com, Inc.	9,732
1,870	Tech Data Corp.*	87,273
2,433	TeleTech Holdings, Inc.*	48,149
47,118	Texas Instruments, Inc.	1,401,760
1,336	Tyler Technologies, Inc.*	34,055
3,164	ValueClick, Inc.*	57,142
6,937	VeriSign, Inc.	216,504
7,017	Vishay Intertechnology, Inc.*	96,624
24,690	Western Union Co. (The)	479,233
11,030	Xilinx, Inc.	354,063
56,394	Yahoo!, Inc.*	738,761
		10,547,106
	Materials - 1.0%
6,748	Ball Corp.	261,822
778	Kaiser Aluminum Corp.	43,428
576	NewMarket Corp.	94,476
3,137	Worthington Industries, Inc.	65,783
		465,509
	Telecommunication Services - 0.0%
1,861	General Communication, Inc., Class A*	21,122

	Utilities - 0.1%
5,219	Dynegy, Inc.*	29,853

	Total Common Stocks and Other Equity Interests (Cost $46,709,949)	48,281,625

	Money Market Fund - 0.2%
97,806	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $97,806)	97,806

	Total Investments (Cost $46,807,755)(a)-100.2%	48,379,431
	Liabilities in excess of other assets-(0.2)%	(92,313)
	Net Assets-100.0%	$48,287,118

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $46,848,148. The net unrealized appreciation was $1,531,283 which consisted of aggregate gross unrealized appreciation of $3,365,331 and aggregate gross unrealized depreciation of $1,834,048.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend Achievers™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Consumer Discretionary - 7.8%
7,985	Family Dollar Stores, Inc.	$424,083
10,291	Genuine Parts Co.	547,069
3,346	John Wiley & Sons, Inc., Class A	167,501
9,520	Leggett & Platt, Inc.	206,584
85,946	Lowe’s Cos., Inc.	1,854,715
1,933	Matthews International Corp., Class A	69,955
68,487	McDonald’s Corp.	5,922,756
20,112	McGraw-Hill Cos., Inc. (The)	836,659
2,400	Meredith Corp.	71,640
2,269	Polaris Industries, Inc.	268,990
7,671	Ross Stores, Inc.	581,232
11,097	Stanley Black & Decker, Inc.	729,850
45,488	Target Corp.	2,342,177
25,486	TJX Cos., Inc. (The)	1,409,376
7,221	VF Corp.	843,413
		16,276,000
	Consumer Staples - 25.9%
138,178	Altria Group, Inc.	3,634,081
42,105	Archer-Daniels-Midland Co.	1,279,150
28,492	Avon Products, Inc.	747,345
5,785	Brown-Forman Corp., Class B	425,545
2,477	Casey’s General Stores, Inc.	111,465
9,326	Church & Dwight Co., Inc.	376,211
8,801	Clorox Co. (The)	630,063
145,063	Coca-Cola Co. (The)	9,865,735
32,270	Colgate-Palmolive Co.	2,722,943
17,638	Hormel Foods Corp.	510,973
7,572	J.M. Smucker Co. (The)	590,010
25,933	Kimberly-Clark Corp.	1,694,981
1,801	Lancaster Colony Corp.	108,294
7,833	McCormick & Co., Inc.	381,075
104,334	PepsiCo, Inc.	6,681,549
160,360	Procter & Gamble Co. (The)	9,860,536
38,514	Sysco Corp.	1,178,143
2,353	Tootsie Roll Industries, Inc.	66,002
1,530	Universal Corp.	56,182
4,870	Vector Group Ltd.	85,274
59,880	Walgreen Co.	2,337,715
204,052	Wal-Mart Stores, Inc.	10,755,581
		54,098,853
	Energy - 17.1%
6,125	Buckeye Partners LP	385,508
1,511	CARBO Ceramics, Inc.	235,822
94,810	Chevron Corp.	9,862,136
93,302	ConocoPhillips	6,716,811
4,701	Energen Corp.	276,466
56,100	Enterprise Products Partners LP	2,333,199
17,719	EOG Resources, Inc.	1,807,338
131,847	Exxon Mobil Corp.	10,520,072
7,061	Helmerich & Payne, Inc.	487,562
21,758	Kinder Morgan Energy Partners LP	1,533,721
12,768	Murphy Oil Corp.	819,961
9,844	Plains All American Pipeline LP	612,100
3,445	TC Pipelines LP	153,165
		35,743,861
	Financials - 5.7%
30,874	Aflac, Inc.	1,422,056
1,001	BancFirst Corp.	38,178
1,116	Bank of the Ozarks, Inc.	57,976
9,287	Brown & Brown, Inc.	202,549
19,274	Chubb Corp. (The)	1,204,240
10,639	Cincinnati Financial Corp.	290,764
5,682	Commerce Bancshares, Inc.	232,451
2,428	Community Bank System, Inc.	61,088
1,003	Community Trust Bancorp, Inc.	27,201
4,693	Corporate Office Properties Trust REIT	145,812
3,997	Cullen/Frost Bankers, Inc.	215,358
7,748	Eaton Vance Corp.	207,801
3,664	Erie Indemnity Co., Class A	270,037
2,151	Essex Property Trust, Inc. REIT	301,914
4,059	Federal Realty Investment Trust REIT	354,513
848	First Financial Corp.	28,060
14,644	Franklin Resources, Inc.	1,859,202
2,193	Getty Realty Corp. REIT	50,878
1,753	Harleysville Group, Inc.	52,976
7,490	HCC Insurance Holdings, Inc.	225,674
26,801	HCP, Inc. REIT	984,401
34,375	Hudson City Bancorp, Inc.	283,594
5,225	Investors Real Estate Trust REIT	42,479
3,577	Mercury General Corp.	132,850
5,519	National Retail Properties, Inc. REIT	138,472
16,920	Old Republic International Corp.	176,645
23,635	People’s United Financial, Inc.	299,692
3,054	Prosperity Bancshares, Inc.	126,833
8,372	Realty Income Corp. REIT	271,755
1,373	RLI Corp.	86,705
12,078	SEI Investments Co.	238,903
1,088	Southside Bancshares, Inc.	21,575
2,984	StanCorp Financial Group, Inc.	99,248
17,145	T. Rowe Price Group, Inc.	973,836
5,631	Tanger Factory Outlet Centers, Inc. REIT	154,571
4,077	Transatlantic Holdings, Inc.	208,783
2,643	UMB Financial Corp.	109,684
2,846	United Bankshares, Inc.	67,906
826	Universal Health Realty Income Trust REIT	34,039
1,354	Urstadt Biddle Properties, Inc., Class A REIT	24,020
2,579	W.P. Carey & Co. LLC	98,879
4,300	Washington REIT	137,686
1,895	Westamerica Bancorp	88,932
		12,050,216
	Health Care - 10.9%
102,594	Abbott Laboratories	5,265,124
14,439	Becton, Dickinson and Co.	1,207,245
5,644	C.R. Bard, Inc.	556,950
23,141	Cardinal Health, Inc.	1,012,650
162,243	Johnson & Johnson	10,511,724
69,945	Medtronic, Inc.	2,521,517
2,673	Meridian Bioscience, Inc.	57,737
4,158	Owens & Minor, Inc.	126,819
25,529	Stryker Corp.	1,387,246
2,185	West Pharmaceutical Services, Inc.	95,856
		22,742,868

	Industrials - 12.8%
46,903	3M Co.	$4,087,127
2,998	A.O. Smith Corp.	124,327
3,460	ABM Industries, Inc.	77,850
981	Badger Meter, Inc.	35,797
3,486	Brady Corp., Class A	103,186
10,928	C.H. Robinson Worldwide, Inc.	790,204
4,030	Carlisle Cos., Inc.	174,217
42,554	Caterpillar, Inc.	4,203,910
9,483	Cintas Corp.	308,672
3,289	CLARCOR, Inc.	144,913
5,017	Donaldson Co., Inc.	277,841
12,316	Dover Corp.	744,748
49,616	Emerson Electric Co.	2,435,649
14,018	Expeditors International of Washington, Inc.	668,939
19,463	Fastenal Co.	654,930
1,522	Franklin Electric Co., Inc.	66,435
24,555	General Dynamics Corp.	1,673,178
1,376	Gorman-Rupp Co. (The)	44,830
3,929	Graco, Inc.	172,601
5,261	Harsco Corp.	144,204
33,007	Illinois Tool Works, Inc.	1,643,749
1,585	McGrath Rentcorp	41,257
2,382	Mine Safety Appliances Co.	81,274
445	NACCO Industries, Inc., Class A	40,442
4,451	Nordson Corp.	227,134
10,705	Parker Hannifin Corp.	845,909
6,421	Pentair, Inc.	236,357
13,304	Pitney Bowes, Inc.	286,701
1,179	Raven Industries, Inc.	62,286
6,330	Roper Industries, Inc.	516,718
1,244	Tennant Co.	53,256
60,414	United Technologies Corp.	5,004,696
1,272	Universal Forest Products, Inc.	37,486
4,572	W.W. Grainger, Inc.	678,348
		26,689,171
	Information Technology - 6.7%
32,984	Automatic Data Processing, Inc.	1,698,346
4,291	Diebold, Inc.	129,760
3,012	FactSet Research Systems, Inc.	277,375
62,341	International Business Machines Corp.	11,336,711
5,623	Jack Henry & Associates, Inc.	162,786
15,032	Linear Technology Corp.	440,437
		14,045,415
	Materials - 4.0%
13,987	Air Products & Chemicals, Inc.	1,241,066
5,982	Albemarle Corp.	398,282
4,379	AptarGroup, Inc.	223,548
6,971	Bemis Co., Inc.	220,284
15,313	Ecolab, Inc.	765,650
3,225	H.B. Fuller Co.	73,723
20,862	Nucor Corp.	811,323
10,439	PPG Industries, Inc.	878,964
20,025	Praxair, Inc.	2,075,391
8,513	RPM International, Inc.	179,454
6,999	Sherwin-Williams Co. (The)	540,113
8,041	Sigma-Aldrich Corp.	539,551
6,545	Sonoco Products Co.	209,767
701	Stepan Co.	55,589
6,264	Valspar Corp. (The)	205,898
		8,418,603
	Telecommunication Services - 5.5%
338,802	AT&T, Inc.	9,913,347
1,002	Atlantic Tele-Network, Inc.	37,846
39,640	CenturyLink, Inc.	1,471,040
1,525	Shenandoah Telecommunications Co.	24,186
3,681	Telephone & Data Systems, Inc.	104,393
		11,550,812
	Utilities - 3.5%
1,215	American States Water Co.	41,541
9,019	Aqua America, Inc.	190,752
5,901	Atmos Energy Corp.	197,270
2,572	Black Hills Corp.	76,851
2,703	California Water Service Group	49,492
19,266	Consolidated Edison, Inc.	1,013,392
12,323	MDU Resources Group, Inc.	265,684
1,506	MGE Energy, Inc.	61,867
1,019	Middlesex Water Co.	18,638
5,458	National Fuel Gas Co.	395,050
2,700	New Jersey Resources Corp.	117,747
27,852	NextEra Energy, Inc.	1,538,823
11,532	Northeast Utilities	392,088
1,739	Northwest Natural Gas Co.	77,577
6,759	NSTAR	299,626
4,685	Piedmont Natural Gas Co., Inc.	136,661
38,096	PPL Corp.	1,062,878
11,563	Questar Corp.	213,106
8,356	SCANA Corp.	327,472
1,193	SJW Corp.	28,059
1,950	South Jersey Industries, Inc.	98,475
2,308	Suburban Propane Partners LP	102,637
7,251	UGI Corp.	219,705
2,393	Unisource Energy Corp.	88,110
5,333	Vectren Corp.	140,845
3,327	WGL Holdings, Inc.	129,121
		7,283,467
	Total Investments (Cost $183,494,589)(a)-99.9%	208,899,266
	Other assets less liabilities-0.1%	245,994
	Net Assets-100.0%	$209,145,260

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $185,666,965. The net unrealized appreciation was $23,232,301 which consisted of aggregate gross unrealized appreciation of $26,689,437 and aggregate gross unrealized depreciation of $3,457,136.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 100.3%
	Banks - 66.1%
1,320,196	Bank of America Corp., 6.20%, Series D(~)	$29,097,120
1,760,522	Bank of America Corp., 7.25%, Series J	42,111,686
5,161,767	Bank of America Corp., 8.20%, Series H	129,199,028
3,195,191	Bank of America Corp., 8.63%, Series 8	81,605,178
326,937	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	7,499,935
535,491	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	13,414,049
2,327,040	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	58,943,923
366,918	Deutsche Bank Capital Funding Trust IX, 6.63%	8,677,611
1,197,134	Deutsche Bank Contingent Capital Trust III, 7.60%	30,215,662
695,508	Deutsche Bank Contingent Capital Trust V, 8.05%	17,992,792
1,916,916	Goldman Sachs Group, Inc. (The), 6.20%, Series B	47,750,378
6,355,509	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	173,505,396
3,702,990	HSBC Holdings PLC, 8.13% (United Kingdom)	98,462,504
1,186,250	HSBC USA, Inc., 6.50%, Series H(~)	29,549,487
2,815,677	JPMorgan Chase & Co., 8.63%, Series J	76,867,982
453,861	National Bank of Greece SA, 9.00% (Greece)	3,630,888
1,321,600	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)*	22,969,408
369,104	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)*	5,758,022
505,747	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)*	8,117,239
316,643	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)*	5,085,287
1,965,184	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)*	35,019,579
2,005,957	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain) (~)	55,885,962
1,135,442	U.S. Bancorp, 7.88%, Series D(~)	31,429,035
2,790,469	Wells Fargo & Co., 8.00%, Series J	77,435,515
1,414,846	Zions Bancorp, 9.50%, Series C(~)	37,366,083
		1,127,589,749
	Diversified Financial Services - 6.5%
2,860,869	Credit Suisse Guernsey, 7.90% (Switzerland)	75,669,985
1,496,296	HSBC Finance Corp., 6.36%, Series B(~)	35,791,400
		111,461,385
	Insurance - 27.7%
977,466	Aegon NV, 6.38% (Netherlands)	21,885,464
332,682	Aegon NV, 6.50% (Netherlands)	7,362,253
476,310	Aegon NV, 6.88% (Netherlands)	11,059,918
1,541,775	Aegon NV, 7.25% (Netherlands)	37,665,563
428,324	Axis Capital Holdings Ltd., 7.25%, Series A	10,673,834
643,854	ING Groep NV, 6.13% (Netherlands)	13,199,007
1,571,962	ING Groep NV, 6.38% (Netherlands)	32,586,772
2,873,559	ING Groep NV, 7.38% (Netherlands)	65,517,145
3,723,995	ING Groep NV, 8.50% (Netherlands)	93,658,474
2,985,235	MetLife, Inc., 6.50%, Series B(~)	74,601,023
542,373	PartnerRe Ltd., 6.75%, Series C	13,331,528
782,659	PartnerRe Ltd., 7.25%, Series E (Bermuda)* (~)	20,036,071
445,981	Principal Financial Group, Inc., 6.52%, Series B	11,194,123
644,486	Prudential PLC, 6.50% (United Kingdom) (~)	16,047,701
593,187	Prudential PLC, 6.75% (United Kingdom) (~)	14,871,198
495,173	RenaissanceRe Holdings Ltd., 6.08%, Series C	11,691,035
654,872	RenaissanceRe Holdings Ltd., 6.60%, Series D(~)	16,306,313
		471,687,422
	Total Investments (Cost $1,463,748,038)(a)-100.3%	1,710,738,556
	Liabilities in excess of other assets-(0.3)%	(5,949,882)
	Net Assets-100.0%	$1,704,788,674

Notes to Schedule of Investments:

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the three months ended July 31, 2011:

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation/	Realized	Value	Dividend
	April 30, 2011	Cost	Sales	(Depreciation)	Gain	July 31, 2011	Income
Bank of America Corp., 6.20%, Series D	$32,649,060	$199,355	$(2,358,441)	$(2,015,177)	$622,323	$29,097,120	$548,246
HSBC Finance Corp., 6.36%, Series B	36,200,466	816,447	(1,397,714)	(394,787)	566,988	35,791,400	614,850
HSBC USA, Inc., 6.50%, Series H	30,954,400	186,519	(1,478,383)	(428,206)	315,157	29,549,487	505,271
MetLife, Inc., 6.50%, Series B	78,172,422	1,087,565	(2,946,992)	(2,832,668)	1,120,696	74,601,023	1,242,352
PartnerRe Ltd., 7.25%, Series E	—	20,247,000	(692,161)	470,954	10,278	20,036,071	—
Prudential PLC, 6.50%	16,654,009	101,214	(635,767)	(392,400)	320,645	16,047,701	271,737
Prudential PLC, 6.75%	15,384,116	92,116	(591,129)	(310,448)	296,543	14,871,198	259,217
RenaissanceRe Holdings Ltd., 6.60%, Series D	14,902,104	2,152,406	(643,404)	(350,873)	246,080	16,306,313	254,247
Santander Finance Preferred SA Unipersonal, 10.50%, Series 10	58,084,055	2,664,457	(2,953,183)	(2,495,183)	585,816	55,885,962	1,366,264
U.S. Bancorp, 7.88%, Series D	27,583,389	5,193,960	(1,246,673)	(335,551)	233,910	31,429,035	580,393
Zions Bancorp, 9.50%, Series C	27,995,824	11,343,265	(1,399,892)	(617,369)	44,255	37,366,083	762,158
Total Investments in Affiliates	$338,579,845	$44,084,304	$(16,343,739)	$(9,701,708)	$4,362,691	$360,981,393	$6,404,735

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,499,221,434. The net unrealized appreciation was $211,517,122 which consisted of aggregate gross unrealized appreciation of $252,754,400 and aggregate gross unrealized depreciation of $41,237,278.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	27.0%
Netherlands	16.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Agriculture - 5.4%
211,007	Altria Group, Inc.	$5,549,484
137,546	Universal Corp.	5,050,689
		10,600,173
	Banks - 8.1%
153,415	Community Bank System, Inc.	3,859,922
152,826	Community Trust Bancorp, Inc.	4,144,641
163,041	Southside Bancshares, Inc.	3,233,103
202,820	United Bankshares, Inc.	4,839,285
		16,076,951
	Chemicals - 1.7%
159,546	RPM International, Inc.	3,363,230

	Commercial Services - 1.5%
112,966	McGrath Rentcorp	2,940,505

	Computers - 1.7%
112,949	Diebold, Inc.	3,415,578

	Distribution/Wholesale - 1.5%
56,703	Genuine Parts Co.	3,014,332

	Electric - 19.9%
155,822	Black Hills Corp.	4,655,961
82,837	Consolidated Edison, Inc.	4,357,226
128,085	MDU Resources Group, Inc.	2,761,513
87,267	MGE Energy, Inc.	3,584,928
65,960	NextEra Energy, Inc.	3,644,290
87,543	Northeast Utilities	2,976,462
79,478	NSTAR	3,523,260
177,196	PPL Corp.	4,943,769
121,333	SCANA Corp.	4,755,040
116,501	Unisource Energy Corp.	4,289,567
		39,492,016
	Environmental Control - 1.3%
76,214	Mine Safety Appliances Co.	2,600,422

	Food - 1.6%
105,592	Sysco Corp.	3,230,059

	Gas - 13.2%
118,169	Atmos Energy Corp.	3,950,390
69,635	New Jersey Resources Corp.	3,036,782
81,838	Northwest Natural Gas Co.	3,650,793
123,270	Piedmont Natural Gas Co., Inc.	3,595,786
186,520	Questar Corp.	3,437,564
174,539	Vectren Corp.	4,609,575
98,587	WGL Holdings, Inc.	3,826,161
		26,107,051
	Healthcare-Products - 2.9%
49,725	Johnson & Johnson	3,221,683
116,090	Meridian Bioscience, Inc.	2,507,544
		5,729,227
	Household Products/Wares - 3.7%
46,711	Clorox Co. (The)	3,344,040
61,347	Kimberly-Clark Corp.	4,009,640
		7,353,680
	Insurance - 10.4%
192,863	Cincinnati Financial Corp.	5,270,946
142,202	Harleysville Group, Inc.	4,297,344
153,907	Mercury General Corp.	5,716,106
503,411	Old Republic International Corp.	5,255,611
		20,540,007
	Iron/Steel - 1.7%
87,165	Nucor Corp.	3,389,847

	Miscellaneous Manufacturing - 2.0%
186,440	Leggett & Platt, Inc.	4,045,748

	Office/Business Equipment - 3.1%
284,651	Pitney Bowes, Inc.	6,134,229

	Oil & Gas - 1.6%
44,958	ConocoPhillips	3,236,526

	Packaging & Containers - 1.5%
93,360	Sonoco Products Co.	2,992,188

	Pharmaceuticals - 1.8%
67,316	Abbott Laboratories	3,454,657

	Pipelines - 2.6%
125,839	Enterprise Products Partners LP	5,233,644

	Savings & Loans - 4.1%
463,429	Hudson City Bancorp, Inc.	3,823,289
338,262	People’s United Financial, Inc.	4,289,162
		8,112,451
	Telecommunications - 6.0%
176,785	AT&T, Inc.	5,172,729
182,687	CenturyLink, Inc.	6,779,515
		11,952,244
	Textiles - 0.8%
46,737	Cintas Corp.	1,521,289

	Water - 1.9%
202,880	Middlesex Water Co.	3,710,675

	Total Common Stocks and Other Equity Interests (Cost $193,083,373)	198,246,729

	Money Market Fund - 0.0%
35,043	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $35,043)	35,043

	Total Investments (Cost $193,118,416)(a)-100.0%	198,281,772
	Other assets less liabilities-0.0%	57,525
	Net Assets-100.0%	$198,339,297

Notes to Schedule of Investments:

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $193,805,734. The net unrealized appreciation was $4,476,038 which consisted of aggregate gross unrealized appreciation of $10,389,997 and aggregate gross unrealized depreciation of $5,913,959.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.4%
	Australia - 0.5%
29,663	BHP Billiton Ltd. ADR	$2,715,648

	Bahamas - 3.5%
510,653	Teekay LNG Partners LP(a)	18,654,154

	Belgium - 1.3%
99,982	Delhaize Group SA ADR	7,250,695

	Bermuda - 3.5%
272,399	Alterra Capital Holdings Ltd.	5,935,574
269,037	Axis Capital Holdings Ltd.	8,574,209
59,942	RenaissanceRe Holdings Ltd.	4,171,364
		18,681,147
	Brazil - 1.5%
320,780	Cia de Bebidas DAS Americas ADR(a)	8,160,643

	Canada - 18.8%
173,863	Cameco Corp.	4,617,801
60,750	Canadian National Railway Co.	4,547,745
60,035	Canadian Natural Resources Ltd.	2,418,810
90,481	Canadian Pacific Railway Ltd.	5,778,117
538,163	Enbridge, Inc.(a)	17,700,181
59,090	Imperial Oil Ltd.	2,601,733
150,892	Ritchie Bros. Auctioneers, Inc.(a)	4,132,932
261,908	Rogers Communications, Inc., Class B(a)	9,994,409
511,990	Shaw Communications, Inc., Class B(a)	11,540,254
82,121	Suncor Energy, Inc.	3,138,665
190,121	Talisman Energy, Inc.	3,469,708
222,273	Telus Corp.	11,707,119
258,547	Thomson Reuters Corp.	8,901,773
262,723	TransCanada Corp. (a)	11,021,230
		101,570,477
	Cayman Islands - 1.7%
990,427	Consolidated Water Co. Ltd.(~)	8,933,651

	Chile - 1.4%
140,608	Empresa Nacional de Electricidad SA ADR(a)	7,543,619

	Denmark - 0.5%
24,287	Novo Nordisk A/S ADR	2,963,500

	France - 1.7%
235,913	Sanofi-Aventis SA ADR(a)	9,141,629

	Hong Kong - 3.2%
227,276	China Mobile Ltd. ADR(a)	11,325,163
27,434	CNOOC Ltd. ADR	6,098,853
		17,424,016
	India - 0.6%
9,791	HDFC Bank Ltd. ADR	340,335
45,575	Infosys Technologies Ltd. ADR	2,835,677
		3,176,012
	Ireland - 1.7%
68,952	Accenture PLC, Class A	4,077,821
93,994	Cooper Industries PLC	4,916,826
		8,994,647
	Israel - 5.6%
1,777,799	Partner Communications Co. Ltd. ADR	25,724,751
91,912	Teva Pharmaceutical Industries Ltd. ADR	4,286,776
		30,011,527
	Japan - 2.4%
176,752	Canon, Inc. ADR	8,540,657
41,588	Kyocera Corp. ADR	4,454,906
		12,995,563
	Mexico - 4.2%
101,798	America Movil SAB de CV, Series L ADR	2,626,389
65,331	Coca-Cola Femsa SAB de CV ADR	6,291,375
864,187	Telefonos de Mexico SAB de CV, Series L ADR(a)	13,965,262
		22,883,026
	Netherlands - 1.9%
314,217	Unilever NV	10,205,768

	Norway - 2.4%
523,781	Statoil ASA ADR(a)	12,869,299

	Philippines - 3.5%
336,941	Philippine Long Distance Telephone Co. ADR	19,070,861

	Russia - 1.5%
121,708	LUKOIL OAO ADR	8,130,094

	Spain - 4.2%
1,023,981	Telefonica SA ADR	22,855,256

	Switzerland - 3.8%
103,235	Noble Corp.	3,806,275
176,566	Novartis AG ADR	10,805,839
97,184	Syngenta AG ADR	6,181,874
		20,793,988
	United Kingdom - 26.1%
44,108	ARM Holdings PLC ADR	1,269,869
287,313	AstraZeneca PLC ADR(a)	13,937,554
86,637	BHP Billiton PLC ADR(a)	6,510,771
129,959	British American Tobacco PLC ADR	11,880,852
105,941	Diageo PLC ADR	8,606,647
318,729	GlaxoSmithKline PLC ADR	14,157,942
340,394	National Grid PLC ADR(a)	16,743,981
494,264	Pearson PLC ADR	9,415,729
419,159	Prudential PLC ADR(a)	9,439,461
184,578	Royal Dutch Shell PLC ADR(a)	13,577,558
73,001	Smith & Nephew PLC ADR(a)	3,868,323
319,810	Unilever PLC ADR(a)	10,253,109
528,801	Vodafone Group PLC ADR	14,859,308
111,924	WPP PLC ADR	6,333,779
		140,854,883
	United States - 3.9%
92,557	ACE Ltd.	6,199,468

58,134	Bunge Ltd.	$4,000,201
143,193	PartnerRe Ltd.	9,568,156
11,761	Shire PLC ADR	1,223,144
		20,990,969
	Total Investments (excluding investments purchased with cash collateral from securities on loan) - 99.4% (Cost $506,614,272)	536,871,072

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.1%
70,479,278	Liquid Assets Portfolio - Institutional Class (Cost $70,479,278)(b)	70,479,278

	Total Investments (Cost $577,093,550)(c)-112.5%	607,350,350
	Liabilities in excess of other assets-(12.5)%	(67,335,082)
	Net Assets-100.0%	$540,015,268

Investment Abbreviations:

ADR          - American Depositary Receipt

Notes to Schedule of Investments:

(~) Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the three months ended July 31, 2011:

				Change in
	Value April 30, 2011	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value July 31, 2011	Dividend Income
Consolidated Water Co. Ltd.	$3,873,421	$8,191,247	$(2,102,451)	$(754,491)	$(1,038,968)	$8,168,758	$188,852

(a)  All or a portion of this security was out on loan at July 31, 2011.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $579,680,633. The net unrealized appreciation was $27,669,717 which consisted of aggregate gross unrealized appreciation of $44,293,415 and aggregate gross unrealized depreciation of $16,623,698.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Banks-Central U.S. - 32.9%
13,559	BOK Financial Corp.	$738,423
20,109	Chemical Financial Corp.	381,468
16,872	Commerce Bancshares, Inc.	690,234
76,510	First Busey Corp.	397,087
24,335	First Financial Bancorp	389,603
31,926	First Midwest Bancorp, Inc.	380,558
23,214	International Bancshares Corp.	390,460
36,321	Old National Bancorp	370,474
8,948	Prosperity Bancshares, Inc.	371,610
9,242	UMB Financial Corp.	383,543
		4,493,460
	Commercial Banks-Eastern U.S. - 15.9%
13,235	Independent Bank Corp.	351,389
8,116	M&T Bank Corp.	699,924
6,965	Signature Bank*	412,049
67,228	TrustCo Bank Corp. NY	310,593
19,099	Webster Financial Corp.	390,002
		2,163,957
	Commercial Banks-Southern U.S. - 16.0%
8,088	Bank of the Ozarks, Inc.	420,171
14,356	Community Trust Bancorp, Inc.	389,335
101,885	Regions Financial Corp.	620,480
19,493	Republic Bancorp, Inc., Class A	353,018
19,700	WesBanco, Inc.	404,835
		2,187,839
	Commercial Banks-Western U.S. - 16.3%
24,566	Cathay General Bancorp	340,485
19,591	East West Bancorp, Inc.	363,609
46,015	Nara Bancorp, Inc.*	369,500
18,622	PacWest Bancorp	369,647
6,564	SVB Financial Group*	400,535
23,131	West Coast Bancorp*	376,573
		2,220,349
	Super-Regional Banks-U.S. - 18.9%
19,804	Comerica, Inc.	634,322
108,906	Huntington Bancshares, Inc.	658,337
84,154	KeyCorp	676,598
11,371	PNC Financial Services Group, Inc.	617,332
		2,586,589
	Total Common Stocks (Cost $14,054,595)	13,652,194

	Money Market Fund - 1.0%
138,663	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $138,663)	138,663

	Total Investments (Cost $14,193,258)(a)-101.0%	13,790,857
	Liabilities in excess of other assets-(1.0)%	(138,643)
	Net Assets-100.0%	$13,652,214

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $14,215,204. The net unrealized depreciation was $424,347 which consisted of aggregate gross unrealized appreciation of $185,318 and aggregate gross unrealized depreciation of $609,665.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 55.5%
176,858	Acorda Therapeutics, Inc.*	$5,022,767
232,262	Alexion Pharmaceuticals, Inc.*	13,192,482
180,723	Amgen, Inc.*	9,885,548
434,979	Amylin Pharmaceuticals, Inc.*	5,180,600
115,071	Biogen Idec, Inc.*	11,722,283
152,794	Cubist Pharmaceuticals, Inc.*	5,190,412
236,957	Emergent Biosolutions, Inc.*	4,893,162
260,400	Gilead Sciences, Inc.*	11,030,544
148,702	Illumina, Inc.*	9,286,440
326,478	Incyte Corp.*	5,693,776
162,288	InterMune, Inc.*	5,417,173
206,664	Life Technologies Corp.*	9,306,080
294,437	Momenta Pharmaceuticals, Inc.*	5,199,757
229,250	Myriad Genetics, Inc.*	4,876,148
889,129	PDL BioPharma, Inc.	5,503,709
		111,400,881
	Chemicals - 5.2%
153,754	Sigma-Aldrich Corp.	10,316,893

	Electronics - 4.8%
109,672	Waters Corp.*	9,639,072

	Healthcare-Products - 11.1%
976,706	Affymetrix, Inc.*	5,518,389
305,508	Bruker Corp.*	5,260,848
295,777	Luminex Corp.*	6,019,062
71,838	Techne Corp.	5,444,602
		22,242,901
	Pharmaceuticals - 23.4%
322,162	Alkermes, Inc.*	5,554,073
209,169	BioMarin Pharmaceutical, Inc.*	6,532,348
136,058	Neogen Corp.*	5,627,359
789,537	Neurocrine Biosciences, Inc.*	6,103,121
137,109	Onyx Pharmaceuticals, Inc.*	4,521,855
450,730	Optimer Pharmaceuticals, Inc.*	4,768,723
615,839	Pain Therapeutics, Inc.*	2,968,344
261,181	Targacept, Inc.*	5,338,540
310,205	ViroPharma, Inc.*	5,608,506
		47,022,869
	Total Common Stocks (Cost $181,257,422)	200,622,616

	Money Market Fund - 0.0%
67,206	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $67,206)	67,206

	Total Investments (Cost $181,324,628)(a)-100.0%	200,689,822
	Liabilities in excess of other assets-(0.0)%	(81,501)
	Net Assets-100.0%	$200,608,321

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $182,065,355. The net unrealized appreciation was $18,624,467 which consisted of aggregate gross unrealized appreciation of $30,539,730 and aggregate gross unrealized depreciation of $11,915,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 17.4%
67,609	Gibraltar Industries, Inc.*	$695,020
107,348	Louisiana-Pacific Corp.*	831,947
19,177	Martin Marietta Materials, Inc.	1,450,165
46,184	Quanex Building Products Corp.	723,703
22,267	Texas Industries, Inc.	859,729
30,174	Trex Co., Inc.*	636,068
		5,196,632
	Commercial Services - 2.9%
144,303	Great Lakes Dredge & Dock Corp.	858,603

	Distribution/Wholesale - 2.7%
29,911	Pool Corp.	800,119

	Energy-Alternate Sources - 1.9%
247,955	Headwaters, Inc.*	567,817

	Engineering & Construction - 27.2%
29,127	EMCOR Group, Inc.*	813,226
23,733	Fluor Corp.	1,507,758
43,605	KBR, Inc.	1,554,518
30,174	Layne Christensen Co.*	884,400
43,130	MasTec, Inc.*	900,554
39,543	MYR Group, Inc.*	960,499
44,256	Tutor Perini Corp.	698,360
20,181	URS Corp.*	823,990
		8,143,305
	Forest Products & Paper - 2.8%
15,952	Deltic Timber Corp.	827,111

	Holding Companies-Diversified - 2.9%
69,970	Primoris Services Corp.	853,634

	Home Builders - 4.9%
2,167	NVR, Inc.*	1,473,755

	Machinery-Construction & Mining - 3.0%
24,118	Astec Industries, Inc.*	904,908

	Machinery-Diversified - 6.5%
21,991	Cascade Corp.	1,099,330
9,373	NACCO Industries, Inc., Class A	851,818
		1,951,148
	Mining - 4.7%
40,826	Vulcan Materials Co.	1,399,924

	Miscellaneous Manufacturing - 2.4%
18,359	LSB Industries, Inc.*	729,587

	Oil & Gas Services - 3.1%
67,245	Matrix Service Co.*	937,395

	Real Estate - 2.4%
40,175	St. Joe Co. (The)*	711,499

	Retail - 10.9%
44,826	Home Depot, Inc. (The)	1,565,772
25,851	Tractor Supply Co.	1,704,098
		3,269,870
	Textiles - 4.3%
24,485	Mohawk Industries, Inc.*	1,273,955

	Total Common Stocks (Cost $30,048,346)	29,899,262

	Money Market Fund - 0.4%
99,833	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $99,833)	99,833

	Total Investments (Cost $30,148,179)(a)-100.4%	29,999,095
	Liabilities in excess of other assets-(0.4)%	(107,890)
	Net Assets-100.0%	$29,891,205

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $30,974,077. The net unrealized depreciation was $974,982 which consisted of aggregate gross unrealized appreciation of $2,095,981 and aggregate gross unrealized depreciation of $3,070,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Gas-Distribution - 5.5%
39,857	Energen Corp.	$2,343,990
140,757	Questar Corp.	2,594,152
		4,938,142
	Oil Companies-Exploration & Production - 34.1%
35,971	Apache Corp.	4,450,332
47,129	Berry Petroleum Co., Class A	2,702,848
55,020	Bill Barrett Corp.*	2,737,795
39,153	Contango Oil & Gas Co.*	2,469,771
53,196	Devon Energy Corp.	4,186,525
308,050	PetroQuest Energy, Inc.*	2,504,447
75,591	Stone Energy Corp.*	2,453,684
64,314	Swift Energy Co.*	2,450,363
343,981	VAALCO Energy, Inc.*	2,290,914
95,430	W&T Offshore, Inc.	2,586,153
36,228	Whiting Petroleum Corp.*	2,122,961
		30,955,793
	Oil Companies-Integrated - 23.7%
42,954	Chevron Corp.	4,468,075
61,031	ConocoPhillips	4,393,622
53,652	Exxon Mobil Corp.	4,280,893
136,838	Marathon Oil Corp.	4,237,873
64,721	Murphy Oil Corp.	4,156,382
		21,536,845
	Oil Components-Exploration & Production - 10.7%
111,746	Denbury Resources, Inc.*	2,158,933
26,531	Pioneer Natural Resources Co.	2,467,118
66,306	Plains Exploration & Production Co.*	2,586,597
56,873	QEP Resources, Inc.	2,492,743
		9,705,391
	Oil Refining & Marketing - 26.0%
112,058	CVR Energy, Inc.*	3,008,757
165,516	Delek US Holdings, Inc.	2,750,876
78,738	HollyFrontier Corp.	5,936,058
60,185	Sunoco, Inc.	2,446,520
100,174	Tesoro Corp.*	2,433,226
164,686	Valero Energy Corp.	4,136,912
140,185	Western Refining, Inc.*	2,863,980
		23,576,329
	Total Common Stocks (Cost $82,134,044)	90,712,500

	Money Market Fund - 0.2%
153,843	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $153,843)	153,843

	Total Investments (Cost $82,287,887)(a)-100.2%	90,866,343
	Liabilities in excess of other assets-(0.2)%	(146,962)
	Net Assets-100.0%	$90,719,381

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $82,397,664. The net unrealized appreciation was $8,468,679 which consisted of aggregate gross unrealized appreciation of $9,622,526 and aggregate gross unrealized depreciation of $1,153,847.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Operations - 2.6%
104,167	Bunge Ltd.	$7,167,731

	Alternative Waste Technologies - 2.5%
405,492	Darling International, Inc.*	6,844,705

	Beverages-Non-alcoholic - 13.4%
111,790	Coca-Cola Bottling Co. Consolidated	7,212,691
212,591	Coca-Cola Co. (The)	14,458,314
269,571	Coca-Cola Enterprises, Inc.	7,577,641
108,794	Hansen Natural Corp.*	8,335,796
		37,584,442
	Beverages-Wine/Spirits - 2.6%
355,739	Constellation Brands, Inc., Class A*	7,253,518

	Food-Confectionery - 5.2%
256,988	Hershey Co. (The)	14,504,403

	Food-Meat Products - 8.3%
265,672	Hormel Foods Corp.	7,696,518
373,125	Smithfield Foods, Inc.*	8,216,213
415,990	Tyson Foods, Inc., Class A	7,304,784
		23,217,515
	Food-Miscellaneous/Diversified - 29.0%
428,232	B&G Foods, Inc.	8,046,479
266,590	Cal-Maine Foods, Inc.	9,013,408
548,149	Chiquita Brands International, Inc.*	6,490,084
136,264	Corn Products International, Inc.	6,934,475
608,718	Dole Food Co., Inc.*	8,637,708
359,876	General Mills, Inc.	13,441,369
214,414	Hain Celestial Group, Inc. (The)*	6,932,005
250,522	Kellogg Co.	13,974,117
87,641	Ralcorp Holdings, Inc.*	7,580,947
		81,050,592
	Food-Retail - 10.4%
571,985	Kroger Co. (The)	14,225,267
314,538	Safeway, Inc.	6,344,231
127,330	Whole Foods Market, Inc.	8,492,911
		29,062,409
	Food-Wholesale/Distribution - 12.9%
286,176	Fresh Del Monte Produce, Inc.	7,014,174
220,104	Nash Finch Co.	7,879,723
438,705	Spartan Stores, Inc.	7,747,530
441,997	Sysco Corp.	13,520,688
		36,162,115
	Retail-Restaurants - 7.8%
313,768	Domino’s Pizza, Inc.*	8,430,946
254,997	Yum! Brands, Inc.	13,468,942
		21,899,888
	Vitamins & Nutrition Products - 5.3%
206,809	Mead Johnson Nutrition Co.	14,759,958

	Total Investments (Cost $280,234,714)(a)-100.0%	279,507,276
	Liabilities in excess of other assets-(0.0)%	(16,606)
	Net Assets-100.0%	$279,490,670

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $280,336,280. The net unrealized depreciation was $829,004 which consisted of aggregate gross unrealized appreciation of $7,706,386 and aggregate gross unrealized depreciation of $8,535,390.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Insurance Brokers - 3.1%
3,621	Erie Indemnity Co., Class A	$266,868

	Life/Health Insurance - 35.3%
9,803	Aflac, Inc.	451,526
19,975	American Equity Investment Life Holding Co.	237,103
33,596	CNO Financial Group, Inc.*	246,931
8,937	Delphi Financial Group, Inc., Class A	240,584
8,290	FBL Financial Group, Inc., Class A	260,969
16,299	Lincoln National Corp.	431,924
1,684	National Western Life Insurance Co., Class A	288,520
7,449	Prudential Financial, Inc.	437,107
19,212	Symetra Financial Corp.	241,303
5,839	Torchmark Corp.	235,837
		3,071,804
	Multi-line Insurance - 26.3%
6,862	ACE Ltd.	459,617
7,253	American Financial Group, Inc.	246,457
3,345	American National Insurance Co.	250,674
6,922	Assurant, Inc.	246,562
15,675	CNA Financial Corp.	431,689
17,737	Hartford Financial Services Group, Inc. (The)	415,400
15,923	Horace Mann Educators Corp.	231,839
		2,282,238
	Property/Casualty Insurance - 24.4%
11,551	AmTrust Financial Services, Inc.	268,214
7,247	Chubb Corp. (The)	452,793
26,488	Hilltop Holdings, Inc.*	231,770
26,379	Meadowbrook Insurance Group, Inc.	247,963
3,690	ProAssurance Corp.*	257,008
7,649	Travelers Cos., Inc. (The)	421,689
7,825	W.R. Berkley Corp.	240,932
		2,120,369
	Reinsurance - 10.9%
9,454	Aspen Insurance Holdings Ltd. (Bermuda)	244,859
4,113	Reinsurance Group of America, Inc.	239,418
3,556	RenaissanceRe Holdings Ltd. (Bermuda)	247,462
8,023	Validus Holdings Ltd.	213,331
		945,070
	Total Common Stocks (Cost $8,539,865)	8,686,349

	Money Market Fund - 1.2%
103,025	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $103,025)	103,025

	Total Investments (Cost $8,642,890)(a)-101.2%	8,789,374
	Liabilities in excess of other assets-(1.2)%	(100,342)
	Net Assets-100.0%	$8,689,032

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $8,644,750. The net unrealized appreciation was $144,624 which consisted of aggregate gross unrealized appreciation of $552,298 and aggregate gross unrealized depreciation of $407,674.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Entertainment - 8.5%
44,948	Churchill Downs, Inc.	$1,974,566
88,385	Cinemark Holdings, Inc.	1,722,624
47,551	Penn National Gaming, Inc.*	1,993,813
		5,691,003
	Internet - 7.8%
7,031	priceline.com, Inc.*	3,780,217
27,274	Travelzoo, Inc.*	1,440,067
		5,220,284
	Lodging - 11.1%
83,837	Ameristar Casinos, Inc.	1,861,181
55,334	Wyndham Worldwide Corp.	1,914,003
24,073	Wynn Resorts Ltd.	3,699,539
		7,474,723
	Media - 14.9%
125,959	CBS Corp., Class B	3,447,498
80,632	Discovery Communications, Inc., Class A*	3,209,153
70,388	Viacom, Inc., Class B	3,408,187
		10,064,838
	Retail - 57.7%
120,451	AFC Enterprises, Inc.*	1,860,968
38,287	BJ’s Restaurants, Inc.*	1,775,368
85,515	Bravo Brio Restaurant Group, Inc.*	1,911,260
74,509	Brinker International, Inc.	1,789,706
30,841	Buffalo Wild Wings, Inc.*	1,959,329
47,220	CEC Entertainment, Inc.	1,827,414
6,561	Chipotle Mexican Grill, Inc.*	2,129,569
35,598	DineEquity, Inc.*	1,854,656
78,206	Domino’s Pizza, Inc.*	2,101,395
56,438	HSN, Inc.*	1,844,958
218,449	Krispy Kreme Doughnuts, Inc.*	1,786,913
43,181	McDonald’s Corp.	3,734,293
15,261	Panera Bread Co., Class A*	1,759,746
56,128	Papa John’s International, Inc.*	1,751,755
51,101	Red Robin Gourmet Burgers, Inc.*	1,758,897
167,088	Sonic Corp.*	1,787,842
96,665	Starbucks Corp.	3,875,300
63,560	Yum! Brands, Inc.	3,357,239
		38,866,608
	Total Common Stocks (Cost $64,495,606)	67,317,456

	Money Market Fund - 0.1%
112,018	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $112,018)	112,018

	Total Investments (Cost $64,607,624)(a)-100.1%	67,429,474
	Liabilities in excess of other assets-(0.1)%	(96,136)
	Net Assets-100.0%	$67,333,338

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $64,694,236. The net unrealized appreciation was $2,735,238 which consisted of aggregate gross unrealized appreciation of $4,555,464 and aggregate gross unrealized depreciation of $1,820,226.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising Agencies - 5.4%
362,597	Interpublic Group of Cos., Inc. (The)	$3,557,076
92,204	Omnicom Group, Inc.	4,326,212
		7,883,288
	Advertising Sales - 2.4%
294,750	Clear Channel Outdoor Holdings, Inc., Class A*	3,463,313

	Broadcast Services/Program - 7.7%
125,340	DG FastChannel, Inc.*	3,542,108
98,385	Discovery Communications, Inc., Class A*	3,915,723
47,184	Liberty Media Corp. - Capital, Series A*	3,765,755
		11,223,586
	Cable/Satellite TV - 18.7%
316,757	Comcast Corp., Class A	7,608,503
157,902	DIRECTV, Class A*	8,002,474
142,729	DISH Network Corp., Class A*	4,229,060
102,006	Time Warner Cable, Inc.	7,478,060
		27,318,097
	Commercial Services - 3.1%
45,886	Alliance Data Systems Corp.*	4,512,429

	Diversified Operations/Commercial Services - 2.9%
202,754	Viad Corp.	4,203,090

	E-Commerce/Services - 6.0%
106,657	Ancestry.com, Inc.*	3,798,056
122,101	IAC/InterActiveCorp.*	5,053,760
		8,851,816
	E-Marketing/Information - 3.0%
247,150	ValueClick, Inc.*	4,463,529

	Internet Content-Information/News - 2.8%
301,572	Dice Holdings, Inc.*	4,158,678

	Multimedia - 23.1%
101,904	McGraw-Hill Cos., Inc. (The)	4,239,206
438,492	News Corp., Class A	7,024,642
218,275	Time Warner, Inc.	7,674,549
157,461	Viacom, Inc., Class B	7,624,262
189,887	Walt Disney Co. (The)	7,333,436
		33,896,095
	Publishing-Books - 6.0%
82,987	John Wiley & Sons, Inc., Class A	4,154,329
161,487	Scholastic Corp.	4,637,907
		8,792,236
	Radio - 2.6%
1,814,516	Sirius XM Radio, Inc.*	3,828,629

	Retail-Discount - 2.8%
126,260	HSN, Inc.*	4,127,439

	Television - 11.0%
555,608	Belo Corp., Class A*	3,883,700
281,776	CBS Corp., Class B	7,712,209
454,107	Sinclair Broadcast Group, Inc., Class A	4,500,200
		16,096,109
	Web Portals/ISP - 2.5%
213,420	AOL, Inc.*	3,666,556

	Total Common Stocks (Cost $143,301,642)	146,484,890

	Money Market Fund - 0.2%
209,571	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $209,571)	209,571

	Total Investments (Cost $143,511,213)(a)-100.2%	146,694,461
	Liabilities in excess of other assets-(0.2)%	(219,847)
	Net Assets-100.0%	$146,474,614

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $143,787,663. The net unrealized appreciation was $2,906,798 which consisted of aggregate gross unrealized appreciation of $7,530,417 and aggregate gross unrealized depreciation of $4,623,619.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Computers - 7.4%
604,820	Brocade Communications Systems, Inc.*	$3,314,413
167,065	Fortinet, Inc.*	3,394,761
105,400	Riverbed Technology, Inc.*	3,017,602
		9,726,776
	Electrical Components & Equipment - 5.7%
112,048	Belden, Inc.	4,128,969
147,305	Molex, Inc.	3,458,721
		7,587,690
	Electronics - 5.0%
136,008	Amphenol Corp., Class A	6,649,431

	Internet - 19.4%
64,946	F5 Networks, Inc.*	6,071,152
381,342	Symantec Corp.*	7,268,378
373,110	VASCO Data Security International, Inc.*	3,611,705
165,746	Virnetx Holding Corp.	5,040,336
164,794	Websense, Inc.*	3,737,528
		25,729,099
	Semiconductors - 5.2%
91,129	Cavium, Inc.*	3,143,039
248,314	QLogic Corp.*	3,766,924
		6,909,963
	Software - 13.0%
84,091	Citrix Systems, Inc.*	6,057,916
167,343	Solarwinds, Inc.*	3,599,548
75,330	VMware, Inc., Class A*	7,558,612
		17,216,076
	Telecommunications - 44.3%
54,370	Acme Packet, Inc.*	3,203,480
94,690	ADTRAN, Inc.	3,133,292
354,737	Arris Group, Inc.*	4,256,844
141,970	Aruba Networks, Inc.*	3,258,212
158,644	EMS Technologies, Inc.*	5,216,215
197,825	Juniper Networks, Inc.*	4,627,127
93,406	LogMeIn, Inc.*	3,320,583
154,044	Motorola Solutions, Inc.*	6,915,035
97,343	NETGEAR, Inc.*	3,203,558
220,267	Oplink Communications, Inc.*	3,718,107
61,204	Preformed Line Products Co.	3,816,681
127,802	QUALCOMM, Inc.	7,000,994
172,990	Sycamore Networks, Inc.	3,407,903
444,204	Tekelec*	3,487,001
		58,565,032
	Total Common Stocks (Cost $139,608,823)	132,384,067

	Money Market Fund - 0.1%
99,637	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $99,637)	99,637

	Total Investments (Cost $139,708,460)(a)-100.1%	132,483,704
	Liabilities in excess of other assets-(0.1)%	(109,284)
	Net Assets-100.0%	$132,374,420

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $140,218,497. The net unrealized depreciation was $7,734,793 which consisted of aggregate gross unrealized appreciation of $5,658,095 and aggregate gross unrealized depreciation of $13,392,888.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Oil & Gas Drilling - 19.2%
162,496	Diamond Offshore Drilling, Inc.	$11,022,104
1,024,918	Hercules Offshore, Inc.*	4,817,115
428,595	Nabors Industries Ltd. (Bermuda)*	11,319,194
1,109,448	Parker Drilling Co.*	7,033,900
203,756	Patterson-UTI Energy, Inc.	6,628,183
113,639	Unit Corp.*	6,819,476
		47,639,972
	Oil Field Machinery & Equipment - 21.2%
193,961	Complete Production Services, Inc.*	7,541,204
124,965	Dresser-Rand Group, Inc.*	6,675,630
268,612	FMC Technologies, Inc.*	12,248,707
213,100	Gulf Island Fabrication, Inc.	7,373,260
72,097	Lufkin Industries, Inc.	5,874,464
162,474	National Oilwell Varco, Inc.	13,090,530
		52,803,795
	Oil-Field Services - 50.6%
161,147	Baker Hughes, Inc.	12,469,555
42,701	CARBO Ceramics, Inc.	6,664,345
62,822	Core Laboratories NV (Netherlands)	6,827,495
236,047	Halliburton Co.	12,918,852
373,020	Helix Energy Solutions Group, Inc.*	7,303,732
245,700	Hornbeck Offshore Services, Inc.*	6,840,288
692,809	Newpark Resources, Inc.*	6,436,196
160,962	Oceaneering International, Inc.	6,953,558
82,516	Oil States International, Inc.*	6,659,041
260,152	RPC, Inc.	6,144,790
139,745	Schlumberger Ltd.	12,628,756
65,660	SEACOR Holdings, Inc.	6,589,638
176,612	Superior Energy Services, Inc.*	7,327,632
329,271	Tesco Corp. (Canada)*	7,000,301
602,432	Weatherford International Ltd. (Switzerland)*	13,205,309
		125,969,488
	Seismic Data Collection - 3.0%
74,160	OYO Geospace Corp.*	7,522,049

	Transportation-Marine - 3.2%
163,056	Gulfmark Offshore, Inc., Class A*	7,947,349

	Transportation-Services - 2.8%
142,317	Bristow Group, Inc.	6,899,528

	Total Common Stocks (Cost $217,870,898)	248,782,181

	Money Market Fund - 0.0%
106,989	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $106,989)	106,989

	Total Investments (Cost $217,977,887)(a)-100.0%	248,889,170
	Other assets less liabilities-0.0%	26,094
	Net Assets-100.0%	$248,915,264

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $218,381,357. The net unrealized appreciation was $30,507,813 which consisted of aggregate gross unrealized appreciation of $32,448,596 and aggregate gross unrealized depreciation of $1,940,783.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Products-Miscellaneous - 2.6%
502,804	Prestige Brands Holdings, Inc.*	$6,144,265

	Drug Delivery Systems - 2.4%
749,256	Depomed, Inc.*	5,664,375

	Medical Products - 12.4%
200,549	Baxter International, Inc.	11,665,935
117,523	Hospira, Inc.*	6,007,776
177,541	Johnson & Johnson	11,502,881
		29,176,592
	Medical-Biomedical/Genetics - 15.4%
199,736	Amgen, Inc.*	10,925,559
69,370	Biogen Idec, Inc.*	7,066,722
107,983	Celgene Corp.*	6,403,392
156,980	Gilead Sciences, Inc.*	6,649,673
351,798	Medicines Co. (The)*	5,269,934
		36,315,280
	Medical-Drugs - 44.7%
229,961	Abbott Laboratories	11,801,599
975,275	Akorn, Inc.*	6,758,656
78,262	Allergan, Inc.	6,363,483
416,385	Bristol-Myers Squibb Co.	11,933,594
81,048	Cephalon, Inc.*	6,478,977
313,194	Eli Lilly & Co.	11,995,330
155,732	Endo Pharmaceuticals Holdings, Inc.*	5,801,017
234,959	Hi-Tech Pharmacal Co., Inc.*	6,646,990
229,212	Jazz Pharmaceuticals, Inc.*	9,276,210
172,199	Medicis Pharmaceutical Corp., Class A	6,402,359
327,380	Merck & Co., Inc.	11,173,479
566,386	Pfizer, Inc.	10,897,267
		105,528,961
	Medical-Generic Drugs - 13.2%
237,899	Impax Laboratories, Inc.*	5,038,701
276,326	Mylan, Inc.*	6,294,706
192,328	Par Pharmaceutical Cos., Inc.*	6,229,504
76,071	Perrigo Co.	6,869,972
101,047	Watson Pharmaceuticals, Inc.*	6,783,285
		31,216,168
	Therapeutics - 9.3%
285,352	Questcor Pharmaceuticals, Inc.*	8,860,180
699,792	Spectrum Pharmaceuticals, Inc.*	7,417,795
266,311	Warner Chilcott PLC, Class A (Ireland)	5,597,857
		21,875,832
	Total Investments (Cost $229,431,108)(a)-100.0%	235,921,473
	Liabilities in excess of other assets-(0.0)%	(65,475)
	Net Assets-100.0%	$235,855,998

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $229,769,634. The net unrealized appreciation was $6,151,839 which consisted of aggregate gross unrealized appreciation of $12,922,685 and aggregate gross unrealized depreciation of $6,770,846.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	E-Commerce/Services - 5.2%
2,026	Netflix, Inc.*	$538,896

	Food-Retail - 23.5%
7,206	Fresh Market, Inc. (The)*	256,029
21,662	Kroger Co. (The)	538,734
6,707	Ruddick Corp.	281,023
11,911	Safeway, Inc.	240,245
28,607	SUPERVALU, Inc.	246,020
7,192	Weis Markets, Inc.	289,047
8,842	Whole Foods Market, Inc.	589,761
		2,440,859
	Rental Auto/Equipment - 4.8%
16,759	Avis Budget Group, Inc.*	253,229
9,108	Rent-A-Center, Inc.	246,371
		499,600
	Retail-Apparel/Shoe - 23.8%
3,825	Abercrombie & Fitch Co., Class A	279,684
10,313	Ann, Inc.*	267,519
8,900	Ascena Retail Group, Inc.*	287,648
11,670	Body Central Corp.*	250,788
5,691	DSW, Inc., Class A*	301,509
12,852	Finish Line, Inc. (The), Class A	273,748
11,722	Foot Locker, Inc.	254,719
8,502	Men’s Wearhouse, Inc. (The)	278,781
3,573	Ross Stores, Inc.	270,726
		2,465,122
	Retail-Auto Parts - 5.0%
1,803	AutoZone, Inc.*	514,666

	Retail-Computer Equipment - 2.3%
10,353	GameStop Corp., Class A*	244,124

	Retail-Discount - 15.7%
5,817	BJ’s Wholesale Club, Inc.*	292,886
6,568	Costco Wholesale Corp.	513,946
4,621	Dollar Tree, Inc.*	306,049
9,790	Wal-Mart Stores, Inc.*	516,031
		1,628,912
	Retail-Drug Store - 4.6%
12,252	Walgreen Co.	478,318

	Retail-Miscellaneous/Diversified - 3.9%
6,837	PriceSmart, Inc.	400,101

	Retail-Perfume & Cosmetics - 3.2%
5,286	Ulta Salon, Cosmetics & Fragrance, Inc.*	333,177

	Retail-Regional Department Store - 8.0%
5,197	Dillard’s, Inc., Class A	292,383
18,522	Macy’s, Inc.	534,730
		827,113
	Total Common Stocks (Cost $10,417,502)	10,370,888

	Money Market Fund - 0.9%
92,921	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,921)	92,921

	Total Investments (Cost $10,510,423)(a)-100.9%	10,463,809
	Liabilities in excess of other assets-(0.9)%	(92,384)
	Net Assets-100.0%	$10,371,425

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $10,511,521. The net unrealized depreciation was $47,712 which consisted of aggregate gross unrealized appreciation of $353,137 and aggregate gross unrealized depreciation of $400,849.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components-Semiconductors - 35.3%
31,907	Altera Corp.	$1,304,358
23,969	CEVA, Inc.*	724,343
45,667	Fairchild Semiconductor International, Inc.*	685,462
28,654	International Rectifier Corp.*	736,121
149,747	Micron Technology, Inc.*	1,103,635
77,148	NVIDIA Corp.*	1,066,957
24,732	OmniVision Technologies, Inc.*	723,164
29,033	Semtech Corp.*	676,469
32,180	Skyworks Solutions, Inc.*	814,476
43,234	Texas Instruments, Inc.	1,286,212
		9,121,197
	Instruments-Scientific - 2.7%
21,276	FEI Co.*	702,959

	Lasers-Systems/Components - 6.5%
17,823	Cymer, Inc.*	784,747
46,515	Electro Scientific Industries, Inc.*	893,553
		1,678,300
	Semiconductor Components-Integrated Circuits - 12.4%
37,016	Analog Devices, Inc.	1,273,350
100,744	Atmel Corp.*	1,219,002
35,125	Cypress Semiconductor Corp.*	722,873
		3,215,225
	Semiconductor Equipment - 37.6%
74,802	Brooks Automation, Inc.*	711,367
92,203	Entegris, Inc.*	790,180
36,071	KLA-Tencor Corp.	1,436,347
70,802	Kulicke & Soffa Industries, Inc.*	651,378
17,853	Lam Research Corp.*	729,831
89,290	LTX-Credence Corp.*	641,995
31,982	MKS Instruments, Inc.	797,951
22,873	Novellus Systems, Inc.*	709,978
87,388	Photronics, Inc.*	653,662
71,353	Rudolph Technologies, Inc.*	612,922
52,503	Teradyne, Inc.*	708,265
26,070	Ultratech, Inc.*	686,945
14,902	Veeco Instruments, Inc.*	592,951
		9,723,772
	Wireless Equipment - 5.5%
26,182	QUALCOMM, Inc.	1,434,250

	Total Common Stocks (Cost $28,545,655)	25,875,703

	Money Market Fund - 0.4%
99,775	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $99,775)	99,775

	Total Investments (Cost $28,645,430)(a)-100.4%	25,975,478
	Liabilities in excess of other assets-(0.4)%	(103,152)
	Net Assets-100.0%	$25,872,326

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $28,668,926. The net unrealized depreciation was $2,693,448 which consisted of aggregate gross unrealized appreciation of $788,435 and aggregate gross unrealized depreciation of $3,481,883.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Applications Software - 4.7%
69,080	Intuit, Inc.*	$3,226,036

	Computer Aided Design - 7.1%
122,547	Aspen Technology, Inc.*	1,899,478
86,749	Autodesk, Inc.*	2,984,166
		4,883,644
	Computer Services - 3.1%
42,036	DST Systems, Inc.	2,151,823

	Computers-Integrated Systems - 8.2%
40,043	MICROS Systems, Inc.*	1,960,906
66,585	Teradata Corp.*	3,659,511
		5,620,417
	Data Processing/Management - 8.1%
69,368	Fair Isaac Corp.	2,063,698
58,097	Fiserv, Inc.*	3,506,735
		5,570,433
	E-Commerce/Services - 2.4%
22,815	OpenTable, Inc.*	1,616,671

	Electronic Design Automation - 5.4%
189,004	Cadence Design Systems, Inc.*	1,952,412
149,405	Mentor Graphics Corp.*	1,707,699
		3,660,111
	Enterprise Software/Services - 26.1%
66,802	BMC Software, Inc.*	2,887,183
161,067	CA, Inc.	3,591,794
34,762	Informatica Corp.*	1,777,381
13,801	MicroStrategy, Inc., Class A*	2,199,465
109,402	Oracle Corp.	3,345,513
81,747	Tyler Technologies, Inc.*	2,083,731
36,104	Ultimate Software Group, Inc. (The)*	1,963,336
		17,848,403
	Internet Application Software - 3.7%
83,375	Virnetx Holding Corp.*	2,535,434

	Internet Infrastructure Software - 2.7%
71,035	TIBCO Software, Inc.*	1,849,751

	Internet Security - 2.7%
187,681	VASCO Data Security International, Inc.*	1,816,752

	Medical Information Systems - 14.4%
100,050	Allscripts Healthcare Solutions, Inc.*	1,815,908
61,304	Cerner Corp.*	4,076,103
87,207	Medidata Solutions, Inc.*	1,781,639
23,623	Quality Systems, Inc.	2,158,197
		9,831,847
	Networking Products - 2.4%
27,350	Acme Packet, Inc.*	1,611,462

	Transactional Software - 9.0%
63,100	ACI Worldwide, Inc.*	2,281,696
82,587	Bottomline Technologies, Inc.*	1,923,451
34,582	Solera Holdings, Inc.	1,932,442
		6,137,589
	Total Common Stocks (Cost $66,658,289)	68,360,373

	Money Market Fund - 0.2%
97,462	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $97,462)	97,462

	Total Investments (Cost $66,755,751)(a)-100.2%	68,457,835
	Liabilities in excess of other assets-(0.2)%	(124,048)
	Net Assets-100.0%	$68,333,787

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $66,799,466. The net unrealized appreciation was $1,658,369 which consisted of aggregate gross unrealized appreciation of $5,535,784 and aggregate gross unrealized depreciation of $3,877,415.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Chemicals - 2.6%
14,595	CF Industries Holdings, Inc.	$2,266,895

	Chemicals-Diversified - 21.1%
44,594	Celanese Corp., Series A	2,458,467
63,622	Dow Chemical Co. (The)	2,218,499
43,206	E.I. du Pont de Nemours & Co.	2,221,652
14,808	FMC Corp.	1,296,737
43,594	Georgia Gulf Corp.*	873,624
65,123	Huntsman Corp.	1,243,849
27,769	Innophos Holdings, Inc.	1,338,466
52,304	Olin Corp.	1,093,677
25,865	PPG Industries, Inc.	2,177,833
23,794	Rockwood Holdings, Inc.*	1,438,823
50,078	Solutia, Inc.*	1,073,672
22,160	Westlake Chemical Corp.	1,146,780
		18,582,079
	Chemicals-Plastics - 1.5%
83,641	PolyOne Corp.	1,296,435

	Chemicals-Specialty - 27.3%
17,511	Albemarle Corp.	1,165,882
34,909	Arch Chemicals, Inc.	1,644,912
29,407	Balchem Corp.	1,287,145
29,371	Cabot Corp.	1,148,406
22,143	Cytec Industries, Inc.	1,240,008
21,743	Eastman Chemical Co.	2,100,156
98,440	Ferro Corp.*	1,281,689
19,307	International Flavors & Fragrances, Inc.	1,181,009
31,930	Kraton Performance Polymers, Inc.*	1,152,673
16,913	Lubrizol Corp. (The)	2,276,490
7,136	NewMarket Corp.	1,170,447
33,381	OM Group, Inc.*	1,211,063
138,808	Omnova Solutions, Inc.*	938,342
33,015	Sensient Technologies Corp.	1,225,517
32,552	Sigma-Aldrich Corp.	2,184,239
18,724	Stepan Co.	1,484,813
26,952	W.R. Grace & Co.*	1,359,459
		24,052,250
	Coal - 2.5%
18,187	Walter Energy, Inc.	2,229,181

	Coatings/Paint - 1.3%
52,909	RPM International, Inc.	1,115,322

	Consumer Products-Miscellaneous - 1.2%
20,918	Scotts Miracle-Gro Co. (The), Class A	1,055,522

	Containers-Metal/Glass - 5.3%
31,612	Ball Corp.	1,226,545
30,802	Crown Holdings, Inc.*	1,183,105
19,055	Greif, Inc., Class A	1,163,308
27,982	Silgan Holdings, Inc.	1,085,142
		4,658,100
	Containers-Paper/Plastic - 1.3%
230,919	Graphic Packaging Holding Co.*	1,143,049

	Diversified Manufacturing Operations - 1.2%
25,768	LSB Industries, Inc.*	1,024,020

	Industrial Gases - 5.0%
24,106	Air Products & Chemicals, Inc.	2,138,925
21,625	Praxair, Inc.	2,241,215
		4,380,140
	Metal-Aluminum - 2.3%
137,825	Alcoa, Inc.	2,030,162

	Metal-Copper - 2.6%
43,897	Freeport-McMoRan Copper & Gold, Inc.	2,324,785

	Metal-Iron - 2.6%
25,321	Cliffs Natural Resources, Inc.	2,274,332

	Miscellaneous Manufacturing - 1.4%
23,651	AptarGroup, Inc.	1,207,384

	Non-Ferrous Metals - 1.4%
32,788	Materion Corp.*	1,249,879

	Paper & Related Products - 11.6%
149,564	Boise, Inc.	1,036,479
49,202	Buckeye Technologies, Inc.	1,323,042
12,186	Domtar Corp.	974,271
73,276	International Paper Co.	2,176,297
77,211	KapStone Paper and Packaging Corp.*	1,203,719
36,856	MeadWestvaco Corp.	1,147,696
55,600	Neenah Paper, Inc.	1,122,564
82,803	P.H. Glatfelter Co.	1,249,497
		10,233,565
	Petrochemicals - 1.6%
34,146	TPC Group, Inc.*	1,370,962

	Steel-Producers - 6.2%
53,965	Nucor Corp.	2,098,699
24,234	Reliance Steel & Aluminum Co.	1,139,240
21,259	Schnitzer Steel Industries, Inc., Class A	1,079,745
72,587	Steel Dynamics, Inc.	1,133,809
		5,451,493
	Total Common Stocks (Cost $81,480,498)	87,945,555

	Money Market Fund - 0.1%
71,817	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $71,817)	71,817

	Total Investments (Cost $81,552,315)(a)-100.1%	88,017,372
	Liabilities in excess of other assets-(0.1)%	(82,285)
	Net Assets-100.0%	$87,935,087

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $81,796,284. The net unrealized appreciation was $6,221,088 which consisted of aggregate gross unrealized appreciation of $8,708,803 and aggregate gross unrealized depreciation of $2,487,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel - 4.5%
8,043	Coach, Inc.	$519,256
12,260	Crocs, Inc.*	384,106
		903,362
	Auto Manufacturers - 2.1%
35,209	Ford Motor Co.*	429,902

	Auto Parts & Equipment - 5.3%
15,560	Dana Holding Corp.*	259,385
5,574	Lear Corp.	273,126
6,817	Tenneco, Inc.*	272,271
5,018	TRW Automotive Holdings Corp.*	253,259
		1,058,041
	Commercial Services - 7.1%
12,501	Bridgepoint Education, Inc.*	309,525
17,557	H&R Block, Inc.	262,653
3,956	ITT Educational Services, Inc.*	338,910
8,743	Rent-A-Center, Inc.	236,498
3,538	Weight Watchers International, Inc.	273,098
		1,420,684
	Distribution/Wholesale - 1.7%
2,663	Fossil, Inc.*	334,659

	Home Furnishings - 3.0%
17,319	Select Comfort Corp.*	291,306
4,329	Tempur-Pedic International, Inc.*	311,731
		603,037
	Household Products/Wares - 1.3%
4,312	Tupperware Brands Corp.	269,457

	Housewares - 1.4%
18,231	Libbey, Inc.*	282,034

	Internet - 5.3%
1,943	Netflix, Inc.*	516,819
1,025	Priceline.com, Inc.*	551,091
		1,067,910
	Leisure Time - 1.6%
2,682	Polaris Industries, Inc.	317,951

	Lodging - 4.0%
12,228	Ameristar Casinos, Inc.	271,462
3,511	Wynn Resorts Ltd.	539,570
		811,032
	Media - 13.8%
18,372	CBS Corp., Class B	502,842
10,295	DIRECTV, Class A*	521,751
17,061	DISH Network Corp., Class A*	505,517
3,076	Liberty Media Corp. - Capital, Series A*	245,495
6,651	Time Warner Cable, Inc.	487,585
10,267	Viacom, Inc., Class B	497,128
		2,760,318
	Miscellaneous Manufacturing - 1.8%
13,282	Sturm Ruger & Co., Inc.	362,864

	Retail - 45.9%
3,672	Abercrombie & Fitch Co., Class A	268,497
9,901	Ann, Inc.*	256,832
8,543	Ascena Retail Group, Inc.*	276,110
1,732	AutoZone, Inc.*	494,399
5,584	BJ’s Restaurants, Inc.*	258,930
11,202	Body Central Corp.*	240,731
10,868	Brinker International, Inc.	261,049
4,498	Buffalo Wild Wings, Inc.*	285,758
4,989	Dillard’s, Inc., Class A	280,681
5,192	DineEquity, Inc.*	270,503
8,131	Dollar Tree, Inc.*	538,516
11,407	Domino’s Pizza, Inc.*	306,506
5,462	DSW, Inc., Class A*	289,377
13,422	Express, Inc.	301,190
12,336	Finish Line, Inc. (The), Class A	262,757
11,252	Foot Locker, Inc.	244,506
9,939	GameStop Corp., Class A*	234,362
16,096	Gordmans Stores, Inc.*	288,601
13,360	Limited Brands, Inc.	505,810
17,781	Macy’s, Inc.	513,337
8,163	Men’s Wearhouse, Inc. (The)	267,665
6,207	PetSmart, Inc.	267,025
7,453	Red Robin Gourmet Burgers, Inc.*	256,532
6,291	Ross Stores, Inc.	476,669
16,891	Sally Beauty Holdings, Inc.*	290,525
24,371	Sonic Corp.*	260,770
5,075	Ulta Salon, Cosmetics & Fragrance, Inc.*	319,877
5,602	Vera Bradley, Inc.*	203,185
9,270	Yum! Brands, Inc.	489,641
		9,210,341
	Toys/Games/Hobbies - 1.2%
14,183	JAKKS Pacific, Inc.*	247,493

	Total Common Stocks (Cost $18,453,958)	20,079,085

	Money Market Fund - 0.4%
82,591	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,591)	82,591

	Total Investments (Cost $18,536,549)(a)-100.4%	20,161,676
	Liabilities in excess of other assets-(0.4)%	(85,466)
	Net Assets-100.0%	$20,076,210

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $18,539,078. The net unrealized appreciation was $1,622,598 which consisted of aggregate gross unrealized appreciation of $2,042,619 and aggregate gross unrealized depreciation of $420,021.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 9.9%
36,819	Altria Group, Inc.	$968,339
7,579	Bunge Ltd.	521,511
4,881	Lorillard, Inc.	518,460
14,588	Philip Morris International, Inc.	1,038,228
26,129	Reynolds American, Inc.	919,741
		3,966,279
	Beverages - 11.7%
8,133	Coca-Cola Bottling Co. Consolidated	524,741
15,511	Coca-Cola Co. (The)	1,054,903
19,613	Coca-Cola Enterprises, Inc.	551,322
25,882	Constellation Brands, Inc., Class A*	527,734
13,666	Dr Pepper Snapple Group, Inc.	516,028
7,915	Hansen Natural Corp.*	606,447
14,655	PepsiCo, Inc.	938,506
		4,719,681
	Cosmetics/Personal Care - 8.0%
12,035	Colgate-Palmolive Co.	1,015,513
18,367	Elizabeth Arden, Inc.*	591,785
10,272	Estee Lauder Cos., Inc. (The), Class A	1,077,636
32,585	Revlon, Inc., Class A*	548,731
		3,233,665
	Environmental Control - 1.3%
29,502	Darling International, Inc.*	497,994

	Food - 45.4%
31,156	B&G Foods, Inc.	585,421
19,396	Cal-Maine Foods, Inc.	655,779
39,880	Chiquita Brands International, Inc.*	472,179
22,409	ConAgra Foods, Inc.	573,895
9,914	Corn Products International, Inc.	504,524
44,287	Dole Food Co., Inc.*	628,433
25,645	Flowers Foods, Inc.	562,138
20,821	Fresh Del Monte Produce, Inc.	510,323
13,844	Fresh Market, Inc. (The)*	491,877
26,183	General Mills, Inc.	977,935
15,600	Hain Celestial Group, Inc. (The)*	504,348
19,329	Hormel Foods Corp.	559,961
7,170	J.M. Smucker Co. (The)	558,686
18,281	Kellogg Co.	1,019,714
29,687	Kraft Foods, Inc., Class A	1,020,639
22,699	Kroger Co. (The)	564,524
11,268	McCormick & Co., Inc.	548,188
16,014	Nash Finch Co.	573,301
6,376	Ralcorp Holdings, Inc.*	551,524
12,885	Ruddick Corp.	539,882
22,884	Safeway, Inc.	461,570
28,864	Sara Lee Corp.	551,591
27,147	Smithfield Foods, Inc.*	597,777
31,918	Spartan Stores, Inc.	563,672
54,958	SUPERVALU, Inc.	472,639
32,253	Sysco Corp.	986,619
19,490	Tootsie Roll Industries, Inc.	546,695
30,265	Tyson Foods, Inc., Class A	531,453
13,814	Weis Markets, Inc.	555,185
9,264	Whole Foods Market, Inc.	617,909
		18,288,381
	Household Products/Wares - 5.2%
13,624	Church & Dwight Co., Inc.	549,592
15,249	Kimberly-Clark Corp.	996,675
43,633	Prestige Brands Holdings, Inc.*	533,195
		2,079,462
	Pharmaceuticals - 2.7%
10,296	Herbalife Ltd. (Cayman Islands)	573,693
19,086	USANA Health Sciences, Inc.*	522,002
		1,095,695
	Retail - 15.8%
11,175	BJ’s Wholesale Club, Inc.*	562,661
13,723	Casey’s General Stores, Inc.	617,535
12,655	Costco Wholesale Corp.	990,254
26,592	CVS Caremark Corp.	966,619
30,579	Pantry, Inc. (The)*	544,918
13,135	PriceSmart, Inc.	768,660
23,603	Walgreen Co.	921,461
18,863	Wal-Mart Stores, Inc.	994,269
		6,366,377
	Total Common Stocks (Cost $34,849,441)	40,247,534

	Money Market Fund - 0.2%
86,814	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,814)	86,814

	Total Investments (Cost $34,936,255)(a)-100.2%	40,334,348
	Liabilities in excess of other assets-(0.2)%	(79,934)
	Net Assets-100.0%	$40,254,414

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $34,988,413. The net unrealized appreciation was $5,345,935 which consisted of aggregate gross unrealized appreciation of $6,011,270 and aggregate gross unrealized depreciation of $665,335.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal - 2.6%
80,327	Arch Coal, Inc.	$2,056,371
113,763	Cloud Peak Energy, Inc.*	2,536,915
		4,593,286
	Gas-Distribution - 1.9%
79,070	Southern Union Co.	3,400,010

	Oil & Gas Drilling - 5.5%
32,638	Diamond Offshore Drilling, Inc.	2,213,836
408,536	Parker Drilling Co.*	2,590,118
75,029	Patterson-UTI Energy, Inc.	2,440,693
41,845	Unit Corp.*	2,511,119
		9,755,766
	Oil Companies-Exploration & Production - 28.4%
55,417	Anadarko Petroleum Corp.	4,575,227
35,367	Apache Corp.	4,375,605
46,339	Berry Petroleum Co., Class A	2,657,542
54,100	Bill Barrett Corp.*	2,692,016
38,499	Contango Oil & Gas Co.*	2,428,517
109,874	Denbury Resources, Inc.*	2,122,766
52,305	Devon Energy Corp.	4,116,403
47,180	Noble Energy, Inc.	4,702,902
40,904	Occidental Petroleum Corp.	4,015,955
302,889	PetroQuest Energy, Inc.*	2,462,488
65,195	Plains Exploration & Production Co.*	2,543,257
55,919	QEP Resources, Inc.	2,450,930
74,325	Stone Energy Corp.*	2,412,589
63,236	Swift Energy Co.*	2,409,292
338,218	VAALCO Energy, Inc.*	2,252,532
93,830	W&T Offshore, Inc.	2,542,793
35,620	Whiting Petroleum Corp.*	2,087,332
		50,848,146
	Oil Companies-Integrated - 14.0%
42,235	Chevron Corp.	4,393,285
60,010	ConocoPhillips	4,320,120
52,753	Exxon Mobil Corp.	4,209,162
55,458	Hess Corp.	3,802,200
134,544	Marathon Oil Corp.	4,166,827
63,636	Murphy Oil Corp.	4,086,704
		24,978,298
	Oil Field Machinery & Equipment - 7.1%
71,423	Complete Production Services, Inc.*	2,776,926
46,016	Dresser-Rand Group, Inc.*	2,458,175
78,471	Gulf Island Fabrication, Inc.	2,715,097
59,829	National Oilwell Varco, Inc.	4,820,422
		12,770,620
	Oil Refining & Marketing - 12.9%
110,180	CVR Energy, Inc.*	2,958,333
162,743	Delek US Holdings, Inc.	2,704,789
77,418	HollyFrontier Corp.	5,836,543
59,176	Sunoco, Inc.	2,405,504
98,495	Tesoro Corp.*	2,392,444
161,927	Valero Energy Corp.	4,067,606
137,836	Western Refining, Inc.*	2,815,989
		23,181,208
	Oil-Field Services - 18.0%
15,725	CARBO Ceramics, Inc.	2,454,201
23,133	Core Laboratories NV (Netherlands)	2,514,094
86,921	Halliburton Co.	4,757,186
137,358	Helix Energy Solutions Group, Inc.*	2,689,470
90,474	Hornbeck Offshore Services, Inc.*	2,518,796
181,640	Matrix Service Co.*	2,532,062
255,114	Newpark Resources, Inc.*	2,370,009
59,271	Oceaneering International, Inc.	2,560,507
30,386	Oil States International, Inc.*	2,452,150
95,796	RPC, Inc.	2,262,702
24,178	SEACOR Holdings, Inc.	2,426,504
65,034	Superior Energy Services, Inc.*	2,698,261
		32,235,942
	Pipelines - 6.7%
217,339	Crosstex Energy, Inc.	3,173,149
159,966	Spectra Energy Corp.	4,322,281
140,615	Williams Cos., Inc. (The)	4,457,496
		11,952,926
	Seismic Data Collection - 1.5%
27,308	OYO Geospace Corp.*	2,769,850

	Transportation-Services - 1.4%
52,406	Bristow Group, Inc.	2,540,643

	Total Common Stocks (Cost $163,661,640)	179,026,695

	Money Market Fund - 0.1%
133,290	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $133,290)	133,290

	Total Investments (Cost $163,794,930)(a)-100.1%	179,159,985
	Liabilities in excess of other assets-(0.1)%	(109,513)
	Net Assets-100.0%	$179,050,472

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $163,888,518. The net unrealized appreciation was $15,271,467 which consisted of aggregate gross unrealized appreciation of $17,448,958 and aggregate gross unrealized depreciation of $2,177,491.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Commercial Banks-Central U.S. - 8.7%
5,401	BOK Financial Corp.	$294,138
14,793	Chemical Financial Corp.	280,623
6,770	Commerce Bancshares, Inc.	276,961
56,282	First Busey Corp.	292,104
17,901	First Financial Bancorp	286,595
6,799	UMB Financial Corp.	282,158
		1,712,579
	Commercial Banks-Eastern U.S. - 1.5%
5,124	Signature Bank*	303,136

	Commercial Banks-Southern U.S. - 2.8%
14,339	Republic Bancorp, Inc., Class A	259,679
14,492	WesBanco, Inc.	297,811
		557,490
	Commercial Banks-Western U.S. - 6.8%
14,412	East West Bancorp, Inc.	267,487
33,571	Nara Bancorp, Inc.*	269,575
13,699	PacWest Bancorp	271,925
16,890	West Coast Bancorp*	274,969
12,035	Zions Bancorp.	263,567
		1,347,523
	Commercial Services-Finance - 4.1%
47,381	Advance America Cash Advance Centers, Inc.	334,036
13,486	Moody’s Corp.	480,237
		814,273
	Finance-Auto Loans - 1.5%
3,651	Credit Acceptance Corp.*	289,561

	Finance-Consumer Loans - 6.8%
13,397	Nelnet, Inc., Class A	270,084
24,080	Ocwen Financial Corp.*	310,391
3,350	Portfolio Recovery Associates, Inc.*	271,116
31,065	SLM Corp.	484,303
		1,335,894
	Finance-Credit Card - 2.9%
22,008	Discover Financial Services	563,625

	Finance-Investment Banker/Broker - 3.9%
16,668	Interactive Brokers Group, Inc., Class A	252,353
11,270	INTL FCStone, Inc.*	258,985
8,042	Raymond James Financial, Inc.	255,414
		766,752
	Finance-Other Services - 4.1%
12,493	MarketAxess Holdings, Inc.	326,442
14,666	NYSE Euronext	490,724
		817,166
	Insurance Brokers - 1.5%
4,026	Erie Indemnity Co., Class A	296,716

	Investment Management/Advisor Services - 6.2%
8,666	Ameriprise Financial, Inc.	468,831
4,127	Franklin Resources, Inc.	523,964
27,569	Janus Capital Group, Inc.	232,682
		1,225,477
	Life/Health Insurance - 19.7%
10,899	Aflac, Inc.	502,008
22,040	American Equity Investment Life Holding Co.	261,615
37,349	CNO Financial Group, Inc.*	274,515
9,860	Delphi Financial Group, Inc., Class A	265,431
9,217	FBL Financial Group, Inc., Class A	290,151
18,121	Lincoln National Corp.	480,207
1,872	National Western Life Insurance Co., Class A	320,730
16,892	Principal Financial Group, Inc.	466,726
8,281	Prudential Financial, Inc.	485,929
21,199	Symetra Financial Corp.	266,259
6,441	Torchmark Corp.	260,152
		3,873,723
	Multi-line Insurance - 11.5%
7,628	ACE Ltd.	510,923
8,063	American Financial Group, Inc.	273,981
3,691	American National Insurance Co.	276,604
17,426	CNA Financial Corp.	479,912
19,719	Hartford Financial Services Group, Inc. (The)	461,819
17,567	Horace Mann Educators Corp.	255,775
		2,259,014
	Property/Casualty Insurance - 9.5%
12,842	AmTrust Financial Services, Inc.	298,191
8,442	Arch Capital Group Ltd.*	285,340
29,448	Hilltop Holdings, Inc.*	257,670
29,327	Meadowbrook Insurance Group, Inc.	275,674
4,102	ProAssurance Corp.*	285,704
8,504	Travelers Cos., Inc. (The)	468,825
		1,871,404
	Real Estate Management/Services - 2.2%
19,734	CB Richard Ellis Group, Inc., Class A*	430,201

	Reinsurance - 2.5%
4,538	Reinsurance Group of America, Inc.	264,157
8,853	Validus Holdings Ltd.	235,401
		499,558
	REITS-Diversified - 1.4%
4,388	Rayonier, Inc. REIT	282,807

	Super-Regional Banks-U.S. - 2.4%
9,681	Capital One Financial Corp.	462,752

	Total Common Stocks and Other Equity Interests (Cost $18,921,861)	19,709,651

	Money Market Fund - 0.5%
92,832	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $92,832)	92,832

Total Investments (Cost $19,014,693)(a)-100.5%	19,802,483
Liabilities in excess of other assets-(0.5)%	(94,516)
Net Assets-100.0%	$19,707,967

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $19,024,860. The net unrealized appreciation was $777,623 which consisted of aggregate gross unrealized appreciation of $1,501,715 and aggregate gross unrealized depreciation of $724,092.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 1.2%
49,530	Myriad Genetics, Inc.*	$1,053,503

	Commercial Services - 4.0%
18,928	Chemed Corp.	1,151,012
50,463	ExamWorks Group, Inc.*	1,104,130
58,386	Team Health Holdings, Inc.*	1,285,076
		3,540,218
	Distribution/Wholesale - 1.5%
15,292	MWI Veterinary Supply, Inc.*	1,361,906

	Electronics - 4.5%
46,722	Agilent Technologies, Inc.*	1,969,799
23,692	Waters Corp.*	2,082,290
		4,052,089
	Healthcare-Products - 27.8%
39,198	Baxter International, Inc.	2,280,148
26,542	Becton, Dickinson and Co.	2,219,177
39,467	Cepheid, Inc.*	1,490,274
45,358	CONMED Corp.*	1,179,308
17,001	Cooper Cos., Inc. (The)	1,300,406
42,493	Covidien PLC (Ireland)	2,158,219
26,311	Edwards Lifesciences Corp.*	1,877,290
44,277	Greatbatch, Inc.*	1,103,383
27,843	Hill-Rom Holdings, Inc.	1,038,265
60,103	Hologic, Inc.*	1,116,113
29,795	ICU Medical, Inc.*	1,265,691
16,066	IDEXX Laboratories, Inc.*	1,332,514
38,545	Invacare Corp.	1,155,579
21,372	Kinetic Concepts, Inc.*	1,430,642
23,276	Sirona Dental Systems, Inc.*	1,177,300
15,514	Techne Corp.	1,175,806
21,457	Zoll Medical Corp.*	1,494,695
		24,794,810
	Healthcare-Services - 31.1%
20,900	Air Methods Corp.*	1,465,090
18,163	AMERIGROUP Corp.*	998,965
49,550	AmSurg Corp.*	1,260,057
49,941	Brookdale Senior Living, Inc.*	1,068,238
36,462	Centene Corp.*	1,196,318
36,307	Coventry Health Care, Inc.*	1,161,824
27,707	DaVita, Inc.*	2,314,643
43,233	Ensign Group, Inc. (The)	1,227,817
111,660	Health Management Associates, Inc., Class A*	1,060,770
29,627	Healthspring, Inc.*	1,215,892
29,180	Humana, Inc.	2,176,244
53,023	Kindred Healthcare, Inc.*	998,953
30,685	LifePoint Hospitals, Inc.*	1,138,414
24,042	Magellan Health Services, Inc.*	1,252,588
47,077	Molina Healthcare, Inc.*	1,066,294
26,763	National Healthcare Corp.	1,273,116
60,801	Triple-S Management Corp., Class B (Puerto Rico)*	1,311,478
47,974	UnitedHealth Group, Inc.	2,380,950
25,486	WellCare Health Plans, Inc.*	1,117,561
29,871	WellPoint, Inc.	2,017,786
		27,702,998
	Pharmaceuticals - 26.9%
190,649	Akorn, Inc.*	1,321,198
56,260	AmerisourceBergen Corp.	2,155,321
51,095	Cardinal Health, Inc.	2,235,917
20,873	Catalyst Health Solutions, Inc.*	1,367,808
146,463	Depomed, Inc.*	1,107,260
61,223	Eli Lilly & Co.	2,344,841
27,165	McKesson Corp.	2,203,625
33,657	Medicis Pharmaceutical Corp., Class A	1,251,367
170,588	Neurocrine Biosciences, Inc.*	1,318,645
110,717	Pfizer, Inc.	2,130,195
55,785	Questcor Pharmaceuticals, Inc.*	1,732,124
56,433	Targacept, Inc.*	1,153,490
67,023	ViroPharma, Inc.*	1,211,776
36,115	Watson Pharmaceuticals, Inc.*	2,424,400
		23,957,967
	Software - 3.0%
62,891	Allscripts Healthcare Solutions, Inc.*	1,141,472
20,449	Computer Programs & Systems, Inc.	1,500,956
		2,642,428
	Total Common Stocks (Cost $85,934,797)	89,105,919

	Money Market Fund - 0.1%
95,442	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,442)	95,442

	Total Investments (Cost $86,030,239)(a)-100.1%	89,201,361
	Liabilities in excess of other assets-(0.1)%	(92,955)
	Net Assets-100.0%	$89,108,406

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $86,036,751. The net unrealized appreciation was $3,164,610 which consisted of aggregate gross unrealized appreciation of $6,829,666 and aggregate gross unrealized depreciation of $3,665,056.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 9.0%
22,789	Cubic Corp.	$1,106,178
29,379	General Dynamics Corp.	2,001,885
27,102	Lockheed Martin Corp.	2,052,434
32,266	Northrop Grumman Corp.	1,952,416
		7,112,913
	Airlines - 7.7%
16,939	Alaska Air Group, Inc.*	1,035,312
75,331	SkyWest, Inc.	968,757
176,986	Southwest Airlines Co.	1,762,781
86,302	United Continental Holdings, Inc.*	1,563,792
125,222	US Airways Group, Inc.*	781,385
		6,112,027
	Auto Parts & Equipment - 1.4%
42,900	Titan International, Inc.	1,084,083

	Building Materials - 3.4%
87,713	Gibraltar Industries, Inc.*	901,690
59,915	Quanex Building Products Corp.	938,868
39,153	Trex Co., Inc.*	825,345
		2,665,903
	Commercial Services - 12.7%
65,523	Avis Budget Group, Inc.*	990,052
13,775	Dollar Thrifty Automotive Group, Inc.*	992,351
37,359	Insperity, Inc.	1,091,630
65,297	Kelly Services, Inc., Class A*	1,021,898
104,293	On Assignment, Inc.*	1,063,789
119,586	SFN Group, Inc.*	1,664,637
17,951	Towers Watson & Co., Class A	1,097,704
44,457	United Rentals, Inc.*	1,022,955
53,845	Viad Corp.	1,116,207
		10,061,223
	Computers - 1.3%
53,478	Sykes Enterprises, Inc.*	1,032,125

	Distribution/Wholesale - 2.6%
14,015	W.W. Grainger, Inc.	2,079,406

	Engineering & Construction - 9.2%
37,792	EMCOR Group, Inc.*	1,055,153
30,788	Fluor Corp.	1,955,962
56,570	KBR, Inc.	2,016,720
55,956	MasTec, Inc.*	1,168,361
26,184	URS Corp.*	1,069,093
		7,265,289
	Environmental Control - 1.5%
36,697	Waste Connections, Inc.	1,183,111

	Food - 1.6%
487	Seaboard Corp.	1,273,505

	Hand/Machine Tools - 2.8%
26,070	Franklin Electric Co., Inc.	1,137,956
30,956	Lincoln Electric Holdings, Inc.	1,059,314
		2,197,270
	Machinery-Construction & Mining - 2.5%
20,019	Caterpillar, Inc.	1,977,677

	Machinery-Diversified - 10.9%
40,665	AGCO Corp.*	1,928,334
42,663	Albany International Corp., Class A	1,133,556
13,792	Gardner Denver, Inc.	1,176,320
40,368	Kadant, Inc.*	1,062,082
12,162	NACCO Industries, Inc., Class A	1,105,283
22,651	Nordson Corp.	1,155,881
21,859	Sauer-Danfoss, Inc.*	1,038,302
		8,599,758
	Metal Fabricate/Hardware - 5.0%
31,358	Mueller Industries, Inc.	1,176,865
36,025	Sun Hydraulics Corp.	1,027,073
40,870	Timken Co. (The)	1,784,793
		3,988,731
	Miscellaneous Manufacturing - 14.5%
39,517	Brink’s Co. (The)	1,179,187
25,904	Ceradyne, Inc.*	839,549
51,913	Colfax Corp.*	1,405,285
31,812	Dover Corp.	1,923,672
23,427	Parker Hannifin Corp.	1,851,201
16,785	Polypore International, Inc.*	1,141,380
62,271	Tredegar Corp.	1,186,885
43,052	Tyco International Ltd. (Switzerland)	1,906,773
		11,433,932
	Telecommunications - 1.4%
17,486	Preformed Line Products Co.	1,090,427

	Textiles - 1.6%
37,215	G&K Services, Inc., Class A	1,267,915

	Transportation - 9.4%
18,621	Atlas Air Worldwide Holdings, Inc.*	975,554
80,602	CSX Corp.	1,980,391
28,850	Norfolk Southern Corp.	2,183,945
30,961	Old Dominion Freight Line, Inc.*	1,147,105
20,974	Ryder System, Inc.	1,181,256
		7,468,251
	Trucking & Leasing - 1.5%
13,007	Amerco, Inc.*	1,172,451

	Total Common Stocks (Cost $82,689,752)	79,065,997

	Money Market Fund - 0.2%
105,010	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $105,010)	105,010

	Total Investments (Cost $82,794,762)(a)-100.2%	79,171,007
	Liabilities in excess of other assets-(0.2)%	(125,509)
	Net Assets-100.0%	$79,045,498

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $82,853,642. The net unrealized depreciation was $3,682,635 which consisted of aggregate gross unrealized appreciation of $1,851,402 and aggregate gross unrealized depreciation of $5,534,037.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Banks - 1.5%
13,779	Cass Information Systems, Inc.	$517,264

	Commercial Services - 9.8%
23,652	Cardtronics, Inc.*	543,523
13,262	Gartner, Inc.*	489,500
9,862	Global Payments, Inc.	467,557
3,279	MasterCard, Inc., Class A	994,357
45,870	Western Union Co. (The)	890,337
		3,385,274
	Computers - 23.8%
16,433	Accenture PLC, Class A (Ireland)	971,848
8,172	CACI International, Inc., Class A*	482,802
48,057	Cadence Design Systems, Inc.*	496,429
59,220	Dell, Inc.*	961,733
10,685	DST Systems, Inc.	546,965
28,422	Electronics for Imaging, Inc.*	489,143
21,367	Fortinet, Inc.*	434,177
54,923	Imation Corp.*	456,959
31,959	Insight Enterprises, Inc.*	537,870
5,595	International Business Machines Corp.	1,017,451
37,990	Mentor Graphics Corp.*	434,226
10,180	MICROS Systems, Inc.*	498,514
26,592	NCR Corp.*	530,510
18,460	Unisys Corp.*	383,414
		8,242,041
	Electrical Components & Equipment - 1.2%
8,528	Littelfuse, Inc.	435,696

	Electronics - 10.6%
11,680	Arrow Electronics, Inc.*	405,880
14,385	Avnet, Inc.*	421,481
28,987	Electro Scientific Industries, Inc.*	556,840
13,262	FEI Co.*	438,176
24,100	Jabil Circuit, Inc.	441,271
28,809	Newport Corp.*	447,692
10,993	Tech Data Corp.*	513,043
32,365	Vishay Intertechnology, Inc.*	445,666
		3,670,049
	Internet - 15.3%
30,479	eBay, Inc.*	998,187
14,521	IAC/InterActiveCorp.*	601,024
40,548	NIC, Inc.	517,798
21,440	Rackspace Hosting, Inc.*	857,600
18,061	TIBCO Software, Inc.*	470,308
7,255	Travelzoo, Inc.*	383,064
26,432	VeriSign, Inc.	824,943
21,199	Virnetx Holding Corp.*	644,662
		5,297,586
	Media - 1.2%
4,732	FactSet Research Systems, Inc.	435,770

	Semiconductors - 22.6%
19,872	Altera Corp.	812,367
62,917	Atmel Corp.*	761,296
14,941	CEVA, Inc.*	451,517
28,455	Fairchild Semiconductor International, Inc.*	427,110
44,349	GT Solar International, Inc.*	604,920
22,466	KLA-Tencor Corp.	894,596
44,120	Kulicke & Soffa Industries, Inc.*	405,904
20,341	Lam Research Corp.*	831,540
93,558	Micron Technology, Inc.*	689,522
19,929	MKS Instruments, Inc.	497,229
48,076	NVIDIA Corp.*	664,891
54,455	Photronics, Inc.*	407,323
9,283	Veeco Instruments, Inc.*	369,371
		7,817,586
	Software - 7.6%
16,043	ACI Worldwide, Inc.*	580,115
16,942	BMC Software, Inc.*	732,233
14,737	Fiserv, Inc.*	889,525
10,618	VeriFone Systems, Inc.*	418,031
		2,619,904
	Telecommunications - 6.4%
7,605	Anixter International, Inc.	474,704
18,356	Comtech Telecommunications Corp.	494,694
15,419	EchoStar Corp., Class A*	515,920
6,974	IPG Photonics Corp.*	419,765
31,898	TeleNav, Inc.*	319,937
		2,225,020
	Total Common Stocks (Cost $35,746,591)	34,646,190

	Money Market Fund - 0.3%
100,678	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $100,678)	100,678

	Total Investments (Cost $35,847,269)(a)-100.3%	34,746,868
	Liabilities in excess of other assets-(0.3)%	(107,687)
	Net Assets-100.0%	$34,639,181

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $35,859,237. The net unrealized depreciation was $1,112,369 which consisted of aggregate gross unrealized appreciation of $1,857,281 and aggregate gross unrealized depreciation of $2,969,650.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Cable/Satellite TV - 5.2%
51,676	DIRECTV, Class A*	$2,618,940
33,295	Time Warner Cable, Inc.	2,440,856
		5,059,796
	Cellular Telecommunications - 7.1%
84,858	Leap Wireless International, Inc.*	1,142,189
77,261	MetroPCS Communications, Inc.*	1,257,809
32,316	NII Holdings, Inc.*	1,368,583
439,808	Sprint Nextel Corp.*	1,860,388
28,782	United States Cellular Corp.*	1,271,876
		6,900,845
	Electric-Generation - 1.4%
109,972	AES Corp. (The)*	1,353,755

	Electric-Integrated - 45.8%
47,290	Ameren Corp.	1,362,898
57,361	Avista Corp.	1,446,071
26,573	CH Energy Group, Inc.	1,357,083
71,240	CMS Energy Corp.	1,363,534
48,968	Consolidated Edison, Inc.	2,575,717
37,932	Constellation Energy Group, Inc.	1,472,900
54,637	Dominion Resources, Inc.	2,647,163
46,578	DPL, Inc.	1,408,984
138,627	Duke Energy Corp.	2,578,462
65,411	Edison International	2,490,197
45,863	El Paso Electric Co.	1,534,117
74,962	Empire District Electric Co. (The)	1,529,974
38,086	Entergy Corp.	2,544,145
61,862	Exelon Corp.	2,726,258
67,200	Great Plains Energy, Inc.	1,355,424
45,001	NextEra Energy, Inc.	2,486,305
40,077	Northeast Utilities	1,362,618
90,300	NV Energy, Inc.	1,340,052
70,569	Pepco Holdings, Inc.	1,318,229
31,206	Pinnacle West Capital Corp.	1,321,574
85,691	PNM Resources, Inc.	1,287,079
54,551	Portland General Electric Co.	1,351,774
54,514	Progress Energy, Inc.	2,547,984
37,296	Unisource Energy Corp.	1,373,239
45,112	Wisconsin Energy Corp.	1,382,683
		44,164,464
	Gas-Distribution - 7.1%
42,411	Atmos Energy Corp.	1,417,800
37,778	Laclede Group, Inc. (The)	1,407,230
69,329	NiSource, Inc.	1,395,593
25,359	South Jersey Industries, Inc.	1,280,629
36,275	Southwest Gas Corp.	1,352,695
		6,853,947
	Internet Connectivity Services - 2.6%
18,603	AboveNet, Inc.	1,132,737
92,332	Cogent Communications Group, Inc.*	1,391,443
		2,524,180
	Satellite Telecommunications - 1.4%
157,527	Iridium Communications, Inc.*	1,343,705

	Telecommunication Services - 8.0%
97,166	Cbeyond, Inc.*	1,091,174
74,473	Consolidated Communications Holdings, Inc.	1,342,004
39,599	Global Crossing Ltd.*	1,363,394
603,613	Level 3 Communications, Inc.*	1,315,876
68,615	NTELOS Holdings Corp.	1,332,503
62,860	tw telecom, inc.*	1,241,485
		7,686,436
	Telephone-Integrated - 12.4%
155,931	Alaska Communications Systems Group, Inc.	1,127,381
82,219	AT&T, Inc.	2,405,728
59,810	CenturyLink, Inc.	2,219,549
115,243	General Communication, Inc., Class A*	1,308,008
48,117	IDT Corp., Class B	1,161,063
43,254	Telephone & Data Systems, Inc.	1,226,684
70,352	Verizon Communications, Inc.	2,482,722
		11,931,135
	Water - 1.4%
47,047	American Water Works Co., Inc.	1,317,316

	Wireless Equipment - 7.6%
46,854	American Tower Corp., Class A*	2,461,241
61,746	Crown Castle International Corp.*	2,679,776
35,764	SBA Communications Corp., Class A*	1,365,112
87,561	TeleNav, Inc.*	878,237
		7,384,366
	Total Investments (Cost $103,207,586)(a)-100.0%	96,519,945
	Liabilities in excess of other assets-(0.0)%	(38,426)
	Net Assets-100.0%	$96,481,519

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $103,289,286. The net unrealized depreciation was $6,769,341 which consisted of aggregate gross unrealized appreciation of $116,859 and aggregate gross unrealized depreciation of $6,886,200.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Computer Services - 0.4%
15,191	LivePerson, Inc.*	$187,001

	E-Commerce/Products - 12.9%
22,110	Amazon.com, Inc.*	4,919,917
4,214	Blue Nile, Inc.*	178,505
12,728	MercadoLibre, Inc. (Argentina)	1,010,858
7,773	Nutrisystem, Inc.	116,129
6,705	Overstock.com, Inc.*	85,087
9,741	Shutterfly, Inc.*	529,910
		6,840,406
	E-Commerce/Services - 30.1%
13,221	Ancestry.com, Inc.*	470,800
139,515	eBay, Inc.*	4,569,116
71,458	Expedia, Inc.	2,264,504
24,642	IAC/InterActiveCorp.*	1,019,932
10,540	MakeMyTrip Ltd. (Mauritius)*	234,199
8,029	Netflix, Inc.*	2,135,634
6,789	OpenTable, Inc.*	481,069
29,576	Orbitz Worldwide, Inc.*	96,418
8,442	Priceline.com, Inc.*	4,538,841
25,564	United Online, Inc.	152,617
		15,963,130
	E-Marketing/Information - 2.7%
9,192	comScore, Inc.*	200,478
8,498	Constant Contact, Inc.*	160,867
11,435	Digital River, Inc.*	291,592
8,050	Liquidity Services, Inc.*	194,649
13,534	QuinStreet, Inc.*	169,040
22,691	ValueClick, Inc.*	409,799
		1,426,425
	Enterprise Software/Services - 2.7%
16,511	Open Text Corp. (Canada)*	1,115,483
9,531	RightNow Technologies, Inc.*	323,482
		1,438,965
	E-Services/Consulting - 0.5%
4,749	Keynote Systems, Inc.	113,739
8,782	Perficient, Inc.*	87,908
8,161	Saba Software, Inc.*	63,329
		264,976
	Human Resources - 0.8%
37,295	Monster Worldwide, Inc.*	437,843

	Internet Application Software - 1.3%
11,857	DealerTrack Holdings, Inc.*	274,964
11,935	KIT Digital, Inc.*	139,043
39,375	RealNetworks, Inc.*	133,087
5,767	Vocus, Inc.*	164,763
		711,857
	Internet Connectivity Services - 0.6%
13,258	Cogent Communications Group, Inc.*	199,798
15,072	Internap Network Services Corp.*	93,748
		293,546
	Internet Content-Entertainment - 2.3%
32,347	Limelight Networks, Inc.*	133,269
21,634	NetEase.com, Inc. ADR (China)*	1,092,950
		1,226,219
	Internet Content-Information/Network - 1.1%
17,042	WebMD Health Corp.*	600,731

	Internet Content-Information/News - 1.1%
19,214	Dice Holdings, Inc.*	264,961
4,748	Travelzoo, Inc.*	250,694
9,108	XO Group, Inc.*	85,160
		600,815
	Internet Incubators - 0.1%
12,630	ModusLink Global Solutions, Inc.	52,920

	Internet Infrastructure Software - 2.6%
53,845	Akamai Technologies, Inc.*	1,304,126
13,983	Support.com, Inc.*	45,025
		1,349,151
	Internet Security - 3.0%
48,587	VeriSign, Inc.	1,516,400
19,147	Zix Corp.*	73,525
		1,589,925
	Internet Telephony - 0.7%
13,262	j2 Global Communications, Inc.*	354,626

	Networking Products - 0.5%
6,937	LogMeIn, Inc.*	246,610

	Printing-Commercial - 0.6%
12,402	VistaPrint NV (Netherlands)*	331,133

	Retail-Pet Food & Supplies - 0.1%
6,240	PetMed Express, Inc.	68,453

	Telecommunication Services - 0.4%
71,004	Clearwire Corp., Class A*	154,079
13,377	Motricity, Inc.*	79,459
		233,538
	Web Hosting/Design - 6.1%
13,508	Equinix, Inc.*	1,411,181
18,449	NIC, Inc.	235,594
37,288	Rackspace Hosting, Inc.*	1,491,520
8,382	Web.com Group, Inc.*	72,839
		3,211,134
	Web Portals/ISP - 29.4%
30,838	AOL, Inc.*	529,797
32,045	Baidu, Inc. ADR (China)*	5,033,308
31,727	EarthLink, Inc.	255,085
8,219	Google, Inc., Class A*	4,961,728
10,682	InfoSpace, Inc.*	101,800
18,304	SINA Corp. (China)*	1,978,479
11,044	Sohu.com, Inc.*	995,065
131,381	Yahoo!, Inc.*	1,721,091
		15,576,353

	Total Common Stocks and Other Equity Interests (Cost $45,093,272)	$53,005,757

	Money Market Fund - 0.0%
13,955	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $13,955)	13,955

	Total Investments (Cost $45,107,227)(a)-100.0%	53,019,712
	Liabilities in excess of other assets-(0.0)%	(25,687)
	Net Assets-100.0%	$52,994,025

Investment Abbreviations:

ADR      - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $45,443,985. The net unrealized appreciation was $7,575,727 which consisted of aggregate gross unrealized appreciation of $10,630,138 and aggregate gross unrealized depreciation of $3,054,411.

This Fund has holdings greater than 10% of net assets in the following countries:

China	15.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Securities Lending

Effective May 24, 2011, PowerShares CleantechTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover its securities loaned, the Fund may sell the collateral and purchase replacement securities in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to marked appreciation or depreciation and the Funds will bear any loss on the investment of cash collateral.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Unless otherwise noted, as of July 31, 2011, the securities in each Fund were valued based on Level 1 inputs, and the appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the three-month period ended July 31, 2011, there were no significant transfers between investment levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$376,328,924	$—	$31,000	$376,359,924
Money Market Fund	19,421,294	—	—	19,421,294
Total Investments	395,750,218	—	31,000	395,781,218

PowerShares Zacks Micro Cap Portfolio
Equity Securities	45,884,089	—	26,307	45,910,396
Money Market Fund	1,432,781	—	—	1,432,781
Total Investments	47,316,870	—	26,307	47,343,177

PowerShares Golden Dragon Halter USX China Portfolio
Equity Securities	366,622,242	—	655,245	367,277,487
Money Market Fund	57,737,735	—	—	57,737,735
Total Investments	424,359,977	—	655,245	425,015,222

PowerShares WilderHill Progressive Energy Portfolio
Equity Securities	62,097,031	—	29,839	62,126,870
Money Market Fund	77,612	—	—	77,612
Total Investments	62,174,643	—	29,839	62,204,482

Item 2.         Controls and Procedures.

(a)        The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Treasurer

Date:	September 28, 2011